UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                        Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%
Aerospace & Defense - 4.6%
Boeing Co. (The)	58,282	$19,554,194
Curtiss-Wright Corp.	14,389	1,712,579
General Dynamics Corp.	62,296	11,612,597
Hexcel Corp.	18,555	1,231,681
Huntington Ingalls Industries, Inc.	53,274	11,549,270
Lockheed Martin Corp.	2,826	834,885
Northrop Grumman Corp.	26,078	8,024,201
Raytheon Co.	97,287	18,793,903
Spirit AeroSystems Holdings, Inc., Class A	175,389	15,067,669
Teledyne Technologies, Inc. *	12,620	2,512,137

		90,893,116

Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.	11,145	932,391
Expeditors International of Washington, Inc.	57,508	4,203,835
FedEx Corp.	135,085	30,672,400

		35,808,626

Airlines - 0.3%
JetBlue Airways Corp. *	332,649	6,313,678

Auto Components - 0.6%
Lear Corp.	65,195	12,113,883

Automobiles - 0.1%
General Motors Co.	47,650	1,877,410

Banks - 6.4%
Bank of America Corp.	275,216	7,758,339
BB&T Corp.	18,632	939,798
Citigroup, Inc.	206,752	13,835,844
Fifth Third Bancorp	110,423	3,169,140
JPMorgan Chase & Co.	360,812	37,596,610
PNC Financial Services Group, Inc. (The)	93,068	12,573,487
SunTrust Banks, Inc.	218,159	14,402,857
TCF Financial Corp.	128,864	3,172,632
US Bancorp	229,101	11,459,632
Wells Fargo & Co.	397,156	22,018,329

		126,926,668

Beverages - 0.4%
Constellation Brands, Inc., Class A	33,350	7,299,315

Biotechnology - 2.7%
AbbVie, Inc.	118,783	11,005,245
Amgen, Inc.	34,578	6,382,753
Biogen, Inc. *	45,858	13,309,826
Celgene Corp. *	22,588	1,793,939
Exelixis, Inc. *	51,392	1,105,956
Gilead Sciences, Inc.	182,385	12,920,153
United Therapeutics Corp. *	61,238	6,929,080

		53,446,952

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 2.7%
Ameriprise Financial, Inc.	99,621	$13,934,985
Bank of New York Mellon Corp. (The)	78,305	4,222,989
CME Group, Inc.	70,243	11,514,233
Federated Investors, Inc., Class B	121,364	2,830,208
LPL Financial Holdings, Inc.	14,168	928,571
MSCI, Inc.	11,103	1,836,769
S&P Global, Inc.	17,709	3,610,688
State Street Corp.	81,114	7,550,902
T. Rowe Price Group, Inc.	64,789	7,521,355

		53,950,700

Chemicals - 3.3%
Chemours Co. (The)	39,345	1,745,344
Eastman Chemical Co.	150,109	15,004,896
Huntsman Corp.	551,616	16,107,187
LyondellBasell Industries NV, Class A	287,425	31,573,636
Olin Corp.	25,427	730,264

		65,161,327

Commercial Services & Supplies - 0.6%
Copart, Inc. *	15,463	874,587
Republic Services, Inc.	19,350	1,322,766
Rollins, Inc.	16,121	847,642
Waste Management, Inc.	121,446	9,878,418

		12,923,413

Communications Equipment - 1.2%
Cisco Systems, Inc.	459,123	19,756,063
F5 Networks, Inc. *	22,143	3,818,560

		23,574,623

Consumer Finance - 0.4%
Capital One Financial Corp.	14,385	1,321,981
Credit Acceptance Corp. *	6,587	2,327,846
Discover Financial Services	35,549	2,503,005
Santander Consumer USA Holdings, Inc.	47,710	910,784

		7,063,616

Distributors - 0.0% (a)
LKQ Corp. *	30,523	973,684

Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B	1,454	852,189

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	144,246	26,923,516

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	78,921	2,534,153
Verizon Communications, Inc.	145,642	7,327,249

		9,861,402

Electric Utilities - 2.0%
Evergy, Inc.	24,878	1,396,900
Exelon Corp.	752,806	32,069,536
NextEra Energy, Inc.	4,011	669,957
Pinnacle West Capital Corp.	65,656	5,289,247

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 2.0% (continued)
Xcel Energy, Inc.	27,806	$1,270,178

		40,695,818

Electrical Equipment - 0.3%
Eaton Corp. plc	73,118	5,464,839

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. *	29,777	2,241,612
Coherent, Inc. *	46,166	7,221,286
FLIR Systems, Inc.	16,073	835,314
IPG Photonics Corp. *	10,764	2,374,861
Jabil, Inc.	65,036	1,798,896

		14,471,969

Equity Real Estate Investment Trusts (REITs) - 0.5%
GGP, Inc.	80,952	1,653,849
Public Storage	29,871	6,776,535
Simon Property Group, Inc.	14,523	2,471,670

		10,902,054

Food & Staples Retailing - 0.8%
Walmart, Inc.	192,807	16,513,920

Food Products - 1.8%
Archer-Daniels-Midland Co.	196,200	8,991,846
Bunge Ltd.	9,706	676,605
Ingredion, Inc.	58,127	6,434,659
Pilgrim’s Pride Corp. *	253,693	5,106,840
Tyson Foods, Inc., Class A	221,852	15,274,510

		36,484,460

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	82,953	5,059,303
Align Technology, Inc. *	14,142	4,838,544
Baxter International, Inc.	205,660	15,185,934
Danaher Corp.	147,142	14,519,973
ICU Medical, Inc. *	2,205	647,498
Medtronic plc	88,396	7,567,582
Varian Medical Systems, Inc. *	12,473	1,418,430

		49,237,264

Health Care Providers & Services - 2.7%
Aetna, Inc.	23,243	4,265,090
Anthem, Inc.	17,042	4,056,507
Cardinal Health, Inc.	13,082	638,794
Cigna Corp.	66,477	11,297,766
CVS Health Corp.	8,213	528,507
Express Scripts Holding Co. *	42,995	3,319,644
Humana, Inc.	60,450	17,991,734
McKesson Corp.	6,425	857,095
UnitedHealth Group, Inc.	6,051	1,484,552
WellCare Health Plans, Inc. *	39,166	9,644,236

		54,083,925

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	222,346	12,742,649
Darden Restaurants, Inc.	105,950	11,343,007
Hilton Grand Vacations, Inc. *	74,918	2,599,655
Las Vegas Sands Corp.	57,348	4,379,093
McDonald’s Corp.	4,447	696,800
Norwegian Cruise Line Holdings Ltd. *	42,118	1,990,076

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 2.3% (continued)
Royal Caribbean Cruises Ltd.	110,410	$11,438,476
Wyndham Hotels & Resorts, Inc.	8,200	482,406

		45,672,162

Household Durables - 0.4%
PulteGroup, Inc.	25,163	723,436
Toll Brothers, Inc.	179,969	6,657,054

		7,380,490

Household Products - 0.1%
Procter & Gamble Co. (The)	13,434	1,048,658

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	45,975	1,087,769

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	10,768	1,551,130

Insurance - 5.1%
Aflac, Inc.	175,965	7,570,014
Allstate Corp. (The)	239,582	21,866,649
American Financial Group, Inc.	78,029	8,374,853
Assured Guaranty Ltd.	212,201	7,581,942
Athene Holding Ltd., Class A *	67,934	2,978,227
CNA Financial Corp.	37,971	1,734,515
Everest Re Group Ltd.	59,785	13,779,247
First American Financial Corp.	103,506	5,353,330
FNF Group	111,791	4,205,577
Old Republic International Corp.	105,071	2,091,964
Prudential Financial, Inc.	38,334	3,584,612
Reinsurance Group of America, Inc.	60,041	8,014,273
Travelers Cos., Inc. (The)	111,356	13,623,293

		100,758,496

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. *	32,440	55,141,512
Booking Holdings, Inc. *	6,131	12,428,089
Netflix, Inc. *	39,844	15,596,137
Qurate Retail, Inc. *	129,319	2,744,149

		85,909,887

Internet Software & Services - 7.7%
Akamai Technologies, Inc. *	158,296	11,592,016
Alphabet, Inc., Class A *	29,042	32,793,936
Alphabet, Inc., Class C *	23,268	25,958,944
eBay, Inc.*	403,975	14,648,134
Facebook, Inc., Class A *	297,684	57,845,955
IAC/InterActiveCorp *	44,852	6,839,481
Match Group, Inc. *(b)	42,080	1,630,179
VeriSign, Inc. *	15,405	2,116,955

		153,425,600

IT Services - 3.7%
Accenture plc, Class A	54,344	8,890,135
Amdocs Ltd.	46,852	3,101,134
Booz Allen Hamilton Holding Corp.	79,748	3,487,380
Broadridge Financial Solutions, Inc.	9,439	1,086,429
Cognizant Technology Solutions Corp., Class A	130,114	10,277,705
CoreLogic, Inc. *	26,041	1,351,528
DXC Technology Co.	127,890	10,309,213

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.7% (continued)
Euronet Worldwide, Inc. *	10,739	$899,606
Fiserv, Inc. *	16,082	1,191,515
Genpact Ltd.	36,204	1,047,382
International Business Machines Corp.	130,997	18,300,281
Total System Services, Inc.	76,806	6,491,643
Visa, Inc., Class A	59,121	7,830,576

		74,264,527

Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	4,988	737,974
Charles River Laboratories International, Inc. *	34,207	3,840,078
Thermo Fisher Scientific, Inc.	32,891	6,813,042

		11,391,094

Machinery - 1.7%
Allison Transmission Holdings, Inc.	132,272	5,355,693
Caterpillar, Inc.	9,922	1,346,118
Cummins, Inc.	91,109	12,117,497
ITT, Inc.	23,277	1,216,689
Oshkosh Corp.	85,049	5,980,645
PACCAR, Inc.	32,403	2,007,690
Snap-on, Inc.	3,554	571,199
Terex Corp.	103,996	4,387,591
Trinity Industries, Inc.	24,673	845,297

		33,828,419

Media - 1.8%
Comcast Corp., Class A	210,580	6,909,130
John Wiley & Sons, Inc., Class A	33,392	2,083,661
Twenty-First Century Fox, Inc., Class A	75,076	3,730,526
Viacom, Inc., Class B	328,951	9,921,162
Walt Disney Co. (The)	117,625	12,328,276

		34,972,755

Metals & Mining - 0.5%
Alcoa Corp. *	52,381	2,455,621
Reliance Steel & Aluminum Co.	34,803	3,046,655
Steel Dynamics, Inc.	55,062	2,530,099
United States Steel Corp.	27,297	948,571

		8,980,946

Multiline Retail - 1.0%
Kohl’s Corp.	121,625	8,866,462
Macy’s, Inc.	55,751	2,086,760
Target Corp.	124,133	9,449,004

		20,402,226

Multi-Utilities - 2.6%
Ameren Corp.	265,955	16,183,362
Consolidated Edison, Inc.	280,637	21,884,073
DTE Energy Co.	48,731	5,049,994
Public Service Enterprise Group, Inc.	175,222	9,486,519

		52,603,948

Oil, Gas & Consumable Fuels - 3.7%
ConocoPhillips	147,899	10,296,728
Energen Corp. *	37,536	2,733,372
EOG Resources, Inc.	25,979	3,232,567
HollyFrontier Corp.	335,598	22,964,971
Marathon Oil Corp.	120,344	2,510,376

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 3.7% (continued)
Marathon Petroleum Corp.	80,801	$5,668,998
PBF Energy, Inc., Class A	282,864	11,860,488
Pioneer Natural Resources Co.	10,426	1,973,016
Valero Energy Corp.	114,609	12,702,115

		73,942,631

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	39,379	5,618,989
Nu Skin Enterprises, Inc., Class A	10,808	845,078

		6,464,067

Pharmaceuticals - 1.4%
Johnson & Johnson	127,080	15,419,887
Mylan NV *	15,362	555,183
Pfizer, Inc.	351,131	12,739,033

		28,714,103

Professional Services - 0.5%
Robert Half International, Inc.	144,104	9,381,170

Road & Rail - 0.3%
Norfolk Southern Corp.	4,863	733,681
Old Dominion Freight Line, Inc.	7,912	1,178,571
Union Pacific Corp.	25,419	3,601,364

		5,513,616

Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	161,607	7,464,627
First Solar, Inc. *	35,816	1,886,071
Intel Corp.	662,310	32,923,430
Lam Research Corp.	83,636	14,456,483
Marvell Technology Group Ltd.	198,335	4,252,302
Micron Technology, Inc. *	635,391	33,319,904
NVIDIA Corp.	4,292	1,016,775
ON Semiconductor Corp. *	247,630	5,506,053
Skyworks Solutions, Inc.	81,816	7,907,516
Texas Instruments, Inc.	113,603	12,524,731

		121,257,892

Software - 5.8%
Activision Blizzard, Inc.	140,591	10,729,905
Adobe Systems, Inc. *	40,109	9,778,975
CA, Inc.	48,627	1,733,553
Cadence Design Systems, Inc. *	49,743	2,154,369
Dell Technologies, Inc., Class V *	6,849	579,289
Electronic Arts, Inc. *	32,220	4,543,664
Intuit, Inc.	3,570	729,369
Manhattan Associates, Inc. *	50,181	2,359,009
Microsoft Corp.	565,873	55,800,737
Oracle Corp.	339,304	14,949,734
VMware, Inc., Class A *(b)	79,268	11,650,018

		115,008,622

Specialty Retail - 1.7%
AutoNation, Inc. *	12,585	611,379
Best Buy Co., Inc.	237,902	17,742,731
Gap, Inc. (The)	20,663	669,275
Home Depot, Inc. (The)	24,149	4,711,470
Williams-Sonoma, Inc. (b)	178,633	10,964,493

		34,699,348

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	381,242	$70,571,707
HP, Inc.	263,173	5,971,395
Western Digital Corp.	73,850	5,716,729

		82,259,831

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	29,960	3,247,364
Lululemon Athletica, Inc. *	6,739	841,364
Michael Kors Holdings Ltd. *	169,880	11,314,008
Ralph Lauren Corp.	41,634	5,234,227
Skechers U.S.A., Inc., Class A *	264,568	7,939,686

		28,576,649

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	31,509	347,859

Tobacco - 0.8%
Altria Group, Inc.	127,125	7,219,429
Philip Morris International, Inc.	100,862	8,143,598

		15,363,027

Trading Companies & Distributors - 0.7%
Air Lease Corp.	106,559	4,472,281
United Rentals, Inc. *	46,764	6,903,302
WW Grainger, Inc.	8,744	2,696,650

		14,072,233

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	14,016	591,475

TOTAL COMMON STOCKS (Cost $1,563,381,413)		1,933,288,997

SHORT-TERM INVESTMENTS - 3.6%

Investment Companies - 3.6%
Limited Purpose Cash Investment Fund, 1.85% (2)(c)
(Cost $71,828,478)	71,843,325	71,843,325

SECURITIES LENDING COLLATERAL - 1.1%

Investment Companies - 1.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(c)(d)	3,543,513	3,543,513
Limited Purpose Cash Investment Fund 1.85% (2)(c)(d)	19,249,788	19,249,788

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,793,301)		22,793,301

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.7% (Cost $1,658,003,192)		2,027,925,623

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)% (e)		(33,696,590)

NET ASSETS - 100.0%		$1,994,229,033

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$273,430,684	13.7%
Consumer Staples	83,173,446	4.2
Energy	73,942,631	3.7
Financials	315,970,856	15.9
Health Care	196,873,338	9.9
Industrials	216,341,716	10.9
Information Technology	584,263,064	29.3
Materials	74,142,272	3.7
Real Estate	10,902,054	0.5
Telecommunication Services	9,861,402	0.5
Utilities	94,387,534	4.7
Short-Term Investments	71,843,325	3.6
Securities Lending Collateral	22,793,301	1.1

Total Investments In Securities At Value	2,027,925,623	101.7
Liabilities in Excess of Other Assets (e)	(33,696,590)	(1.7)

Net Assets	$1,994,229,033	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $22,271,860.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	275	9/2018	USD	$37,422,000	$(825,840)

					$(825,840)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$3,324,492	$3,324,492

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%
Aerospace & Defense - 1.4%
Aerovironment, Inc. *	5,828	$416,294
Axon Enterprise, Inc. *	41,171	2,601,184
Ducommun, Inc. *	7,005	231,795
Esterline Technologies Corp. *	22,805	1,683,009
KLX, Inc. *	16,030	1,152,557
Moog, Inc., Class A	17,130	1,335,455
National Presto Industries, Inc. (a)	7,871	976,004
Vectrus, Inc. *	58,602	1,806,114

		10,202,412

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. *	46,125	1,041,964
Atlas Air Worldwide Holdings, Inc. *	45,497	3,262,135
Forward Air Corp.	6,378	376,812
Hub Group, Inc., Class A *	71,428	3,557,114

		8,238,025

Airlines - 0.4%
Allegiant Travel Co.	5,157	716,565
Hawaiian Holdings, Inc.	18,265	656,627
SkyWest, Inc.	18,911	981,481
Spirit Airlines, Inc. *	22,895	832,233

		3,186,906

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. *	104,451	1,625,257
Cooper Tire & Rubber Co. (a)	8,172	214,924
Cooper-Standard Holdings, Inc. *	33,648	4,396,784
Dana, Inc.	39,837	804,309
Stoneridge, Inc. *	32,847	1,154,243
Tenneco, Inc.	9,308	409,180
Tower International, Inc.	39,931	1,269,806

		9,874,503

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	857,634

Banks - 6.4%
1st Source Corp.	11,573	618,345
Ameris Bancorp	7,397	394,630
BancFirst Corp.	6,266	370,947
BancorpSouth Bank	11,896	391,973
Berkshire Hills Bancorp, Inc.	9,190	373,114
Brookline Bancorp, Inc.	63,300	1,177,380
Cadence Bancorp	33,661	971,793
Cathay General Bancorp	81,781	3,311,313
CenterState Bank Corp.	12,429	370,633
City Holding Co.	4,496	338,234
Columbia Banking System, Inc.	11,281	461,393
Community Trust Bancorp, Inc.	5,693	284,365
Customers Bancorp, Inc. *	25,088	711,997
Eagle Bancorp, Inc. *	26,466	1,622,366
Enterprise Financial Services Corp.	23,785	1,283,201
FCB Financial Holdings, Inc., Class A *	5,256	309,053
Fidelity Southern Corp.	34,506	876,797
First Busey Corp.	8,773	278,280
First Financial Bancorp	30,642	939,177
First Interstate BancSystem, Inc., Class A	57,513	2,427,049
First Merchants Corp.	53,707	2,492,005
Flushing Financial Corp.	14,191	370,385
Fulton Financial Corp.	119,260	1,967,790
Glacier Bancorp, Inc.	5,511	213,165
Great Southern Bancorp, Inc.	13,038	745,774
Great Western Bancorp, Inc.	103,161	4,331,730
Hancock Whitney Corp.	42,243	1,970,636

INVESTMENTS	SHARES	VALUE ($)
Banks - 6.4% (continued)
Hanmi Financial Corp.	8,975	$254,441
Heartland Financial USA, Inc.	21,321	1,169,457
Heritage Financial Corp.	7,292	254,126
Hilltop Holdings, Inc.	14,902	328,887
Hope Bancorp, Inc.	12,023	214,370
Independent Bank Corp./MA	13,463	1,055,499
International Bancshares Corp.	71,587	3,063,924
LegacyTexas Financial Group, Inc.	11,526	449,745
MB Financial, Inc.	28,531	1,332,398
Midland States Bancorp, Inc.	7,041	241,225
NBT Bancorp, Inc.	27,750	1,058,663
Old National Bancorp	17,158	319,139
Park National Corp.	1,881	209,581
Preferred Bank	3,693	226,972
Renasant Corp.	12,299	559,850
S&T Bancorp, Inc.	6,068	262,380
Sandy Spring Bancorp, Inc.	7,575	310,651
ServisFirst Bancshares, Inc.	56,399	2,353,530
Simmons First National Corp., Class A	16,606	496,519
Stock Yards Bancorp, Inc.	6,968	265,829
Tompkins Financial Corp.	2,852	244,930
TriCo Bancshares	6,437	241,066
Trustmark Corp.	25,273	824,658
UMB Financial Corp.	4,576	348,828
Union Bankshares Corp.	7,445	289,462
United Community Banks, Inc.	11,983	367,519
WesBanco, Inc.	19,752	889,630

		47,236,804

Beverages - 1.8%
Boston Beer Co., Inc. (The), Class A *	17,343	5,197,697
Coca-Cola Bottling Co. Consolidated (a)	8,570	1,158,064
MGP Ingredients, Inc. (a)	26,829	2,382,684
National Beverage Corp. *(a)	40,439	4,322,929

		13,061,374

Biotechnology - 5.4%
Amicus Therapeutics, Inc. *	61,340	958,131
AnaptysBio, Inc. *	12,577	893,470
Array BioPharma, Inc. *	62,800	1,053,784
Arrowhead Pharmaceuticals, Inc. *	43,928	597,421
BioSpecifics Technologies Corp. *	14,313	642,081
Blueprint Medicines Corp. *	7,284	462,388
Calithera Biosciences, Inc. *	67,213	336,065
CareDx, Inc. *	64,250	786,420
Clovis Oncology, Inc. *	15,212	691,690
Concert Pharmaceuticals, Inc. *	18,280	307,652
Eagle Pharmaceuticals, Inc. *(a)	31,813	2,406,972
Emergent BioSolutions, Inc. *	94,830	4,787,967
Enanta Pharmaceuticals, Inc. *	24,434	2,831,901
FibroGen, Inc. *	9,259	579,613
Foundation Medicine, Inc. *(a)	8,614	1,177,534
Halozyme Therapeutics, Inc. *	44,786	755,540
Insmed, Inc. *	27,807	657,635
Ligand Pharmaceuticals, Inc. *	2,324	481,463
Loxo Oncology, Inc. *	8,514	1,477,009
Mirati Therapeutics, Inc. *	24,911	1,228,112
Myriad Genetics, Inc. *	103,172	3,855,538
PDL BioPharma, Inc. *	1,038,479	2,430,041
Portola Pharmaceuticals, Inc. *	18,850	711,964
PTC Therapeutics, Inc. *	7,742	261,138
Puma Biotechnology, Inc. *	10,780	637,637
REGENXBIO, Inc. *	30,928	2,219,084
Repligen Corp. *	79,419	3,735,870
Sorrento Therapeutics, Inc. *	86,852	625,334
Spectrum Pharmaceuticals, Inc. *	101,792	2,133,560

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 5.4% (continued)
Versartis, Inc.*	32,120	$65,043

		39,788,057

Building Products - 1.6%
Apogee Enterprises, Inc.	48,814	2,351,371
Builders FirstSource, Inc. *	116,756	2,135,467
Continental Building Products, Inc. *	10,526	332,095
Insteel Industries, Inc.	10,613	354,474
JELD-WEN Holding, Inc. *	21,871	625,292
Patrick Industries, Inc. *	46,065	2,618,795
Simpson Manufacturing Co., Inc.	3,482	216,546
Universal Forest Products, Inc.	80,385	2,943,699

		11,577,739

Capital Markets - 1.1%
BrightSphere Investment Group plc	21,997	313,677
Cohen & Steers, Inc.	29,131	1,215,054
Financial Engines, Inc.	18,719	840,483
INTL. FCStone, Inc. *	5,079	262,635
Stifel Financial Corp.	39,372	2,057,187
Waddell & Reed Financial, Inc., Class A (a)	184,182	3,309,751

		7,998,787

Chemicals - 1.9%
AdvanSix, Inc. *	48,106	1,762,123
FutureFuel Corp.	36,196	507,106
Ingevity Corp. *	16,064	1,298,935
Innospec, Inc.	12,681	970,730
Kraton Corp. *	5,566	256,815
Kronos Worldwide, Inc.	114,558	2,580,992
Stepan Co.	29,730	2,319,237
Trinseo SA	63,364	4,495,676

		14,191,614

Commercial Services & Supplies - 1.7%
ACCO Brands Corp.	189,307	2,621,902
Brink’s Co. (The)	16,181	1,290,435
Deluxe Corp.	27,178	1,799,455
Ennis, Inc.	66,693	1,357,203
Herman Miller, Inc.	38,674	1,311,049
HNI Corp.	12,357	459,680
Interface, Inc.	44,855	1,029,422
Kimball International, Inc., Class B	34,022	549,796
Quad/Graphics, Inc.	24,470	509,710
Steelcase, Inc., Class A	43,352	585,252
UniFirst Corp.	2,940	520,086
Viad Corp.	6,389	346,603

		12,380,593

Communications Equipment - 0.5%
Applied Optoelectronics, Inc. *(a)	51,588	2,316,301
Ciena Corp. *	18,665	494,809
Oclaro, Inc. *	65,989	589,282

		3,400,392

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	13,206	604,835
Dycom Industries, Inc. *	12,670	1,197,442
EMCOR Group, Inc.	60,662	4,621,231
KBR, Inc.	14,006	250,988
MYR Group, Inc. *	8,879	314,849
Primoris Services Corp.	9,613	261,762

		7,251,107

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,932	811,965
US Concrete, Inc. *(a)	5,720	300,300

		1,112,265

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 1.8%
Enova International, Inc. *	8,411	$307,422
EZCORP, Inc., Class A *	25,904	312,143
FirstCash, Inc.	37,931	3,408,100
Green Dot Corp., Class A *	60,704	4,455,067
Nelnet, Inc., Class A	36,656	2,141,077
PRA Group, Inc. *	6,059	233,574
Regional Management Corp. *	14,092	493,502
World Acceptance Corp. *	14,286	1,585,889

		12,936,774

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	406,739

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. *	116,554	5,606,247
American Public Education, Inc. *	55,095	2,319,500
Capella Education Co.	7,114	702,152
Career Education Corp. *	17,579	284,252
Chegg, Inc. *	8,198	227,822
K12, Inc. *	20,082	328,742
Sotheby’s *	6,266	340,495
Weight Watchers International, Inc. *	33,827	3,419,910

		13,229,120

Diversified Telecommunication Services - 0.3%
Vonage Holdings Corp. *	160,090	2,063,560

Electric Utilities - 0.1%
Spark Energy, Inc., Class A	64,551	629,372

Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	9,346	447,487
Atkore International Group, Inc. *	43,247	898,240
Encore Wire Corp.	8,129	385,721
Enphase Energy, Inc. *	257,765	1,734,758
Generac Holdings, Inc. *	46,725	2,417,084
Sunrun, Inc. *	181,224	2,383,096
TPI Composites, Inc. *	86,658	2,533,880

		10,800,266

Electronic Equipment, Instruments & Components - 2.3%
AVX Corp.	22,976	360,034
Benchmark Electronics, Inc.	28,300	824,945
CTS Corp.	9,383	337,788
Electro Scientific Industries, Inc. *(a)	175,133	2,761,847
ePlus, Inc. *	21,751	2,046,769
Fabrinet (Thailand) *	9,871	364,141
Insight Enterprises, Inc. *	11,885	581,533
KEMET Corp. *	57,345	1,384,882
Kimball Electronics, Inc. *	5,744	105,115
Methode Electronics, Inc.	51,902	2,091,651
PCM, Inc. *	2,855	43,253
Plexus Corp. *	13,071	778,247
Rogers Corp. *	10,053	1,120,507
SYNNEX Corp.	7,805	753,261
Tech Data Corp. *	14,708	1,207,821
TTM Technologies, Inc. *	78,977	1,392,365
Vishay Intertechnology, Inc.	46,171	1,071,167

		17,225,326

Energy Equipment & Services - 0.8%
Covia Holdings Corp. *	13,032	241,874
Exterran Corp. *	10,619	265,900
Mammoth Energy Services, Inc. *(a)	62,957	2,138,020
Matrix Service Co. *	22,679	416,160
McDermott International, Inc. *	46,424	912,231
Smart Sand, Inc. *(a)	79,119	420,122
Unit Corp. *	9,522	243,382
US Silica Holdings, Inc.	49,505	1,271,783

		5,909,472

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust	8,622	$235,984
Agree Realty Corp.	14,288	753,978
Alexander & Baldwin, Inc.	9,973	234,365
American Assets Trust, Inc.	13,359	511,516
Chesapeake Lodging Trust	17,625	557,655
CoreCivic, Inc.	38,644	923,205
Cousins Properties, Inc.	152,602	1,478,713
DiamondRock Hospitality Co.	98,561	1,210,329
EastGroup Properties, Inc.	8,424	804,997
Education Realty Trust, Inc.	9,517	394,955
First Industrial Realty Trust, Inc.	50,404	1,680,469
Four Corners Property Trust, Inc.	26,101	642,868
GEO Group, Inc. (The)	52,351	1,441,747
Gramercy Property Trust	53,933	1,473,450
Healthcare Realty Trust, Inc.	29,403	855,039
LaSalle Hotel Properties	47,297	1,618,976
Lexington Realty Trust	28,299	247,050
LTC Properties, Inc.	15,264	652,383
Mack-Cali Realty Corp.	10,579	214,542
Monmouth Real Estate Investment Corp.	13,410	221,667
National Health Investors, Inc.	12,852	946,935
Pebblebrook Hotel Trust (a)	24,372	945,634
Physicians Realty Trust	19,657	313,333
PS Business Parks, Inc.	4,743	609,476
Quality Care Properties, Inc. *	30,174	649,043
Rexford Industrial Realty, Inc.	15,040	472,106
Ryman Hospitality Properties, Inc.	19,404	1,613,443
Select Income REIT	28,994	651,495
STAG Industrial, Inc.	7,972	217,078
Summit Hotel Properties, Inc.	23,783	340,335
Sunstone Hotel Investors, Inc.	92,362	1,535,056
Terreno Realty Corp.	31,022	1,168,599
Urban Edge Properties	9,886	226,093
Washington Prime Group, Inc.	62,209	504,515
Washington REIT	15,381	466,506
Xenia Hotels & Resorts, Inc.	27,489	669,632

		27,483,167

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	34,579	1,099,612
Rite Aid Corp. *	366,085	633,327
Weis Markets, Inc.	13,683	729,852

		2,462,791

Food Products - 0.7%
John B Sanfilippo & Son, Inc.	19,030	1,416,783
Sanderson Farms, Inc.	38,678	4,066,992

		5,483,775

Gas Utilities - 0.4%
ONE Gas, Inc.	6,300	470,862
Southwest Gas Holdings, Inc.	5,540	422,536
WGL Holdings, Inc.	19,538	1,733,997

		2,627,395

Health Care Equipment & Supplies - 2.6%
Anika Therapeutics, Inc. *	18,449	590,368
AxoGen, Inc. *	9,960	500,490
CONMED Corp.	3,076	225,163
Globus Medical, Inc., Class A *	104,639	5,280,084
Haemonetics Corp. *	28,539	2,559,378
Inogen, Inc. *	9,778	1,821,935
Integer Holdings Corp. *	11,755	759,961
iRadimed Corp. *(a)	10,528	218,456
Lantheus Holdings, Inc. *	117,265	1,706,206

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 2.6% (continued)
LeMaitre Vascular, Inc.	8,505	$284,747
Merit Medical Systems, Inc. *	35,821	1,834,035
Neogen Corp. *	10,729	860,359
NuVasive, Inc. *	7,985	416,178
NxStage Medical, Inc. *	25,100	700,290
Pulse Biosciences, Inc. *(a)	22,782	344,919
STAAR Surgical Co. *	9,135	283,185
TransEnterix, Inc. *	161,383	703,630

		19,089,384

Health Care Providers & Services - 1.8%
Amedisys, Inc. *	13,024	1,113,031
AMN Healthcare Services, Inc. *	71,495	4,189,607
Cross Country Healthcare, Inc. *	19,538	219,802
Diplomat Pharmacy, Inc. *	41,826	1,069,073
Ensign Group, Inc. (The)	8,469	303,360
Magellan Health, Inc. *	18,191	1,745,426
RadNet, Inc. *	35,718	535,770
Select Medical Holdings Corp. *	19,008	344,995
Tivity Health, Inc. *	45,553	1,603,466
Triple-S Management Corp., Class B *	62,794	2,452,734

		13,577,264

Hotels, Restaurants & Leisure - 2.4%
BBX Capital Corp.	24,031	217,000
BJ’s Restaurants, Inc.	3,769	226,140
Bloomin’ Brands, Inc.	45,367	911,877
Brinker International, Inc. (a)	29,340	1,396,584
Carrols Restaurant Group, Inc. *	20,133	298,975
Cheesecake Factory, Inc. (The) (a)	20,948	1,153,397
Dave & Buster’s Entertainment, Inc. *	54,484	2,593,438
Denny’s Corp. *	18,705	297,971
Eldorado Resorts, Inc. *	21,831	853,592
ILG, Inc.	34,001	1,123,053
Marriott Vacations Worldwide Corp.	21,967	2,481,392
Penn National Gaming, Inc. *	78,191	2,626,436
Red Robin Gourmet Burgers, Inc. *	19,953	929,810
Ruth’s Hospitality Group, Inc.	50,342	1,412,093
Sonic Corp.	14,911	513,236
Town Sports International Holdings, Inc. *	16,743	243,611

		17,278,605

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	12,462	343,328
Flexsteel Industries, Inc.	14,703	586,650
Hooker Furniture Corp.	43,621	2,045,825
KB Home	81,663	2,224,500
La-Z-Boy, Inc.	93,188	2,851,553
LGI Homes, Inc. *(a)	5,417	312,723
Libbey, Inc.	12,921	105,048
MDC Holdings, Inc.	57,106	1,757,152
Meritage Homes Corp. *	18,809	826,655
Taylor Morrison Home Corp., Class A *	39,569	822,244
TopBuild Corp. *	15,101	1,183,012
TRI Pointe Group, Inc. *	21,244	347,552
William Lyon Homes, Class A *	12,300	285,360
ZAGG, Inc. *	68,214	1,180,102

		14,871,704

Insurance - 5.4%
American Equity Investment Life Holding Co.	82,916	2,984,976
CNO Financial Group, Inc.	84,710	1,612,878
Employers Holdings, Inc.	86,393	3,472,999
FBL Financial Group, Inc., Class A	7,913	623,149

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 5.4% (continued)
Genworth Financial, Inc., Class A *	280,193	$1,260,868
Health Insurance Innovations, Inc., Class A *	21,650	700,378
Heritage Insurance Holdings, Inc. (a)	50,332	839,034
Horace Mann Educators Corp.	26,522	1,182,881
Kemper Corp.	42,677	3,228,515
National General Holdings Corp.	27,971	736,476
National Western Life Group, Inc., Class A	7,195	2,210,736
Navigators Group, Inc. (The)	7,063	402,591
Primerica, Inc.	56,452	5,622,619
Selective Insurance Group, Inc.	73,984	4,069,120
Third Point Reinsurance Ltd. *	184,845	2,310,563
Trupanion, Inc. *(a)	33,531	1,294,297
United Fire Group, Inc.	6,018	328,041
Universal Insurance Holdings, Inc.	182,628	6,410,243

		39,290,364

Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A *	92,467	1,160,461
Groupon, Inc. *	407,782	1,753,463
Nutrisystem, Inc.	51,480	1,981,980
PetMed Express, Inc. (a)	41,687	1,836,312
Shutterfly, Inc. *	5,680	511,370

		7,243,586

Internet Software & Services - 3.7%
Alarm.com Holdings, Inc. *	23,068	931,486
Blucora, Inc. *	42,209	1,561,733
Brightcove, Inc. *	36,232	349,639
Care.com, Inc. *	18,767	391,855
Cars.com, Inc. *	30,397	862,971
Etsy, Inc. *	97,277	4,104,117
Five9, Inc. *	15,643	540,778
j2 Global, Inc.	39,878	3,453,833
Meet Group, Inc. (The) *	110,995	497,257
MINDBODY, Inc., Class A *	15,462	596,833
New Relic, Inc. *	2,124	213,653
NIC, Inc.	44,632	694,028
QuinStreet, Inc. *	25,640	325,628
Shutterstock, Inc. *	21,184	1,005,393
Stamps.com, Inc. *	25,316	6,406,214
TechTarget, Inc. *	24,029	682,424
Trade Desk, Inc. (The), Class A *(a)	19,801	1,857,334
TrueCar, Inc. *(a)	35,484	358,033
Web.com Group, Inc. *	12,396	320,437
XO Group, Inc. *	25,293	809,376
Yelp, Inc. *	38,189	1,496,245

		27,459,267

IT Services - 2.0%
CACI International, Inc., Class A *	10,180	1,715,839
Convergys Corp.	113,298	2,769,003
CSG Systems International, Inc.	9,537	389,777
Hackett Group, Inc. (The)	38,091	612,122
MAXIMUS, Inc.	22,401	1,391,326
Perficient, Inc. *	12,894	340,015
Perspecta, Inc.	48,628	999,305
Sykes Enterprises, Inc. *	72,637	2,090,493
Syntel, Inc. *	77,437	2,484,953
Travelport Worldwide Ltd.	87,388	1,620,174
TTEC Holdings, Inc.	13,479	465,700

		14,878,707

Leisure Products - 0.5%
Acushnet Holdings Corp.	12,614	308,539
Johnson Outdoors, Inc., Class A	3,222	272,356

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 0.5% (continued)
Nautilus, Inc. *	114,102	$1,791,401
Sturm Ruger & Co., Inc. (a)	17,455	977,480

		3,349,776

Life Sciences Tools & Services - 0.1%
Cambrex Corp. *	14,421	754,218

Machinery - 2.9%
Alamo Group, Inc.	27,873	2,518,604
American Railcar Industries, Inc.	6,872	271,307
Astec Industries, Inc.	24,413	1,459,897
Barnes Group, Inc.	43,723	2,575,285
Columbus McKinnon Corp.	29,013	1,258,004
Douglas Dynamics, Inc.	7,816	375,168
EnPro Industries, Inc.	6,133	429,003
Global Brass & Copper Holdings, Inc.	22,254	697,663
Greenbrier Cos., Inc. (The)	66,794	3,523,383
Harsco Corp. *	18,072	399,391
Hillenbrand, Inc.	4,765	224,670
Hyster-Yale Materials Handling, Inc.	6,572	422,251
Kadant, Inc.	8,445	811,987
Kennametal, Inc.	8,484	304,576
Lydall, Inc. *	12,443	543,137
Meritor, Inc. *	220,325	4,532,085
Proto Labs, Inc. *	2,386	283,815
Standex International Corp.	2,962	302,716
Wabash National Corp.	12,021	224,312

		21,157,254

Media - 1.4%
Entravision Communications Corp., Class A	354,245	1,771,225
Gannett Co., Inc. (a)	215,038	2,300,907
Gray Television, Inc. *	172,439	2,724,536
Marcus Corp. (The)	8,173	265,622
MSG Networks, Inc., Class A *	77,621	1,859,023
New York Times Co. (The), Class A	14,798	383,268
Scholastic Corp.	16,215	718,487

		10,023,068

Metals & Mining - 1.4%
Cleveland-Cliffs, Inc. *	104,116	877,698
Commercial Metals Co.	44,378	936,819
Ryerson Holding Corp. *	26,758	298,352
Schnitzer Steel Industries, Inc., Class A	17,054	574,720
Warrior Met Coal, Inc.	282,448	7,787,091

		10,474,680

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,193,099
Blackstone Mortgage Trust, Inc., Class A	33,505	1,053,062
CYS Investments, Inc.	85,482	641,115
Invesco Mortgage Capital, Inc.	35,664	567,058
Redwood Trust, Inc.	59,931	987,063

		4,441,397

Multiline Retail - 0.5%
Dillard’s, Inc., Class A	16,025	1,514,362
Ollie’s Bargain Outlet Holdings, Inc. *	27,161	1,969,173

		3,483,535

Multi-Utilities - 0.5%
Avista Corp.	25,054	1,319,344
Black Hills Corp. (a)	15,062	921,945
NorthWestern Corp.	18,706	1,070,918

		3,312,207

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. *	186,430	$538,783
Arch Coal, Inc., Class A	44,854	3,517,899
Delek US Holdings, Inc.	4,349	218,189
Denbury Resources, Inc. *	109,009	524,333
Laredo Petroleum, Inc. *	84,890	816,642
Oasis Petroleum, Inc. *	49,591	643,195
PDC Energy, Inc. *	3,513	212,361
Peabody Energy Corp.	112,461	5,114,726
Penn Virginia Corp. *	9,082	770,971
Renewable Energy Group, Inc. *	99,233	1,771,309
REX American Resources Corp. *	9,642	780,713
SandRidge Energy, Inc. *	47,707	846,322
SRC Energy, Inc. *	30,606	337,278
W&T Offshore, Inc. *	317,629	2,271,048
WildHorse Resource Development Corp. *	44,309	1,123,676

		19,487,445

Paper & Forest Products - 1.5%
Boise Cascade Co.	56,719	2,535,339
KapStone Paper and Packaging Corp.	28,396	979,662
Louisiana-Pacific Corp.	174,627	4,753,347
PH Glatfelter Co.	19,952	390,860
Verso Corp., Class A *	110,133	2,396,494

		11,055,702

Personal Products - 1.6%
Inter Parfums, Inc.	4,372	233,902
Medifast, Inc.	14,788	2,368,446
Natural Health Trends Corp. (a)	50,245	1,257,130
USANA Health Sciences, Inc. *	67,149	7,742,280

		11,601,758

Pharmaceuticals - 1.7%
ANI Pharmaceuticals, Inc. *	6,188	413,358
Corcept Therapeutics, Inc. *(a)	146,119	2,296,991
Endocyte, Inc. *	16,882	232,972
Horizon Pharma plc *	39,569	655,263
Innoviva, Inc. *	89,405	1,233,789
Lannett Co., Inc. *(a)	91,965	1,250,724
MyoKardia, Inc. *	16,874	837,794
Pacira Pharmaceuticals, Inc. *	22,638	725,548
Phibro Animal Health Corp., Class A	30,159	1,388,822
Prestige Brands Holdings, Inc. *	9,936	381,344
Supernus Pharmaceuticals, Inc. *	53,583	3,206,942

		12,623,547

Professional Services - 2.2%
ASGN, Inc. *	14,529	1,136,022
Barrett Business Services, Inc.	22,866	2,208,170
CBIZ, Inc. *	17,515	402,845
FTI Consulting, Inc. *	9,573	578,975
ICF International, Inc.	15,268	1,084,791
Insperity, Inc.	64,952	6,186,678
Kelly Services, Inc., Class A	42,296	949,545
Kforce, Inc.	12,482	428,133
Korn/Ferry International	24,472	1,515,551
TriNet Group, Inc. *	5,432	303,866
TrueBlue, Inc. *	45,588	1,228,597
Willdan Group, Inc. *	10,900	337,573

		16,360,746

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	52,097	1,789,532
RMR Group, Inc. (The), Class A	4,404	345,494

		2,135,026

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 1.8%
ArcBest Corp.	52,760	$2,411,132
Avis Budget Group, Inc. *	85,217	2,769,553
Hertz Global Holdings, Inc. *	108,438	1,663,439
Marten Transport Ltd.	13,716	321,640
Saia, Inc. *	56,209	4,544,498
USA Truck, Inc. *	17,628	413,729
Werner Enterprises, Inc.	35,295	1,325,327

		13,449,318

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. *	41,791	2,427,639
Amkor Technology, Inc. *	236,976	2,035,624
Brooks Automation, Inc.	19,194	626,108
Cabot Microelectronics Corp.	22,662	2,437,525
Cirrus Logic, Inc. *	76,177	2,919,864
Diodes, Inc. *	6,307	217,402
Entegris, Inc.	100,711	3,414,103
Ichor Holdings Ltd. *	39,974	848,248
Integrated Device Technology, Inc. *	19,306	615,475
Photronics, Inc. *	31,335	249,897
Rudolph Technologies, Inc. *	29,461	872,046
Silicon Laboratories, Inc. *	6,022	599,791
SMART Global Holdings, Inc. *	55,818	1,778,920
Synaptics, Inc. *	25,486	1,283,730
Ultra Clean Holdings, Inc. *	70,332	1,167,511

		21,493,883

Software - 1.8%
ACI Worldwide, Inc. *	21,507	530,578
Blackbaud, Inc.	22,624	2,317,829
Ebix, Inc. (a)	31,551	2,405,764
Ellie Mae, Inc. *	7,602	789,392
Imperva, Inc. *	9,613	463,827
Mitek Systems, Inc. *	65,922	586,706
Progress Software Corp.	36,877	1,431,565
Qualys, Inc. *	33,230	2,801,289
Varonis Systems, Inc. *	4,232	315,284
Verint Systems, Inc. *	26,061	1,155,805
Zix Corp. *	76,300	411,257

		13,209,296

Specialty Retail - 3.3%
Aaron’s, Inc.	8,589	373,192
Abercrombie & Fitch Co., Class A	25,988	636,186
American Eagle Outfitters, Inc.	58,052	1,349,709
Asbury Automotive Group, Inc. *	9,714	665,895
Boot Barn Holdings, Inc. *	9,865	204,699
Buckle, Inc. (The) (a)	74,422	2,001,952
Caleres, Inc.	96,495	3,318,463
Chico’s FAS, Inc.	118,951	968,261
Children’s Place, Inc. (The) (a)	27,937	3,374,790
Citi Trends, Inc.	14,670	402,545
DSW, Inc., Class A	112,255	2,898,424
Express, Inc. *	48,183	440,874
Five Below, Inc. *	13,527	1,321,723
Group 1 Automotive, Inc.	13,337	840,231
Haverty Furniture Cos., Inc.	16,396	354,154
Hibbett Sports, Inc. *(a)	27,808	636,803
Kirkland’s, Inc. *	30,853	359,129
Lithia Motors, Inc., Class A	2,878	272,173
RH *(a)	6,179	863,206
Sally Beauty Holdings, Inc. *	13,250	212,398
Shoe Carnival, Inc.	23,328	756,994
Sleep Number Corp. *	7,417	215,241

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 3.3% (continued)
Tailored Brands, Inc.	12,562	$320,582
Tilly’s, Inc., Class A	22,003	333,345
Zumiez, Inc. *	55,002	1,377,800

		24,498,769

Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. *	75,024	1,321,173
Deckers Outdoor Corp. *	51,387	5,801,079
G-III Apparel Group Ltd. *	56,228	2,496,523
Movado Group, Inc.	62,270	3,007,641
Oxford Industries, Inc.	19,188	1,592,220
Perry Ellis International, Inc. *	11,937	324,328
Rocky Brands, Inc.	17,039	511,170
Steven Madden Ltd.	26,274	1,395,149
Vera Bradley, Inc. *	80,825	1,134,783
Wolverine World Wide, Inc.	11,387	395,926

		17,979,992

Thrifts & Mortgage Finance - 3.5%
BofI Holding, Inc. *	143,626	5,875,740
Dime Community Bancshares, Inc.	26,665	519,967
Federal Agricultural Mortgage Corp., Class C	4,580	409,818
First Defiance Financial Corp.	15,248	1,022,531
Flagstar Bancorp, Inc. *	24,953	854,890
HomeStreet, Inc. *	11,814	318,387
Meta Financial Group, Inc.	14,143	1,377,528
MGIC Investment Corp. *	395,194	4,236,480
Oritani Financial Corp.	21,901	354,796
Provident Financial Services, Inc.	13,221	363,974
Radian Group, Inc.	132,223	2,144,657
United Financial Bancorp, Inc.	16,318	285,891
Walker & Dunlop, Inc.	95,850	5,334,053
Washington Federal, Inc.	52,350	1,711,845
WSFS Financial Corp.	14,776	787,561

		25,598,118

Tobacco - 0.4%
Turning Point Brands, Inc.	9,887	315,395
Universal Corp.	31,092	2,053,627
Vector Group Ltd.	37,104	707,944

		3,076,966

Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. *	10,385	442,609
BMC Stock Holdings, Inc. *	40,693	848,449
CAI International, Inc. *	91,723	2,131,642
GATX Corp.	38,538	2,860,676
GMS, Inc. *	37,828	1,024,761
H&E Equipment Services, Inc.	32,267	1,213,562
Rush Enterprises, Inc., Class A *	15,001	650,743
Textainer Group Holdings Ltd. *	20,649	328,319
Titan Machinery, Inc. *	27,333	425,028
Triton International Ltd.	111,902	3,430,915

		13,356,704

Water Utilities - 0.1%
American States Water Co.	5,732	327,641
SJW Group	7,605	503,603

		831,244

Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. *	63,624	1,437,266
NII Holdings, Inc. *	171,823	670,110
Shenandoah Telecommunications Co.	60,743	1,986,296

		4,093,672

TOTAL COMMON STOCKS (Cost $581,524,719)		713,153,171

INVESTMENTS	SHARES	VALUE ($)

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 5.00%, 3/10/2039 (c) (Cost $24,899)	2,727	$65,857

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(d) (Cost $10,984)	36,985	627

	SHARES
SHORT-TERM INVESTMENTS - 2.8%

Investment Companies - 2.8%
Limited Purpose Cash Investment Fund, 1.85% (2)(e)
(Cost $20,135,629)	20,140,016	20,140,016

SECURITIES LENDING COLLATERAL - 4.7%
Investment Company - 4.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(e)(f)	5,377,480	5,377,480
Limited Purpose Cash Investment Fund 1.85% (2)(e)(f)	29,212,631	29,212,631

TOTAL SECURITIES LENDING COLLATERAL (Cost $34,590,111)		34,590,111

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.7% (Cost $636,286,342)		767,949,782
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)% (g)		(34,263,977)

NET ASSETS - 100.0%		$733,685,805

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$123,163,515	16.8%
Consumer Staples	35,686,663	4.9
Energy	25,396,918	3.5
Financials	137,502,244	18.8
Health Care	85,832,469	11.7
Industrials	127,961,069	17.4
Information Technology	97,666,871	13.3
Materials	36,834,262	5.0
Real Estate	29,618,193	4.0
Telecommunication Services	6,157,232	0.8
Utilities	7,400,219	1.0
Short-Term Investments	20,140,016	2.8
Securities Lending Collateral	34,590,111	4.7

Total Investments In Securities At Value	767,949,782	104.7
Liabilities in Excess of Other Assets (g)	(34,263,977)	(4.7)

Net Assets	$733,685,805	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $33,378,998.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on June 30, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $627, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	179	9/2018	USD	$14,745,125	$(256,259)

					$(256,259)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$848,534	$848,534

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%
Australia - 6.8%
Amcor Ltd.	29,675	$316,178
Aristocrat Leisure Ltd.	21,388	488,446
BHP Billiton Ltd.	77,989	1,951,442
BHP Billiton plc	107,349	2,409,173
BlueScope Steel Ltd.	105,059	1,340,823
Caltex Australia Ltd.	49,295	1,186,321
CIMIC Group Ltd.	44,806	1,400,648
Coca-Cola Amatil Ltd.	74,588	507,322
CSL Ltd.	11,411	1,624,278
Dexus, REIT	104,929	754,204
Flight Centre Travel Group Ltd.	45,440	2,139,043
Fortescue Metals Group Ltd.	1,684,883	5,470,770
Goodman Group, REIT	41,832	298,213
GPT Group (The), REIT	196,673	735,858
Newcrest Mining Ltd.	14,618	237,355
Rio Tinto Ltd.	10,260	633,917
Rio Tinto plc	67,248	3,706,610
Scentre Group, REIT	235,569	765,376
South32 Ltd.	1,689,422	4,511,305
Telstra Corp. Ltd.	304,264	588,489
Woodside Petroleum Ltd.	31,573	827,418

		31,893,189

Belgium - 1.3%
Ageas	66,270	3,336,235
KBC Group NV	34,174	2,624,567
Solvay SA	1,059	133,369
UCB SA	2,241	175,673

		6,269,844

Canada - 7.7%
Bank of Montreal (1)	4,699	363,224
Bank of Nova Scotia (The) (1)	39,774	2,252,141
BlackBerry Ltd. (1)*	159,908	1,542,337
Canadian Imperial Bank of Commerce (1)	15,845	1,378,340
Canadian Tire Corp. Ltd., Class A (1)	6,003	783,566
CCL Industries, Inc., Class B (1)	7,415	363,516
CGI Group, Inc., Class A (1)*	62,511	3,961,352
Constellation Software, Inc. (1)	1,391	1,078,762
Dollarama, Inc. (1)	3,819	148,037
Fairfax Financial Holdings Ltd. (1)	606	339,570
Franco-Nevada Corp. (1)	8,454	617,017
Great-West Lifeco, Inc. (1)	3,723	91,528
Intact Financial Corp. (1)	2,377	168,604
Kinross Gold Corp. (1)*	576,060	2,169,016
Linamar Corp. (1)	8,787	386,397
Magna International, Inc. (1)	46,040	2,677,685
Methanex Corp. (1)	22,613	1,598,984
Open Text Corp. (1)	26,411	929,553
Power Corp. of Canada (1)	5,259	117,769
Royal Bank of Canada (1)	57,836	4,354,911
Saputo, Inc. (1)	12,759	423,634
Shopify, Inc., Class A (1)*	9,714	1,416,553
Teck Resources Ltd., Class B (1)	64,143	1,634,008
Toronto-Dominion Bank (The) (1)	73,894	4,276,875
West Fraser Timber Co. Ltd. (1)	44,939	3,093,242

		36,166,621

INVESTMENTS	SHARES	VALUE ($)
Chile - 0.1%
Lundin Mining Corp. (1)	102,831	$571,783

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,254,500	830,314

Denmark - 2.0%
Carlsberg A/S, Class B	9,895	1,164,231
Danske Bank A/S	44,978	1,401,240
Genmab A/S *	1,661	255,575
H Lundbeck A/S	22,121	1,550,383
Novo Nordisk A/S, Class B	90,646	4,186,990
William Demant Holding A/S *	19,933	799,953

		9,358,372

Finland - 1.3%
Neste OYJ	46,658	3,650,468
Nokia OYJ	143,842	825,061
UPM-Kymmene OYJ	42,969	1,529,916

		6,005,445

France - 9.9%
Aeroports de Paris	5,337	1,205,577
Airbus SE	1,209	141,084
Arkema SA	1,725	203,550
Atos SE	17,594	2,392,377
AXA SA	43,757	1,069,149
BNP Paribas SA	63,329	3,917,338
Cie Generale des Etablissements Michelin SCA	12,628	1,527,711
CNP Assurances	72,823	1,654,504
Kering SA	3,262	1,837,484
L’Oreal SA	27,838	6,862,812
LVMH Moet Hennessy Louis Vuitton SE	10,782	3,579,828
Peugeot SA	152,549	3,475,871
Renault SA	11,836	1,002,763
Safran SA	3,898	472,067
Sanofi	56,499	4,534,583
Sodexo SA	5,553	554,323
Thales SA	23,392	3,009,472
TOTAL SA	142,972	8,682,085

		46,122,578

Germany - 8.4%
adidas AG	1,687	367,290
Allianz SE (Registered)	23,557	4,854,031
BASF SE	14,016	1,338,087
Bayer AG (Registered)	17,347	1,905,110
Bayerische Motoren Werke AG	7,923	716,180
Beiersdorf AG	5,694	645,404
Covestro AG (a)	64,155	5,702,329
Daimler AG (Registered)	32,451	2,078,717
Deutsche Boerse AG	5,562	739,491
Deutsche Lufthansa AG (Registered)	202,312	4,846,916
Deutsche Post AG (Registered)	24,027	780,646
Deutsche Wohnen SE	10,225	493,806
Fresenius SE & Co. KGaA	9,490	759,814
Hannover Rueck SE	7,094	881,938
Henkel AG & Co. KGaA (Preference)	5,264	671,680
HOCHTIEF AG	772	139,217

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 8.4% (continued)
HUGO BOSS AG	9,255	$839,327
Infineon Technologies AG	98,548	2,503,247
Linde AG	4,967	1,180,054
METRO AG	28,102	346,325
Puma SE	271	158,320
SAP SE	18,738	2,162,699
Schaeffler AG (Preference)	52,585	682,509
Volkswagen AG (Preference)	22,824	3,770,759
Vonovia SE	11,443	543,879

		39,107,775

Hong Kong - 3.3%
ASM Pacific Technology Ltd.	21,200	267,195
CK Asset Holdings Ltd.	40,000	316,653
CLP Holdings Ltd.	280,000	3,015,989
Galaxy Entertainment Group Ltd.	401,000	3,091,089
Henderson Land Development Co. Ltd.	100,100	527,855
Hong Kong Exchanges & Clearing Ltd.	28,400	849,942
Kerry Properties Ltd.	104,500	499,398
Li & Fung Ltd.	1,450,000	531,110
Link REIT	26,000	237,104
NWS Holdings Ltd.	123,000	212,266
PCCW Ltd.	269,000	151,362
SJM Holdings Ltd.	1,591,000	1,973,208
Sun Hung Kai Properties Ltd.	40,000	602,638
WH Group Ltd. (a)	2,212,000	1,789,921
Yue Yuen Industrial Holdings Ltd.	428,000	1,206,390

		15,272,120

Italy - 2.0%
Assicurazioni Generali SpA	181,954	3,041,901
Enel SpA	281,656	1,560,707
Intesa Sanpaolo SpA	848,583	2,455,181
Poste Italiane SpA (a)	101,208	844,746
UniCredit SpA	97,040	1,608,381

		9,510,916

Japan - 21.5%
Acom Co. Ltd.	10,000	38,390
AEON Financial Service Co. Ltd.	2,700	57,548
Aozora Bank Ltd.	15,100	573,069
Asahi Glass Co. Ltd.	10,800	420,077
Asahi Kasei Corp.	229,800	2,914,197
Bandai Namco Holdings, Inc.	63,700	2,623,899
Central Japan Railway Co.	1,600	331,247
Credit Saison Co. Ltd.	16,800	263,944
Daiwa House Industry Co. Ltd.	15,100	513,730
Denso Corp.	4,000	195,177
Fujitsu Ltd.	375,000	2,269,319
Hitachi Ltd.	680,000	4,790,589
Hoya Corp.	13,300	754,496
ITOCHU Corp.	131,600	2,380,096
Japan Airlines Co. Ltd.	61,100	2,164,839
Japan Tobacco, Inc.	27,100	757,348
Kajima Corp.	129,000	996,739
Kamigumi Co. Ltd.	10,000	207,558
Kansai Electric Power Co., Inc. (The)	9,800	142,924
Kao Corp.	38,900	2,965,019
KDDI Corp.	225,400	6,163,542

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.5% (continued)
Keyence Corp.	500	$282,007
Kirin Holdings Co. Ltd.	104,400	2,798,431
Konami Holdings Corp.	65,900	3,348,490
Kuraray Co. Ltd.	15,600	214,553
Kyocera Corp.	9,900	556,756
Kyushu Railway Co.	37,100	1,134,352
Marubeni Corp.	595,200	4,531,488
Mazda Motor Corp.	129,200	1,584,845
Mitsubishi Corp.	45,100	1,250,581
Mitsubishi Estate Co. Ltd.	31,000	541,164
Mitsubishi Gas Chemical Co., Inc.	23,500	531,046
Mitsubishi Tanabe Pharma Corp.	33,300	574,929
Mitsubishi UFJ Financial Group, Inc.	380,200	2,153,789
Mitsui Fudosan Co. Ltd.	24,000	578,119
Mizuho Financial Group, Inc.	1,075,400	1,811,496
Nexon Co. Ltd. *	438,000	6,355,102
Nippon Electric Glass Co. Ltd.	19,100	529,450
Nippon Express Co. Ltd.	42,800	3,101,397
Nippon Telegraph & Telephone Corp.	90,000	4,088,521
NOK Corp.	9,900	191,215
Nomura Real Estate Holdings, Inc.	8,000	177,127
NTT DOCOMO, Inc.	35,400	902,076
Obayashi Corp.	133,500	1,386,187
Oji Holdings Corp.	203,000	1,257,988
Omron Corp.	7,200	335,404
Otsuka Corp.	6,200	242,714
Resona Holdings, Inc.	451,900	2,408,527
Rohm Co. Ltd.	14,200	1,186,616
Sega Sammy Holdings, Inc.	31,500	539,137
Shimano, Inc.	5,100	748,398
Sony Corp.	99,000	5,070,220
Sumitomo Heavy Industries Ltd.	31,000	1,044,484
Sumitomo Mitsui Financial Group, Inc.	65,300	2,547,092
Suzuki Motor Corp.	21,200	1,168,292
Taisei Corp.	42,500	2,340,452
Tokyo Electron Ltd.	30,800	5,286,921
Toshiba Corp. *	183,000	549,376
Toyo Seikan Group Holdings Ltd.	4,200	73,709
Toyo Suisan Kaisha Ltd.	3,900	139,147
Toyota Motor Corp.	49,100	3,175,247
Yahoo Japan Corp.	78,000	258,404
Yamaha Corp.	28,100	1,458,326

		99,977,322

Macau - 0.3%
Sands China Ltd.	148,800	793,311
Wynn Macau Ltd.	202,000	647,338

		1,440,649

Netherlands - 5.7%
Aegon NV	370,787	2,213,827
ASML Holding NV	9,463	1,872,584
ING Groep NV	96,440	1,384,350
Koninklijke Ahold Delhaize NV	88,241	2,106,983
Koninklijke Philips NV	24,278	1,028,610
NN Group NV	70,461	2,857,646
Royal Dutch Shell plc, Class A	270,195	9,351,159
Royal Dutch Shell plc, Class B	97,616	3,495,921

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 5.7% (continued)
Wolters Kluwer NV	44,339	$2,490,820

		26,801,900

Singapore - 0.9%
CapitaLand Commercial Trust, REIT	273,500	333,047
DBS Group Holdings Ltd.	38,100	740,932
Genting Singapore Ltd.	2,254,300	2,018,529
Oversea-Chinese Banking Corp. Ltd.	27,600	235,090
SATS Ltd.	142,000	520,138
Singapore Airlines Ltd.	17,200	134,701
United Overseas Bank Ltd.	21,900	429,212

		4,411,649

South Africa - 1.1%
Anglo American plc	174,236	3,868,201
Investec plc	175,109	1,238,152

		5,106,353

Spain - 2.0%
Aena SME SA (a)	17,220	3,117,630
Amadeus IT Group SA	8,110	637,709
Banco Bilbao Vizcaya Argentaria SA	58,182	410,333
Banco Santander SA	246,499	1,317,406
Grifols SA	7,841	235,017
Iberdrola SA	26,596	205,102
Mapfre SA	258,234	776,184
Repsol SA	125,567	2,450,953

		9,150,334

Sweden - 1.8%
Atlas Copco AB, Class A	3,365	97,452
Electrolux AB, Series B	37,318	846,880
Epiroc AB, Class A *	3,365	35,312
Essity AB, Class B	60,887	1,497,917
Hexagon AB, Class B	7,752	430,757
Investor AB, Class B	8,330	337,420
Sandvik AB	112,359	1,984,370
SKF AB, Class B	12,568	232,662
Telefonaktiebolaget LM Ericsson, Class B	74,353	572,831
Volvo AB, Class B	142,864	2,270,555

		8,306,156

Switzerland - 8.1%
ABB Ltd. (Registered)	93,106	2,031,008
Cie Financiere Richemont SA (Registered)	23,345	1,973,457
Coca-Cola HBC AG *	36,020	1,198,912
Glencore plc *	34,296	162,830
Lonza Group AG (Registered) *	2,171	573,679
Nestle SA (Registered)	75,460	5,848,214
Novartis AG (Registered)	70,945	5,374,151
Roche Holding AG	49,635	11,011,932
Sika AG (Registered)	10,980	1,517,102
STMicroelectronics NV	75,638	1,679,413
Straumann Holding AG (Registered)	953	722,742
Swatch Group AG (The)	2,651	1,254,934
Swiss Life Holding AG (Registered) *	8,121	2,815,970
Zurich Insurance Group AG *	5,517	1,631,543

		37,795,887

United Kingdom - 11.1%
3i Group plc	23,824	282,056
Ashtead Group plc	10,062	299,640

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.1% (continued)
BAE Systems plc	278,112	$2,365,985
Barclays plc	61,610	152,284
Barratt Developments plc	74,788	506,981
Berkeley Group Holdings plc	47,642	2,373,191
BP plc	325,982	2,480,240
British American Tobacco plc	66,191	3,334,264
British Land Co. plc (The), REIT	80,014	707,883
BT Group plc	77,721	222,962
Burberry Group plc	19,333	549,454
Compass Group plc	91,809	1,956,967
Diageo plc	12,475	448,176
Direct Line Insurance Group plc	409,942	1,849,935
Fiat Chrysler Automobiles NV *	50,323	949,305
Hammerson plc, REIT	43,773	300,827
HSBC Holdings plc	518,130	4,841,588
Imperial Brands plc	25,501	947,059
International Consolidated Airlines Group SA	290,621	2,543,232
J Sainsbury plc	355,007	1,502,308
Land Securities Group plc, REIT	25,856	325,742
Legal & General Group plc	406,558	1,422,074
Lloyds Banking Group plc	3,829,583	3,177,471
London Stock Exchange Group plc	9,340	549,841
Marks & Spencer Group plc	195,783	760,513
Mondi plc	5,198	140,232
Next plc	33,203	2,642,918
Persimmon plc	86,666	2,886,818
Prudential plc	87,891	2,003,592
Reckitt Benckiser Group plc	2,869	235,731
RELX NV	27,549	585,660
RELX plc	27,020	577,011
Royal Mail plc	22,363	148,779
Segro plc, REIT	105,872	932,400
Sky plc	27,519	529,983
Taylor Wimpey plc	522,800	1,230,683
Travis Perkins plc	29,002	543,459
Unilever NV, CVA	43,657	2,432,436
Unilever plc	31,184	1,722,618
Vodafone Group plc	212,804	515,473

		51,977,771

United States - 1.5%
Shire plc	25,582	1,441,260
Valeant Pharmaceuticals International, Inc. (1)*	246,498	5,737,527

		7,178,787

TOTAL COMMON STOCKS (Cost $411,873,949)		453,255,765

	NO. OF RIGHTS

RIGHTS - 0.0%

Italy - 0.0%
Inte.sa Sanpaolo SpA (3)*(b) (Cost $—)	848,583	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 2.4%

Investment Companies - 2.4%
Limited Purpose Cash Investment Fund, 1.85% (c) (Cost $11,418,560)	11,421,295	$11,421,295

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $423,292,509)		464,677,060

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (d)		2,861,071

NET ASSETS - 100.0%		$467,538,131

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$72,692,074	15.5%
Consumer Staples	40,345,890	8.6
Energy	32,124,566	6.9
Financials	83,142,368	17.8
Health Care	43,246,698	9.3
Industrials	54,855,494	11.7
Information Technology	47,714,200	10.2
Materials	51,392,304	11.0
Real Estate	10,185,022	2.2
Telecommunication Services	12,632,427	2.7
Utilities	4,924,722	1.1
Short-Term Investments	11,421,295	2.4

Total Investments In Securities At Value	464,677,060	99.4
Other Assets in Excess of Liabilities (d)	2,861,071	0.6

Net Assets	$467,538,131	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $11,454,626, which represents approximately 2.45% of net assets of the fund.

(b)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	87	9/2018	USD	$8,505,990	$(264,234)

					$(264,234)

USD	-	United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$749,084	$749,084

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%
Brazil - 6.9%
Ambev SA, ADR (1)	369,288	$1,709,803
Banco Bradesco SA, ADR (1)*	179,547	1,231,692
Banco do Brasil SA (1)*	161,100	1,182,557
Banco Santander Brasil SA, ADR (1)(a)	87,791	658,433
BR Malls Participacoes SA (1)*	47,585	119,584
Embraer SA, ADR (1)	17,481	435,277
Fibria Celulose SA, ADR (1)	19,411	360,850
Hypera SA (1)*	40,400	287,071
Itau Unibanco Holding SA, ADR (1)	110,183	1,143,700
Itausa - Investimentos Itau SA (Preference) (1)	322,895	765,634
M Dias Branco SA (1)*	31,700	303,525
Petroleo Brasileiro SA (Preference) (1)*	122,300	541,802
Porto Seguro SA (1)*	24,800	258,894
Qualicorp Consultoria e Corretora de Seguros SA (1)	152,100	722,090
Sul America SA (1)	186,697	893,082
Suzano Papel e Celulose SA (1)	338,000	3,899,983
TIM Participacoes SA, ADR (1)*(a)	150,926	2,544,612
Vale SA, ADR (1)*	334,700	4,290,855

		21,349,444

Chile - 1.7%
Banco de Chile, ADR (1)	4,974	462,383
Banco de Credito e Inversiones SA (1)	3,980	264,903
Banco Santander Chile, ADR (1)	45,995	1,445,624
Cencosud SA (1)	148,348	367,354
Empresas CMPC SA (1)	137,316	500,175
Empresas COPEC SA (1)	9,747	151,069
Enel Americas SA, ADR (1)	103,972	915,993
Enel Chile SA, ADR (1)	72,197	352,321
Latam Airlines Group SA, ADR (1)(a)	79,725	788,480

		5,248,302

China - 28.4%
58.com, Inc., ADR (1)*	4,817	334,011
Agricultural Bank of China Ltd., Class H	2,752,000	1,284,439
Air China Ltd., Class H	1,350,000	1,297,899
Alibaba Group Holding Ltd., ADR (1)*	69,686	12,928,844
ANTA Sports Products Ltd.	184,000	970,289
Autohome, Inc., ADR (1)	2,981	301,081
Baidu, Inc., ADR (1)*	16,444	3,995,892
Bank of China Ltd., Class H	3,116,000	1,545,302
Beijing Capital International Airport Co. Ltd., Class H	74,000	77,732
China Cinda Asset Management Co. Ltd., Class H	401,000	128,418
China Communications Services Corp. Ltd., Class H	952,000	601,589

INVESTMENTS	SHARES	VALUE ($)
China - 28.4% (continued)
China Construction Bank Corp., Class H *	5,620,000	$5,142,533
China Evergrande Group *	585,000	1,485,291
China Huarong Asset Management Co. Ltd., Class H (b)	1,034,000	298,075
China Merchants Bank Co. Ltd., Class H *	47,000	172,885
China Mobile Ltd.	476,175	4,225,076
China National Building Material Co. Ltd., Class H	628,000	618,114
China Overseas Land & Investment Ltd.	380,000	1,247,237
China Petroleum & Chemical Corp., Class H	2,500,000	2,237,793
China Resources Beer Holdings Co. Ltd.	258,000	1,249,354
China Resources Land Ltd.	290,000	974,126
China Shenhua Energy Co. Ltd., Class H	450,500	1,065,544
China Southern Airlines Co. Ltd., Class H	1,320,000	1,034,361
China Vanke Co. Ltd., Class H	214,000	746,321
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,296,000	769,235
CNOOC Ltd., ADR (1)	14,042	2,404,552
Country Garden Holdings Co. Ltd.	1,591,000	2,789,019
Country Garden Services Holdings Co. Ltd. *	182,873	234,488
CSPC Pharmaceutical Group Ltd.	548,000	1,645,535
Ctrip.com International Ltd., ADR (1)*	20,700	985,941
Dongfeng Motor Group Co. Ltd., Class H	128,000	134,914
Far East Horizon Ltd. *	305,000	295,328
GCL-Poly Energy Holdings Ltd. *	3,914,000	367,551
Great Wall Motor Co. Ltd., Class H (a)	1,203,500	916,004
Guangzhou Automobile Group Co. Ltd., Class H	669,200	651,073
Industrial & Commercial Bank of China Ltd., Class H	5,532,000	4,125,988
JD.com, Inc., ADR (1)*	41,989	1,635,472
NetEase, Inc., ADR (1)	4,926	1,244,652
New Oriental Education & Technology Group, Inc., ADR (1)	7,867	744,690
Nexteer Automotive Group Ltd.	249,000	366,254
People’s Insurance Co. Group of China Ltd. (The), Class H	461,000	215,807
PICC Property & Casualty Co. Ltd., Class H	1,224,000	1,316,439
Shenzhou International Group Holdings Ltd.	32,000	393,772
Sihuan Pharmaceutical Holdings Group Ltd.	888,000	197,206
SINA Corp. (1)*	3,734	316,232

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 28.4% (continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,450,000	$1,489,395
TAL Education Group, ADR (1)*	16,458	605,654
Tencent Holdings Ltd.	305,100	15,320,718
Tingyi Cayman Islands Holding Corp.	332,000	769,053
TravelSky Technology Ltd., Class H *	134,000	388,953
Tsingtao Brewery Co. Ltd., Class H	164,000	898,568
Vipshop Holdings Ltd., ADR (1)*	24,408	264,827
Weibo Corp., ADR (1)*	2,743	243,469
Weichai Power Co. Ltd., Class H	856,000	1,176,041
Yum China Holdings, Inc. (1)	25,244	970,884

		87,839,920

Hong Kong - 2.9%
Haier Electronics Group Co. Ltd.	829,000	2,828,314
Kingboard Chemical Holdings Ltd.	47,000	171,179
Nine Dragons Paper Holdings Ltd.	2,272,000	2,882,735
Sino Biopharmaceutical Ltd.	937,500	1,431,757
Sun Art Retail Group Ltd.	1,146,500	1,495,692

		8,809,677

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	368,585
Richter Gedeon Nyrt	11,164	203,291

		571,876

India - 7.7%
ACC Ltd.	7,440	145,524
Axis Bank Ltd., GDR (c)	10,786	401,646
Coal India Ltd.	38,044	146,808
Dabur India Ltd.	18,276	104,449
Dr Reddy’s Laboratories Ltd., ADR (1)	28,197	907,943
Godrej Consumer Products Ltd.	5,787	103,536
Hero MotoCorp Ltd.	2,340	118,650
Hindustan Unilever Ltd.	88,001	2,107,679
Indian Oil Corp. Ltd.	385,690	880,909
Infosys Ltd., ADR (1)	290,994	5,654,014
JSW Steel Ltd. *	20,085	95,818
Larsen & Toubro Ltd., GDR (c)	5,188	94,660
NTPC Ltd.	75,706	176,553
Oil & Natural Gas Corp. Ltd.	128,716	297,580
Reliance Industries Ltd., GDR (b)	103,577	2,902,620
State Bank of India, GDR *(c)	12,914	484,892
Tata Consultancy Services Ltd.	110,332	2,975,674
Tata Motors Ltd., ADR (1)*	41,608	813,436
Tech Mahindra Ltd.	257,895	2,466,237
United Spirits Ltd. *	10,945	106,336
Vedanta Ltd., ADR (1)	33,856	460,442
Wipro Ltd., ADR (1)(a)	454,078	2,175,034

		23,620,440

Indonesia - 2.3%
Adaro Energy Tbk. PT	12,636,600	1,576,745
Bank Central Asia Tbk. PT	238,100	355,586
Bank Mandiri Persero Tbk. PT	1,170,500	560,000
Bank Negara Indonesia Persero Tbk. PT	1,393,300	684,612

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.3% (continued)
Bank Rakyat Indonesia Persero Tbk. PT	7,912,000	$1,564,922
Gudang Garam Tbk. PT	61,100	286,289
Indofood CBP Sukses Makmur Tbk. PT	198,200	122,459
Indofood Sukses Makmur Tbk. PT	1,496,700	694,338
United Tractors Tbk. PT	603,100	1,327,974

		7,172,925

Malaysia - 3.4%
AirAsia Group Bhd.	2,087,392	1,547,118
CIMB Group Holdings Bhd.	147,300	198,595
Genting Bhd.	293,000	609,549
Genting Malaysia Bhd.	76,000	91,774
Hong Leong Bank Bhd.	118,500	534,251
Malayan Banking Bhd.	1,058,600	2,357,717
Malaysia Airports Holdings Bhd.	212,500	462,927
Petronas Chemicals Group Bhd.	397,800	828,612
Public Bank Bhd.	320,200	1,852,329
Sime Darby Bhd.	601,900	364,739
Tenaga Nasional Bhd.	456,500	1,654,999

		10,502,610

Mexico - 2.3%
America Movil SAB de CV, Class L, ADR (1)	131,131	2,184,641
Arca Continental SAB de CV (1)	23,000	141,588
Coca-Cola Femsa SAB de CV, ADR (1)	5,409	305,230
Fomento Economico Mexicano SAB de CV, ADR (1)	5,851	513,659
Gentera SAB de CV (1)	153,900	136,153
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	78,300	724,995
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	843	134,172
Grupo Bimbo SAB de CV, Series A (1)	52,100	101,497
Grupo Financiero Banorte SAB de CV, Class O (1)	138,100	814,057
Grupo Financiero Inbursa SAB de CV, Class O (1)	101,700	142,358
Wal-Mart de Mexico SAB de CV (1)	746,300	1,967,562

		7,165,912

Peru - 0.3%
Credicorp Ltd. (1)	3,587	807,505

Philippines - 0.6%
Ayala Corp.	8,590	148,072
Ayala Land, Inc.	183,900	130,570
BDO Unibank, Inc.	152,970	359,670
Globe Telecom, Inc.	1,000	28,872
International Container Terminal Services, Inc.	159,870	231,606
JG Summit Holdings, Inc.	149,300	139,875
Jollibee Foods Corp.	26,930	132,777
Security Bank Corp.	100,620	376,288
SM Investments Corp.	25,640	420,623

		1,968,353

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Poland - 1.6%
Bank Zachodni WBK SA	1,228	$108,722
Grupa Lotos SA	51,437	779,328
Jastrzebska Spolka Weglowa SA *	20,255	412,002
LPP SA	203	457,891
PGE Polska Grupa Energetyczna SA *	69,311	172,241
Polski Koncern Naftowy ORLEN SA	79,132	1,772,322
Polskie Gornictwo Naftowe i Gazownictwo SA	245,613	373,934
Powszechna Kasa Oszczednosci Bank Polski SA *	57,330	563,223
Tauron Polska Energia SA *	493,578	300,972

		4,940,635

Russia - 3.1%
Gazprom PJSC, ADR	350,088	1,534,139
LUKOIL PJSC, ADR	29,278	1,993,888
Mobile TeleSystems PJSC, ADR (1)	87,452	772,201
Novatek PJSC, GDR (c)	5,239	774,387
Novolipetsk Steel PJSC, GDR (c)	35,840	868,408
Rosneft Oil Co. PJSC, GDR (c)	68,272	423,038
Severstal PJSC, GDR (c)	89,292	1,300,354
Surgutneftegas OJSC, ADR	88,464	392,585
Tatneft PJSC, ADR	23,915	1,503,512

		9,562,512

South Africa - 4.6%
Barclays Africa Group Ltd.	29,670	344,519
Bidvest Group Ltd. (The)	116,859	1,673,418
Exxaro Resources Ltd.	54,110	494,027
Foschini Group Ltd. (The)	50,193	635,411
Imperial Holdings Ltd.	159,339	2,272,801
Investec Ltd.	121,281	846,307
Kumba Iron Ore Ltd.	20,773	444,608
Naspers Ltd., Class N	10,201	2,572,120
Pick n Pay Stores Ltd.	80,116	436,759
Redefine Properties Ltd., REIT	130,202	99,510
Remgro Ltd.	28,077	417,185
Sappi Ltd.	87,812	584,273
SPAR Group Ltd. (The)	9,514	128,515
Standard Bank Group Ltd.	112,699	1,573,524
Telkom SA SOC Ltd.	23,505	83,841
Truworths International Ltd.	303,641	1,697,689

		14,304,507

South Korea - 15.3%
AMOREPACIFIC Group	1,259	139,561
Celltrion, Inc. *	10,370	2,817,375
Daelim Industrial Co. Ltd.	1,218	83,671
DB Insurance Co. Ltd.	9,803	519,149
E-MART, Inc.	1,800	410,766
Hana Financial Group, Inc.	22,577	866,974
Hanwha Chemical Corp.	16,167	316,877
Hanwha Corp.	54,779	1,549,779
Hanwha Life Insurance Co. Ltd.	61,659	293,073

INVESTMENTS	SHARES	VALUE ($)
South Korea - 15.3% (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	41,668	$1,261,745
Hyundai Mobis Co. Ltd.	3,092	588,101
KB Financial Group, Inc.	4,329	203,774
Korean Air Lines Co. Ltd.	18,000	456,038
KT&G Corp.	3,189	306,415
Kumho Petrochemical Co. Ltd.	2,390	249,699
LG Corp.	7,564	489,009
LG Electronics, Inc.	68,973	5,135,400
Lotte Chemical Corp.	9,950	3,101,727
POSCO	10,755	3,173,369
Posco Daewoo Corp.	12,448	239,041
S-1 Corp.	1,090	94,718
Samsung Electronics Co. Ltd.	334,518	14,012,820
SillaJen, Inc. *	6,406	420,490
SK Hynix, Inc.	106,837	8,200,728
SK Innovation Co. Ltd.	3,765	681,948
SK Telecom Co. Ltd.	7,141	1,492,537
Woori Bank	6,750	98,453

		47,203,237

Taiwan - 10.5%
ASE Technology Holding Co. Ltd. *	60,500	142,080
AU Optronics Corp.	1,861,000	788,463
Cathay Financial Holding Co. Ltd.	374,000	658,765
China Airlines Ltd. *	301,000	93,874
China Life Insurance Co. Ltd.	1,492,720	1,569,743
CTBC Financial Holding Co. Ltd.	1,499,559	1,077,460
E.Sun Financial Holding Co. Ltd.	1,276,310	888,654
Eva Airways Corp.	896,879	433,523
Far EasTone Telecommunications Co. Ltd.	37,000	95,577
First Financial Holding Co. Ltd.	2,107,720	1,423,061
Formosa Chemicals & Fibre Corp.	78,000	310,386
Fubon Financial Holding Co. Ltd.	400,000	669,247
Globalwafers Co. Ltd.	35,000	579,458
Hon Hai Precision Industry Co. Ltd.	204,493	557,257
Innolux Corp.	5,052,000	1,812,313
Mega Financial Holding Co. Ltd.	525,000	462,891
Nanya Technology Corp.	508,000	1,378,950
Phison Electronics Corp.	83,000	654,692
Pou Chen Corp.	825,000	957,228
Powertech Technology, Inc.	338,000	979,716
Realtek Semiconductor Corp. *	129,000	468,721
Shin Kong Financial Holding Co. Ltd.	5,347,000	2,056,729
Taishin Financial Holding Co. Ltd.	345,248	162,927
Taiwan Business Bank	326,000	100,503
Taiwan Cooperative Financial Holding Co. Ltd.	170,000	99,466
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	332,202	12,145,305
Uni-President Enterprises Corp.	402,000	1,018,999
United Microelectronics Corp.	554,000	310,413
Winbond Electronics Corp.	835,000	531,894

		32,428,295

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Thailand - 2.7%
Krung Thai Bank PCL, NVDR	895,400	$451,040
PTT Exploration & Production PCL, NVDR	363,300	1,537,919
PTT Global Chemical PCL, NVDR	1,935,800	4,261,195
Siam Cement PCL (The), NVDR	44,000	549,398
Thai Oil PCL, NVDR	705,600	1,654,113

		8,453,665

Turkey - 1.5%
Akbank Turk A/S	69,319	113,295
TAV Havalimanlari Holding A/S	38,326	187,586
Turk Hava Yollari AO *	994,752	2,933,765
Turkiye Garanti Bankasi A/S	54,456	99,336
Turkiye Is Bankasi A/S, Class C	1	1
Turkiye Sise ve Cam Fabrikalari A/S	774,037	712,554
Turkiye Vakiflar Bankasi TAO, Class D	406,336	433,537
Yapi ve Kredi Bankasi A/S *	1	1

		4,480,075

United Kingdom - 0.6%
Mondi Ltd.	69,773	1,889,910

TOTAL COMMON STOCKS (Cost $253,402,141)		298,319,800

SHORT-TERM INVESTMENTS - 3.0%

Investment Companies - 3.0%

Limited Purpose Cash Investment Fund, 1.85% (d)
(Cost $9,106,499)	9,108,858	9,108,858

SECURITIES LENDING COLLATERAL - 1.2%

Investment Companies - 1.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (d)(e)	595,045	595,045
Limited Purpose Cash Investment Fund 1.85% (d)(e)	3,232,525	3,232,525

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,827,570)		3,827,570

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.8% (Cost $266,336,210)		311,256,228

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)% (f)		(2,598,715)

NET ASSETS - 100.0%		$308,657,513

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$27,550,913	8.9%
Consumer Staples	15,788,987	5.1
Energy	27,817,122	9.0
Financials	52,743,303	17.1
Health Care	8,632,758	2.8
Industrials	18,111,972	5.9
Information Technology	91,446,350	29.6
Materials	33,034,710	10.7
Real Estate	7,591,658	2.5
Telecommunication Services	12,028,948	3.9
Utilities	3,573,079	1.1
Short-Term Investments	9,108,858	3.0
Securities Lending Collateral	3,827,570	1.2

Total Investments In Securities At Value	311,256,228	100.8
Liabilities in Excess of Other Assets (f)	(2,598,715)	(0.8)

Net Assets	$308,657,513	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $4,154,814.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $3,200,695, which represents approximately 1.04% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $4,347,385 or 1.41% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $470,880 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	135	9/2018	USD	$7,177,275	$(248,869)

					$(248,869)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$686,829	$686,829

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Aerospace & Defense - 4.6%
Boeing Co. (The)	14,027	$4,706,199
Curtiss-Wright Corp.	1,893	225,305
General Dynamics Corp.	3,966	739,302
Huntington Ingalls Industries, Inc.	7,742	1,678,388
Northrop Grumman Corp.	3,569	1,098,181
Raytheon Co.	11,163	2,156,468
Spirit AeroSystems Holdings, Inc., Class A	20,707	1,778,939
Teledyne Technologies, Inc. *	1,495	297,595

		12,680,377

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	4,299	314,257
FedEx Corp.	17,273	3,922,007

		4,236,264

Airlines - 0.2%
JetBlue Airways Corp. *	23,755	450,870

Auto Components - 0.5%
Lear Corp.	7,667	1,424,605

Automobiles - 0.2%
General Motors Co.	8,315	327,611
Thor Industries, Inc.	1,000	97,390

		425,001

Banks - 5.8%
Bank of America Corp.	69,166	1,949,790
Citigroup, Inc.	25,449	1,703,047
East West Bancorp, Inc.	2,023	131,900
Fifth Third Bancorp	15,549	446,256
JPMorgan Chase & Co.	47,907	4,991,909
PNC Financial Services Group, Inc. (The)	10,155	1,371,940
Regions Financial Corp.	31,659	562,897
SunTrust Banks, Inc.	25,576	1,688,528
TCF Financial Corp.	9,898	243,689
US Bancorp	27,273	1,364,195
Wells Fargo & Co.	31,000	1,718,640

		16,172,791

Beverages - 0.5%
Constellation Brands, Inc., Class A	5,091	1,114,267
PepsiCo, Inc.	1,495	162,761

		1,277,028

Biotechnology - 2.2%
AbbVie, Inc.	16,482	1,527,057
Amgen, Inc.	2,947	543,987
Biogen, Inc. *	6,920	2,008,461
Gilead Sciences, Inc.	20,858	1,477,581
United Therapeutics Corp. *	5,910	668,716

		6,225,802

Building Products - 0.0% (a)
Owens Corning	1,524	96,576

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 2.6%
Ameriprise Financial, Inc.	13,863	$1,939,156
Bank of New York Mellon Corp. (The)	11,581	624,563
BlackRock, Inc.	230	114,779
CME Group, Inc.	12,336	2,022,117
Federated Investors, Inc., Class B	9,232	215,290
Morgan Stanley	7,455	353,367
MSCI, Inc.	534	88,340
S&P Global, Inc.	1,350	275,252
State Street Corp.	9,275	863,410
T. Rowe Price Group, Inc.	6,319	733,573

		7,229,847

Chemicals - 3.3%
Chemours Co. (The)	4,586	203,435
Eastman Chemical Co.	21,206	2,119,752
Huntsman Corp.	76,854	2,244,137
LyondellBasell Industries NV, Class A	39,942	4,387,628
Olin Corp.	3,224	92,593

		9,047,545

Commercial Services & Supplies - 0.7%
Cintas Corp.	1,585	293,336
Republic Services, Inc.	1,912	130,704
Rollins, Inc.	2,483	130,556
Waste Management, Inc.	18,416	1,497,958

		2,052,554

Communications Equipment - 1.3%
Cisco Systems, Inc.	68,737	2,957,753
F5 Networks, Inc. *	4,524	780,164

		3,737,917

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	271,932
Credit Acceptance Corp. *(b)	229	80,928
Discover Financial Services	2,721	191,586

		544,446

Containers & Packaging - 0.1%
Avery Dennison Corp.	1,311	133,853
Packaging Corp. of America	1,962	219,332

		353,185

Distributors - 0.0% (a)
LKQ Corp. *	2,069	66,001

Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B	215	126,011

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	19,901	3,714,522

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	7,823	251,196
Verizon Communications, Inc.	20,277	1,020,136

		1,271,332

Electric Utilities - 2.2%
Evergy, Inc.	1,148	64,460
Exelon Corp.	104,613	4,456,514
NextEra Energy, Inc.	2,054	343,080

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 2.2% (continued)
Pinnacle West Capital Corp.	13,540	$1,090,782
Xcel Energy, Inc.	1,750	79,940

		6,034,776

Electrical Equipment - 0.5%
Eaton Corp. plc	16,996	1,270,281

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. *	8,314	625,878
CDW Corp.	2,471	199,632
Coherent, Inc. *	2,783	435,317
FLIR Systems, Inc.	3,578	185,949
IPG Photonics Corp. *	372	82,074
Jabil, Inc.	8,985	248,525

		1,777,375

Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	3,151	454,280
GGP, Inc.	8,721	178,170
Public Storage	3,135	711,206
Simon Property Group, Inc.	526	89,520

		1,433,176

Food & Staples Retailing - 0.9%
Walmart, Inc.	27,903	2,389,892

Food Products - 1.7%
Archer-Daniels-Midland Co.	13,809	632,866
Bunge Ltd.	1,179	82,188
Ingredion, Inc.	6,808	753,646
JM Smucker Co. (The)	1,689	181,534
Pilgrim’s Pride Corp. *	28,941	582,582
Tyson Foods, Inc., Class A	34,130	2,349,851

		4,582,667

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	11,750	716,633
Align Technology, Inc. *	1,687	577,190
Baxter International, Inc.	19,226	1,419,648
Cantel Medical Corp.	841	82,721
Danaher Corp.	24,433	2,411,048
ICU Medical, Inc. *	277	81,341
Medtronic plc	16,000	1,369,760
Varian Medical Systems, Inc. *	1,297	147,495

		6,805,836

Health Care Providers & Services - 4.2%
Aetna, Inc.	3,078	564,813
Anthem, Inc.	7,633	1,816,883
Cardinal Health, Inc.	3,297	160,992
Centene Corp. *	6,197	763,532
Cigna Corp.	8,190	1,391,890
Express Scripts Holding Co. *	5,708	440,715
Humana, Inc.	5,965	1,775,363
UnitedHealth Group, Inc.	7,879	1,933,034
WellCare Health Plans, Inc. *	11,523	2,837,424

		11,684,646

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	21,082	$1,208,209
Darden Restaurants, Inc.	15,496	1,659,002
Hilton Grand Vacations, Inc. *	10,830	375,801
Las Vegas Sands Corp.	2,669	203,805
McDonald’s Corp.	1,933	302,882
Royal Caribbean Cruises Ltd.	5,900	611,240
Wyndham Destinations, Inc.	2,511	111,162
Wyndham Hotels & Resorts, Inc.	1,323	77,832

		4,549,933

Household Durables - 0.4%
PulteGroup, Inc.	15,185	436,569
Toll Brothers, Inc.	15,484	572,753

		1,009,322

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	7,299	172,694

Insurance - 5.0%
Aflac, Inc.	22,165	953,538
Allstate Corp. (The)	36,129	3,297,494
American Financial Group, Inc.	6,145	659,543
Assurant, Inc.	2,636	272,800
Assured Guaranty Ltd.	33,513	1,197,420
Athene Holding Ltd., Class A *	18,261	800,562
Chubb Ltd.	6,302	800,480
CNA Financial Corp.	2,758	125,985
Everest Re Group Ltd.	4,250	979,540
First American Financial Corp.	15,261	789,299
FNF Group	3,812	143,407
Old Republic International Corp.	35,246	701,748
Prudential Financial, Inc.	2,583	241,536
Reinsurance Group of America, Inc.	8,108	1,082,256
Travelers Cos., Inc. (The)	14,631	1,789,957

		13,835,565

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	4,199	7,137,460
Booking Holdings, Inc. *	932	1,889,248
Netflix, Inc. *	3,770	1,475,691
Qurate Retail, Inc. *	12,396	263,043
TripAdvisor, Inc. *	1,909	106,351

		10,871,793

Internet Software & Services - 7.6%
Akamai Technologies, Inc. *	25,752	1,885,819
Alphabet, Inc., Class A *	3,898	4,401,583
Alphabet, Inc., Class C *	3,173	3,539,957
eBay, Inc. *	61,989	2,247,721
Facebook, Inc., Class A *	40,763	7,921,066
IAC/InterActiveCorp *	6,383	973,344
VeriSign, Inc. *	1,127	154,872

		21,124,362

IT Services - 3.7%
Accenture plc, Class A	7,680	1,256,371
Amdocs Ltd.	7,058	467,169
Booz Allen Hamilton Holding Corp.	7,483	327,232

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.7% (continued)
Cognizant Technology Solutions Corp., Class A	17,950	$1,417,871
CoreLogic, Inc. *	4,378	227,218
DXC Technology Co.	17,108	1,379,076
Euronet Worldwide, Inc. *	4,957	415,248
International Business Machines Corp.	20,296	2,835,351
Leidos Holdings, Inc.	1,612	95,108
Total System Services, Inc.	8,174	690,866
Visa, Inc., Class A (b)	8,619	1,141,587

		10,253,097

Life Sciences Tools & Services - 0.4%
Bio-Techne Corp.	547	80,929
Charles River Laboratories International, Inc. *	3,517	394,818
IQVIA Holdings, Inc. *	2,201	219,704
Thermo Fisher Scientific, Inc.	2,277	471,658

		1,167,109

Machinery - 2.4%
Allison Transmission Holdings, Inc.	15,792	639,418
Caterpillar, Inc.	1,367	185,461
Cummins, Inc.	12,314	1,637,762
Ingersoll-Rand plc	2,242	201,175
Oshkosh Corp.	23,512	1,653,364
PACCAR, Inc.	5,271	326,591
Snap-on, Inc.	2,611	419,640
Stanley Black & Decker, Inc.	2,037	270,534
Terex Corp.	17,666	745,329
Toro Co. (The)	1,881	113,330
Trinity Industries, Inc.	15,417	528,186

		6,720,790

Media - 1.8%
AMC Networks, Inc., Class A *	1,275	79,305
Comcast Corp., Class A	20,122	660,203
John Wiley & Sons, Inc., Class A	4,324	269,818
Twenty-First Century Fox, Inc., Class A	9,941	493,968
Viacom, Inc., Class B	69,254	2,088,701
Walt Disney Co. (The)	12,462	1,306,142

		4,898,137

Metals & Mining - 0.3%
Alcoa Corp. *	1,748	81,946
Reliance Steel & Aluminum Co.	3,505	306,828
Steel Dynamics, Inc.	8,267	379,869

		768,643

Multiline Retail - 0.8%
Kohl’s Corp.	14,310	1,043,199
Macy’s, Inc.	4,345	162,633
Target Corp.	13,776	1,048,629

		2,254,461

Multi-Utilities - 2.8%
Ameren Corp.	32,260	1,963,021
Consolidated Edison, Inc.	49,266	3,841,763
DTE Energy Co.	4,544	470,895
Public Service Enterprise Group, Inc.	25,847	1,399,356

		7,675,035

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 3.8%
ConocoPhillips	20,619	$1,435,495
Energen Corp. *	5,801	422,429
EOG Resources, Inc.	3,297	410,246
HollyFrontier Corp.	46,683	3,194,518
Marathon Oil Corp.	20,662	431,009
Marathon Petroleum Corp.	10,502	736,820
PBF Energy, Inc., Class A	42,131	1,766,553
Pioneer Natural Resources Co.	794	150,256
Valero Energy Corp.	18,829	2,086,818

		10,634,144

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	4,540	647,813
Nu Skin Enterprises, Inc., Class A	1,653	129,248

		777,061

Pharmaceuticals - 1.3%
Johnson & Johnson	14,264	1,730,794
Mallinckrodt plc *	5,056	94,345
Pfizer, Inc.	48,120	1,745,793

		3,570,932

Professional Services - 0.4%
Robert Half International, Inc.	17,840	1,161,384

Road & Rail - 0.5%
CSX Corp.	5,373	342,690
Norfolk Southern Corp.	991	149,512
Union Pacific Corp.	6,503	921,345

		1,413,547

Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	37,271	1,721,548
First Solar, Inc. *	2,397	126,226
Intel Corp.	86,389	4,294,397
Lam Research Corp.	9,539	1,648,816
Marvell Technology Group Ltd.	3,973	85,181
Micron Technology, Inc. *	88,082	4,619,020
NVIDIA Corp.	6,312	1,495,313
ON Semiconductor Corp. *	18,196	404,588
Skyworks Solutions, Inc.	6,292	608,122
Texas Instruments, Inc.	15,716	1,732,689

		16,735,900

Software - 5.7%
Activision Blizzard, Inc.	24,089	1,838,472
Adobe Systems, Inc. *	3,402	829,442
CA, Inc.	10,632	379,031
Cadence Design Systems, Inc. *	11,254	487,411
Citrix Systems, Inc. *	3,148	330,036
Dell Technologies, Inc., Class V *	1,085	91,769
Electronic Arts, Inc. *	8,700	1,226,874
Intuit, Inc.	671	137,089
Manhattan Associates, Inc. *	4,944	232,417
Microsoft Corp.	70,736	6,975,277

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 5.7% (continued)
Oracle Corp.	33,835	$1,490,770
Synopsys, Inc. *	1,007	86,169
VMware, Inc., Class A *	11,650	1,712,201
Zynga, Inc., Class A *	34,181	139,117

		15,956,075

Specialty Retail - 2.7%
AutoNation, Inc. *	2,928	142,242
Best Buy Co., Inc.	39,734	2,963,362
Gap, Inc. (The)	18,676	604,916
Home Depot, Inc. (The)	10,234	1,996,653
Sally Beauty Holdings, Inc. *(b)	19,143	306,862
Williams-Sonoma, Inc. (b)	24,229	1,487,176

		7,501,211

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	50,166	9,286,228
Hewlett Packard Enterprise Co.	10,555	154,209
HP, Inc.	33,050	749,904
NetApp, Inc.	3,703	290,797
Western Digital Corp.	11,454	886,654

		11,367,792

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	2,335	253,091
Michael Kors Holdings Ltd. *	19,329	1,287,311
PVH Corp.	1,360	203,619
Ralph Lauren Corp.	4,787	601,822
Skechers U.S.A., Inc., Class A*	32,754	982,947

		3,328,790

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	57,253

Tobacco - 0.8%
Altria Group, Inc.	18,086	1,027,104
Philip Morris International, Inc.	13,396	1,081,593

		2,108,697

Trading Companies & Distributors - 0.5%
Air Lease Corp.	16,184	679,242
United Rentals, Inc. *	4,996	737,510

		1,416,752

TOTAL COMMON STOCKS (Cost $213,550,368)		268,441,802

SHORT-TERM INVESTMENTS - 4.8%

Investment Companies - 4.8%
Limited Purpose Cash Investment Fund, 1.85% (2)(c)
(Cost $13,442,317)	13,444,136	13,444,136

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(c)(d)	170,084	$170,084
Limited Purpose Cash Investment Fund 1.85% (2)(c)(d)	923,967	923,967

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,094,051)		1,094,051

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.9% (Cost $228,086,736)		282,979,989

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)% (e)		(5,216,778)

NET ASSETS - 100.0%		$277,763,211

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$36,455,266	13.1%
Consumer Staples	11,135,344	4.0
Energy	10,634,144	3.8
Financials	41,554,424	15.0
Health Care	29,454,325	10.6
Industrials	31,499,395	11.3
Information Technology	80,952,517	29.2
Materials	10,169,373	3.7
Real Estate	1,433,176	0.5
Telecommunication Services	1,271,333	0.5
Utilities	13,882,505	5.0
Short-Term Investments	13,444,136	4.8
Securities Lending Collateral	1,094,051	0.4

Total Investments In Securities At Value	282,979,989	101.9
Liabilities in Excess of Other Assets (e)	(5,216,778)	(1.9)

Net Assets	$277,763,211	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $2,085,670.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,074,350 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	40	9/2018	USD	$5,443,200	$(100,713)

					$(100,713)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$457,633	$457,633

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.5%
Aerovironment, Inc. *	275	$19,643
Axon Enterprise, Inc. *	2,029	128,192
Ducommun, Inc. *	687	22,733
Esterline Technologies Corp. *	972	71,734
KLX, Inc. *	750	53,925
Moog, Inc., Class A	620	48,335
National Presto Industries, Inc. (a)	153	18,972
Vectrus, Inc. *	4,573	140,940

		504,474

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. *	1,673	37,793
Atlas Air Worldwide Holdings, Inc. *	2,133	152,936
Forward Air Corp.	437	25,818
Hub Group, Inc., Class A *	3,351	166,880

		383,427

Airlines - 0.3%
Allegiant Travel Co.	100	13,895
Hawaiian Holdings, Inc.	353	12,690
SkyWest, Inc.	613	31,815
Spirit Airlines, Inc. *	1,087	39,513

		97,913

Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. *	4,494	69,927
Cooper-Standard Holdings, Inc. *	1,603	209,464
Dana, Inc.	2,196	44,337
Stoneridge, Inc. *	2,017	70,877
Tenneco, Inc.	798	35,080
Tower International, Inc.	1,430	45,474

		475,159

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	192	7,795

Banks - 6.4%
1st Source Corp.	596	31,844
Ameris Bancorp	295	15,738
BancFirst Corp.	596	35,283
BancorpSouth Bank	1,587	52,292
Berkshire Hills Bancorp, Inc.	450	18,270
Brookline Bancorp, Inc.	960	17,856
Cadence Bancorp	2,307	66,603
Cathay General Bancorp	4,295	173,905
CenterState Bank Corp.	1,055	31,460
Chemical Financial Corp.	260	14,474
City Holding Co.	216	16,250
Columbia Banking System, Inc.	643	26,299
Community Trust Bancorp, Inc.	222	11,089
Customers Bancorp, Inc. *	571	16,205
Eagle Bancorp, Inc. *	1,279	78,403
Enterprise Financial Services Corp.	779	42,027
FCB Financial Holdings, Inc., Class A *	290	17,052

INVESTMENTS	SHARES	VALUE ($)
Banks - 6.4% (continued)
Fidelity Southern Corp.	888	$22,564
First Busey Corp.	462	14,655
First Commonwealth Financial Corp.	899	13,943
First Financial Bancorp	386	11,831
First Interstate BancSystem, Inc., Class A	2,605	109,931
First Merchants Corp.	1,693	78,555
First Midwest Bancorp, Inc.	601	15,307
Flushing Financial Corp.	605	15,791
Fulton Financial Corp.	5,301	87,466
Great Southern Bancorp, Inc.	486	27,799
Great Western Bancorp, Inc.	4,716	198,025
Hancock Whitney Corp.	1,046	48,796
Hanmi Financial Corp.	414	11,737
Heartland Financial USA, Inc.	1,081	59,293
Heritage Financial Corp.	437	15,229
Hilltop Holdings, Inc.	795	17,546
Hope Bancorp, Inc.	603	10,751
Independent Bank Corp./MA	875	68,600
Independent Bank Group, Inc.	221	14,763
International Bancshares Corp.	3,953	169,188
LegacyTexas Financial Group, Inc.	1,077	42,025
MB Financial, Inc.	1,415	66,081
Midland States Bancorp, Inc.	480	16,445
NBT Bancorp, Inc.	1,108	42,270
Old National Bancorp	1,544	28,718
Preferred Bank	505	31,037
Renasant Corp.	507	23,079
Sandy Spring Bancorp, Inc.	415	17,019
ServisFirst Bancshares, Inc.	2,223	92,766
Simmons First National Corp., Class A	1,325	39,618
Towne Bank	394	12,647
TriCo Bancshares	365	13,669
Trustmark Corp.	1,520	49,598
UMB Financial Corp.	154	11,739
United Community Banks, Inc.	833	25,548
WesBanco, Inc.	798	35,942

		2,225,021

Beverages - 1.6%
Boston Beer Co., Inc. (The), Class A *	847	253,846
Craft Brew Alliance, Inc. *	676	13,959
MGP Ingredients, Inc.	1,367	121,403
National Beverage Corp. *	1,403	149,981

		539,189

Biotechnology - 5.5%
Abeona Therapeutics, Inc. *(a)	1,012	16,192
Acorda Therapeutics, Inc. *	409	11,738
Amicus Therapeutics, Inc. *	1,954	30,521
AnaptysBio, Inc. *	549	39,001
Array BioPharma, Inc. *	2,096	35,171
Arrowhead Pharmaceuticals, Inc. *	1,862	25,323
BioSpecifics Technologies Corp. *	757	33,959
Blueprint Medicines Corp. *	549	34,850
Calithera Biosciences, Inc. *	1,928	9,640
CareDx, Inc. *	3,436	42,057
Clovis Oncology, Inc. *	479	21,780

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 5.5% (continued)
Concert Pharmaceuticals, Inc. *	1,080	$18,176
Eagle Pharmaceuticals, Inc. *(a)	1,153	87,236
Emergent BioSolutions, Inc. *	4,569	230,689
Enanta Pharmaceuticals, Inc. *	1,168	135,371
FibroGen, Inc. *	529	33,115
Foundation Medicine, Inc. *	364	49,759
Halozyme Therapeutics, Inc. *	1,617	27,279
Insmed, Inc. *	1,004	23,745
Ligand Pharmaceuticals, Inc. *	216	44,749
Loxo Oncology, Inc. *	424	73,556
Mirati Therapeutics, Inc. *	978	48,215
Momenta Pharmaceuticals, Inc. *	1,028	21,023
Myriad Genetics, Inc. *	5,816	217,344
PDL BioPharma, Inc. *	51,817	121,252
Portola Pharmaceuticals, Inc. *	648	24,475
PTC Therapeutics, Inc. *	697	23,510
Puma Biotechnology, Inc. *	386	22,832
REGENXBIO, Inc. *	1,486	106,620
Repligen Corp. *	3,489	164,123
Sorrento Therapeutics, Inc. *	5,151	37,087
Spectrum Pharmaceuticals, Inc. *	5,027	105,366

		1,915,754

Building Products - 1.4%
Apogee Enterprises, Inc.	1,640	78,999
Builders FirstSource, Inc. *	5,936	108,569
Continental Building Products, Inc. *	491	15,491
JELD-WEN Holding, Inc. *	976	27,904
Patrick Industries, Inc. *	2,462	139,965
Simpson Manufacturing Co., Inc.	404	25,125
Universal Forest Products, Inc.	2,400	87,888

		483,941

Capital Markets - 1.0%
BrightSphere Investment Group plc	886	12,634
Cohen & Steers, Inc.	1,470	61,314
Financial Engines, Inc.	287	12,886
INTL. FCStone, Inc. *	473	24,459
Stifel Financial Corp.	1,508	78,793
Waddell & Reed Financial, Inc., Class A (a)	9,378	168,523

		358,609

Chemicals - 1.8%
AdvanSix, Inc. *	2,382	87,253
American Vanguard Corp.	513	11,773
Chase Corp.	391	45,845
FutureFuel Corp.	1,388	19,446
Ingevity Corp. *	517	41,804
Innospec, Inc.	465	35,596
Kraton Corp. *	365	16,841
Kronos Worldwide, Inc.	5,025	113,213
PolyOne Corp.	327	14,133
Rayonier Advanced Materials, Inc.	691	11,809
Stepan Co.	785	61,238
Trinseo SA	2,424	171,983

		630,934

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 2.0%
ACCO Brands Corp.	11,505	$159,344
Brink’s Co. (The)	652	51,997
Deluxe Corp.	973	64,422
Ennis, Inc.	4,365	88,828
Herman Miller, Inc.	2,019	68,444
HNI Corp.	324	12,053
Interface, Inc.	3,192	73,256
Kimball International, Inc., Class B	1,589	25,678
Quad/Graphics, Inc.	1,611	33,557
Steelcase, Inc., Class A	2,203	29,741
Tetra Tech, Inc.	213	12,461
UniFirst Corp.	198	35,026
Viad Corp.	484	26,257

		681,064

Communications Equipment - 0.5%
Applied Optoelectronics, Inc. *(a)	2,142	96,176
Ciena Corp. *	1,367	36,239
Finisar Corp. *	816	14,688
InterDigital, Inc.	129	10,436
Plantronics, Inc.	234	17,843

		175,382

Construction & Engineering - 0.8%
Argan, Inc.	426	17,445
Comfort Systems USA, Inc.	778	35,632
Dycom Industries, Inc. *	561	53,020
EMCOR Group, Inc.	2,083	158,683
KBR, Inc.	567	10,161
Primoris Services Corp.	453	12,335

		287,276

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	35,910
US Concrete, Inc. *	110	5,775

		41,685

Consumer Finance - 1.9%
Enova International, Inc. *	670	24,489
EZCORP, Inc., Class A *	1,187	14,303
FirstCash, Inc.	1,974	177,364
Green Dot Corp., Class A *	2,790	204,758
Nelnet, Inc., Class A	1,981	115,710
PRA Group, Inc. *	433	16,692
World Acceptance Corp. *	904	100,353

		653,669

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	182	4,131

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. *	4,885	234,969
American Public Education, Inc. *	2,917	122,806
Capella Education Co.	405	39,974
Career Education Corp. *	1,079	17,447
Chegg, Inc. *	384	10,671
K12, Inc. *	733	11,999
Sotheby’s *	237	12,879
Weight Watchers International, Inc. *	1,733	175,206

		625,951

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 0.3%
Vonage Holdings Corp. *	8,805	$113,496

Electric Utilities - 0.1%
Spark Energy, Inc., Class A	2,516	24,531

Electrical Equipment - 1.9%
Allied Motion Technologies, Inc.	443	21,211
Atkore International Group, Inc. *	3,786	78,635
Encore Wire Corp.	602	28,565
EnerSys	337	25,154
Enphase Energy, Inc. *	13,119	88,291
Generac Holdings, Inc. *	3,058	158,190
Sunrun, Inc. *(a)	10,665	140,245
TPI Composites, Inc. *	4,636	135,556

		675,847

Electronic Equipment, Instruments & Components - 2.5%
AVX Corp.	825	12,928
Benchmark Electronics, Inc.	952	27,751
Control4 Corp. *	444	10,794
Electro Scientific Industries, Inc. *(a)	9,920	156,438
ePlus, Inc. *	812	76,409
Fabrinet (Thailand) *	500	18,445
Insight Enterprises, Inc. *	755	36,942
KEMET Corp. *	2,920	70,518
Kimball Electronics, Inc. *	344	6,295
Methode Electronics, Inc.	2,163	87,169
PCM, Inc. *	93	1,409
Plexus Corp. *	496	29,532
Rogers Corp. *	558	62,195
SYNNEX Corp.	554	53,466
Tech Data Corp. *	902	74,072
TTM Technologies, Inc. *	4,738	83,531
Vishay Intertechnology, Inc.	2,321	53,847

		861,741

Energy Equipment & Services - 0.7%
Covia Holdings Corp. *	424	7,870
Mammoth Energy Services, Inc. *(a)	3,318	112,679
McDermott International, Inc. *	2,159	42,424
Smart Sand, Inc. *(a)	2,967	15,755
US Silica Holdings, Inc.	2,165	55,619

		234,347

Equity Real Estate Investment Trusts (REITs) - 3.6%
Agree Realty Corp.	510	26,913
Alexander & Baldwin, Inc.	742	17,437
American Assets Trust, Inc.	810	31,015
CareTrust REIT, Inc.	689	11,499
Chesapeake Lodging Trust	493	15,598
CoreCivic, Inc.	1,834	43,814
Cousins Properties, Inc.	5,240	50,776
DiamondRock Hospitality Co.	4,030	49,488
EastGroup Properties, Inc.	485	46,347
First Industrial Realty Trust, Inc.	1,565	52,177

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.6% (continued)
Four Corners Property Trust, Inc.	2,578	$63,496
Franklin Street Properties Corp.	1,876	16,059
GEO Group, Inc. (The)	2,602	71,659
Gramercy Property Trust	2,337	63,847
Healthcare Realty Trust, Inc.	441	12,824
LaSalle Hotel Properties	1,494	51,140
Lexington Realty Trust	1,173	10,240
LTC Properties, Inc.	970	41,458
Mack-Cali Realty Corp.	530	10,748
Monmouth Real Estate Investment Corp.	1,719	28,415
National Health Investors, Inc.	901	66,386
National Storage Affiliates Trust	802	24,718
Pebblebrook Hotel Trust	739	28,673
Physicians Realty Trust	1,065	16,976
PS Business Parks, Inc.	158	20,303
Quality Care Properties, Inc. *	1,994	42,891
Rexford Industrial Realty, Inc.	832	26,116
Ryman Hospitality Properties, Inc.	689	57,290
Select Income REIT	1,336	30,020
Summit Hotel Properties, Inc.	1,140	16,313
Sunstone Hotel Investors, Inc.	3,628	60,297
Terreno Realty Corp.	1,043	39,290
Urban Edge Properties	463	10,589
Washington Prime Group, Inc.	4,215	34,184
Washington REIT	1,139	34,546
Xenia Hotels & Resorts, Inc.	1,121	27,308

		1,250,850

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	942	29,955
Rite Aid Corp. *	17,378	30,064
Weis Markets, Inc.	629	33,551

		93,570

Food Products - 0.8%
Cal-Maine Foods, Inc. *	410	18,798
John B Sanfilippo & Son, Inc.	657	48,914
Sanderson Farms, Inc.	1,887	198,418

		266,130

Gas Utilities - 0.5%
ONE Gas, Inc.	1,128	84,307
Southwest Gas Holdings, Inc.	313	23,872
WGL Holdings, Inc.	625	55,469

		163,648

Health Care Equipment & Supplies - 2.6%
AxoGen, Inc. *	439	22,060
Cutera, Inc. *	429	17,289
Globus Medical, Inc., Class A *	4,292	216,574
Haemonetics Corp. *	1,425	127,794
Heska Corp. *	308	31,967
Inogen, Inc. *	468	87,202
Integer Holdings Corp. *	717	46,354
Lantheus Holdings, Inc. *	4,266	62,070
LeMaitre Vascular, Inc.	647	21,662
Merit Medical Systems, Inc. *	1,835	93,952
Neogen Corp. *	725	58,138

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 2.6% (continued)
NuVasive, Inc. *	498	$25,956
NxStage Medical, Inc. *	937	26,142
STAAR Surgical Co. *	958	29,698
TransEnterix, Inc. *	10,508	45,815

		912,673

Health Care Providers & Services - 1.9%
Aceto Corp.	147	492
Amedisys, Inc. *	1,010	86,315
AMN Healthcare Services, Inc. *	3,628	212,601
Diplomat Pharmacy, Inc. *	1,851	47,311
Ensign Group, Inc. (The)	321	11,498
Magellan Health, Inc. *	1,085	104,106
RadNet, Inc. *	1,896	28,440
Select Medical Holdings Corp. *	871	15,809
Tivity Health, Inc. *	1,677	59,030
Triple-S Management Corp., Class B *	2,628	102,650

		668,252

Hotels, Restaurants & Leisure - 2.2%
BBX Capital Corp.	2,383	21,518
BJ’s Restaurants, Inc.	197	11,820
Bloomin’ Brands, Inc.	1,971	39,617
Bojangles’, Inc. *	779	11,217
Brinker International, Inc.	1,313	62,499
Cracker Barrel Old Country Store, Inc. (a)	291	45,457
Dave & Buster’s Entertainment, Inc. *	1,721	81,920
Eldorado Resorts, Inc. *(a)	1,760	68,816
ILG, Inc.	1,591	52,551
Marriott Vacations Worldwide Corp.	705	79,637
Penn National Gaming, Inc. *	3,783	127,071
Red Robin Gourmet Burgers, Inc. *	1,198	55,827
Ruth’s Hospitality Group, Inc.	1,008	28,274
Sonic Corp.	786	27,054
Texas Roadhouse, Inc.	529	34,655
Town Sports International Holdings, Inc. *	965	14,041

		761,974

Household Durables - 1.8%
Bassett Furniture Industries, Inc.	549	15,125
Flexsteel Industries, Inc.	1,358	54,184
Hamilton Beach Brands Holding Co., Class A	940	27,307
Hooker Furniture Corp.	1,776	83,294
KB Home	2,196	59,819
La-Z-Boy, Inc.	3,449	105,539
LGI Homes, Inc. *(a)	275	15,876
M/I Homes, Inc. *	496	13,134
MDC Holdings, Inc.	2,708	83,325
Meritage Homes Corp. *	726	31,908
Taylor Morrison Home Corp., Class A *	1,519	31,565
TopBuild Corp. *	772	60,479
William Lyon Homes, Class A *	665	15,428
ZAGG, Inc. *	1,173	20,293

		617,276

INVESTMENTS	SHARES	VALUE ($)
Insurance - 5.2%
American Equity Investment Life Holding Co.	3,811	$137,196
AMERISAFE, Inc.	400	23,100
Argo Group International Holdings Ltd.	172	10,002
CNO Financial Group, Inc.	5,199	98,989
Employers Holdings, Inc.	3,538	142,228
Enstar Group Ltd. *	107	22,181
FBL Financial Group, Inc., Class A	241	18,979
Genworth Financial, Inc., Class A *	7,815	35,167
Health Insurance Innovations, Inc., Class A *	1,294	41,861
Heritage Insurance Holdings, Inc. (a)	1,800	30,006
Horace Mann Educators Corp.	702	31,309
Kemper Corp.	1,856	140,406
National General Holdings Corp.	1,600	42,128
National Western Life Group, Inc., Class A	347	106,619
Navigators Group, Inc. (The)	355	20,235
Primerica, Inc.	2,628	261,749
Selective Insurance Group, Inc.	2,479	136,345
Third Point Reinsurance Ltd. *	9,617	120,213
Trupanion, Inc. *(a)	1,987	76,698
Universal Insurance Holdings, Inc.	8,880	311,688

		1,807,099

Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A *	3,766	47,263
Groupon, Inc. *	20,214	86,920
Nutrisystem, Inc.	2,501	96,289
PetMed Express, Inc. (a)	1,726	76,030
Shutterfly, Inc. *	258	23,228

		329,730

Internet Software & Services - 3.7%
Alarm.com Holdings, Inc. *	1,061	42,843
Blucora, Inc. *	2,526	93,462
Care.com, Inc. *	970	20,254
Cars.com, Inc. *	1,290	36,623
Cloudera, Inc. *	2,489	33,950
Etsy, Inc. *	4,668	196,943
Five9, Inc. *	316	10,924
j2 Global, Inc.	2,063	178,676
Meet Group, Inc. (The) *	5,236	23,457
MINDBODY, Inc., Class A *	696	26,866
NIC, Inc.	1,048	16,296
QuinStreet, Inc. *	2,141	27,191
Shutterstock, Inc. *	884	41,955
Stamps.com, Inc. *	1,139	288,224
TechTarget, Inc. *	1,175	33,370
Trade Desk, Inc. (The), Class A *(a)	928	87,046
Web.com Group, Inc. *	615	15,898
XO Group, Inc. *	1,570	50,240
Yelp, Inc. *	1,787	70,015

		1,294,233

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 2.2%
CACI International, Inc., Class A *	596	$100,456
Convergys Corp.	6,389	156,147
Hackett Group, Inc. (The)	1,786	28,701
MAXIMUS, Inc.	1,327	82,420
Perspecta, Inc.	2,308	47,429
Sykes Enterprises, Inc. *	3,059	88,038
Syntel, Inc. *	4,261	136,736
Travelport Worldwide Ltd.	5,480	101,599
TTEC Holdings, Inc.	373	12,887

		754,413

Leisure Products - 1.3%
Acushnet Holdings Corp.	995	24,338
Johnson Outdoors, Inc., Class A	2,942	248,687
MCBC Holdings, Inc. *	1,437	41,601
Nautilus, Inc. *	5,352	84,027
Sturm Ruger & Co., Inc. (a)	945	52,920

		451,573

Life Sciences Tools & Services - 0.2%
Cambrex Corp. *	1,145	59,884

Machinery - 2.7%
Alamo Group, Inc.	905	81,776
Altra Industrial Motion Corp.	302	13,016
Astec Industries, Inc.	615	36,777
Barnes Group, Inc.	1,408	82,931
Columbus McKinnon Corp.	1,365	59,186
EnPro Industries, Inc.	734	51,343
Federal Signal Corp.	438	10,201
FreightCar America, Inc.	737	12,374
Global Brass & Copper Holdings, Inc.	905	28,372
Greenbrier Cos., Inc. (The)	2,523	133,088
Harsco Corp. *	478	10,564
Hillenbrand, Inc.	1,342	63,275
Hyster-Yale Materials Handling, Inc.	446	28,656
Kadant, Inc.	399	38,364
Lydall, Inc. *	355	15,496
Meritor, Inc. *	9,214	189,532
Proto Labs, Inc. *	126	14,988
Spartan Motors, Inc.	1,653	24,960
Wabash National Corp.	2,433	45,400

		940,299

Media - 1.2%
Entravision Communications Corp., Class A	10,042	50,210
Gannett Co., Inc. (a)	10,003	107,032
Gray Television, Inc. *	7,860	124,188
Marcus Corp. (The)	360	11,700
Meredith Corp. (a)	265	13,515
MSG Networks, Inc., Class A *	3,610	86,460
New York Times Co. (The), Class A	809	20,953
Scholastic Corp.	317	14,046

		428,104

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 1.5%
Cleveland-Cliffs, Inc. *	6,570	$55,385
Commercial Metals Co.	2,619	55,287
Schnitzer Steel Industries, Inc., Class A	804	27,095
Warrior Met Coal, Inc.	13,379	368,859
Worthington Industries, Inc.	605	25,392

		532,018

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	2,545	46,522
Blackstone Mortgage Trust, Inc., Class A	1,590	49,974
CYS Investments, Inc.	6,642	49,815
Invesco Mortgage Capital, Inc.	3,514	55,873
Redwood Trust, Inc.	2,553	42,048

		244,232

Multiline Retail - 0.5%
Dillard’s, Inc., Class A	926	87,507
Ollie’s Bargain Outlet Holdings, Inc. *	1,038	75,255

		162,762

Multi-Utilities - 0.4%
Avista Corp.	935	49,237
Black Hills Corp. (a)	573	35,073
NorthWestern Corp.	698	39,961

		124,271

Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. *	12,763	36,885
Arch Coal, Inc., Class A	2,144	168,154
Delek US Holdings, Inc.	231	11,589
Denbury Resources, Inc. *	5,351	25,738
Laredo Petroleum, Inc. *	4,303	41,395
NACCO Industries, Inc., Class A	267	9,011
Oasis Petroleum, Inc. *	1,609	20,869
Peabody Energy Corp.	5,353	243,454
Penn Virginia Corp. *	553	46,944
Renewable Energy Group, Inc. *	6,222	111,063
REX American Resources Corp. *	337	27,287
SandRidge Energy, Inc. *(a)	2,411	42,771
SRC Energy, Inc. *	1,442	15,891
W&T Offshore, Inc. *	15,138	108,237
WildHorse Resource Development Corp. *	1,741	44,152

		953,440

Paper & Forest Products - 1.5%
Boise Cascade Co.	2,600	116,220
KapStone Paper and Packaging Corp.	1,268	43,746
Louisiana-Pacific Corp.	8,164	222,224
Neenah, Inc.	279	23,673
PH Glatfelter Co.	622	12,185
Verso Corp., Class A *	5,035	109,562

		527,610

Personal Products - 1.5%
Inter Parfums, Inc.	223	11,930
Medifast, Inc.	879	140,781
Natural Health Trends Corp. (a)	1,890	47,288
USANA Health Sciences, Inc. *	2,704	311,771

		511,770

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 1.7%
ANI Pharmaceuticals, Inc. *	292	$19,506
Corcept Therapeutics, Inc. *(a)	7,446	117,051
Endocyte, Inc. *	706	9,743
Horizon Pharma plc *	2,484	41,135
Innoviva, Inc. *	4,650	64,170
Lannett Co., Inc. *(a)	1,249	16,986
Mallinckrodt plc *	1,318	24,594
MyoKardia, Inc. *	707	35,102
Pacira Pharmaceuticals, Inc. *	1,001	32,082
Phibro Animal Health Corp., Class A	1,471	67,740
Prestige Brands Holdings, Inc. *	448	17,194
Supernus Pharmaceuticals, Inc. *	2,289	136,997

		582,300

Professional Services - 2.2%
ASGN, Inc. *	801	62,630
Barrett Business Services, Inc.	1,074	103,716
CBIZ, Inc. *	831	19,113
FTI Consulting, Inc. *	458	27,700
ICF International, Inc.	362	25,720
Insperity, Inc.	3,096	294,894
Kelly Services, Inc., Class A	1,684	37,806
Kforce, Inc.	864	29,635
Korn/Ferry International	985	61,001
TriNet Group, Inc. *	591	33,061
TrueBlue, Inc. *	2,521	67,941
Willdan Group, Inc. *	461	14,277

		777,494

Real Estate Management & Development - 0.2%
HFF, Inc., Class A	1,647	56,574
RMR Group, Inc. (The), Class A	215	16,867

		73,441

Road & Rail - 2.1%
ArcBest Corp.	3,175	145,098
Avis Budget Group, Inc. *	4,333	140,822
Covenant Transportation Group, Inc., Class A *	325	10,238
Hertz Global Holdings, Inc. *	5,074	77,835
Marten Transport Ltd.	2,081	48,799
Saia, Inc. *	2,728	220,559
USA Truck, Inc. *	835	19,597
Werner Enterprises, Inc.	2,011	75,513

		738,461

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. *	2,460	142,901
Alpha & Omega Semiconductor Ltd. *	1,103	15,707
Amkor Technology, Inc. *	10,349	88,898
Cabot Microelectronics Corp.	1,094	117,671
Cirrus Logic, Inc. *	3,071	117,711
Diodes, Inc. *	295	10,169
Entegris, Inc.	4,311	146,143
Ichor Holdings Ltd. *(a)	2,121	45,008
Integrated Device Technology, Inc. *	1,046	33,346

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Photronics, Inc. *	1,645	$13,119
Power Integrations, Inc.	244	17,824
Rudolph Technologies, Inc. *	1,473	43,601
Silicon Laboratories, Inc. *	414	41,234
SMART Global Holdings, Inc. *	2,453	78,177
Synaptics, Inc. *	1,432	72,130
Ultra Clean Holdings, Inc. *	2,727	45,268

		1,028,907

Software - 1.9%
ACI Worldwide, Inc. *	900	22,203
Blackbaud, Inc.	572	58,601
Ebix, Inc. (a)	1,605	122,381
Ellie Mae, Inc. *	472	49,013
HubSpot, Inc. *	83	10,408
Imperva, Inc. *	420	20,265
MicroStrategy, Inc., Class A *	174	22,229
Mitek Systems, Inc. *	3,083	27,439
Progress Software Corp.	2,042	79,270
Qualys, Inc. *	1,743	146,935
Varonis Systems, Inc. *	318	23,691
Verint Systems, Inc. *	1,235	54,772
Zix Corp. *	2,710	14,607

		651,814

Specialty Retail - 3.5%
Aaron’s, Inc.	454	19,726
Abercrombie & Fitch Co., Class A	1,186	29,033
American Eagle Outfitters, Inc.	2,868	66,681
Asbury Automotive Group, Inc. *	552	37,840
Buckle, Inc. (The) (a)	3,395	91,325
Caleres, Inc.	4,796	164,934
Cato Corp. (The), Class A	1,409	34,690
Chico’s FAS, Inc.	5,753	46,829
Children’s Place, Inc. (The)	1,183	142,906
Citi Trends, Inc.	707	19,400
DSW, Inc., Class A	4,996	128,997
Express, Inc. *	3,074	28,127
Five Below, Inc. *	736	71,915
Genesco, Inc. *	486	19,294
Group 1 Automotive, Inc.	480	30,240
Haverty Furniture Cos., Inc.	511	11,038
Hibbett Sports, Inc. *	1,442	33,022
Lithia Motors, Inc., Class A	116	10,970
RH *	304	42,469
Sally Beauty Holdings, Inc. *	629	10,083
Shoe Carnival, Inc.	1,493	48,448
Sleep Number Corp. *	347	10,070
Sportsman’s Warehouse Holdings, Inc. *	2,998	15,350
Tailored Brands, Inc.	751	19,165
Zumiez, Inc. *	3,032	75,952

		1,208,504

Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. *	3,431	60,420
Deckers Outdoor Corp. *	2,293	258,857
G-III Apparel Group Ltd. *	2,833	125,785

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 2.2% (continued)
Movado Group, Inc.	2,301	$111,139
Oxford Industries, Inc.	988	81,984
Rocky Brands, Inc.	807	24,210
Steven Madden Ltd.	741	39,347
Vera Bradley, Inc. *	3,127	43,903
Wolverine World Wide, Inc.	425	14,777

		760,422

Thrifts & Mortgage Finance - 3.5%
BofI Holding, Inc. *	7,508	307,152
Dime Community Bancshares, Inc.	671	13,085
Essent Group Ltd. *	490	17,552
Federal Agricultural Mortgage Corp., Class C	611	54,672
First Defiance Financial Corp.	718	48,149
Flagstar Bancorp, Inc. *	364	12,471
HomeStreet, Inc. *	978	26,357
Meridian Bancorp, Inc.	807	15,454
Meta Financial Group, Inc.	670	65,258
MGIC Investment Corp. *	18,297	196,144
Oritani Financial Corp.	820	13,284
Provident Financial Services, Inc.	940	25,878
Radian Group, Inc.	7,073	114,724
United Financial Bancorp, Inc.	672	11,773
Walker & Dunlop, Inc.	3,720	207,018
Washington Federal, Inc.	2,538	82,993
WSFS Financial Corp.	309	16,470

		1,228,434

Tobacco - 0.4%
Turning Point Brands, Inc.	730	23,287
Universal Corp.	1,530	101,056
Vector Group Ltd.	811	15,474

		139,817

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	193	13,539
BMC Stock Holdings, Inc. *	2,139	44,598
CAI International, Inc. *	4,111	95,540
DXP Enterprises, Inc. *	433	16,541
GATX Corp.	1,682	124,855
GMS, Inc. *	1,459	39,524
H&E Equipment Services, Inc.	1,482	55,738
Rush Enterprises, Inc., Class A *	591	25,638
Titan Machinery, Inc. *	968	15,052
Triton International Ltd.	4,637	142,170

		573,195

Water Utilities - 0.1%
American States Water Co.	208	11,889
SJW Group	267	17,681

		29,570

Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. *	3,603	81,392
NII Holdings, Inc. *	8,139	31,742
Shenandoah Telecommunications Co.	2,168	70,894

		184,028

TOTAL COMMON STOCKS (Cost $27,652,254)		33,833,534

INVESTMENTS	SHARES	VALUE ($)

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 5.00%, 3/10/2039 (c)
(Cost $903)	105	$2,536

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR(3) *(d) (Cost $221)	744	13

SHORT-TERM INVESTMENTS - 3.7%

Investment Companies - 3.7%
Limited Purpose Cash Investment Fund, 1.85% (2)(e)
(Cost $1,276,429)	1,276,599	1,276,599

SECURITIES LENDING COLLATERAL - 4.7%

Investment Companies - 4.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.80% (2)(e)(f)	253,492	253,492
Limited Purpose Cash Investment Fund
1.85% (2)(e)(f)	1,377,067	1,377,067

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,630,559)		1,630,559

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.9% (Cost $30,560,366)		36,743,241
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)% (g)		(2,045,273)

NET ASSETS - 100.0%		$34,697,968

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,835,929	16.8%
Consumer Staples	1,550,478	4.5
Energy	1,187,788	3.4
Financials	6,517,063	18.8
Health Care	4,138,862	11.9
Industrials	6,143,391	17.7
Information Technology	4,766,490	13.7
Materials	1,732,247	5.0
Real Estate	1,324,291	3.8
Telecommunication Services	297,524	0.9
Utilities	342,020	1.0
Short-Term Investments	1,276,599	3.7
Securities Lending Collateral	1,630,559	4.7

Total Investments In Securities At Value	36,743,241	105.9
Liabilities in Excess of Other Assets (g)	(2,045,273)	(5.9)

Net Assets	$34,697,968	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $1,582,334.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on June 30, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $13, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	8	9/2018	USD	$659,000	$(16,881)

					$(16,881)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$43,950	$43,950

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.4%
Australia - 7.0%
Amcor Ltd.	10,220	$108,891
Aristocrat Leisure Ltd.	66,517	1,519,073
BHP Billiton Ltd.	31,889	797,927
BHP Billiton plc	56,166	1,260,502
BlueScope Steel Ltd.	63,140	805,829
Caltex Australia Ltd.	5,886	141,651
CIMIC Group Ltd.	19,409	606,731
Cochlear Ltd.	3,464	512,851
CSL Ltd.	4,834	688,087
Dexus, REIT	33,527	240,984
Flight Centre Travel Group Ltd.	11,784	554,720
Fortescue Metals Group Ltd.	436,626	1,417,712
Goodman Group, REIT	30,886	220,181
GPT Group (The), REIT	19,876	74,367
Macquarie Group Ltd.	5,407	492,774
Rio Tinto Ltd.	3,006	185,727
Rio Tinto plc	24,672	1,359,884
Scentre Group, REIT	71,981	233,870
South32 Ltd.	565,481	1,510,017
Treasury Wine Estates Ltd.	18,816	241,749
Woodside Petroleum Ltd.	2,642	69,238

		13,042,765

Belgium - 1.4%
Ageas	19,178	965,479
Groupe Bruxelles Lambert SA	1,467	154,329
KBC Group NV	9,435	724,609
UCB SA	3,823	299,686
Umicore SA	8,430	481,247

		2,625,350

Canada - 7.6%
Bank of Montreal (1)	8,976	693,828
Bank of Nova Scotia (The) (1)	20,419	1,156,194
BlackBerry Ltd. (1)*	38,423	370,596
Canadian Imperial Bank of Commerce (1)	5,176	450,255
Canadian Natural Resources Ltd. (1)	6,385	230,455
Canadian Tire Corp. Ltd., Class A (1)	2,858	373,052
CCL Industries, Inc., Class B (1)	2,455	120,355
CGI Group, Inc., Class A (1)*	21,704	1,375,393
Constellation Software, Inc. (1)	288	223,353
Dollarama, Inc. (1)	4,413	171,062
Fairfax Financial Holdings Ltd. (1)	104	58,276
Franco-Nevada Corp. (1)	2,215	161,662
Goldcorp, Inc. (1)	6,525	89,588
Great-West Lifeco, Inc. (1)	2,283	56,126
Kinross Gold Corp. (1)*	248,235	934,669
Magna International, Inc. (1)	22,614	1,315,229
Methanex Corp. (1)	2,172	153,584
Open Text Corp. (1)	19,814	697,367
Royal Bank of Canada (1)	20,862	1,570,859
Shopify, Inc., Class A (1)*	786	114,619
Teck Resources Ltd., Class B (1)	41,135	1,047,892
Toronto-Dominion Bank (The) (1)	27,150	1,571,402
West Fraser Timber Co. Ltd. (1)	16,907	1,163,743

		14,099,559

INVESTMENTS	SHARES	VALUE ($)
Chile - 0.2%
Antofagasta plc	10,243	$133,079
Lundin Mining Corp. (1)	31,823	176,949

		310,028

China - 0.5%
BOC Hong Kong Holdings Ltd.	108,500	509,943
Yangzijiang Shipbuilding Holdings Ltd.	505,500	334,575

		844,518

Denmark - 1.4%
Danske Bank A/S	9,634	300,137
DSV A/S	6,997	563,271
Genmab A/S *	618	95,091
H Lundbeck A/S	2,444	171,291
Novo Nordisk A/S, Class B	23,511	1,085,985
Pandora A/S	1,046	72,904
Vestas Wind Systems A/S	3,125	192,926
William Demant Holding A/S *	4,110	164,943

		2,646,548

Finland - 1.3%
Neste OYJ	25,367	1,984,686
Nokia OYJ	42,143	241,727
UPM-Kymmene OYJ	4,319	153,778

		2,380,191

France - 9.9%
Aeroports de Paris	1,682	379,948
Airbus SE	1,221	142,484
Atos SE	8,563	1,164,370
AXA SA	19,281	471,108
BNP Paribas SA	19,830	1,226,623
Bouygues SA	1,284	55,171
Cie Generale des Etablissements Michelin SCA	6,126	741,112
CNP Assurances	68,834	1,563,876
Gecina SA, REIT	483	80,689
L’Oreal SA	13,876	3,420,804
LVMH Moet Hennessy Louis Vuitton SE	6,662	2,211,910
Peugeot SA	60,526	1,379,102
Sanofi	2,650	212,688
Societe BIC SA	1,999	185,320
Societe Generale SA	12,656	531,931
Thales SA	8,824	1,135,242
TOTAL SA	59,621	3,620,530
Unibail-Rodamco-Westfield, REIT	333	73,323

		18,596,231

Germany - 8.6%
adidas AG	5,496	1,196,577
Allianz SE (Registered)	11,318	2,332,128
BASF SE	3,493	333,472
Bayer AG (Registered)	2,680	294,327
Bayerische Motoren Werke AG	4,167	376,665
Covestro AG (a)	18,057	1,604,971
Daimler AG (Registered)	4,565	292,421
Deutsche Boerse AG	2,105	279,868

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 8.6% (continued)
Deutsche Lufthansa AG (Registered)	78,336	$1,876,746
Deutsche Post AG (Registered)	7,039	228,700
Deutsche Wohnen SE	4,001	193,224
Fresenius SE & Co. KGaA	2,780	222,580
Hannover Rueck SE	3,453	429,283
HOCHTIEF AG	489	88,183
HUGO BOSS AG	645	58,494
Infineon Technologies AG	49,167	1,248,906
Linde AG	1,919	455,914
MAN SE	838	94,827
METRO AG	14,527	179,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,668	560,928
SAP SE	13,550	1,563,911
Siemens AG (Registered)	4,195	552,716
Volkswagen AG (Preference)	8,743	1,444,433
Vonovia SE	3,353	159,366

		16,067,668

Hong Kong - 3.1%
CLP Holdings Ltd.	101,000	1,087,909
Galaxy Entertainment Group Ltd.	64,000	493,341
Henderson Land Development Co. Ltd.	14,300	75,408
Hong Kong Exchanges & Clearing Ltd.	13,300	398,036
Kerry Properties Ltd.	36,000	172,042
Li & Fung Ltd.	814,000	298,154
Link REIT	13,000	118,552
NWS Holdings Ltd.	31,000	53,498
PCCW Ltd.	30,000	16,881
SJM Holdings Ltd.	617,000	765,223
Sun Hung Kai Properties Ltd.	30,000	451,978
WH Group Ltd. (a)	1,264,500	1,023,217
Wheelock & Co. Ltd.	28,000	194,587
Yue Yuen Industrial Holdings Ltd.	196,000	552,459

		5,701,285

Italy - 0.6%
Assicurazioni Generali SpA	5,132	85,797
Enel SpA	116,795	647,182
Eni SpA	11,419	211,724
Intesa Sanpaolo SpA (b)	22,025	63,724
UniCredit SpA	7,173	118,888

		1,127,315

Japan - 21.5%
Acom Co. Ltd.	16,500	63,343
AEON Financial Service Co. Ltd.	800	17,051
Amada Holdings Co. Ltd.	5,100	48,947
Aozora Bank Ltd.	9,800	371,926
Asahi Kasei Corp.	95,000	1,204,738
Astellas Pharma, Inc.	11,100	168,926
Bandai Namco Holdings, Inc.	22,600	930,928
Bridgestone Corp.	3,700	144,533
Brother Industries Ltd.	5,500	108,356
Credit Saison Co. Ltd.	2,900	45,562
Dai-ichi Life Holdings, Inc.	6,600	117,464
Daikin Industries Ltd.	700	83,659
Daiwa House Industry Co. Ltd.	4,400	149,696

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.5% (continued)
Fujitsu Ltd.	171,000	$1,034,809
Hitachi High-Technologies Corp.	8,000	325,442
Hitachi Ltd.	242,000	1,704,886
Hoya Corp.	2,100	119,131
ITOCHU Corp.	65,300	1,181,005
Japan Airlines Co. Ltd.	44,900	1,590,855
Japan Real Estate Investment Corp., REIT	15	79,350
Japan Tobacco, Inc.	7,900	220,777
Kao Corp.	14,700	1,120,457
KDDI Corp.	92,800	2,537,609
Kirin Holdings Co. Ltd.	22,400	600,430
Konami Holdings Corp.	33,200	1,686,948
Kuraray Co. Ltd.	12,200	167,792
Kyocera Corp.	1,300	73,109
Kyushu Railway Co.	13,900	425,000
Marubeni Corp.	221,400	1,685,604
Mazda Motor Corp.	64,100	786,289
McDonald’s Holdings Co. Japan Ltd. (b)	1,200	61,192
Mitsubishi Chemical Holdings Corp.	12,100	101,044
Mitsubishi Electric Corp.	67,200	891,604
Mitsubishi Estate Co. Ltd.	9,000	157,112
Mitsubishi Gas Chemical Co., Inc.	30,900	698,269
Mitsubishi UFJ Financial Group, Inc.	243,100	1,377,133
Mitsui Fudosan Co. Ltd.	7,000	168,618
Mizuho Financial Group, Inc.	1,194,899	2,012,792
Nexon Co. Ltd.*	141,200	2,048,723
Nippon Express Co. Ltd.	9,700	702,887
Nippon Telegraph & Telephone Corp.	30,100	1,367,383
Nomura Real Estate Holdings, Inc.	2,700	59,780
Nomura Real Estate Master Fund, Inc., REIT	65	91,810
NTT DOCOMO, Inc.	10,400	265,017
Oji Holdings Corp.	112,000	694,063
Omron Corp.	1,100	51,242
Resona Holdings, Inc.	172,800	920,986
Sega Sammy Holdings, Inc.	17,700	302,944
Sekisui House Ltd.	4,400	77,767
Shimano, Inc.	1,800	264,140
Shin-Etsu Chemical Co. Ltd.	5,300	471,003
Shinsei Bank Ltd.	9,200	141,159
Shionogi & Co. Ltd.	8,000	410,511
Sony Corp.	14,500	742,608
Sumitomo Corp.	25,200	413,276
Sumitomo Heavy Industries Ltd.	16,300	549,196
Sumitomo Mitsui Financial Group, Inc.	40,800	1,591,445
Suzuki Motor Corp.	27,000	1,487,919
Taisei Corp.	10,400	572,722
Tokyo Electron Ltd.	9,100	1,562,045
Toshiba Corp.*	71,000	213,146
Toyo Seikan Group Holdings Ltd.	5,000	87,749
West Japan Railway Co.	3,000	220,873
Yamaha Corp.	11,900	617,583
Yokogawa Electric Corp.	5,500	97,664

		40,288,027

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Macau - 0.2%
Sands China Ltd.	61,600	$328,414

Netherlands - 6.0%
ASML Holding NV	3,440	680,724
ING Groep NV	38,548	553,338
Koninklijke Ahold Delhaize NV	45,832	1,094,358
Koninklijke Philips NV	7,252	307,253
NN Group NV	31,476	1,276,554
Randstad NV	2,263	132,827
Royal Dutch Shell plc, Class A	104,016	3,599,881
Royal Dutch Shell plc, Class B	41,664	1,492,113
Wolters Kluwer NV	37,405	2,101,291

		11,238,339

Singapore - 0.9%
CapitaLand Commercial Trust, REIT	70,800	86,215
DBS Group Holdings Ltd.	6,700	130,295
Genting Singapore Ltd.	1,253,900	1,122,758
SATS Ltd.	20,600	75,457
Singapore Airlines Ltd.	18,100	141,749
United Overseas Bank Ltd.	4,900	96,034

		1,652,508

South Africa - 1.1%
Anglo American plc	73,960	1,641,981
Investec plc	53,874	380,929

		2,022,910

Spain - 2.5%
Aena SME SA (a)	12,640	2,288,434
Banco Santander SA	147,066	785,990
Endesa SA	12,688	279,029
Iberdrola SA	38,886	299,879
Repsol SA	49,991	975,779

		4,629,111

Sweden - 1.8%
Essity AB, Class B	20,215	497,321
Investor AB, Class B	2,740	110,988
Sandvik AB	70,600	1,246,866
Securitas AB, Class B	10,323	169,277
Swedish Match AB	1,210	59,800
Telefonaktiebolaget LM Ericsson, Class B	21,784	167,828
Volvo AB, Class B	65,062	1,034,039

		3,286,119

Switzerland - 8.0%
ABB Ltd. (Registered)	21,087	459,990
Baloise Holding AG (Registered)	3,966	575,297
Cie Financiere Richemont SA (Registered)	4,678	395,452
Coca-Cola HBC AG *	15,368	511,518
Lonza Group AG (Registered) *	814	215,097
Nestle SA (Registered)	27,991	2,169,326
Novartis AG (Registered)	33,653	2,549,246
Roche Holding AG	20,768	4,607,551
SGS SA (Registered)	72	191,318
Sika AG (Registered)	2,160	298,446
Sonova Holding AG (Registered)	1,282	229,329
STMicroelectronics NV	27,367	607,638
Straumann Holding AG (Registered)	383	290,462

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 8.0% (continued)
Swatch Group AG (The)	261	$123,553
Swiss Life Holding AG (Registered) *	2,494	864,798
Zurich Insurance Group AG *	3,031	896,358

		14,985,379

United Kingdom - 11.1%
3i Group plc	6,980	82,637
Ashtead Group plc	19,007	566,016
BAE Systems plc	137,939	1,173,490
Barclays plc	91,428	225,986
Barratt Developments plc	93,661	634,920
Berkeley Group Holdings plc	23,615	1,176,334
BP plc	114,815	873,572
British American Tobacco plc	25,048	1,261,753
British Land Co. plc (The), REIT	9,564	84,613
BT Group plc	66,518	190,823
Burberry Group plc	3,113	88,473
Compass Group plc	37,655	802,640
Diageo plc	5,686	204,275
Direct Line Insurance Group plc	87,036	392,765
Fiat Chrysler Automobiles NV *	101,468	1,914,116
Hammerson plc, REIT	10,122	69,563
HSBC Holdings plc	278,163	2,599,252
Imperial Brands plc	10,124	375,986
International Consolidated Airlines Group SA	68,422	598,763
J Sainsbury plc	91,742	388,231
Land Securities Group plc, REIT	6,550	82,519
Legal & General Group plc	91,772	321,004
Lloyds Banking Group plc	305,356	253,359
London Stock Exchange Group plc	3,501	206,102
Mondi plc	13,262	357,783
Next plc	14,776	1,176,151
Persimmon plc	42,836	1,426,853
Prudential plc	24,067	548,639
RELX NV	10,814	229,893
RELX plc	7,916	169,046
Royal Mail plc	6,552	43,590
Segro plc, REIT	68,409	602,468
Sky plc	10,586	203,874
Standard Chartered plc	13,757	124,961
Taylor Wimpey plc	28,885	67,996
Unilever NV, CVA	8,731	486,465
Unilever plc	12,180	672,829
Wm Morrison Supermarkets plc	81,409	270,034

		20,947,774

United States - 1.7%
Shire plc	9,516	536,120
Valeant Pharmaceuticals International, Inc. (1)*	111,338	2,591,521

		3,127,641

TOTAL COMMON STOCKS (Cost $152,129,209)		179,947,680

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(b)(c)
(Cost $—)	22,025	$—

SHORT-TERM INVESTMENTS - 2.9%

Investment Companies - 2.9%
Limited Purpose Cash Investment Fund, 1.85% (d)
(Cost $5,413,498)	5,414,746	5,414,746

	SHARES
SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (d)(e)	18,449	18,449
Limited Purpose Cash Investment Fund 1.85% (d)(e)	100,221	100,221

TOTAL SECURITIES LENDING COLLATERAL (Cost $118,670)		118,670

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $157,661,377)		185,481,096

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (f)		1,089,516

NET ASSETS - 100.0%		$186,570,612

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,693,371	15.4%
Consumer Staples	14,798,358	7.9
Energy	13,199,630	7.1
Financials	33,850,547	18.1
Health Care	15,772,676	8.5
Industrials	25,691,153	13.8
Information Technology	17,149,656	9.2
Materials	20,180,261	10.8
Real Estate	3,920,315	2.1
Telecommunication Services	4,377,711	2.3
Utilities	2,314,002	1.2
Short-Term Investments	5,414,746	2.9
Securities Lending Collateral	118,670	0.1

Total Investments In Securities At Value	185,481,096	99.4
Other Assets in Excess of Liabilities (f)	1,089,516	0.6

Net Assets	$186,570,612	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $4,916,622, which represents approximately 2.64% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $112,429.
(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	51	9/2018	USD	$4,986,270	$(114,471)

					$(114,471)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$399,125	$399,125

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Brazil - 6.9%
Ambev SA, ADR (1)	94,584	$437,924
Banco Bradesco SA, ADR (1)*	305,072	2,092,794
Banco do Brasil SA (1)*	33,500	245,907
Banco Santander Brasil SA, ADR (1)	64,792	485,940
Braskem SA (Preference), Class A (1)	242,800	3,156,102
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	78,181	469,868
Embraer SA, ADR (1)	7,771	193,498
Fibria Celulose SA (1)	25,800	480,619
Itau Unibanco Holding SA, ADR (1)	220,423	2,287,991
Itausa - Investimentos Itau SA (Preference) (1)	507,100	1,202,412
M Dias Branco SA (1)*	51,100	489,278
Petroleo Brasileiro SA (Preference) (1)*	119,700	530,284
Porto Seguro SA (1)*	12,100	126,315
Qualicorp Consultoria e Corretora de Seguros SA (1)	145,500	690,757
Sul America SA (1)	191,985	918,378
Suzano Papel e Celulose SA (1)	267,500	3,086,525
TIM Participacoes SA, ADR (1)*	157,197	2,650,341
Vale SA, ADR (1)*	249,497	3,198,553

		22,743,486

Chile - 2.0%
Banco de Chile, ADR (1)	3,237	300,912
Banco de Credito e Inversiones SA (1)	2,374	158,010
Banco Santander Chile, ADR (1)	22,845	718,018
Cencosud SA (1)	550,192	1,362,439
Cia Cervecerias Unidas SA, ADR (1)	19,583	488,400
Empresas CMPC SA (1)	143,411	522,376
Empresas COPEC SA (1)	22,205	344,156
Enel Americas SA, ADR (1)	121,890	1,073,851
Enel Chile SA, ADR (1)	62,525	305,122
Itau CorpBanca (1)	15,061,686	147,091
Latam Airlines Group SA, ADR (1)(a)	60,377	597,129
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	15,034	722,384

		6,739,888

China - 27.8%
58.com, Inc., ADR (1)*	5,066	351,276
Agricultural Bank of China Ltd., Class H	2,965,000	1,383,852
Air China Ltd., Class H	1,302,000	1,251,752
Alibaba Group Holding Ltd., ADR (1)*	73,305	13,600,276
Anhui Conch Cement Co. Ltd., Class H	243,000	1,385,805
ANTA Sports Products Ltd.	98,000	516,784
Autohome, Inc., ADR (1)	3,195	322,695
Baidu, Inc., ADR (1)*	18,474	4,489,181
Bank of China Ltd., Class H	3,953,000	1,960,391
China Communications Services Corp. Ltd., Class H	1,282,000	810,123

INVESTMENTS	SHARES	VALUE ($)
China - 27.8% (continued)
China Construction Bank Corp., Class H *	6,795,000	$6,217,705
China Everbright Bank Co. Ltd., Class H	234,000	100,392
China Evergrande Group *(a)	786,000	1,995,622
China Medical System Holdings Ltd.	117,000	233,046
China Merchants Bank Co. Ltd., Class H *	621,000	2,284,293
China Minsheng Banking Corp. Ltd., Class H	321,000	229,383
China Mobile Ltd.	160,000	1,419,672
China National Building Material Co. Ltd., Class H	496,000	488,192
China Overseas Land & Investment Ltd.	400,000	1,312,881
China Petroleum & Chemical Corp., Class H	2,186,000	1,956,727
China Resources Beer Holdings Co. Ltd.	156,000	755,423
China Resources Land Ltd.	302,000	1,014,435
China Shenhua Energy Co. Ltd., Class H	452,000	1,069,092
China Southern Airlines Co. Ltd., Class H	1,254,000	982,643
China Vanke Co. Ltd., Class H	373,700	1,303,272
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,340,000	795,351
CNOOC Ltd., ADR (1)	13,952	2,389,140
Country Garden Holdings Co. Ltd.	1,935,000	3,392,050
Country Garden Services Holdings Co. Ltd. *	222,413	285,188
CSPC Pharmaceutical Group Ltd.	738,000	2,216,068
Ctrip.com International Ltd., ADR (1)*	22,693	1,080,868
Far East Horizon Ltd. *	312,000	302,106
Geely Automobile Holdings Ltd.	1,358,000	3,493,988
Great Wall Motor Co. Ltd., Class H	104,000	79,156
Guangzhou Automobile Group Co. Ltd., Class H	235,200	228,829
Huaneng Renewables Corp. Ltd., Class H	248,000	82,203
Industrial & Commercial Bank of China Ltd., Class H	5,453,000	4,067,067
JD.com, Inc., ADR (1)*	46,823	1,823,756
NetEase, Inc., ADR (1)	5,427	1,371,240
New Oriental Education & Technology Group, Inc., ADR (1)	8,807	833,671
Ping An Insurance Group Co. of China Ltd., Class H	90,500	828,770
SINA Corp. (1)*	4,017	340,200
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,718,000	1,652,317
TAL Education Group, ADR (1)*	17,856	657,101
Tencent Holdings Ltd.	249,400	12,523,720
Tingyi Cayman Islands Holding Corp.	284,000	657,865
TravelSky Technology Ltd., Class H *	634,000	1,840,270
Tsingtao Brewery Co. Ltd., Class H	122,000	668,447

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 27.8% (continued)
Vipshop Holdings Ltd., ADR (1)*	27,558	$299,004
Weibo Corp., ADR (1)*(a)	2,989	265,304
Weichai Power Co. Ltd., Class H	1,051,000	1,443,947
Yum China Holdings, Inc. (1)	27,400	1,053,804

		92,106,343

Hong Kong - 2.4%
Haier Electronics Group Co. Ltd.	537,000	1,832,092
Kingboard Chemical Holdings Ltd.	37,500	136,579
Lee & Man Paper Manufacturing Ltd.	193,000	194,713
Nine Dragons Paper Holdings Ltd.	2,460,000	3,121,272
Sino Biopharmaceutical Ltd.	1,288,500	1,967,806
Sun Art Retail Group Ltd.	485,500	633,370

		7,885,832

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	59,392	571,506
Richter Gedeon Nyrt	33,207	604,684

		1,176,190

India - 7.7%
ACC Ltd.	5,249	102,669
Aurobindo Pharma Ltd.	72,110	639,415
Axis Bank Ltd., GDR (b)	12,578	468,376
Dabur India Ltd.	19,701	112,593
Dr Reddy’s Laboratories Ltd., ADR (1)	6,980	224,756
Glenmark Pharmaceuticals Ltd.	22,735	193,469
Godrej Consumer Products Ltd.	6,238	111,605
Hindustan Unilever Ltd.	75,067	1,797,901
ICICI Bank Ltd., ADR (1)*	122,442	983,209
Indian Oil Corp. Ltd.	216,846	495,272
Infosys Ltd., ADR (1)	346,749	6,737,334
JSW Steel Ltd. *	50,159	239,289
Larsen & Toubro Ltd., GDR (b)	9,296	169,614
NTPC Ltd.	81,498	190,061
Oil & Natural Gas Corp. Ltd.	138,563	320,346
Power Finance Corp. Ltd.	86,729	97,939
Reliance Industries Ltd., GDR (c)	90,916	2,547,811
State Bank of India, GDR *(b)	15,366	576,959
Tata Consultancy Services Ltd.	160,446	4,327,258
Tech Mahindra Ltd.	285,959	2,734,613
United Spirits Ltd. *	57,895	562,480
Vedanta Ltd., ADR (1)	12,047	163,839
Wipro Ltd., ADR (1)(a)	335,293	1,606,053

		25,402,861

Indonesia - 2.0%
Adaro Energy Tbk. PT	10,450,800	1,304,011
Bank Central Asia Tbk. PT	381,700	570,042
Bank Mandiri Persero Tbk. PT	1,251,400	598,705
Bank Negara Indonesia Persero Tbk. PT	652,400	320,563
Bank Rakyat Indonesia Persero Tbk. PT	6,853,500	1,355,561
Bank Tabungan Negara Persero Tbk. PT	447,100	76,305
Gudang Garam Tbk. PT	36,900	172,898
Indofood CBP Sukses Makmur Tbk. PT	275,300	170,095

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.0% (continued)
Indofood Sukses Makmur Tbk. PT	373,500	$173,271
Telekomunikasi Indonesia Persero Tbk. PT	3,081,600	807,055
United Tractors Tbk. PT	557,300	1,227,126

		6,775,632

Malaysia - 3.3%
AirAsia Group Bhd.	2,062,308	1,528,527
CIMB Group Holdings Bhd.	160,200	215,988
Genting Bhd.	270,100	561,908
Genting Malaysia Bhd.	85,900	103,729
Hong Leong Bank Bhd.	130,400	587,902
Malayan Banking Bhd.	1,227,700	2,734,336
Malaysia Airports Holdings Bhd.	113,900	248,129
Petronas Chemicals Group Bhd.	239,500	498,875
Petronas Dagangan Bhd.	21,000	129,043
Public Bank Bhd.	543,500	3,144,101
Sime Darby Bhd.	573,500	347,529
Tenaga Nasional Bhd.	254,300	921,941

		11,022,008

Mexico - 2.2%
America Movil SAB de CV, Class L, ADR (1)	153,694	2,560,542
Arca Continental SAB de CV (1)	81,800	503,562
Coca-Cola Femsa SAB de CV, ADR (1)	2,035	114,835
Gentera SAB de CV (1)	213,000	188,437
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	108,300	1,002,771
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	839	133,535
Grupo Financiero Banorte SAB de CV, Class O (1)	206,800	1,219,022
Wal-Mart de Mexico SAB de CV (1)	661,900	1,745,048

		7,467,752

Peru - 0.3%
Credicorp Ltd. (1)	4,593	1,033,976

Philippines - 0.6%
Ayala Corp.	10,330	178,065
Bank of the Philippine Islands	65,450	108,586
BDO Unibank, Inc.	184,850	434,628
Globe Telecom, Inc.	2,960	85,460
International Container Terminal Services, Inc.	46,010	66,656
JG Summit Holdings, Inc.	105,920	99,233
Jollibee Foods Corp.	29,250	144,216
Security Bank Corp.	48,870	182,759
SM Investments Corp.	39,465	647,422

		1,947,025

Poland - 1.5%
Bank Zachodni WBK SA	2,023	179,108
Grupa Lotos SA	25,331	383,793
Jastrzebska Spolka Weglowa SA *	21,787	443,164
LPP SA	85	191,728
PGE Polska Grupa Energetyczna SA *	42,416	105,406
Polski Koncern Naftowy ORLEN SA	127,042	2,845,363
Polskie Gornictwo Naftowe i Gazownictwo SA	319,417	486,297
Tauron Polska Energia SA *	365,141	222,654

		4,857,513

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Russia - 3.6%
Gazprom PJSC, ADR	400,359	$1,754,434
LUKOIL PJSC, ADR	28,399	1,934,026
Mobile TeleSystems PJSC, ADR (1)	295,021	2,605,036
Novatek PJSC, GDR (b)	5,992	885,689
Novolipetsk Steel PJSC, GDR (b)	33,953	822,686
Rosneft Oil Co. PJSC, GDR (b)	78,075	483,781
Severstal PJSC, GDR (b)	95,902	1,396,615
Surgutneftegas OJSC, ADR	101,167	448,958
Tatneft PJSC, ADR	24,697	1,552,676

		11,883,901

South Africa - 5.5%
Barclays Africa Group Ltd.	56,286	653,577
Bid Corp. Ltd.	6,930	138,767
Bidvest Group Ltd. (The)	201,357	2,883,427
Capitec Bank Holdings Ltd.	13,233	833,702
Exxaro Resources Ltd.	162,960	1,487,833
FirstRand Ltd.	57,708	268,077
Foschini Group Ltd. (The)	28,979	366,856
Imperial Holdings Ltd.	180,280	2,571,502
Investec Ltd.	48,914	341,325
Kumba Iron Ore Ltd.	22,336	478,061
Naspers Ltd., Class N	15,593	3,931,678
Pick n Pay Stores Ltd.	105,519	575,246
Redefine Properties Ltd., REIT	425,319	325,060
Remgro Ltd.	32,110	477,110
RMB Holdings Ltd.	22,581	124,243
Sanlam Ltd.	41,311	209,886
Standard Bank Group Ltd.	133,057	1,857,766
Truworths International Ltd.	150,892	843,653

		18,367,769

South Korea - 15.4%
AMOREPACIFIC Group	2,555	283,224
Celltrion, Inc. *	5,430	1,475,250
DB Insurance Co. Ltd.	11,696	619,399
DGB Financial Group, Inc.	13,816	127,067
E-MART, Inc.	2,801	639,197
Hana Financial Group, Inc.	5,895	226,372
Hanwha Chemical Corp.	12,119	237,535
Hanwha Corp.	39,565	1,119,352
Hanwha Life Insurance Co. Ltd.	30,706	145,949
Hyundai Marine & Fire Insurance Co. Ltd.	49,266	1,491,820
KB Financial Group, Inc.	20,061	944,307
Korean Air Lines Co. Ltd.	11,668	295,614
KT&G Corp.	3,453	331,781
Kumho Petrochemical Co. Ltd.	2,573	268,819
LG Electronics, Inc.	57,926	4,312,893
Lotte Chemical Corp.	15,811	4,928,784
POSCO	11,885	3,506,787
Posco Daewoo Corp.	13,401	257,342
S-1 Corp.	2,690	233,753

INVESTMENTS	SHARES	VALUE ($)
South Korea - 15.4% (continued)
Samsung Electronics Co. Ltd.	354,921	$14,867,492
Shinhan Financial Group Co. Ltd.	4,160	161,068
SK Hynix, Inc.	114,524	8,790,776
SK Innovation Co. Ltd.	18,795	3,404,308
SK Telecom Co. Ltd.	2,904	606,964
Woori Bank	126,902	1,850,948

		51,126,801

Taiwan - 11.0%
ASE Technology Holding Co. Ltd. *	76,000	178,480
AU Optronics Corp.	5,608,000	2,375,982
Cathay Financial Holding Co. Ltd.	353,000	621,775
China Airlines Ltd. *	684,000	213,322
China Life Insurance Co. Ltd.	1,947,129	2,047,599
CTBC Financial Holding Co. Ltd.	1,356,480	974,655
E.Sun Financial Holding Co. Ltd.	560,027	389,929
Eva Airways Corp.	350,466	169,404
Far EasTone Telecommunications Co. Ltd.	81,000	209,236
First Financial Holding Co. Ltd.	1,480,340	999,475
Formosa Chemicals & Fibre Corp.	62,000	246,717
Formosa Petrochemical Corp. *	53,000	212,630
Fubon Financial Holding Co. Ltd.	518,000	866,674
Globalwafers Co. Ltd.	33,000	546,346
Hon Hai Precision Industry Co. Ltd.	1,366,545	3,723,928
Hua Nan Financial Holdings Co. Ltd.	317,000	184,403
Innolux Corp.	816,000	292,725
Inventec Corp.	211,000	165,470
Lite-On Technology Corp. *	82,533	99,725
Mega Financial Holding Co. Ltd.	789,000	695,659
Nanya Technology Corp.	538,000	1,460,384
Nien Made Enterprise Co. Ltd.	14,000	119,300
Phison Electronics Corp.	40,000	315,514
Pou Chen Corp.	733,000	850,482
Powertech Technology, Inc.	526,000	1,524,647
Realtek Semiconductor Corp. *	285,000	1,035,547
Shin Kong Financial Holding Co. Ltd.	3,774,000	1,451,673
Taishin Financial Holding Co. Ltd.	1,013,568	478,316
Taiwan Business Bank	351,000	108,211
Taiwan Cooperative Financial Holding Co. Ltd.	343,520	200,992
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	307,706	11,249,732
Uni-President Enterprises Corp.	498,000	1,262,342
United Microelectronics Corp.	1,081,000	605,698
Winbond Electronics Corp.	732,000	466,283
WPG Holdings Ltd. *	105,000	148,667

		36,491,922

Thailand - 2.9%
Home Product Center PCL, NVDR	582,300	235,806
Indorama Ventures PCL, NVDR	121,300	200,290
Krung Thai Bank PCL, NVDR	2,260,900	1,138,883
PTT Exploration & Production PCL, NVDR	395,400	1,673,804
PTT Global Chemical PCL, NVDR	1,209,200	2,661,762
PTT PCL, NVDR	1,169,000	1,690,091
Robinson PCL, NVDR	69,100	116,879
Thai Oil PCL, NVDR	715,700	1,677,790
Thai Union Group PCL, NVDR	680,096	324,394

		9,719,699

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Turkey - 0.8%
TAV Havalimanlari Holding A/S	84,616	$414,152
Turk Hava Yollari AO *	586,783	1,730,565
Turkiye Sise ve Cam Fabrikalari A/S	636,428	585,875

		2,730,592

United Kingdom - 0.4%
Mondi Ltd.	55,146	1,493,715

TOTAL COMMON STOCKS (Cost $244,192,014)		320,972,905

SHORT-TERM INVESTMENTS - 2.7%

Investment Companies - 2.7%
Limited Purpose Cash Investment Fund, 1.85% (d)
(Cost $9,097,072)	9,099,398	9,099,398

SECURITIES LENDING COLLATERAL - 1.3%

Investment Companies - 1.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (d)(e)	651,803	651,803
Limited Purpose Cash Investment Fund 1.85% (d)(e)	3,540,858	3,540,858

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,192,661)		4,192,661

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (Cost $257,481,747)		334,264,964

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (f)		(2,294,833)

NET ASSETS - 100.0%		$331,970,131

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$26,249,682	7.9%
Consumer Staples	14,512,387	4.4
Energy	33,805,988	10.2
Financials	62,598,504	18.9
Health Care	8,245,251	2.5
Industrials	16,900,382	5.1
Information Technology	98,493,394	29.7
Materials	35,698,464	10.7
Real Estate	9,343,319	2.8
Telecommunication Services	11,754,428	3.5
Utilities	3,371,106	1.0
Short-Term Investments	9,099,398	2.7
Securities Lending Collateral	4,192,661	1.3

Total Investments In Securities At Value	334,264,964	100.7
Liabilities in Excess of Other Assets (f)	(2,294,833)	(0.7)

Net Assets	$331,970,131	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $4,002,133.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $4,803,720 or 1.45% of net assets.

(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $2,547,811, which represents approximately 0.77% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	131	9/2018	USD	$6,964,615	$(293,756)

					$(293,756)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$790,483	$790,483

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Aerospace & Defense - 3.9%
Boeing Co. (The)	48,563	$16,293,372
BWX Technologies, Inc.	15,551	969,138
General Dynamics Corp.	7,873	1,467,606
Harris Corp.	12,881	1,861,820
HEICO Corp.	7,099	517,712
Huntington Ingalls Industries, Inc.	8,196	1,776,811
L3 Technologies, Inc.	3,332	640,810
Lockheed Martin Corp.	17,851	5,273,721
Northrop Grumman Corp.	18,373	5,653,372
Raytheon Co.	27,441	5,301,052
Spirit AeroSystems Holdings, Inc., Class A	6,113	525,168
Textron, Inc.	7,880	519,371
TransDigm Group, Inc.	2,517	868,717

		41,668,670

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	6,008	502,629
Expeditors International of Washington, Inc.	4,277	312,649
FedEx Corp.	17,071	3,876,141
XPO Logistics, Inc. *	22,842	2,288,312

		6,979,731

Airlines - 0.1%
Copa Holdings SA, Class A (Panama)	3,324	314,517
Delta Air Lines, Inc.	9,426	466,964

		781,481

Auto Components - 0.3%
Aptiv plc	17,210	1,576,952
Gentex Corp.	26,000	598,520
Lear Corp.	5,514	1,024,557

		3,200,029

Automobiles - 0.1%
Thor Industries, Inc.	9,164	892,482

Banks - 6.7%
Bank of America Corp.	754,460	21,268,227
Bank of Hawaii Corp.	4,749	396,162
BB&T Corp.	29,112	1,468,409
Citigroup, Inc.	19,973	1,336,593
Citizens Financial Group, Inc.	37,655	1,464,780
Comerica, Inc.	27,044	2,458,840
Commerce Bancshares, Inc.	15,784	1,021,383
Cullen/Frost Bankers, Inc.	4,627	500,826
East West Bancorp, Inc.	15,899	1,036,615
Fifth Third Bancorp	68,972	1,979,496
JPMorgan Chase & Co.	223,366	23,274,737
PNC Financial Services Group, Inc. (The)	24,191	3,268,204
Regions Financial Corp.	121,005	2,151,469
SunTrust Banks, Inc.	24,085	1,590,092
SVB Financial Group *	13,358	3,857,256

INVESTMENTS	SHARES	VALUE ($)
Banks - 6.7% (continued)
Synovus Financial Corp.	9,723	$513,666
TCF Financial Corp.	46,629	1,148,006
Western Alliance Bancorp *	28,719	1,625,783
Wintrust Financial Corp.	3,492	303,979
Zions Bancorp	24,559	1,294,014

		71,958,537

Beverages - 0.5%
Brown-Forman Corp., Class B	13,195	646,687
Constellation Brands, Inc., Class A	18,820	4,119,133
Monster Beverage Corp. *	10,879	623,367

		5,389,187

Biotechnology - 2.6%
AbbVie, Inc.	111,802	10,358,455
Agios Pharmaceuticals, Inc. *	9,845	829,244
Alkermes plc *	9,735	400,693
Alnylam Pharmaceuticals, Inc. *	13,770	1,356,207
Bluebird Bio, Inc. *	10,348	1,624,119
Exact Sciences Corp. *	24,391	1,458,338
Exelixis, Inc. *	36,071	776,248
Ionis Pharmaceuticals, Inc. *(a)	14,450	602,131
Neurocrine Biosciences, Inc. *	21,844	2,145,955
Sage Therapeutics, Inc. *	9,414	1,473,573
Sarepta Therapeutics, Inc. *	22,676	2,997,314
Seattle Genetics, Inc. *	7,385	490,290
Vertex Pharmaceuticals, Inc. *	21,486	3,651,761

		28,164,328

Building Products - 0.5%
Allegion plc	5,355	414,263
AO Smith Corp.	36,146	2,138,036
Fortune Brands Home & Security, Inc.	5,788	310,758
Lennox International, Inc.	5,769	1,154,665
Masco Corp.	13,277	496,825
Owens Corning	14,965	948,332

		5,462,879

Capital Markets - 4.9%
Ameriprise Financial, Inc.	5,098	713,108
BlackRock, Inc.	9,204	4,593,164
Cboe Global Markets, Inc.	14,039	1,461,039
Charles Schwab Corp. (The)	88,447	4,519,642
CME Group, Inc.	29,882	4,898,258
E *TRADE Financial Corp. *	60,869	3,722,748
Evercore, Inc., Class A	2,893	305,067
FactSet Research Systems, Inc.	2,228	441,367
Interactive Brokers Group, Inc., Class A	54,623	3,518,267
Intercontinental Exchange, Inc.	26,100	1,919,655
Jefferies Financial Services, Inc.	17,814	405,090
LPL Financial Holdings, Inc.	24,345	1,595,571
MarketAxess Holdings, Inc.	6,866	1,358,507
Moody’s Corp.	10,272	1,751,992
Morgan Stanley	100,367	4,757,396
Morningstar, Inc.	7,785	998,426
MSCI, Inc.	14,254	2,358,039

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 4.9% (continued)
Nasdaq, Inc.	16,104	$1,469,812
Raymond James Financial, Inc.	13,013	1,162,712
S&P Global, Inc.	21,127	4,307,584
SEI Investments Co.	7,582	474,027
State Street Corp.	24,761	2,305,002
T. Rowe Price Group, Inc.	21,382	2,482,236
Virtu Financial, Inc., Class A	27,849	739,391

		52,258,100

Chemicals - 1.0%
Albemarle Corp.	3,303	311,572
Celanese Corp., Series A	8,943	993,210
CF Industries Holdings, Inc.	18,261	810,788
Chemours Co. (The)	34,896	1,547,987
DowDuPont, Inc.	7,450	491,104
Eastman Chemical Co.	5,067	506,497
FMC Corp.	8,643	771,042
Huntsman Corp.	17,050	497,860
LyondellBasell Industries NV, Class A	17,844	1,960,163
NewMarket Corp.	1,083	438,073
Praxair, Inc.	5,137	812,417
Sherwin-Williams Co. (The)	2,150	876,275
Westlake Chemical Corp.	5,428	584,216

		10,601,204

Commercial Services & Supplies - 1.0%
Cintas Corp.	23,846	4,413,179
Copart, Inc. *	38,096	2,154,710
Republic Services, Inc.	14,540	993,954
Rollins, Inc.	21,305	1,120,217
Waste Management, Inc.	24,250	1,972,495

		10,654,555

Communications Equipment - 2.1%
Arista Networks, Inc. *	13,716	3,531,733
Cisco Systems, Inc.	319,550	13,750,236
CommScope Holding Co., Inc. *	17,711	517,250
F5 Networks, Inc. *	3,403	586,847
Motorola Solutions, Inc.	9,034	1,051,287
Palo Alto Networks, Inc. *	10,894	2,238,390
Ubiquiti Networks, Inc. *	7,376	624,895

		22,300,638

Construction & Engineering - 0.0%(b)
Quanta Services, Inc. *	15,443	515,796

Construction Materials - 0.1%
Eagle Materials, Inc.	4,574	480,133
Martin Marietta Materials, Inc.	2,511	560,781
Vulcan Materials Co.	3,683	475,328

		1,516,242

Consumer Finance - 0.8%
Ally Financial, Inc.	19,154	503,175
American Express Co.	44,431	4,354,238
Capital One Financial Corp.	3,403	312,736
Credit Acceptance Corp. *	3,817	1,348,928

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 0.8% (continued)
Navient Corp.	24,987	$325,581
Santander Consumer USA Holdings, Inc.	16,437	313,782
SLM Corp. *	77,304	885,131
Synchrony Financial	15,291	510,413

		8,553,984

Containers & Packaging - 0.3%
Avery Dennison Corp.	10,046	1,025,697
Berry Global Group, Inc. *	8,130	373,492
Packaging Corp. of America	5,028	562,080
Sealed Air Corp.	10,067	427,344
WestRock Co.	6,631	378,100

		2,766,713

Distributors - 0.1%
LKQ Corp. *	20,635	658,257

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	431,956
Grand Canyon Education, Inc. *	2,741	305,923
Service Corp. International	15,037	538,174
ServiceMaster Global Holdings, Inc. *	20,653	1,228,234

		2,504,287

Diversified Financial Services - 0.1%
Voya Financial, Inc.	15,148	711,956

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	13,596	495,982

Electric Utilities - 0.5%
Avangrid, Inc.	9,819	519,720
NextEra Energy, Inc.	30,965	5,172,084

		5,691,804

Electrical Equipment - 0.0% (b)
Rockwell Automation, Inc.	2,596	431,533

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	18,647	1,625,086
Arrow Electronics, Inc. *	6,077	457,477
CDW Corp.	25,023	2,021,608
Cognex Corp.	29,669	1,323,534
Coherent, Inc. *	2,823	441,574
Corning, Inc.	21,854	601,203
Dolby Laboratories, Inc., Class A	9,601	592,286
FLIR Systems, Inc.	9,790	508,786
IPG Photonics Corp. *	8,985	1,982,361
Keysight Technologies, Inc. *	9,183	542,072
Trimble, Inc. *	15,515	509,513
Zebra Technologies Corp., Class A *	6,156	881,847

		11,487,347

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	7,904	503,959
RPC, Inc. (a)	78,758	1,147,504
Transocean Ltd. *	23,197	311,768

		1,963,231

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	3,486	$439,829
American Campus Communities, Inc.	7,247	310,751
American Homes 4 Rent, Class A	20,868	462,852
American Tower Corp.	5,235	754,730
Apartment Investment & Management Co., Class A	10,844	458,701
Camden Property Trust	4,628	421,750
CoreSite Realty Corp.	6,557	726,647
CyrusOne, Inc.	18,322	1,069,272
Digital Realty Trust, Inc.	6,815	760,418
Duke Realty Corp.	11,792	342,322
EPR Properties	6,107	395,672
Equity LifeStyle Properties, Inc.	25,892	2,379,475
Iron Mountain, Inc.	14,569	510,061
Lamar Advertising Co., Class A	6,042	412,729
Prologis, Inc.	21,253	1,396,109
SBA Communications Corp. *	11,761	1,941,976
Senior Housing Properties Trust	21,759	393,620
STORE Capital Corp.	16,605	454,977

		13,631,891

Food & Staples Retailing - 0.3%
Sysco Corp.	7,668	523,648
Walmart, Inc.	29,458	2,523,077

		3,046,725

Food Products - 0.2%
Lamb Weston Holdings, Inc.	12,710	870,762
Pilgrim’s Pride Corp. *	18,200	366,366
Pinnacle Foods, Inc.	10,406	677,014
Tyson Foods, Inc., Class A	11,282	776,766

		2,690,908

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	100,412	6,124,128
ABIOMED, Inc. *	10,577	4,326,522
Align Technology, Inc. *	14,738	5,042,459
Baxter International, Inc.	29,855	2,204,493
Becton Dickinson and Co.	3,735	894,757
Boston Scientific Corp. *	37,644	1,230,959
Cooper Cos., Inc. (The)	3,525	829,961
Danaher Corp.	3,948	389,589
DexCom, Inc. *	7,908	751,102
Edwards Lifesciences Corp. *	9,591	1,396,162
Hologic, Inc. *	11,378	452,275
ICU Medical, Inc. *	1,594	468,078
IDEXX Laboratories, Inc. *	8,891	1,937,704
Insulet Corp. *	8,795	753,731
Intuitive Surgical, Inc. *	12,352	5,910,185
Penumbra, Inc. *	6,859	947,571
ResMed, Inc.	10,915	1,130,576
Stryker Corp.	21,453	3,622,554
Teleflex, Inc.	6,906	1,852,258

		40,265,064

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 3.4%
Anthem, Inc.	24,584	$5,851,729
Centene Corp. *	19,136	2,357,747
Chemed Corp.	972	312,799
Cigna Corp.	9,374	1,593,111
Humana, Inc.	13,816	4,112,056
Laboratory Corp. of America Holdings *	3,555	638,229
Molina Healthcare, Inc. *	3,596	352,192
Quest Diagnostics, Inc.	6,306	693,282
UnitedHealth Group, Inc.	77,606	19,039,856
Universal Health Services, Inc., Class B	3,522	392,492
WellCare Health Plans, Inc. *	6,090	1,499,602

		36,843,095

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	20,611	1,584,161

Hotels, Restaurants & Leisure - 2.2%
Aramark	18,212	675,665
Carnival Corp.	12,661	725,602
Darden Restaurants, Inc.	9,289	994,480
Domino’s Pizza, Inc.	6,312	1,781,057
Hilton Worldwide Holdings, Inc.	21,662	1,714,764
Hyatt Hotels Corp., Class A	6,571	506,953
International Game Technology plc (a)	26,574	617,580
Las Vegas Sands Corp.	40,873	3,121,062
Marriott International, Inc., Class A	36,624	4,636,599
McDonald’s Corp.	6,952	1,089,309
MGM Resorts International	19,626	569,743
Royal Caribbean Cruises Ltd.	8,220	851,592
Six Flags Entertainment Corp. (a)	13,268	929,423
Vail Resorts, Inc.	3,751	1,028,487
Wyndham Hotels & Resorts, Inc.	6,422	377,806
Wynn Resorts Ltd.	14,742	2,466,926
Yum! Brands, Inc.	15,590	1,219,450

		23,306,498

Household Durables - 0.5%
DR Horton, Inc.	31,579	1,294,739
Garmin Ltd.	22,664	1,382,504
Lennar Corp., Class A	6,565	344,663
NVR, Inc. *	754	2,239,644
PulteGroup, Inc.	22,751	654,091

		5,915,641

Household Products - 0.1%
Energizer Holdings, Inc.	13,144	827,546

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	56,267	1,727,397
Vistra Energy Corp. *	16,553	391,644

		2,119,041

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Industrial Conglomerates - 0.4%
3M Co.	2,068	$406,817
Honeywell International, Inc.	17,354	2,499,844
Roper Technologies, Inc.	6,075	1,676,153

		4,582,814

Insurance - 2.1%
Aflac, Inc.	19,722	848,440
Allstate Corp. (The)	14,537	1,326,792
American Financial Group, Inc.	11,412	1,224,850
Aon plc	12,156	1,667,439
Arch Capital Group Ltd. *	27,329	723,125
Aspen Insurance Holdings Ltd.	8,457	344,200
Assurant, Inc.	6,148	636,256
Assured Guaranty Ltd.	12,466	445,410
Axis Capital Holdings Ltd.	7,392	411,143
Cincinnati Financial Corp.	17,923	1,198,332
Erie Indemnity Co., Class A	6,993	819,999
Everest Re Group Ltd.	1,645	379,140
FNF Group	22,711	854,388
Hanover Insurance Group, Inc. (The)	11,713	1,400,406
Hartford Financial Services Group, Inc. (The)	8,980	459,147
Lincoln National Corp.	12,964	807,009
Markel Corp. *	611	662,538
Marsh & McLennan Cos., Inc.	16,757	1,373,571
Principal Financial Group, Inc.	12,438	658,592
Progressive Corp. (The)	50,181	2,968,206
Prudential Financial, Inc.	6,443	602,485
RenaissanceRe Holdings Ltd.	3,643	438,326
Torchmark Corp.	11,199	911,711
Unum Group	12,016	444,472
WR Berkley Corp.	10,543	763,419

		22,369,396

Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. *	39,045	66,368,691
Booking Holdings, Inc. *	174	352,714
Expedia Group, Inc.	3,949	474,630
Netflix, Inc. *	43,554	17,048,342
Qurate Retail, Inc. *	19,602	415,955
Wayfair, Inc., Class A *	16,613	1,972,960

		86,633,292

Internet Software & Services - 2.8%
2U, Inc. *	17,606	1,471,157
Akamai Technologies, Inc. *	5,532	405,108
Alphabet, Inc., Class A *	1,878	2,120,619
CoStar Group, Inc. *	3,684	1,520,129
eBay, Inc. *	13,955	506,008
Facebook, Inc., Class A *	10,392	2,019,374
GoDaddy, Inc., Class A *	28,342	2,000,945
GrubHub, Inc. *	18,897	1,982,484
IAC/InterActiveCorp *	13,407	2,044,434
LogMeIn, Inc.	4,906	506,545
Match Group, Inc. *(a)	57,535	2,228,906
Nutanix, Inc., Class A *	43,436	2,239,995
Okta, Inc. *	41,706	2,100,731
Twilio, Inc., Class A *	31,069	1,740,485

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 2.8% (continued)
Twitter, Inc. *	84,911	$3,708,063
VeriSign, Inc. *	13,036	1,791,407
Zillow Group, Inc., Class C *(a)	25,352	1,497,289

		29,883,679

IT Services - 7.3%
Accenture plc, Class A	19,107	3,125,714
Amdocs Ltd.	12,968	858,352
Automatic Data Processing, Inc.	7,360	987,270
Black Knight, Inc. *	6,963	372,869
Booz Allen Hamilton Holding Corp.	14,749	644,974
Broadridge Financial Solutions, Inc.	16,600	1,910,660
Cognizant Technology Solutions Corp., Class A	34,313	2,710,384
CoreLogic, Inc. *	18,100	939,390
DXC Technology Co.	49,061	3,954,807
EPAM Systems, Inc. *	4,266	530,392
Fidelity National Information Services, Inc.	3,584	380,012
Fiserv, Inc. *	18,738	1,388,298
FleetCor Technologies, Inc. *	3,109	654,911
Gartner, Inc. *	4,604	611,872
Genpact Ltd.	37,076	1,072,609
Global Payments, Inc.	23,503	2,620,349
Jack Henry & Associates, Inc.	17,949	2,339,832
Mastercard, Inc., Class A	83,048	16,320,593
PayPal Holdings, Inc. *	105,885	8,817,044
Sabre Corp.	18,021	444,037
Square, Inc., Class A *	70,214	4,327,991
Total System Services, Inc.	22,204	1,876,682
Visa, Inc., Class A (a)	148,290	19,641,011
WEX, Inc. *	3,405	648,584
Worldpay, Inc. *	15,662	1,280,838

		78,459,475

Leisure Products - 0.1%
Hasbro, Inc.	8,268	763,219
Polaris Industries, Inc.	4,304	525,863

		1,289,082

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	18,072	1,117,573
Bio-Rad Laboratories, Inc., Class A *	5,986	1,727,200
Bruker Corp.	24,778	719,553
Charles River Laboratories International, Inc. *	6,903	774,931
Illumina, Inc. *	12,565	3,509,279
IQVIA Holdings, Inc. *	9,976	995,804
Mettler-Toledo International, Inc. *	1,349	780,572
PerkinElmer, Inc.	9,553	699,566
QIAGEN NV *	20,348	735,784
Thermo Fisher Scientific, Inc.	21,424	4,437,767
Waters Corp. *	4,439	859,346

		16,357,375

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 2.1%
Caterpillar, Inc.	47,344	$6,423,160
Colfax Corp. *	10,206	312,814
Crane Co.	5,907	473,328
Deere & Co.	24,895	3,480,321
Fortive Corp.	28,938	2,231,409
Illinois Tool Works, Inc.	11,644	1,613,160
Ingersoll-Rand plc	6,787	608,998
Nordson Corp.	6,333	813,221
Oshkosh Corp.	24,111	1,695,486
Parker-Hannifin Corp.	3,718	579,450
Stanley Black & Decker, Inc.	3,047	404,672
Toro Co. (The)	24,774	1,492,633
Trinity Industries, Inc.	19,588	671,085
Xylem, Inc.	20,472	1,379,403

		22,179,140

Media - 0.3%
Liberty Broadband Corp., Class C *	4,063	307,650
Live Nation Entertainment, Inc. *	16,566	804,611
Madison Square Garden Co. (The), Class A *	2,525	783,230
Sirius XM Holdings, Inc. (a)	237,228	1,606,033

		3,501,524

Metals & Mining - 0.7%
Alcoa Corp. *	30,609	1,434,950
Freeport-McMoRan, Inc.	118,393	2,043,463
Reliance Steel & Aluminum Co.	5,371	470,177
Royal Gold, Inc.	3,363	312,221
Steel Dynamics, Inc.	46,850	2,152,757
United States Steel Corp.	33,370	1,159,608

		7,573,176

Multiline Retail - 0.6%
Dollar General Corp.	14,629	1,442,419
Dollar Tree, Inc. *	12,241	1,040,485
Kohl’s Corp.	9,501	692,623
Macy’s, Inc.	18,991	710,833
Target Corp.	33,033	2,514,472

		6,400,832

Multi-Utilities - 0.2%
Ameren Corp.	7,363	448,039
MDU Resources Group, Inc.	15,343	440,037
NiSource, Inc.	26,619	699,547
Public Service Enterprise Group, Inc.	8,142	440,808

		2,028,431

Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	24,633	1,804,367
Cheniere Energy, Inc. *	6,534	425,951
Chevron Corp.	24,824	3,138,498
CNX Resources Corp. *	27,683	492,204
Concho Resources, Inc. *	6,604	913,663
ConocoPhillips	87,600	6,098,712
Continental Resources, Inc. *	34,728	2,248,985
Devon Energy Corp.	7,097	311,984
Diamondback Energy, Inc.	14,822	1,950,131
Energen Corp. *	7,597	553,214
EOG Resources, Inc.	19,095	2,375,991
Hess Corp.	4,705	314,717

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 3.9% (continued)
HollyFrontier Corp.	38,955	$2,665,691
Marathon Oil Corp.	60,699	1,266,181
Marathon Petroleum Corp.	41,674	2,923,848
Occidental Petroleum Corp.	30,595	2,560,190
ONEOK, Inc.	18,074	1,262,107
PBF Energy, Inc., Class A	19,101	800,905
Phillips 66	27,170	3,051,463
SM Energy Co.	11,581	297,516
Valero Energy Corp.	42,392	4,698,305
Whiting Petroleum Corp. *	20,062	1,057,669
WPX Energy, Inc. *	54,760	987,323

		42,199,615

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	26,946	3,844,925
Nu Skin Enterprises, Inc., Class A	8,923	697,689

		4,542,614

Pharmaceuticals - 0.5%
Nektar Therapeutics *	37,769	1,844,260
Zoetis, Inc.	42,927	3,656,951

		5,501,211

Professional Services - 0.3%
TransUnion	24,147	1,729,891
Verisk Analytics, Inc. *	10,952	1,178,873

		2,908,764

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	567,438

Road & Rail - 1.0%
AMERCO	2,826	1,006,480
CSX Corp.	35,630	2,272,481
JB Hunt Transport Services, Inc.	7,806	948,819
Norfolk Southern Corp.	12,085	1,823,264
Old Dominion Freight Line, Inc.	14,404	2,145,620
Schneider National, Inc., Class B	11,452	315,045
Union Pacific Corp.	14,327	2,029,849

		10,541,558

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. *(a)	23,350	350,017
Analog Devices, Inc.	3,743	359,029
Applied Materials, Inc.	55,933	2,583,545
Broadcom, Inc.	1,322	320,770
Cypress Semiconductor Corp.	19,917	310,307
First Solar, Inc. *	10,736	565,358
Intel Corp.	339,883	16,895,584
KLA-Tencor Corp.	3,110	318,868
Lam Research Corp.	17,973	3,106,633
Marvell Technology Group Ltd.	73,655	1,579,163
Maxim Integrated Products, Inc.	23,643	1,386,898
Microchip Technology, Inc.	9,865	897,222
Micron Technology, Inc. *	117,629	6,168,465
MKS Instruments, Inc.	3,770	360,789
Monolithic Power Systems, Inc.	2,313	309,179

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.6% (continued)
NVIDIA Corp.	56,090	$13,287,721
ON Semiconductor Corp. *	82,670	1,838,167
Qorvo, Inc. *	4,089	327,815
Skyworks Solutions, Inc.	5,844	564,823
Teradyne, Inc.	19,431	739,738
Texas Instruments, Inc.	65,385	7,208,696
Universal Display Corp. (a)	6,204	533,544
Xilinx, Inc.	7,797	508,832

		60,521,163

Software - 12.2%
Activision Blizzard, Inc.	44,656	3,408,146
Adobe Systems, Inc. *	48,914	11,925,722
ANSYS, Inc. *	5,600	975,408
Aspen Technology, Inc. *	3,695	342,674
Atlassian Corp. plc, Class A *	27,859	1,741,745
Autodesk, Inc. *	21,938	2,875,852
Cadence Design Systems, Inc. *	36,394	1,576,224
CDK Global, Inc.	19,935	1,296,772
Citrix Systems, Inc. *	7,459	782,001
Dell Technologies, Inc., Class V *	7,383	624,454
Electronic Arts, Inc. *	33,252	4,689,197
Fortinet, Inc. *	14,681	916,535
Guidewire Software, Inc. *	3,497	310,464
Intuit, Inc.	20,180	4,122,875
Microsoft Corp.	576,188	56,817,899
Nuance Communications, Inc. *	37,159	515,953
Oracle Corp.	14,544	640,809
Paycom Software, Inc. *	8,813	870,989
Proofpoint, Inc. *	4,610	531,579
PTC, Inc. *	17,229	1,616,252
RealPage, Inc. *	9,828	541,523
Red Hat, Inc. *	21,139	2,840,447
RingCentral, Inc., Class A *	17,806	1,252,652
salesforce.com, Inc. *	59,330	8,092,612
ServiceNow, Inc. *	23,463	4,046,664
Splunk, Inc. *	20,971	2,078,436
SS&C Technologies Holdings, Inc.	16,904	877,318
Symantec Corp.	18,194	375,706
Synopsys, Inc. *	15,227	1,302,974
Tableau Software, Inc., Class A *	14,524	1,419,721
Take-Two Interactive Software, Inc. *	25,467	3,014,274
Ultimate Software Group, Inc. (The) *	5,637	1,450,456
VMware, Inc., Class A *	29,673	4,361,041
Workday, Inc., Class A *	8,306	1,006,023
Zendesk, Inc. *	25,480	1,388,405

		130,629,802

Specialty Retail - 1.9%
Best Buy Co., Inc.	35,339	2,635,583
Burlington Stores, Inc. *	18,807	2,831,018
Gap, Inc. (The)	44,414	1,438,569
Home Depot, Inc. (The)	34,107	6,654,276
Lowe’s Cos., Inc.	3,246	310,220
Michaels Cos., Inc. (The) *	21,313	408,570
Ross Stores, Inc.	30,685	2,600,554

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 1.9% (continued)
TJX Cos., Inc. (The)	6,485	$617,242
Ulta Beauty, Inc. *	1,844	430,500
Urban Outfitters, Inc. *	43,703	1,946,969

		19,873,501

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	101,789	18,842,162
Hewlett Packard Enterprise Co.	30,948	452,150
HP, Inc.	100,523	2,280,867
NCR Corp. *	12,848	385,183
NetApp, Inc.	29,222	2,294,804
Pure Storage, Inc., Class A *	39,834	951,236

		25,206,402

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc.	4,817	522,115
Columbia Sportswear Co.	4,328	395,882
Lululemon Athletica, Inc. *	22,620	2,824,107
NIKE, Inc., Class B	109,188	8,700,100
PVH Corp.	12,443	1,862,966
Ralph Lauren Corp.	14,148	1,778,686
Skechers U.S.A., Inc., Class A *	37,364	1,121,294
Tapestry, Inc.	17,800	831,438
VF Corp.	37,314	3,041,837

		21,078,425

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	647,753

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	406,856
United Rentals, Inc. *	15,473	2,284,124
Watsco, Inc.	3,619	645,195
WESCO International, Inc. *	8,625	492,488
WW Grainger, Inc.	2,827	871,847

		4,700,510

Water Utilities - 0.2%
American Water Works Co., Inc.	12,675	1,082,192
Aqua America, Inc.	15,473	544,340

		1,626,532

TOTAL COMMON STOCKS (Cost $778,458,846)		1,039,643,027

SHORT-TERM INVESTMENTS - 2.6%

Investment Companies - 2.6%
Limited Purpose Cash Investment Fund, 1.85% (2)(c) (Cost $28,160,086)	28,166,945	28,166,945

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(c)(d)	1,137,099	$1,137,099
Limited Purpose Cash Investment Fund 1.85% (2)(c)(d)	6,177,178	6,177,178

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,314,277)		7,314,277

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $813,933,209)		1,075,124,249

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)% (e)		(2,396,830)

NET ASSETS - 100.0%		$1,072,727,419

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$175,253,848	16.3%
Consumer Staples	16,496,981	1.5
Energy	44,162,846	4.1
Financials	156,499,726	14.5
Health Care	128,715,235	12.0
Industrials	111,407,432	10.4
Information Technology	358,488,505	33.4
Materials	22,457,336	2.1
Real Estate	14,199,329	1.4
Telecommunication Services	495,982	0.1
Utilities	11,465,807	1.1
Short-Term Investments	28,166,945	2.6
Securities Lending Collateral	7,314,277	0.7

Total Investments In Securities At Value	1,075,124,249	100.2
Liabilities in Excess of Other Assets (e)	(2,396,830)	(0.2)

Net Assets	$1,072,727,419	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $21,991,719.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $15,150,681 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	160	9/2018	USD	$21,772,800	$(399,806)

					$(399,806)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$1,297,840	$1,297,840

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.5%

Aerospace & Defense - 1.3%
AAR Corp.	8,012	$372,478
Aerojet Rocketdyne Holdings, Inc. *	15,194	448,071
Aerovironment, Inc. *	11,410	815,016
Axon Enterprise, Inc. *	22,199	1,402,533
Curtiss-Wright Corp.	3,509	417,641
Ducommun, Inc. *	7,860	260,087
Kratos Defense & Security Solutions, Inc. *(a)	25,353	291,813
Mercury Systems, Inc. *	3,328	126,664
Moog, Inc., Class A	5,510	429,560
National Presto Industries, Inc. (a)	1,715	212,660
Vectrus, Inc. *	4,424	136,348

		4,912,871

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	20,944	473,125
Atlas Air Worldwide Holdings, Inc. *	3,759	269,520
Echo Global Logistics, Inc. *	4,043	118,258

		860,903

Airlines - 0.2%
SkyWest, Inc.	16,698	866,626

Auto Components - 0.6%
Cooper-Standard Holdings, Inc. *	1,609	210,248
Dana, Inc.	21,724	438,608
Fox Factory Holding Corp. *	14,648	681,864
Modine Manufacturing Co. *	17,016	310,542
Motorcar Parts of America, Inc. *(a)	6,430	120,305
Stoneridge, Inc. *	11,593	407,378
Tower International, Inc.	5,389	171,370

		2,340,315

Automobiles - 0.1%
Winnebago Industries, Inc.	11,732	476,319

Banks - 2.8%
1st Source Corp.	3,559	190,157
Ameris Bancorp	2,810	149,914
BancFirst Corp.	8,043	476,146
Bancorp, Inc. (The) *	13,272	138,825
Boston Private Financial Holdings, Inc.	11,604	184,504
Bryn Mawr Bank Corp.	4,179	193,488
Camden National Corp.	3,937	179,960
Carolina Financial Corp.	6,142	263,615
CenterState Bank Corp.	6,899	205,728
Central Pacific Financial Corp.	5,772	165,368
ConnectOne Bancorp, Inc.	6,347	158,040
Enterprise Financial Services Corp.	2,473	133,418
Fidelity Southern Corp.	7,992	203,077
First Bancorp/NC	5,202	212,814

INVESTMENTS	SHARES	VALUE ($)
Banks - 2.8% (continued)
First Citizens BancShares, Inc., Class A	448	$180,678
First Commonwealth Financial Corp.	9,574	148,493
First Financial Bankshares, Inc. (a)	3,860	196,474
First Merchants Corp.	5,707	264,805
German American Bancorp, Inc.	3,585	128,522
Great Southern Bancorp, Inc.	3,025	173,030
Green Bancorp, Inc.	23,620	510,192
Heritage Financial Corp.	3,575	124,589
Independent Bank Corp./MA	1,564	122,618
Independent Bank Corp./MI	16,683	425,417
Independent Bank Group, Inc.	3,851	257,247
Lakeland Bancorp, Inc.	12,306	244,274
Lakeland Financial Corp.	4,960	239,022
Live Oak Bancshares, Inc.	7,942	243,422
OFG Bancorp	16,816	236,265
Opus Bank	4,849	139,166
Preferred Bank	6,029	370,542
QCR Holdings, Inc.	5,903	280,097
Republic First Bancorp, Inc. *(a)	28,763	225,790
Seacoast Banking Corp. of Florida *	5,656	178,616
ServisFirst Bancshares, Inc.	18,307	763,951
Southside Bancshares, Inc.	6,311	212,554
Stock Yards Bancorp, Inc.	4,504	171,828
Tompkins Financial Corp.	1,707	146,597
Towne Bank	8,720	279,912
TriState Capital Holdings, Inc. *	7,060	184,266
Triumph Bancorp, Inc. *	9,529	388,307
Umpqua Holdings Corp.	17,532	396,048
Veritex Holdings, Inc. *	5,988	186,047
Washington Trust Bancorp, Inc.	2,583	150,072
Wintrust Financial Corp.	3,660	318,603

		10,742,498

Beverages - 0.4%
Castle Brands, Inc. *	58,479	69,590
Craft Brew Alliance, Inc. *	13,506	278,899
MGP Ingredients, Inc. (a)	10,225	908,082
National Beverage Corp. *	3,914	418,407

		1,674,978

Biotechnology - 12.5%
Abeona Therapeutics, Inc. *(a)	29,933	478,928
Acceleron Pharma, Inc. *	11,155	541,241
Acorda Therapeutics, Inc. *	8,096	232,355
Adamas Pharmaceuticals, Inc. *(a)	14,009	361,852
Adverum Biotechnologies, Inc. *	31,216	165,445
Aeglea BioTherapeutics, Inc. *	16,183	171,216
Aimmune Therapeutics, Inc. *	14,223	382,456
Amicus Therapeutics, Inc. *	61,436	959,630
AnaptysBio, Inc. *	8,988	638,508
Arbutus Biopharma Corp. (Canada) *	19,222	140,321
Arena Pharmaceuticals, Inc. *	16,213	706,887
ArQule, Inc. *	110,878	613,155
Array BioPharma, Inc. *	81,902	1,374,316
Arrowhead Pharmaceuticals, Inc. *	69,128	940,141

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 12.5% (continued)
Atara Biotherapeutics, Inc. *	16,393	$602,443
Athersys, Inc. *	94,458	186,082
Audentes Therapeutics, Inc. *	15,141	578,538
AVEO Pharmaceuticals, Inc. *	130,743	295,479
Avid Bioservices, Inc. *	25,915	101,587
Bluebird Bio, Inc. *	8,136	1,276,945
Blueprint Medicines Corp. *	13,253	841,300
CareDx, Inc. *	40,926	500,934
CASI Pharmaceuticals, Inc. *	65,365	537,954
Catalyst Biosciences, Inc. *	19,224	224,344
Catalyst Pharmaceuticals, Inc. *	86,974	271,359
ChemoCentryx, Inc. *	18,847	248,215
Concert Pharmaceuticals, Inc. *	11,763	197,971
CTI BioPharma Corp. *(a)	7,700	38,346
Cytokinetics, Inc. *	15,186	126,044
CytomX Therapeutics, Inc. *	16,047	366,834
Dicerna Pharmaceuticals, Inc. *	36,665	449,146
Dynavax Technologies Corp. *(a)	27,060	412,665
Editas Medicine, Inc. *(a)	14,284	511,796
Emergent BioSolutions, Inc. *	13,991	706,406
Enanta Pharmaceuticals, Inc. *	7,995	926,620
Esperion Therapeutics, Inc. *(a)	9,385	367,798
Exact Sciences Corp. *	16,392	980,078
Fate Therapeutics, Inc. *(a)	40,772	462,354
Fennec Pharmaceuticals, Inc. (Canada) *	13,785	143,915
FibroGen, Inc. *	28,809	1,803,443
G1 Therapeutics, Inc. *	9,170	398,528
Geron Corp. *(a)	72,604	249,032
Global Blood Therapeutics, Inc. *	17,263	780,288
GlycoMimetics, Inc. *	7,660	123,556
GTx, Inc. *	16,159	247,394
Halozyme Therapeutics, Inc. *	44,209	745,806
ImmunoGen, Inc. *	60,638	590,008
Immunomedics, Inc. *	70,411	1,666,628
Insmed, Inc. *	22,749	538,014
Intellia Therapeutics, Inc. *(a)	9,420	257,731
Iovance Biotherapeutics, Inc. *	34,509	441,715
Karyopharm Therapeutics, Inc. *	17,374	295,184
Kindred Biosciences, Inc. *	10,260	109,269
Kura Oncology, Inc. *	16,561	301,410
Ligand Pharmaceuticals, Inc. *	5,687	1,178,176
Loxo Oncology, Inc. *	11,724	2,033,880
Madrigal Pharmaceuticals, Inc. *(a)	10,088	2,821,513
MannKind Corp. *	57,069	108,431
Mirati Therapeutics, Inc. *	19,950	983,535
Myriad Genetics, Inc. *	26,441	988,100
Novavax, Inc. *(a)	160,901	215,607
Ohr Pharmaceutical, Inc. *	7,600	1,490
PDL BioPharma, Inc. *	68,788	160,964
Pieris Pharmaceuticals, Inc. *(a)	62,341	316,069
PolarityTE, Inc. *	9,361	220,358
PTC Therapeutics, Inc. *	20,729	699,189
Puma Biotechnology, Inc. *	13,000	768,950
REGENXBIO, Inc. *	18,134	1,301,115
Retrophin, Inc. *	6,198	168,957

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 12.5% (continued)
Rigel Pharmaceuticals, Inc. *	36,818	$104,195
Sage Therapeutics, Inc. *	5,049	790,320
Sangamo Therapeutics, Inc. *(a)	38,449	545,976
Sarepta Therapeutics, Inc. *	8,558	1,131,196
Savara, Inc. *	14,983	169,608
Sorrento Therapeutics, Inc. *	59,853	430,942
Spark Therapeutics, Inc. *(a)	5,814	481,167
Spectrum Pharmaceuticals, Inc. *	40,379	846,344
Stemline Therapeutics, Inc. *	12,296	197,351
T2 Biosystems, Inc. *	35,903	277,889
TG Therapeutics, Inc. *(a)	31,283	411,371
Verastem, Inc. *	57,442	395,201
Vericel Corp. *	32,614	316,356
Viking Therapeutics, Inc. *	67,252	638,221
Vital Therapies, Inc. *	30,386	208,144
Voyager Therapeutics, Inc. *	16,301	318,522
Xencor, Inc. *	16,163	598,193
XOMA Corp. *	10,539	220,054
Zafgen, Inc. *	13,727	140,427

		47,797,421

Building Products - 1.1%
AAON, Inc.	8,883	295,360
American Woodmark Corp. *	2,145	196,375
Builders FirstSource, Inc. *	40,994	749,780
Gibraltar Industries, Inc. *	3,457	129,638
Griffon Corp.	7,115	126,647
Insteel Industries, Inc.	5,358	178,957
Patrick Industries, Inc. *	8,940	508,239
PGT Innovations, Inc. *	16,718	348,570
Simpson Manufacturing Co., Inc.	7,828	486,823
Trex Co., Inc. *	22,006	1,377,356

		4,397,745

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc., Class A	13,779	415,437
B. Riley Financial, Inc.	12,270	276,688
Diamond Hill Investment Group, Inc.	1,290	250,815
Evercore, Inc., Class A	4,395	463,453
GAIN Capital Holdings, Inc. (a)	24,292	183,405
Hamilton Lane, Inc., Class A	18,176	871,903
Houlihan Lokey, Inc.	22,957	1,175,857
Moelis & Co., Class A	22,631	1,327,308
Piper Jaffray Cos.	3,946	303,250
PJT Partners, Inc., Class A	14,422	769,991
Stifel Financial Corp.	14,970	782,182
Virtu Financial, Inc., Class A	10,696	283,979

		7,104,268

Chemicals - 1.9%
AdvanSix, Inc. *	6,204	227,253
American Vanguard Corp.	9,893	227,044
Chase Corp.	2,633	308,719
Ferro Corp. *	32,237	672,142
GCP Applied Technologies, Inc. *	5,503	159,312
Ingevity Corp. *	14,708	1,189,289
Innophos Holdings, Inc.	3,701	176,168

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 1.9% (continued)
Innospec, Inc.	2,779	$212,733
Intrepid Potash, Inc. *	95,924	393,288
KMG Chemicals, Inc.	8,862	653,838
Koppers Holdings, Inc. *	4,164	159,689
Kraton Corp. *	9,550	440,637
Kronos Worldwide, Inc.	29,746	670,177
PolyOne Corp.	13,170	569,207
Quaker Chemical Corp.	2,384	369,210
Rayonier Advanced Materials, Inc.	16,507	282,105
Trinseo SA	3,139	222,712
Tronox Ltd., Class A	6,301	124,004
Valhi, Inc.	28,316	134,784

		7,192,311

Commercial Services & Supplies - 1.5%
Brady Corp., Class A	8,072	311,176
Brink’s Co. (The)	13,686	1,091,458
Casella Waste Systems, Inc., Class A *	28,374	726,658
Ennis, Inc.	10,681	217,358
Interface, Inc.	14,239	326,785
Kimball International, Inc., Class B	9,927	160,420
McGrath RentCorp	7,611	481,548
Mobile Mini, Inc.	11,662	546,948
MSA Safety, Inc.	5,569	536,517
Multi-Color Corp.	2,315	149,665
Quad/Graphics, Inc.	6,078	126,605
SP Plus Corp. *	4,630	172,236
Tetra Tech, Inc.	3,423	200,246
UniFirst Corp.	685	121,177
US Ecology, Inc.	3,206	204,222
Viad Corp.	8,505	461,396

		5,834,415

Communications Equipment - 0.5%
CalAmp Corp. *	11,907	278,981
Comtech Telecommunications Corp.	12,001	382,592
EMCORE Corp. *	5,428	27,411
Extreme Networks, Inc. *	36,506	290,588
Harmonic, Inc. *	37,222	158,193
Lumentum Holdings, Inc. *	7,220	418,038
Ubiquiti Networks, Inc. *(a)	3,973	336,593

		1,892,396

Construction & Engineering - 0.8%
Aegion Corp. *	6,788	174,791
Ameresco, Inc., Class A *	12,117	145,404
Comfort Systems USA, Inc.	6,501	297,746
EMCOR Group, Inc.	8,739	665,737
Granite Construction, Inc.	3,842	213,846
HC2 Holdings, Inc. *	27,896	163,191
MasTec, Inc. *	6,048	306,936
MYR Group, Inc. *	3,964	140,563
NV5 Global, Inc. *	6,530	452,529
Primoris Services Corp.	5,764	156,954
Sterling Construction Co., Inc. *	23,497	306,166

		3,023,863

INVESTMENTS	SHARES	VALUE ($)
Construction Materials - 0.2%
Summit Materials, Inc., Class A *	20,342	$533,978
US Concrete, Inc. *(a)	2,419	126,997

		660,975

Consumer Finance - 1.2%
Encore Capital Group, Inc. *	4,940	180,804
Enova International, Inc. *	16,676	609,508
EZCORP, Inc., Class A *	23,761	286,320
FirstCash, Inc.	12,098	1,087,005
Green Dot Corp., Class A *	19,403	1,423,986
Nelnet, Inc., Class A	4,465	260,801
Regional Management Corp. *	7,164	250,883
World Acceptance Corp. *	3,717	412,624

		4,511,931

Containers & Packaging - 0.0% (b)
Greif, Inc., Class A	3,271	173,003

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. *	18,688	898,893
American Public Education, Inc. *	6,970	293,437
Cambium Learning Group, Inc. *	17,724	197,623
Career Education Corp. *	35,599	575,636
Carriage Services, Inc.	7,513	184,444
Chegg, Inc. *	49,188	1,366,934
Grand Canyon Education, Inc. *	3,101	346,103
K12, Inc. *	10,436	170,837
Regis Corp. *	8,516	140,855
Sotheby’s *	3,132	170,193
Strayer Education, Inc.	1,973	222,969
Weight Watchers International, Inc. *	26,425	2,671,567

		7,239,491

Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	16,228	301,029
On Deck Capital, Inc. *	15,678	109,746

		410,775

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	2,636	140,762
Intelsat SA *	71,912	1,198,054
Iridium Communications, Inc. *	15,784	254,122
Ooma, Inc. *	8,095	114,544
ORBCOMM, Inc. *	11,895	120,140
Vonage Holdings Corp. *	66,359	855,368

		2,682,990

Electric Utilities - 0.1%
Otter Tail Corp.	3,477	165,505
Spark Energy, Inc., Class A	15,794	153,992

		319,497

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,034	241,028
Energous Corp. *(a)	10,131	150,243
Enphase Energy, Inc. *	98,246	661,196
Plug Power, Inc. *(a)	80,747	163,109
Sunrun, Inc. *(a)	48,622	639,379
TPI Composites, Inc. *	4,072	119,065
Vicor Corp. *	16,487	718,009
Vivint Solar, Inc. *(a)	30,632	151,628

		2,843,657

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	12,390	$194,151
Badger Meter, Inc.	7,765	347,095
Control4 Corp. *	14,007	340,510
CTS Corp.	12,200	439,200
Electro Scientific Industries, Inc. *(a)	23,887	376,698
ePlus, Inc. *	2,245	211,254
FARO Technologies, Inc. *	4,868	264,576
II-VI, Inc. *	9,027	392,223
Insight Enterprises, Inc. *	4,002	195,818
Itron, Inc. *	2,078	124,784
KEMET Corp. *	17,693	427,286
Littelfuse, Inc.	1,987	453,394
Mesa Laboratories, Inc.	1,644	347,016
Methode Electronics, Inc.	4,269	172,041
Novanta, Inc. *	17,619	1,097,664
PAR Technology Corp. *	7,050	124,644
PC Connection, Inc.	4,953	164,440
Rogers Corp. *	5,029	560,532
Systemax, Inc.	20,028	687,561
Vishay Intertechnology, Inc.	5,340	123,888
Vishay Precision Group, Inc. *	6,027	229,930

		7,274,705

Energy Equipment & Services - 1.0%
Bristow Group, Inc. *	12,357	174,357
Exterran Corp. *	7,812	195,613
ION Geophysical Corp. *	18,993	461,530
Mammoth Energy Services, Inc. *(a)	21,925	744,573
Matrix Service Co. *	17,996	330,227
Newpark Resources, Inc. *	21,010	227,959
Noble Corp. plc *	30,194	191,128
Pioneer Energy Services Corp. *	69,939	409,143
Profire Energy, Inc. *	54,895	185,545
ProPetro Holding Corp. *	10,259	160,861
SEACOR Holdings, Inc. *	3,585	205,313
Solaris Oilfield Infrastructure, Inc., Class A *	22,279	318,367
TETRA Technologies, Inc. *	26,574	118,254
Unit Corp. *	4,613	117,908

		3,840,778

Equity Real Estate Investment Trusts (REITs) - 1.0%
Community Healthcare Trust, Inc.	6,453	192,751
EastGroup Properties, Inc.	3,534	337,709
First Industrial Realty Trust, Inc.	5,968	198,973
Innovative Industrial Properties, Inc.	14,376	526,449
Jernigan Capital, Inc.	8,682	165,479
Monmouth Real Estate Investment Corp.	9,260	153,068
National Storage Affiliates Trust	5,807	178,972
NexPoint Residential Trust, Inc.	13,524	384,758
Pebblebrook Hotel Trust (a)	9,022	350,053
Rexford Industrial Realty, Inc.	14,813	464,980
STAG Industrial, Inc.	4,629	126,048

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.0% (continued)
Terreno Realty Corp.	13,239	$498,713
UMH Properties, Inc.	9,125	140,069
Xenia Hotels & Resorts, Inc.	9,678	235,756

		3,953,778

Food & Staples Retailing - 0.3%
Chefs’ Warehouse, Inc. (The) *	7,632	217,512
Performance Food Group Co. *	21,894	803,510

		1,021,022

Food Products - 0.4%
Calavo Growers, Inc. (a)	4,606	442,867
Cal-Maine Foods, Inc. *	2,391	109,627
Darling Ingredients, Inc. *	9,800	194,824
Freshpet, Inc. *	16,338	448,478
John B Sanfilippo & Son, Inc.	2,196	163,492

		1,359,288

Gas Utilities - 0.0% (b)
Chesapeake Utilities Corp.	2,140	171,093

Health Care Equipment & Supplies - 6.1%
Anika Therapeutics, Inc. *	3,754	120,128
Antares Pharma, Inc. *	57,609	148,631
AtriCure, Inc. *	7,251	196,140
Atrion Corp.	378	226,573
AxoGen, Inc. *	21,111	1,060,828
Cantel Medical Corp.	3,384	332,850
Cerus Corp. *	64,395	429,515
CONMED Corp.	5,283	386,716
CryoLife, Inc. *	13,209	367,871
CryoPort, Inc. *	34,230	540,149
Cutera, Inc. *	13,815	556,744
CytoSorbents Corp. *	27,542	313,979
Globus Medical, Inc., Class A *	29,863	1,506,887
Haemonetics Corp. *	16,386	1,469,496
Halyard Health, Inc. *	10,743	615,037
Heska Corp. *	1,221	126,728
ICU Medical, Inc. *	1,362	399,951
Inogen, Inc. *	9,692	1,805,910
Insulet Corp. *	5,737	491,661
Integer Holdings Corp. *	10,594	684,902
IntriCon Corp. *	13,434	541,390
Invacare Corp.	7,214	134,180
iRhythm Technologies, Inc. *	7,310	593,060
K2M Group Holdings, Inc. *	5,719	128,677
Lantheus Holdings, Inc. *	13,899	202,230
LeMaitre Vascular, Inc.	12,450	416,826
LivaNova plc *	13,835	1,381,010
Merit Medical Systems, Inc. *	19,266	986,419
Neogen Corp. *	6,206	497,659
Nevro Corp. *	1,634	130,475
Novocure Ltd. *	38,156	1,194,283
Nuvectra Corp. *	9,786	200,907
OraSure Technologies, Inc. *	14,189	233,693
Orthofix International NV *	4,178	237,394
Penumbra, Inc. *	2,853	394,142
Pulse Biosciences, Inc. *(a)	7,941	120,227

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 6.1% (continued)
Quidel Corp. *	14,619	$972,164
Senseonics Holdings, Inc. *	87,570	359,913
Sientra, Inc. *	11,966	233,457
STAAR Surgical Co. *	22,651	702,181
Surmodics, Inc. *	5,155	284,556
Tactile Systems Technology, Inc. *(a)	9,918	515,736
Tandem Diabetes Care, Inc. *	5,010	110,320
TransEnterix, Inc. *	193,867	845,260
ViewRay, Inc. *(a)	19,791	136,954

		23,333,809

Health Care Providers & Services - 3.1%
Addus HomeCare Corp. *	7,028	402,353
Amedisys, Inc. *	3,435	293,555
AMN Healthcare Services, Inc. *	10,686	626,200
BioTelemetry, Inc. *	3,004	135,180
Chemed Corp.	1,863	599,532
CorVel Corp. *	5,062	273,348
Cross Country Healthcare, Inc. *	14,589	164,126
Diplomat Pharmacy, Inc. *	18,743	479,071
Encompass Health Corp.	6,447	436,591
Ensign Group, Inc. (The)	13,764	493,026
HealthEquity, Inc. *	16,581	1,245,233
Kindred Healthcare, Inc. *	19,921	179,289
LHC Group, Inc. *	6,756	578,246
Magellan Health, Inc. *	5,586	535,977
MedCath Corp. (3)*(c)	10,300	—
Molina Healthcare, Inc. *	8,457	828,279
National HealthCare Corp.	1,886	132,737
Providence Service Corp. (The) *	4,751	373,191
Quorum Health Corp. *	25,847	129,235
R1 RCM, Inc. *	56,946	494,291
RadNet, Inc. *	26,958	404,370
Select Medical Holdings Corp. *	40,764	739,867
Tenet Healthcare Corp. *	33,600	1,127,952
Tivity Health, Inc. *	17,820	627,264
Triple-S Management Corp., Class B *	9,056	353,727
US Physical Therapy, Inc.	3,234	310,464

		11,963,104

Health Care Technology - 0.8%
Medidata Solutions, Inc. *	1,842	148,392
Omnicell, Inc. *	4,899	256,953
Quality Systems, Inc. *	12,397	241,741
Tabula Rasa HealthCare, Inc. *	13,133	838,279
Teladoc, Inc. *(a)	24,575	1,426,579
Vocera Communications, Inc. *	6,862	205,105

		3,117,049

Hotels, Restaurants & Leisure - 4.0%
Bloomin’ Brands, Inc.	16,037	322,344
Boyd Gaming Corp.	39,000	1,351,740
Carrols Restaurant Group, Inc. *	11,164	165,785
Churchill Downs, Inc.	3,656	1,084,004
Del Taco Restaurants, Inc. *	12,276	174,074
Denny’s Corp. *	16,550	263,641
Dine Brands Global, Inc.	5,652	422,770
Drive Shack, Inc. *	36,066	278,430

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 4.0% (continued)
Eldorado Resorts, Inc. *(a)	33,436	$1,307,348
Golden Entertainment, Inc. *(a)	14,586	393,676
International Speedway Corp., Class A	3,567	159,445
Marriott Vacations Worldwide Corp.	4,041	456,471
Monarch Casino & Resort, Inc. *	7,349	323,723
Noodles & Co. *	24,546	301,916
Penn National Gaming, Inc. *	33,709	1,132,285
Planet Fitness, Inc., Class A *	38,028	1,670,950
RCI Hospitality Holdings, Inc.	11,399	360,778
Red Lion Hotels Corp. *	10,911	127,113
Red Rock Resorts, Inc., Class A	29,251	979,909
Ruth’s Hospitality Group, Inc.	9,641	270,430
Scientific Games Corp. *	33,081	1,625,931
Shake Shack, Inc., Class A *	3,959	262,007
Texas Roadhouse, Inc.	17,304	1,133,585
Town Sports International Holdings, Inc. *	16,250	236,438
Wingstop, Inc.	11,668	608,136

		15,412,929

Household Durables - 1.5%
Bassett Furniture Industries, Inc.	10,525	289,964
Beazer Homes USA, Inc. *	10,944	161,424
Cavco Industries, Inc. *	2,640	548,196
Century Communities, Inc. *	3,662	115,536
Hooker Furniture Corp.	4,478	210,018
Installed Building Products, Inc. *	5,811	328,612
KB Home	33,288	906,765
LGI Homes, Inc. *(a)	10,455	603,567
Meritage Homes Corp. *	3,247	142,706
TopBuild Corp. *	15,669	1,227,510
TRI Pointe Group, Inc. *	38,529	630,334
William Lyon Homes, Class A *	8,016	185,971
ZAGG, Inc. *	17,070	295,311

		5,645,914

Household Products - 0.2%
Central Garden & Pet Co., Class A *	17,448	706,120

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	338,552

Insurance - 2.5%
American Equity Investment Life Holding Co.	21,730	782,280
AMERISAFE, Inc.	3,029	174,925
CNO Financial Group, Inc.	18,933	360,484
eHealth, Inc. *	9,742	215,298
Employers Holdings, Inc.	2,918	117,304
Enstar Group Ltd. *	725	150,293
FBL Financial Group, Inc., Class A	6,161	485,179
HCI Group, Inc. (a)	2,803	116,521
Health Insurance Innovations, Inc., Class A *(a)	14,312	462,993
Heritage Insurance Holdings, Inc. (a)	11,635	193,955
Horace Mann Educators Corp.	3,809	169,881

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 2.5% (continued)
James River Group Holdings Ltd.	4,897	$192,403
Kemper Corp.	16,295	1,232,717
Kinsale Capital Group, Inc.	4,482	245,883
National Western Life Group, Inc., Class A	528	162,233
Navigators Group, Inc. (The)	3,083	175,731
Primerica, Inc.	16,110	1,604,556
Safety Insurance Group, Inc.	1,836	156,794
Selective Insurance Group, Inc.	12,577	691,735
Third Point Reinsurance Ltd. *	13,375	167,188
Trupanion, Inc. *(a)	20,746	800,796
United Fire Group, Inc.	5,138	280,072
United Insurance Holdings Corp.	8,652	169,406
Universal Insurance Holdings, Inc.	8,270	290,277

		9,398,904

Internet & Direct Marketing Retail - 0.6%
Gaia, Inc. *	9,747	197,377
Groupon, Inc. *	68,042	292,581
Overstock.com, Inc. *	13,175	443,339
PetMed Express, Inc. (a)	12,344	543,753
Shutterfly, Inc. *	10,443	940,183

		2,417,233

Internet Software & Services - 6.8%
2U, Inc. *	6,473	540,884
Alteryx, Inc., Class A *	17,788	678,790
Appfolio, Inc., Class A *	19,111	1,168,638
Apptio, Inc., Class A *	19,391	701,954
Blucora, Inc. *	27,073	1,001,701
Box, Inc., Class A *	4,811	120,227
Brightcove, Inc. *	14,222	137,242
Carbonite, Inc. *	14,510	506,399
Care.com, Inc. *	12,036	251,312
Cimpress NV (Netherlands) *	8,885	1,287,970
Coupa Software, Inc. *	17,171	1,068,723
eGain Corp. *	28,120	424,612
Envestnet, Inc. *	13,554	744,792
Etsy, Inc. *	49,254	2,078,026
Five9, Inc. *	28,814	996,100
GrubHub, Inc. *(a)	17,115	1,795,535
GTT Communications, Inc. *	15,960	718,200
Hortonworks, Inc. *	31,896	581,145
Instructure, Inc. *	13,215	562,298
Internap Corp. *	15,241	158,811
Limelight Networks, Inc. *	69,674	311,443
LivePerson, Inc. *	31,411	662,772
MINDBODY, Inc., Class A *	14,955	577,263
New Relic, Inc. *	20,505	2,062,598
Nutanix, Inc., Class A *	24,702	1,273,882
Q2 Holdings, Inc. *	8,273	471,975
QuinStreet, Inc. *	43,077	547,078
Quotient Technology, Inc. *	10,253	134,314
Remark Holdings, Inc. *	44,517	174,061
ShotSpotter, Inc. *	4,454	168,940
Stamps.com, Inc. *	6,465	1,635,968
TechTarget, Inc. *	20,064	569,818

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 6.8% (continued)
Trade Desk, Inc. (The), Class A *	11,573	$1,085,547
Travelzoo *	6,427	109,902
Tucows, Inc., Class A *(a)	2,229	135,189
Veritone, Inc. *	6,408	107,783
XO Group, Inc. *	10,787	345,184
Yelp, Inc. *	8,388	328,642

		26,225,718

IT Services - 1.2%
CACI International, Inc., Class A *	4,823	812,917
CSG Systems International, Inc.	3,860	157,758
EPAM Systems, Inc. *	3,439	427,571
Everi Holdings, Inc. *	47,703	343,461
ExlService Holdings, Inc. *	3,131	177,246
Hackett Group, Inc. (The)	15,924	255,899
ManTech International Corp., Class A	10,283	551,580
MAXIMUS, Inc.	2,537	157,573
Perficient, Inc. *	7,395	195,006
Syntel, Inc. *	25,833	828,981
Travelport Worldwide Ltd.	6,217	115,263
TTEC Holdings, Inc.	6,525	225,439
Virtusa Corp. *	9,754	474,825

		4,723,519

Leisure Products - 0.5%
Acushnet Holdings Corp.	5,872	143,629
Callaway Golf Co.	27,445	520,632
Johnson Outdoors, Inc., Class A	5,571	470,916
Malibu Boats, Inc., Class A *	12,549	526,305
MCBC Holdings, Inc. *	11,366	329,046

		1,990,528

Life Sciences Tools & Services - 0.4%
Codexis, Inc. *	47,723	687,211
Enzo Biochem, Inc. *	22,452	116,526
NeoGenomics, Inc. *	10,182	133,486
PRA Health Sciences, Inc. *	6,251	583,593

		1,520,816

Machinery - 4.3%
Alamo Group, Inc.	4,338	391,982
Albany International Corp., Class A	6,350	381,952
Altra Industrial Motion Corp.	3,847	165,806
Astec Industries, Inc.	2,885	172,523
Barnes Group, Inc.	11,201	659,739
Chart Industries, Inc. *	9,853	607,733
Columbus McKinnon Corp.	10,083	437,199
Commercial Vehicle Group, Inc. *	22,354	164,078
DMC Global, Inc.	11,504	516,529
Douglas Dynamics, Inc.	9,186	440,928
EnPro Industries, Inc.	2,393	167,390
ESCO Technologies, Inc.	2,964	171,023
Federal Signal Corp.	13,957	325,058
Franklin Electric Co., Inc.	3,130	141,163
Global Brass & Copper Holdings, Inc.	4,697	147,251
Greenbrier Cos., Inc. (The)	2,396	126,389
Harsco Corp. *	35,429	782,981
Hillenbrand, Inc.	10,768	507,711
John Bean Technologies Corp.	8,726	775,741

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 4.3% (continued)
Kadant, Inc.	5,078	$488,250
Lydall, Inc. *	4,278	186,735
Manitowoc Co., Inc. (The) *	14,088	364,316
Meritor, Inc. *	32,900	676,753
Mueller Water Products, Inc., Class A	13,903	162,943
Navistar International Corp. *	32,451	1,321,405
NN, Inc.	9,792	185,069
Proto Labs, Inc. *	9,781	1,163,450
RBC Bearings, Inc. *	5,815	749,030
Rexnord Corp. *	20,316	590,383
Spartan Motors, Inc.	25,080	378,708
SPX Corp. *	28,258	990,443
SPX FLOW, Inc. *	9,378	410,475
Standex International Corp.	1,932	197,450
Sun Hydraulics Corp.	8,500	409,615
Tennant Co.	2,238	176,802
Titan International, Inc.	18,315	196,520
TriMas Corp. *	4,367	128,390
Watts Water Technologies, Inc., Class A	3,399	266,482
Woodward, Inc.	4,050	311,283

		16,437,678

Marine - 0.1%
Genco Shipping & Trading Ltd. *	7,451	115,491
Safe Bulkers, Inc. (Greece) *	55,946	190,216
Scorpio Bulkers, Inc.	17,942	127,388

		433,095

Media - 1.3%
Entravision Communications Corp., Class A	32,308	161,540
Gannett Co., Inc. (a)	31,650	338,655
Liberty Media Corp.-Liberty Braves, Class C *	6,881	177,942
Marcus Corp. (The)	6,900	224,250
New Media Investment Group, Inc.	8,166	150,908
New York Times Co. (The), Class A	55,843	1,446,334
World Wrestling Entertainment, Inc., Class A (a)	32,734	2,383,690

		4,883,319

Metals & Mining - 1.1%
Allegheny Technologies, Inc. *	40,839	1,025,876
Carpenter Technology Corp.	12,568	660,700
Century Aluminum Co. *	22,130	348,547
Commercial Metals Co.	11,918	251,589
Kaiser Aluminum Corp.	3,443	358,451
Materion Corp.	5,966	323,059
Schnitzer Steel Industries, Inc., Class A	10,401	350,514
SunCoke Energy, Inc. *	10,996	147,346
TimkenSteel Corp. *	7,694	125,797
Warrior Met Coal, Inc.	23,743	654,594
Worthington Industries, Inc.	2,808	117,852

		4,364,325

INVESTMENTS	SHARES	VALUE ($)
Multiline Retail - 0.7%
Dillard’s, Inc., Class A (a)	7,609	$719,050
Ollie’s Bargain Outlet Holdings, Inc. *	25,610	1,856,725

		2,575,775

Multi-Utilities - 0.0% (b)
Unitil Corp.	2,791	142,453

Oil, Gas & Consumable Fuels - 3.2%
Abraxas Petroleum Corp. *	70,384	203,410
Amyris, Inc. *	18,291	116,879
Approach Resources, Inc. *(a)	65,375	159,515
Arch Coal, Inc., Class A	4,596	360,464
California Resources Corp. *(a)	27,761	1,261,460
Carrizo Oil & Gas, Inc. *	4,085	113,767
CVR Energy, Inc. (a)	30,848	1,141,068
Delek US Holdings, Inc.	28,866	1,448,207
Denbury Resources, Inc. *	207,931	1,000,148
GasLog Ltd. (Monaco)	13,038	249,026
Golar LNG Ltd.	6,897	203,186
HighPoint Resources Corp. *	84,522	513,894
Matador Resources Co. *	7,934	238,417
NACCO Industries, Inc., Class A	381	12,859
Northern Oil and Gas, Inc. *	53,479	168,459
Oasis Petroleum, Inc. *	17,943	232,721
PDC Energy, Inc. *	1,840	111,228
Peabody Energy Corp.	31,534	1,434,166
Penn Virginia Corp. *	2,817	239,135
Renewable Energy Group, Inc. *	10,705	191,084
REX American Resources Corp. *	2,433	197,000
Ring Energy, Inc. *	15,968	201,516
SRC Energy, Inc. *	38,067	419,498
Uranium Energy Corp. *(a)	74,930	120,637
W&T Offshore, Inc. *	91,471	654,018
WildHorse Resource Development Corp. *	44,722	1,134,150
Zion Oil & Gas, Inc. *	51,150	207,413

		12,333,325

Paper & Forest Products - 0.4%
Boise Cascade Co.	9,843	439,982
Louisiana-Pacific Corp.	17,534	477,276
Neenah, Inc.	1,864	158,160
Verso Corp., Class A *	27,185	591,546

		1,666,964

Personal Products - 0.6%
Inter Parfums, Inc.	6,008	321,428
Medifast, Inc.	6,319	1,012,051
USANA Health Sciences, Inc. *	8,382	966,445

		2,299,924

Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. *	2,281	154,082
Amphastar Pharmaceuticals, Inc. *	11,332	172,926
Ampio Pharmaceuticals, Inc. *	51,857	114,085
Assembly Biosciences, Inc. *	12,363	484,753
Catalent, Inc. *	8,722	365,365
Clearside Biomedical, Inc. *	11,157	119,268
Collegium Pharmaceutical, Inc. *(a)	21,112	503,521
Corcept Therapeutics, Inc. *(a)	46,202	726,295

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 2.6% (continued)
Corium International, Inc. *	29,669	$237,649
Cymabay Therapeutics, Inc. *	34,793	466,922
Durect Corp. *	70,733	110,343
Endocyte, Inc. *	46,527	642,073
Horizon Pharma plc *	15,850	262,476
Innoviva, Inc. *	12,995	179,331
Intersect ENT, Inc. *	15,317	573,622
Intra-Cellular Therapies, Inc. *	22,435	396,426
Marinus Pharmaceuticals, Inc. *	57,454	406,200
MyoKardia, Inc. *	16,954	841,766
Phibro Animal Health Corp., Class A	13,491	621,261
Reata Pharmaceuticals, Inc., Class A *	6,192	216,534
Revance Therapeutics, Inc. *	12,405	340,517
Supernus Pharmaceuticals, Inc. *	13,373	800,374
TherapeuticsMD, Inc. *(a)	18,386	114,729
WaVe Life Sciences Ltd. *(a)	9,495	363,184
Zogenix, Inc. *	17,389	768,594

		9,982,296

Professional Services - 2.2%
ASGN, Inc. *	15,073	1,178,558
Barrett Business Services, Inc.	2,777	268,175
CBIZ, Inc. *	11,492	264,316
CRA International, Inc.	8,044	409,359
Exponent, Inc.	11,978	578,538
FTI Consulting, Inc. *	6,153	372,134
Heidrick & Struggles International, Inc.	6,742	235,970
ICF International, Inc.	4,227	300,328
Insperity, Inc.	14,527	1,383,697
Kelly Services, Inc., Class A	11,443	256,895
Kforce, Inc.	6,514	223,430
Korn/Ferry International	19,470	1,205,777
Mistras Group, Inc. *	8,171	154,269
Navigant Consulting, Inc. *	6,717	148,714
TriNet Group, Inc. *	23,494	1,314,254
Willdan Group, Inc. *	5,298	164,079

		8,458,493

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	11,759	403,922
Marcus & Millichap, Inc. *	5,385	210,069
Maui Land & Pineapple Co., Inc. *	3,920	43,904
RMR Group, Inc. (The), Class A	8,581	673,179

		1,331,074

Road & Rail - 1.3%
ArcBest Corp.	8,601	393,065
Avis Budget Group, Inc. *	15,641	508,332
Covenant Transportation Group, Inc., Class A *	8,072	254,268
Hertz Global Holdings, Inc. *	22,400	343,616
Knight-Swift Transportation Holdings, Inc.	26,994	1,031,441
Marten Transport Ltd.	14,702	344,762
Saia, Inc. *	13,454	1,087,756
USA Truck, Inc. *	10,206	239,535
Werner Enterprises, Inc.	23,574	885,204

		5,087,979

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 2.2%
Adesto Technologies Corp. *	15,793	$132,661
Alpha & Omega Semiconductor Ltd. *	14,897	212,133
Axcelis Technologies, Inc. *	13,501	267,320
AXT, Inc. *	29,397	207,249
Brooks Automation, Inc.	3,766	122,847
Cabot Microelectronics Corp.	7,508	807,560
CEVA, Inc. *	4,800	144,960
Cohu, Inc.	5,184	127,060
Cree, Inc. *	25,514	1,060,617
Diodes, Inc. *	8,433	290,686
Entegris, Inc.	46,257	1,568,112
MKS Instruments, Inc.	8,144	779,381
Monolithic Power Systems, Inc.	3,581	478,672
Photronics, Inc. *	17,287	137,864
Rudolph Technologies, Inc. *	3,794	112,302
Semtech Corp. *	2,711	127,553
Silicon Laboratories, Inc. *	12,015	1,196,694
SMART Global Holdings, Inc. *	13,877	442,260
Ultra Clean Holdings, Inc. *	7,624	126,558

		8,342,489

Software - 4.2%
8x8, Inc. *	14,826	297,261
Aspen Technology, Inc. *	4,595	426,140
Blackbaud, Inc.	15,748	1,613,383
Blackline, Inc. *	2,794	121,343
Bottomline Technologies de, Inc. *	11,035	549,874
Digimarc Corp. *(a)	4,547	121,860
Ebix, Inc. (a)	8,103	617,854
Everbridge, Inc. *	9,485	449,779
Fair Isaac Corp. *	2,316	447,729
Glu Mobile, Inc. *	73,889	473,628
HubSpot, Inc. *	12,559	1,574,899
Mitek Systems, Inc. *	27,452	244,323
MobileIron, Inc. *	34,224	152,297
Model N, Inc. *	7,529	140,039
Paycom Software, Inc. *	8,172	807,639
Paylocity Holding Corp. *	13,203	777,129
Pegasystems, Inc.	4,530	248,244
Progress Software Corp.	12,969	503,457
Proofpoint, Inc. *	6,161	710,425
PROS Holdings, Inc. *	9,268	338,931
Qualys, Inc. *	14,348	1,209,536
Rapid7, Inc. *	16,873	476,156
RealPage, Inc. *	8,582	472,868
RingCentral, Inc., Class A *	7,835	551,192
Upland Software, Inc. *	17,368	596,938
Varonis Systems, Inc. *	11,227	836,411
Workiva, Inc. *	12,211	297,948
Zendesk, Inc. *	13,808	752,398
Zix Corp. *	34,017	183,352

		15,993,033

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 4.2%
Aaron’s, Inc.	18,927	$822,378
Abercrombie & Fitch Co., Class A	35,958	880,252
American Eagle Outfitters, Inc.	55,410	1,288,283
America’s Car-Mart, Inc. *	1,783	110,368
Ascena Retail Group, Inc. *	39,594	157,782
At Home Group, Inc. *	24,319	952,089
Boot Barn Holdings, Inc. *	26,901	558,196
Buckle, Inc. (The) (a)	15,515	417,353
Caleres, Inc.	7,846	269,824
Carvana Co. *	65,126	2,709,242
Cato Corp. (The), Class A	4,403	108,402
Children’s Place, Inc. (The)	3,589	433,551
Citi Trends, Inc.	7,878	216,172
Conn’s, Inc. *(a)	18,389	606,837
Container Store Group, Inc. (The) *	13,282	111,702
DSW, Inc., Class A	14,653	378,340
Five Below, Inc. *	18,941	1,850,725
Guess?, Inc.	38,856	831,518
Haverty Furniture Cos., Inc.	6,653	143,705
New York & Co., Inc. *	29,909	153,134
RH *(a)	10,397	1,452,461
Shoe Carnival, Inc.	8,029	260,541
Sleep Number Corp. *	4,065	117,966
Tailored Brands, Inc.	24,553	626,593
Tilly’s, Inc., Class A	29,207	442,486
Zumiez, Inc. *	15,186	380,409

		16,280,309

Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc., Class A *	39,066	932,896
USA Technologies, Inc. *	35,119	491,666

		1,424,562

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	2,712	248,067
Crocs, Inc. *	38,424	676,647
Culp, Inc.	5,833	143,200
Deckers Outdoor Corp. *	12,133	1,369,694
Fossil Group, Inc. *	11,657	313,224
G-III Apparel Group Ltd. *	16,556	735,086
Movado Group, Inc.	9,872	476,818
Oxford Industries, Inc.	4,517	374,821
Perry Ellis International, Inc. *	7,211	195,923
Rocky Brands, Inc.	9,865	295,950
Steven Madden Ltd.	5,581	296,351
Unifi, Inc. *	5,876	186,269
Vera Bradley, Inc. *	20,099	282,190
Wolverine World Wide, Inc.	24,085	837,435

		6,431,675

Thrifts & Mortgage Finance - 1.6%
Beneficial Bancorp, Inc.	9,339	151,292
BofI Holding, Inc. *(a)	15,530	635,332
Essent Group Ltd. *	3,189	114,230
Federal Agricultural Mortgage Corp., Class C	6,143	549,676
First Defiance Financial Corp.	3,000	201,180

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 1.6% (continued)
Flagstar Bancorp, Inc. *	10,097	$345,923
LendingTree, Inc. *(a)	4,037	863,111
Meridian Bancorp, Inc.	12,356	236,617
Meta Financial Group, Inc.	1,853	180,482
MGIC Investment Corp. *	59,043	632,941
NMI Holdings, Inc., Class A *	31,611	515,259
Northfield Bancorp, Inc.	9,328	155,031
Ocwen Financial Corp. *	26,148	103,546
PennyMac Financial Services, Inc., Class A *	13,345	262,229
Walker & Dunlop, Inc.	12,133	675,202
Waterstone Financial, Inc.	21,385	364,614
WSFS Financial Corp.	4,702	250,617

		6,237,282

Tobacco - 0.2%
22nd Century Group, Inc. *	79,564	195,727
Alliance One International, Inc. *	12,268	194,448
Turning Point Brands, Inc.	6,107	194,813

		584,988

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	6,263	439,349
BlueLinx Holdings, Inc. *	9,699	364,003
CAI International, Inc. *	9,607	223,267
DXP Enterprises, Inc. *	4,561	174,230
GATX Corp.	2,715	201,534
H&E Equipment Services, Inc.	12,691	477,309
Herc Holdings, Inc. *	6,697	377,309
Kaman Corp.	2,836	197,641
Rush Enterprises, Inc., Class A *	10,320	447,682
SiteOne Landscape Supply, Inc. *	15,010	1,260,390
Textainer Group Holdings Ltd. *	11,721	186,364
Titan Machinery, Inc. *	10,563	164,255
Triton International Ltd.	7,143	219,004

		4,732,337

Water Utilities - 0.1%
American States Water Co.	6,678	381,715
Middlesex Water Co.	2,990	126,088

		507,803

Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. *	25,784	582,461
NII Holdings, Inc. *	99,476	387,956
Shenandoah Telecommunications Co.	12,109	395,964

		1,366,381

TOTAL COMMON STOCKS (Cost $278,749,215)		374,271,666

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
WARRANTS - 0.0%

Diversified Consumer Services - 0.0% (b)
Education Management Corp., expiring 1/5/2022 (3)*(c)
(Cost $—)	6,600	—

	SHARES
SHORT-TERM INVESTMENTS - 2.2%

Investment Companies - 2.2%
Limited Purpose Cash Investment Fund, 1.85% (2)(d)
(Cost $8,453,185)	8,454,619	8,454,619

SECURITIES LENDING COLLATERAL - 7.7%

Investment Companies - 7.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(d)(e)	4,620,816	4,620,816
Limited Purpose Cash Investment Fund 1.85% (2)(d)(e)	25,102,130	25,102,130

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,722,946)		29,722,946

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.4% (Cost $316,925,346)		412,449,231

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)% (f)		(28,476,934)

NET ASSETS - 100.0%		$383,972,297

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$65,693,807	17.1%
Consumer Staples	7,646,321	2.0
Energy	16,174,103	4.2
Financials	38,405,658	10.0
Health Care	97,714,495	25.4
Industrials	58,228,214	15.2
Information Technology	65,876,422	17.2
Materials	14,057,578	3.7
Real Estate	5,284,852	1.4
Telecommunication Services	4,049,371	1.0
Utilities	1,140,845	0.3
Short-Term Investments	8,454,619	2.2
Securities Lending Collateral	29,722,946	7.7

Total Investments In Securities At Value	412,449,231	107.4
Liabilities in Excess of Other Assets (f)	(28,476,934)	(7.4)

Net Assets	$383,972,297	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $28,887,378.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR  -  Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	93	9/2018	USD	$7,660,875	$(133,457)

					$(133,457)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$442,566	$442,566

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%

Australia - 6.1%
AGL Energy Ltd.	23,781	$395,687
Alumina Ltd.	493,507	1,021,256
Amcor Ltd.	11,613	123,733
Aristocrat Leisure Ltd.	68,194	1,557,372
ASX Ltd.	7,120	339,394
AusNet Services	141,964	168,611
BHP Billiton plc	110,246	2,474,189
BlueScope Steel Ltd.	54,014	689,358
Boral Ltd.	33,886	163,484
Caltex Australia Ltd.	14,322	344,670
Challenger Ltd.	16,050	140,458
CIMIC Group Ltd.	16,147	504,760
Cochlear Ltd.	5,359	793,409
Computershare Ltd.	44,612	607,725
CSL Ltd.	28,264	4,023,186
Flight Centre Travel Group Ltd.	12,010	565,359
Goodman Group, REIT	82,707	589,604
Incitec Pivot Ltd.	54,550	146,357
Insurance Australia Group Ltd.	99,608	628,397
Macquarie Group Ltd.	22,135	2,017,301
Medibank Pvt Ltd.	92,539	199,813
Mirvac Group, REIT	109,763	176,171
Orica Ltd.	12,346	162,084
Origin Energy Ltd. *	197,617	1,465,755
REA Group Ltd.	6,326	424,544
Rio Tinto plc	68,142	3,755,885
Santos Ltd. *	77,293	357,994
SEEK Ltd.	8,938	144,037
South32 Ltd.	329,141	878,913
Treasury Wine Estates Ltd.	92,617	1,189,946

		26,049,452

Austria - 0.8%
ANDRITZ AG	6,457	342,230
Erste Group Bank AG *	11,724	488,772
OMV AG	29,529	1,670,095
Raiffeisen Bank International AG	25,321	775,818
voestalpine AG	5,354	246,193

		3,523,108

Belgium - 0.6%
Ageas	18,084	910,404
Groupe Bruxelles Lambert SA	2,194	230,809
Solvay SA	983	123,798
Umicore SA	23,269	1,328,367

		2,593,378

Canada - 7.0%
BlackBerry Ltd. (1)*	51,022	492,115
Bombardier, Inc., Class B (1)*	334,482	1,323,019
Brookfield Asset Management, Inc., Class A (1)	6,314	256,133
CAE, Inc. (1)	14,993	311,458
Canadian Imperial Bank of Commerce (1)	9,963	866,671
Canadian Natural Resources Ltd. (1)	46,890	1,692,413
Canadian Pacific Railway Ltd. (1)	4,448	815,131
Canadian Tire Corp. Ltd., Class A (1)	2,842	370,964

INVESTMENTS	SHARES	VALUE ($)
Canada - 7.0% (continued)
CCL Industries, Inc., Class B (1)	6,024	$295,323
Cenovus Energy, Inc. (1)	36,708	381,139
CGI Group, Inc., Class A (1)*	7,025	445,178
Constellation Software, Inc. (1)	1,751	1,357,952
Dollarama, Inc. (1)	40,695	1,577,467
Empire Co. Ltd., Class A (1)	20,951	420,566
Encana Corp. (1)	34,967	456,687
Fairfax Financial Holdings Ltd. (1)	392	219,656
Finning International, Inc. (1)	12,242	302,174
Fortis, Inc. (1)	5,586	178,545
Franco-Nevada Corp. (1)	2,004	146,262
International Petroleum Corp. *	14,226	94,963
Magna International, Inc. (1)	25,862	1,504,133
Manulife Financial Corp. (1)	16,003	287,522
Methanex Corp. (1)	7,434	525,664
National Bank of Canada (1)	13,986	671,507
Nutrien Ltd. (1)	15,187	826,208
Onex Corp. (1)	2,666	195,674
Restaurant Brands International, Inc. (1)	11,434	689,702
Rogers Communications, Inc., Class B (1)	16,748	795,455
Shopify, Inc., Class A (1)*	13,857	2,020,709
Sun Life Financial, Inc. (1)	14,125	567,622
Suncor Energy, Inc. (1)	78,594	3,198,402
Teck Resources Ltd., Class B (1)	29,170	743,090
Toronto-Dominion Bank (The) (1)	90,739	5,251,838
West Fraser Timber Co. Ltd. (1)	10,381	714,545
WSP Global, Inc. (1)	5,232	275,479

		30,271,366

Chile - 0.1%
Antofagasta plc	22,791	296,105

China - 0.3%
BOC Hong Kong Holdings Ltd.	222,500	1,045,736
Minth Group Ltd.	62,000	262,242
Yangzijiang Shipbuilding Holdings Ltd.	182,400	120,725

		1,428,703

Denmark - 2.0%
Carlsberg A/S, Class B	5,330	627,120
Chr Hansen Holding A/S	8,207	755,544
DSV A/S	21,347	1,718,470
H Lundbeck A/S	4,336	303,895
Novo Nordisk A/S, Class B	55,513	2,564,177
Novozymes A/S, Class B	5,348	270,492
Orsted A/S (a)	24,922	1,505,816
Tryg A/S	15,092	353,431
William Demant Holding A/S*	8,808	353,483

		8,452,428

Finland - 1.1%
Fortum OYJ	46,205	1,100,563
Neste OYJ	7,808	610,889
Stora Enso OYJ, Class R	60,118	1,171,216
UPM-Kymmene OYJ	44,342	1,578,802
Wartsila OYJ Abp	9,217	180,439

		4,641,909

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 9.0%
Accor SA	3,636	$178,077
Aeroports de Paris	624	140,956
Air Liquide SA	3,179	398,472
Airbus SE	33,677	3,929,931
AXA SA	23,258	568,281
BNP Paribas SA	23,937	1,480,670
Bouygues SA	5,122	220,082
Capgemini SE	10,168	1,362,613
Cie Generale des Etablissements Michelin SCA	4,645	561,943
CNP Assurances	10,550	239,691
Credit Agricole SA	107,130	1,421,886
Danone SA	2,756	201,222
Dassault Systemes SE	13,270	1,857,052
Edenred	7,656	241,828
Electricite de France SA	28,185	386,751
Essilor International Cie Generale d’Optique SA	4,465	629,548
Faurecia SA	2,551	181,341
Hermes International	2,446	1,494,150
Ipsen SA	4,868	761,399
Kering SA	5,908	3,327,976
Legrand SA	2,988	218,862
L’Oreal SA	1,727	425,752
LVMH Moet Hennessy Louis Vuitton SE	16,345	5,426,850
Natixis SA	69,229	489,834
Orange SA	33,131	553,028
Pernod Ricard SA	4,394	717,122
Peugeot SA	17,342	395,142
Safran SA	10,025	1,214,077
Sanofi	1,956	156,988
Schneider Electric SE	10,401	865,017
SCOR SE	9,686	358,199
SEB SA	1,036	180,747
Societe Generale SA	7,263	305,263
Sodexo SA	3,300	329,420
Thales SA	10,010	1,287,825
TOTAL SA	27,286	1,656,963
Ubisoft Entertainment SA *	4,740	518,121
Valeo SA	12,850	700,628
Veolia Environnement SA	28,559	610,278
Vinci SA	20,644	1,981,641
Vivendi SA	30,525	746,730

		38,722,356

Germany - 6.2%
1&1 Drillisch AG	5,173	293,440
adidas AG	9,721	2,116,435
Allianz SE (Registered)	21,105	4,348,786
Axel Springer SE	6,231	450,284
Continental AG	1,139	259,211
Covestro AG (a)	14,697	1,306,322
Deutsche Boerse AG	10,455	1,390,036
Deutsche Post AG (Registered)	35,702	1,159,971
Deutsche Wohnen SE	27,499	1,328,036
E.ON SE	175,101	1,865,614
Fraport AG Frankfurt Airport Services Worldwide	6,432	618,788
Hannover Rueck SE	3,094	384,651

INVESTMENTS	SHARES	VALUE ($)
Germany - 6.2% (continued)
HOCHTIEF AG	2,782	$501,686
HUGO BOSS AG	4,558	413,361
Infineon Technologies AG	77,440	1,967,077
KION Group AG	2,705	194,163
LANXESS AG	4,094	318,292
MTU Aero Engines AG	3,723	713,109
Puma SE	826	482,556
RWE AG	39,136	889,347
United Internet AG (Registered)	13,798	787,752
Volkswagen AG	1,135	186,586
Vonovia SE	39,213	1,863,769
Wirecard AG	15,297	2,447,832
Zalando SE *(a)	6,250	348,325

		26,635,429

Hong Kong - 5.3%
AIA Group Ltd.	758,400	6,606,735
ASM Pacific Technology Ltd.	12,100	152,503
Bank of East Asia Ltd. (The)	38,600	153,846
CK Asset Holdings Ltd.	179,000	1,417,020
CLP Holdings Ltd.	27,500	296,213
Galaxy Entertainment Group Ltd.	218,000	1,680,443
Hang Lung Group Ltd.	44,000	123,199
Hang Lung Properties Ltd.	113,000	232,110
Hang Seng Bank Ltd.	47,300	1,181,098
Henderson Land Development Co. Ltd.	77,000	406,042
Hong Kong & China Gas Co. Ltd.	274,723	525,142
Hong Kong Exchanges & Clearing Ltd.	78,200	2,340,334
Hysan Development Co. Ltd.	54,000	301,401
Kerry Properties Ltd.	70,500	336,915
Kingston Financial Group Ltd.	458,000	130,430
Li & Fung Ltd.	891,999	326,724
Link REIT	158,500	1,445,423
MTR Corp. Ltd.	46,500	256,850
New World Development Co. Ltd.	438,000	612,723
NWS Holdings Ltd.	109,000	188,106
PCCW Ltd.	302,000	169,930
Power Assets Holdings Ltd.	27,500	192,108
Shangri-La Asia Ltd.	236,000	442,127
Sino Land Co. Ltd.	134,000	217,746
SJM Holdings Ltd.	104,000	128,984
Sun Hung Kai Properties Ltd.	59,000	888,890
Techtronic Industries Co. Ltd.	152,000	844,192
WH Group Ltd. (a)	507,000	410,258
Wharf Holdings Ltd. (The)	66,000	211,353
Wharf Real Estate Investment Co. Ltd.	26,000	184,620
Wheelock & Co. Ltd.	52,000	361,376
Yue Yuen Industrial Holdings Ltd.	45,000	126,840

		22,891,681

Italy - 1.9%
Assicurazioni Generali SpA	30,202	504,916
Atlantia SpA	4,684	138,095
Davide Campari-Milano SpA	36,647	300,796
Enel SpA	449,173	2,488,948
Eni SpA	6,973	129,289
Ferrari NV	13,970	1,888,314
Intesa Sanpaolo SpA	361,859	1,046,956

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 1.9% (continued)
Mediobanca Banca di Credito Finanziario SpA	43,289	$400,425
Moncler SpA	7,366	334,233
UniCredit SpA	51,371	851,444

		8,083,416

Japan - 29.7%
Aeon Co. Ltd.	24,800	530,528
Aeon Mall Co. Ltd.	10,300	184,772
Aisin Seiki Co. Ltd.	3,100	141,151
Alfresa Holdings Corp.	9,000	211,341
ANA Holdings, Inc.	34,800	1,276,906
Asahi Group Holdings Ltd.	38,000	1,948,933
Asahi Kasei Corp.	114,600	1,453,294
Astellas Pharma, Inc.	8,600	130,880
Bandai Namco Holdings, Inc.	4,100	168,885
Bank of Kyoto Ltd. (The)	5,600	258,560
Benesse Holdings, Inc.	11,300	400,723
Bridgestone Corp.	3,100	121,095
Brother Industries Ltd.	16,900	332,948
Canon, Inc.	32,400	1,062,446
Central Japan Railway Co.	2,500	517,573
Chiba Bank Ltd. (The)	56,000	394,963
Chugai Pharmaceutical Co. Ltd.	25,000	1,309,014
Coca-Cola Bottlers Japan Holdings, Inc.	10,900	436,103
CyberAgent, Inc.	6,100	365,837
Daifuku Co. Ltd.	18,400	803,927
Daiichi Sankyo Co. Ltd.	42,700	1,631,289
Daikin Industries Ltd.	3,200	382,442
Daito Trust Construction Co. Ltd.	1,600	260,278
Daiwa House Industry Co. Ltd.	32,700	1,112,514
Denso Corp.	29,000	1,415,033
Disco Corp.	1,500	255,365
Don Quijote Holdings Co. Ltd.	10,700	513,586
Eisai Co. Ltd.	11,100	781,330
FANUC Corp.	1,000	198,212
Fast Retailing Co. Ltd.	3,700	1,695,842
Fuji Electric Co. Ltd.	61,000	463,363
Fukuoka Financial Group, Inc.	28,000	140,512
Hamamatsu Photonics KK	4,800	206,052
Hikari Tsushin, Inc.	3,600	631,797
Hisamitsu Pharmaceutical Co., Inc.	4,900	412,876
Hitachi Construction Machinery Co. Ltd.	23,400	758,628
Hitachi High-Technologies Corp.	4,500	183,061
Hitachi Ltd.	305,000	2,148,720
Honda Motor Co. Ltd.	49,800	1,460,185
Hoshizaki Corp.	1,400	141,487
Hoya Corp.	3,900	221,243
Hulic Co. Ltd.	19,900	212,394
Idemitsu Kosan Co. Ltd.	7,300	259,600
Inpex Corp.	79,400	824,639
Isuzu Motors Ltd.	11,200	148,480
ITOCHU Corp.	109,900	1,987,633
J Front Retailing Co. Ltd.	12,600	191,406
Japan Airlines Co. Ltd.	10,100	357,854
JFE Holdings, Inc.	40,300	761,174
JGC Corp.	17,300	347,990
JSR Corp.	11,400	193,735

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.7% (continued)
JXTG Holdings, Inc.	276,100	$1,915,520
Kajima Corp.	75,000	579,499
Kamigumi Co. Ltd.	9,000	186,803
Kaneka Corp.	21,000	188,069
Kansai Electric Power Co., Inc. (The)	18,000	262,513
Kansai Paint Co. Ltd.	6,500	134,891
Kao Corp.	33,500	2,553,423
Keisei Electric Railway Co. Ltd.	9,400	322,441
Keyence Corp.	6,780	3,824,019
Kikkoman Corp.	9,900	499,838
Kirin Holdings Co. Ltd.	75,500	2,023,769
Kobayashi Pharmaceutical Co. Ltd.	1,400	120,842
Koito Manufacturing Co. Ltd.	10,500	693,558
Komatsu Ltd.	64,600	1,839,071
Konami Holdings Corp.	4,800	243,896
Kose Corp.	5,300	1,140,001
Kurita Water Industries Ltd.	6,600	187,983
Kyowa Hakko Kirin Co. Ltd.	17,300	348,218
Kyushu Electric Power Co., Inc.	16,200	180,885
Lion Corp.	9,500	173,833
M3, Inc.	18,900	751,620
Makita Corp.	12,500	559,163
Marubeni Corp.	68,200	519,233
Marui Group Co. Ltd.	25,300	532,188
McDonald’s Holdings Co. Japan Ltd. (b)	12,900	657,818
Medipal Holdings Corp.	8,800	176,768
MINEBEA MITSUMI, Inc.	47,100	793,718
MISUMI Group, Inc.	28,900	840,840
Mitsubishi Chemical Holdings Corp.	91,900	767,437
Mitsubishi Corp.	89,500	2,481,752
Mitsubishi Gas Chemical Co., Inc.	20,900	472,292
Mitsubishi Motors Corp.	64,500	514,149
Mitsubishi Tanabe Pharma Corp.	8,700	150,207
Mitsui & Co. Ltd.	93,000	1,548,663
Mitsui Chemicals, Inc.	7,700	204,656
Mitsui OSK Lines Ltd.	6,300	151,504
Nabtesco Corp.	10,800	331,829
Nexon Co. Ltd. *	62,600	908,286
NGK Spark Plug Co. Ltd.	5,900	167,730
Nidec Corp.	19,700	2,946,917
Nikon Corp.	12,800	203,423
Nintendo Co. Ltd.	8,600	2,807,291
Nippon Express Co. Ltd.	8,800	637,670
Nippon Paint Holdings Co. Ltd.	3,500	150,518
Nippon Telegraph & Telephone Corp.	5,600	254,397
Nissan Chemical Corp.	10,300	479,795
Nisshin Seifun Group, Inc.	21,700	459,804
Nissin Foods Holdings Co. Ltd.	3,400	246,345
Nitori Holdings Co. Ltd.	5,300	824,565
Nomura Real Estate Holdings, Inc.	12,500	276,761
Nomura Real Estate Master Fund, Inc., REIT	123	173,733
Nomura Research Institute Ltd.	13,000	628,957
Obayashi Corp.	12,000	124,601
Obic Co. Ltd.	8,700	718,764
Oji Holdings Corp.	66,000	409,001
Omron Corp.	17,300	805,901
Ono Pharmaceutical Co. Ltd.	9,300	217,721
Oracle Corp. Japan	5,800	472,729
Oriental Land Co. Ltd.	18,700	1,960,633

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.7% (continued)
Otsuka Corp.	18,400	$720,311
Otsuka Holdings Co. Ltd.	5,600	270,887
Panasonic Corp.	80,500	1,085,496
Persol Holdings Co. Ltd.	22,300	496,630
Pola Orbis Holdings, Inc.	20,400	896,488
Recruit Holdings Co. Ltd.	93,300	2,576,821
Rohm Co. Ltd.	9,900	827,289
Ryohin Keikaku Co. Ltd.	2,700	948,573
Santen Pharmaceutical Co. Ltd.	8,000	139,171
Sekisui Chemical Co. Ltd.	8,700	147,992
Shimadzu Corp.	27,100	817,634
Shin-Etsu Chemical Co. Ltd.	12,100	1,075,308
Shiseido Co. Ltd.	35,400	2,809,202
SMC Corp.	3,500	1,281,318
Sohgo Security Services Co. Ltd.	2,900	136,438
Sony Corp.	84,200	4,312,250
Stanley Electric Co. Ltd.	11,500	391,576
Start Today Co. Ltd.	17,000	615,070
SUMCO Corp.	29,900	600,525
Sumitomo Chemical Co. Ltd.	29,000	164,013
Sumitomo Corp.	81,900	1,343,146
Sumitomo Heavy Industries Ltd.	4,000	134,772
Sumitomo Metal Mining Co. Ltd.	25,000	954,169
Sumitomo Mitsui Trust Holdings, Inc.	5,100	201,213
Sumitomo Realty & Development Co. Ltd.	25,000	920,624
Sundrug Co. Ltd.	10,100	409,166
Suzuki Motor Corp.	30,800	1,697,330
Sysmex Corp.	8,800	819,937
Taiheiyo Cement Corp.	5,200	171,061
Taisei Corp.	19,700	1,084,868
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	222,269
Takeda Pharmaceutical Co. Ltd.	3,000	126,204
TDK Corp.	8,900	906,223
Terumo Corp.	27,000	1,545,693
THK Co. Ltd.	16,200	462,539
Tobu Railway Co. Ltd.	4,300	131,417
Toho Co. Ltd.	5,500	184,217
Tokyo Electron Ltd.	11,900	2,042,674
Tokyu Fudosan Holdings Corp.	41,100	289,918
Tosoh Corp.	8,800	136,067
TOTO Ltd.	14,000	648,000
Toyoda Gosei Co. Ltd.	7,500	189,823
Toyota Motor Corp.	138,300	8,943,722
Toyota Tsusho Corp.	14,300	477,859
Trend Micro, Inc.	13,100	745,746
Tsuruha Holdings, Inc.	4,100	513,540
Unicharm Corp.	7,400	222,475
USS Co. Ltd.	10,400	197,731
West Japan Railway Co.	6,900	508,008
Yakult Honsha Co. Ltd.	9,100	608,435
Yamaha Corp.	18,400	954,918
Yamaha Motor Co. Ltd.	23,100	579,896
Yamato Holdings Co. Ltd.	15,300	450,320
Yaskawa Electric Corp.	31,400	1,105,754
Yokogawa Electric Corp.	8,500	150,936
Yokohama Rubber Co. Ltd. (The)	9,400	194,976

		127,685,688

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - 0.1%
ArcelorMittal	19,959	$582,319

Macau - 0.5%
MGM China Holdings Ltd.	159,600	369,033
Sands China Ltd.	147,200	784,780
Wynn Macau Ltd.	264,000	846,027

		1,999,840

Mongolia - 0.0% (c)
Turquoise Hill Resources Ltd. (1)*	52,331	148,078

Netherlands - 6.4%
Aegon NV	121,096	723,018
Akzo Nobel NV	3,899	332,555
ASML Holding NV	27,296	5,401,464
EXOR NV	15,447	1,033,672
Koninklijke Ahold Delhaize NV	7,387	176,384
Koninklijke DSM NV	12,735	1,273,997
NN Group NV	27,188	1,102,648
Royal Dutch Shell plc, Class A	485,334	16,796,888
Wolters Kluwer NV	8,458	475,143

		27,315,769

Norway - 1.3%
DNB ASA	23,113	450,081
Equinor ASA	134,222	3,549,173
Marine Harvest ASA	11,772	234,061
Norsk Hydro ASA	73,153	436,668
Telenor ASA	52,780	1,080,961

		5,750,944

Portugal - 0.2%
Galp Energia SGPS SA	40,039	761,688

Singapore - 2.2%
Ascendas REIT	103,900	201,207
CapitaLand Commercial Trust, REIT	215,200	262,053
CapitaLand Mall Trust, REIT	113,500	172,525
City Developments Ltd.	38,900	311,586
ComfortDelGro Corp. Ltd.	125,500	215,983
DBS Group Holdings Ltd.	134,700	2,619,514
Genting Singapore Ltd.	296,900	265,848
Jardine Cycle & Carriage Ltd.	6,800	158,868
Keppel Corp. Ltd.	112,200	586,940
Oversea-Chinese Banking Corp. Ltd.	236,200	2,011,893
Singapore Airlines Ltd.	25,600	200,485
United Overseas Bank Ltd.	98,300	1,926,555
UOL Group Ltd.	60,300	336,741
Venture Corp. Ltd.	9,500	124,118

		9,394,316

South Africa - 0.6%
Anglo American plc	108,309	2,404,561

Spain - 0.6%
Aena SME SA (a)	1,055	191,005
Amadeus IT Group SA	25,912	2,037,524
Repsol SA	26,004	507,574

		2,736,103

Sweden - 1.5%
Alfa Laval AB	18,809	444,040
Atlas Copco AB, Class A	43,726	1,266,330

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 1.5% (continued)
Boliden AB *	10,239	$330,448
Epiroc AB, Class A *	43,726	458,850
Hexagon AB, Class B	10,878	604,460
Husqvarna AB, Class B	26,290	248,707
Kinnevik AB, Class B	5,531	188,481
L E Lundbergforetagen AB, Class B	4,698	143,796
Lundin Petroleum AB	20,835	661,305
Sandvik AB	11,079	195,666
Swedish Match AB	15,722	777,008
Tele2 AB, Class B	65,160	763,180
Volvo AB, Class B	29,284	465,414

		6,547,685

Switzerland - 4.6%
Baloise Holding AG (Registered)	3,589	520,610
Barry Callebaut AG (Registered)	381	682,721
Cie Financiere Richemont SA (Registered)	6,020	508,898
Clariant AG (Registered) *	19,065	456,197
Coca-Cola HBC AG *	15,239	507,225
Credit Suisse Group AG (Registered) *	87,832	1,313,359
Dufry AG (Registered) *(b)	1,253	159,360
EMS-Chemie Holding AG (Registered)	766	490,093
Ferguson plc	7,344	594,187
Geberit AG (Registered)	408	174,691
Glencore plc *	593,532	2,817,964
Julius Baer Group Ltd. *	13,256	776,423
Kuehne + Nagel International AG (Registered)	2,855	428,597
Lonza Group AG (Registered) *	6,844	1,808,503
Partners Group Holding AG (b)	2,964	2,166,820
Sika AG (Registered)	13,084	1,807,811
Sonova Holding AG (Registered)	800	143,107
STMicroelectronics NV	80,448	1,786,211
Straumann Holding AG (Registered)	2,002	1,518,289
Swatch Group AG (The)	2,186	1,034,812
Vifor Pharma AG	1,643	262,081

		19,957,959

United Arab Emirates - 0.1%
NMC Health plc	5,165	243,105

United Kingdom - 7.9%
3i Group plc	56,789	672,333
Admiral Group plc	13,052	328,027
Ashtead Group plc	29,553	880,069
AstraZeneca plc	4,502	311,391
Auto Trader Group plc (a)	38,748	217,159
Aviva plc	36,331	241,059
BAE Systems plc	68,337	581,364
Barratt Developments plc	64,724	438,758
Berkeley Group Holdings plc	5,516	274,768
BP plc	1,047,192	7,967,577
British American Tobacco plc	7,024	353,823
Bunzl plc	10,364	313,004
CNH Industrial NV	28,112	296,961
Compass Group plc	56,457	1,203,417
Croda International plc	4,629	292,447
DCC plc	1,961	177,822
Diageo plc	72,931	2,620,112

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 7.9% (continued)
Direct Line Insurance Group plc	141,918	$640,430
easyJet plc	16,101	354,220
Experian plc	22,546	556,179
Fiat Chrysler Automobiles NV *	102,669	1,936,773
Hargreaves Lansdown plc	25,853	670,154
HSBC Holdings plc	149,249	1,394,635
InterContinental Hotels Group plc	4,330	269,175
International Consolidated Airlines Group SA	39,120	342,340
Intertek Group plc	14,454	1,086,804
ITV plc	141,143	322,687
Legal & General Group plc	133,260	466,122
London Stock Exchange Group plc	3,542	208,516
Merlin Entertainments plc	36,725	187,249
Mondi plc	10,030	270,590
National Grid plc	37,232	411,453
Next plc	3,026	240,866
Old Mutual Ltd. *	78,992	156,164
Persimmon plc	33,854	1,127,666
Prudential plc	47,510	1,083,053
Quilter plc *(a)	26,331	50,360
Reckitt Benckiser Group plc	3,645	299,491
Rolls-Royce Holdings plc *	13,134	171,071
Rolls-Royce plc (Preference) (3)*(d)	932,514	1,231
Royal Mail plc	29,034	193,161
Sage Group plc (The)	48,044	396,805
Schroders plc	3,675	152,501
Severn Trent plc	5,220	136,105
Smith & Nephew plc	18,671	343,926
St James’s Place plc	20,354	307,103
Taylor Wimpey plc	76,654	180,445
Tesco plc	353,246	1,195,242
Vodafone Group plc	246,481	597,049
Weir Group plc (The)	10,950	287,572
Whitbread plc	7,536	392,832
WPP plc	10,076	158,310

		33,758,371

United States - 0.3%
QIAGEN NV *	10,296	373,222
Valeant Pharmaceuticals International, Inc. (1)*	46,007	1,070,866

		1,444,088

Zambia - 0.2%
First Quantum Minerals Ltd. (1)	61,388	904,488

TOTAL COMMON STOCKS (Cost $357,842,646)		415,224,333

	NO. OF RIGHTS
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(d) (Cost $—)	882,116	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 2.4%

Investment Companies - 2.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (e)	15	$15
Limited Purpose Cash Investment Fund, 1.85% (e)	10,421,461	10,421,461

TOTAL SHORT-TERM INVESTMENTS (Cost $10,421,395)		10,421,476

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (e)(f)	435,962	435,962
Limited Purpose Cash Investment Fund 1.85% (e)(f)	2,519,170	2,519,170

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,955,132)		2,955,132

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $371,219,173)		428,600,941

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (g)		1,124,992

NET ASSETS - 100.0%		$429,725,933

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$74,864,332	17.4%
Consumer Staples	26,731,573	6.2
Energy	45,303,224	10.5
Financials	61,993,012	14.4
Health Care	25,127,242	5.8
Industrials	61,867,876	14.4
Information Technology	47,099,896	11.0
Materials	40,723,654	9.5
Real Estate	15,411,504	3.6
Telecommunication Services	4,507,440	1.1
Utilities	11,594,580	2.7
Short-Term Investments	10,421,476	2.4
Securities Lending Collateral	2,955,132	0.7

Total Investments In Securities At Value	428,600,941	99.7
Other Assets in Excess of Liabilities (g)	1,124,992	0.3

Net Assets	$429,725,933	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $4,029,245, which represents approximately 0.94% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $2,667,576.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $1,231, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	87	9/2018	USD	$8,505,990	$(169,658)

					$(169,658)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$654,517	$654,517

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.5%

Brazil - 7.1%
Ambev SA, ADR (1)	7,759	$35,924
B3 SA - Brasil Bolsa Balcao (1)*	6,200	32,858
Banco Bradesco SA, ADR (1)*	565	3,876
Banco do Brasil SA (1)*	800	5,872
Banco Santander Brasil SA, ADR (1)	3,087	23,153
Braskem SA (Preference), Class A (1)	2,600	33,797
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,268	7,621
Embraer SA, ADR (1)	174	4,333
Equatorial Energia SA (1)	2,300	33,755
Gerdau SA, ADR (1)	3,747	13,264
Hypera SA (1)*	1,300	9,237
Itau Unibanco Holding SA, ADR (1)	8,420	87,400
Itausa - Investimentos Itau SA (Preference) (1)	19,030	45,123
Localiza Rent a Car SA (1)*	5,985	36,521
Lojas Americanas SA (Preference) (1)*	1,540	6,596
Lojas Renner SA (1)*	2,860	21,355
Magazine Luiza SA (1)	800	26,317
Odontoprev SA (1)	1,700	5,790
Petroleo Brasileiro SA (Preference) (1)*	26,600	117,841
Raia Drogasil SA (1)*	1,700	28,734
Rumo SA (1)*	2,300	8,308
Suzano Papel e Celulose SA (1)	3,300	38,077
TIM Participacoes SA, ADR (1)*	1,630	27,482
Vale SA, ADR (1)*	16,888	216,503
WEG SA (1)	1,300	5,404

		875,141

Chile - 1.5%
Banco de Chile, ADR (1)	296	27,516
Banco Santander Chile, ADR (1)	1,424	44,756
Cia Cervecerias Unidas SA, ADR (1)	238	5,936
Embotelladora Andina SA (Preference), Class B (1)	1,425	5,557
Empresas COPEC SA (1)	1,532	23,745
Enel Americas SA, ADR (1)	678	5,973
Latam Airlines Group SA, ADR (1)(a)	550	5,440
SACI Falabella (1)	852	7,809
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	1,154	55,449

		182,181

China - 38.5%
3SBio, Inc. (b)	19,000	42,934
AAC Technologies Holdings, Inc.	5,500	77,238
Agile Group Holdings Ltd.	16,000	27,223
Agricultural Bank of China Ltd., Class H	104,000	48,540
Air China Ltd., Class H	30,000	28,842
Alibaba Health Information Technology Ltd. *	10,000	9,623

INVESTMENTS	SHARES	VALUE ($)
China - 38.5% (continued)
Aluminum Corp. of China Ltd., Class H *	34,000	$14,901
Anhui Conch Cement Co. Ltd., Class H	15,000	85,544
ANTA Sports Products Ltd.	11,000	58,006
Beijing Capital International Airport Co. Ltd., Class H	6,000	6,303
Brilliance China Automotive Holdings Ltd.	12,000	21,531
BYD Co. Ltd., Class H (a)	2,500	15,417
BYD Electronic International Co. Ltd.	2,500	3,404
China Conch Venture Holdings Ltd. *	8,500	31,023
China Construction Bank Corp., Class H *	335,000	306,539
China Evergrande Group *	20,000	50,779
China International Capital Corp. Ltd., Class H (b)	9,200	16,310
China Jinmao Holdings Group Ltd.	40,000	20,012
China Longyuan Power Group Corp. Ltd., Class H	4,000	3,213
China Medical System Holdings Ltd.	12,000	23,902
China Mengniu Dairy Co. Ltd. *	20,000	67,456
China Merchants Bank Co. Ltd., Class H *	71,000	261,167
China Molybdenum Co. Ltd., Class H	75,000	36,148
China National Building Material Co. Ltd., Class H	26,000	25,591
China Petroleum & Chemical Corp., Class H	82,000	73,400
China Resources Beer Holdings Co. Ltd.	14,000	67,794
China Resources Cement Holdings Ltd.	28,000	28,179
China Resources Gas Group Ltd.	2,000	8,646
China Resources Land Ltd.	12,000	40,309
China Shenhua Energy Co. Ltd., Class H	15,500	36,661
China Southern Airlines Co. Ltd., Class H	38,000	29,777
China Taiping Insurance Holdings Co. Ltd.	8,000	24,873
China Traditional Chinese Medicine Holdings Co. Ltd.	32,000	27,614
China Vanke Co. Ltd., Class H	30,200	105,322
CIFI Holdings Group Co. Ltd.	34,000	21,537
CITIC Securities Co. Ltd., Class H	11,500	22,864
CNOOC Ltd.	54,000	92,531
Country Garden Holdings Co. Ltd.	50,000	87,650
Country Garden Services Holdings Co. Ltd. *	7,816	10,022
CSPC Pharmaceutical Group Ltd.	34,000	102,095
ENN Energy Holdings Ltd.	6,000	58,760
Fosun International Ltd.	9,000	16,857
Fuyao Glass Industry Group Co. Ltd., Class H (b)	8,400	28,384
Geely Automobile Holdings Ltd.	39,000	100,343
Genscript Biotech Corp. *	10,000	27,345

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 38.5% (continued)
Guangzhou Automobile Group Co. Ltd., Class H	30,800	$29,966
Guangzhou R&F Properties Co. Ltd., Class H	15,200	30,506
Haitian International Holdings Ltd.	6,000	14,140
Hanergy Thin Film Power Group Ltd. (3)*(c)	86,000	—
Hengan International Group Co. Ltd.	2,000	19,184
Huaneng Renewables Corp. Ltd., Class H	20,000	6,629
Industrial & Commercial Bank of China Ltd., Class H	375,000	279,690
Jiangsu Expressway Co. Ltd., Class H	6,000	7,145
Jiayuan International Group Ltd.	20,000	34,657
Kaisa Group Holdings Ltd.	38,000	16,165
Kingdee International Software Group Co. Ltd.	44,000	44,815
Kingsoft Corp. Ltd.	4,000	12,072
KWG Property Holding Ltd.	13,000	16,238
Logan Property Holdings Co. Ltd.	20,000	26,952
Longfor Properties Co. Ltd.	16,500	44,363
Luye Pharma Group Ltd. (a)	21,000	21,457
MMG Ltd. *	36,000	25,062
New China Life Insurance Co. Ltd., Class H	800	3,315
PetroChina Co. Ltd., Class H	18,000	13,713
Ping An Insurance Group Co. of China Ltd., Class H	54,500	499,092
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,000	54,672
Shenzhen International Holdings Ltd.	4,000	8,252
Shenzhou International Group Holdings Ltd.	6,000	73,832
Shimao Property Holdings Ltd.	11,000	28,679
Sino-Ocean Group Holding Ltd.	33,500	19,386
Sinopec Shanghai Petrochemical Co. Ltd., Class H	42,000	25,532
Sinotrans Ltd., Class H	7,000	3,680
Sinotruk Hong Kong Ltd. *	10,500	17,213
Sunac China Holdings Ltd.	18,000	62,604
Sunny Optical Technology Group Co. Ltd.	5,000	92,737
Tencent Holdings Ltd.	11,400	572,455
Tingyi Cayman Islands Holding Corp.	16,000	37,063
Towngas China Co. Ltd. *	20,000	19,353
TravelSky Technology Ltd., Class H *	14,000	40,637
Uni-President China Holdings Ltd.	12,000	15,396
Weichai Power Co. Ltd., Class H	34,000	46,712
Wuxi Biologics Cayman, Inc. *(b)	3,000	33,279
Xinyi Solar Holdings Ltd.	36,000	11,029
Yanzhou Coal Mining Co. Ltd., Class H	34,000	44,275
Yuexiu Property Co. Ltd.	26,000	4,951
Yuzhou Properties Co. Ltd.	23,000	13,516
Zhongsheng Group Holdings Ltd. (a)	9,500	28,443
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	4,742
Zijin Mining Group Co. Ltd., Class H	74,000	28,369

		4,724,577

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 2.6%
China First Capital Group Ltd. *	28,000	$17,875
China Gas Holdings Ltd.	16,600	66,553
Fullshare Holdings Ltd. *(a)	50,000	24,699
Haier Electronics Group Co. Ltd.	13,000	44,352
Kingboard Chemical Holdings Ltd.	1,000	3,642
Lee & Man Paper Manufacturing Ltd.	3,000	3,027
Nine Dragons Paper Holdings Ltd.	28,000	35,527
Sino Biopharmaceutical Ltd.	55,500	84,760
SSY Group Ltd.	30,000	33,216

		313,651

Hungary - 0.6%
MOL Hungarian Oil & Gas plc	619	5,956
OTP Bank Nyrt	1,704	61,524
Richter Gedeon Nyrt	360	6,555

		74,035

India - 9.2%
Ashok Leyland Ltd.	8,834	16,243
Avenue Supermarts Ltd. *(b)	1,318	28,593
Bajaj Finance Ltd.	2,055	69,025
Bajaj Finserv Ltd.	398	33,863
Bharat Forge Ltd.	2,692	24,088
Britannia Industries Ltd.	740	67,101
Dabur India Ltd.	6,833	39,051
Eicher Motors Ltd.	16	6,672
Godrej Consumer Products Ltd.	726	12,989
Hindustan Unilever Ltd.	2,860	68,499
Housing Development Finance Corp. Ltd.	3,479	96,941
ICICI Bank Ltd., ADR (1)*	483	3,878
Indiabulls Housing Finance Ltd.	1,570	26,251
Infosys Ltd., ADR (1)	6,957	135,175
JSW Steel Ltd. *	6,662	31,782
Larsen & Toubro Ltd., GDR (d)	1,823	33,262
Mahindra & Mahindra Financial Services Ltd.	3,482	23,900
Motherson Sumi Systems Ltd.	5,745	23,913
Piramal Enterprises Ltd.	421	15,587
Reliance Industries Ltd., GDR (b)	7,023	196,811
State Bank of India, GDR *(d)	106	3,980
Tata Consultancy Services Ltd.	2,352	63,434
Tata Steel Ltd.	2,479	20,549
Tech Mahindra Ltd.	2,460	23,525
United Spirits Ltd. *	3,420	33,227
Vedanta Ltd., ADR (1)	1,351	18,374
Wipro Ltd., ADR (1)	837	4,009
Zee Entertainment Enterprises Ltd.	1,484	11,791

		1,132,513

Indonesia - 2.1%
Adaro Energy Tbk. PT	161,300	20,126
Bank Central Asia Tbk. PT	52,100	77,808
Bank Mandiri Persero Tbk. PT	37,400	17,893
Bank Negara Indonesia Persero Tbk. PT	48,800	23,978

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.1% (continued)
Bank Rakyat Indonesia Persero Tbk. PT	247,000	$48,854
Indofood CBP Sukses Makmur Tbk. PT	11,300	6,982
Telekomunikasi Indonesia Persero Tbk. PT	72,800	19,066
Unilever Indonesia Tbk. PT	2,100	6,749
United Tractors Tbk. PT	17,800	39,194

		260,650

Malaysia - 2.4%
AirAsia Group Bhd.	6,400	4,744
CIMB Group Holdings Bhd.	29,300	39,503
Dialog Group Bhd.	31,200	23,827
Genting Malaysia Bhd.	9,100	10,989
Hartalega Holdings Bhd.	36,200	53,711
Hong Leong Bank Bhd.	2,200	9,919
Malayan Banking Bhd.	11,400	25,390
Malaysia Airports Holdings Bhd.	6,400	13,942
Nestle Malaysia Bhd.	600	21,894
Press Metal Aluminium Holdings Bhd.	20,300	21,889
Public Bank Bhd.	4,700	27,189
Tenaga Nasional Bhd.	4,300	15,589
Top Glove Corp. Bhd.	9,200	27,585

		296,171

Mexico - 0.2%
America Movil SAB de CV, Class L, ADR (1)	883	14,710
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	600	5,556

		20,266

Peru - 1.5%
Cia de Minas Buenaventura SAA, ADR (1)	326	4,443
Credicorp Ltd. (1)	248	55,830
Southern Copper Corp. (1)	2,695	126,315

		186,588

Poland - 1.1%
Alior Bank SA *	365	6,463
Bank Millennium SA *	8,398	17,905
CCC SA	229	12,598
CD Projekt SA *	554	23,758
Dino Polska SA *(b)	350	9,664
LPP SA	12	27,068
Powszechna Kasa Oszczednosci Bank Polski SA *	4,186	41,125

		138,581

Russia - 1.2%
Magnitogorsk Iron & Steel Works PJSC, GDR (d)	2,458	21,577
MMC Norilsk Nickel PJSC, ADR	1,910	34,138
Mobile TeleSystems PJSC, ADR (1)	1,531	13,519
Novolipetsk Steel PJSC, GDR (d)	1,105	26,774
Tatneft PJSC, ADR	910	57,211

		153,219

INVESTMENTS	SHARES	VALUE ($)
South Africa - 4.7%
Barclays Africa Group Ltd.	1,164	$13,516
Bidvest Group Ltd. (The)	1,536	21,995
Capitec Bank Holdings Ltd.	452	28,477
Clicks Group Ltd.	1,763	25,173
Coronation Fund Managers Ltd.	1,011	4,293
Discovery Ltd.	2,038	21,873
Exxaro Resources Ltd.	1,496	13,659
FirstRand Ltd.	11,770	54,676
Foschini Group Ltd. (The)	1,069	13,533
Growthpoint Properties Ltd., REIT	2,960	5,749
Imperial Holdings Ltd.	763	10,883
Kumba Iron Ore Ltd.	945	20,226
Mr Price Group Ltd.	1,847	30,312
Naspers Ltd., Class N	651	164,145
Nedbank Group Ltd.	679	12,332
PSG Group Ltd.	295	4,640
Sappi Ltd.	2,297	15,284
Shoprite Holdings Ltd.	1,779	28,515
SPAR Group Ltd. (The)	443	5,984
Standard Bank Group Ltd.	4,878	68,108
Tiger Brands Ltd.	486	11,738
Truworths International Ltd.	1,285	7,185

		582,296

South Korea - 9.5%
Celltrion Pharm, Inc. *	249	20,197
Celltrion, Inc. *	365	99,165
E-MART, Inc.	59	13,464
GS Holdings Corp.	84	4,098
Hana Financial Group, Inc.	724	27,802
Hanmi Pharm Co. Ltd.	22	8,303
Hanmi Science Co. Ltd.	98	5,680
Hanwha Chemical Corp.	282	5,527
HDC Holdings Co. Ltd.	73	1,873
HDC Hyundai Development Co.-Engineering & Construction *	103	4,981
HLB, Inc. *	327	28,569
Hotel Shilla Co. Ltd.	311	34,448
Hyosung Corp. (3)(c)	150	17,019
Hyundai Heavy Industries Co. Ltd. *	44	4,024
Hyundai Heavy Industries Holdings Co. Ltd. *	11	3,487
Hyundai Marine & Fire Insurance Co. Ltd.	158	4,784
Kakao Corp.	237	24,339
KB Financial Group, Inc.	232	10,921
Korea Aerospace Industries Ltd. *	101	3,724
Korea Investment Holdings Co. Ltd.	437	32,950
LG Chem Ltd.	87	26,040
LG Electronics, Inc.	414	30,824
LG Household & Health Care Ltd.	49	61,401
Lotte Chemical Corp.	68	21,198
Lotte Shopping Co. Ltd.	41	7,731
Medy-Tox, Inc.	39	26,812
NAVER Corp.	16	10,949
NCSoft Corp.	29	9,651
OCI Co. Ltd.	166	15,358

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 9.5% (continued)
POSCO	322	$95,009
Samsung Biologics Co. Ltd. *(b)	120	44,915
Samsung Electro-Mechanics Co. Ltd.	285	37,945
Samsung Electronics Co. Ltd.	716	29,993
Samsung SDI Co. Ltd.	223	42,773
Samsung SDS Co. Ltd.	208	37,348
Shinhan Financial Group Co. Ltd.	210	8,131
Shinsegae, Inc.	43	15,465
SillaJen, Inc. *	496	32,557
SK Holdings Co. Ltd.	57	13,235
SK Hynix, Inc.	2,190	168,104
SK Innovation Co. Ltd.	162	29,343
S-Oil Corp.	144	14,141
ViroMed Co. Ltd. *	148	31,237
Woori Bank	376	5,484

		1,170,999

Taiwan - 9.7%
Acer, Inc. *	15,000	12,232
Advantech Co. Ltd. *	1,317	8,672
Airtac International Group *	1,000	14,194
Catcher Technology Co. Ltd.	3,000	33,496
Cathay Financial Holding Co. Ltd.	29,600	52,138
Chailease Holding Co. Ltd.	8,960	29,302
China Life Insurance Co. Ltd.	26,248	27,602
CTBC Financial Holding Co. Ltd.	15,832	11,376
E.Sun Financial Holding Co. Ltd.	16,592	11,552
First Financial Holding Co. Ltd.	26,721	18,041
Formosa Chemicals & Fibre Corp.	14,000	55,710
Formosa Petrochemical Corp. *	10,000	40,119
Formosa Plastics Corp.	17,000	62,650
Globalwafers Co. Ltd.	3,000	49,668
Hiwin Technologies Corp.	3,040	35,814
Hon Hai Precision Industry Co. Ltd.	4,441	12,102
Innolux Corp.	13,000	4,664
Inventec Corp.	8,000	6,274
Macronix International *	12,000	17,017
MediaTek, Inc.	5,000	49,080
Micro-Star International Co. Ltd.	3,000	9,235
Nanya Technology Corp.	15,000	40,717
Powertech Technology, Inc.	5,000	14,493
President Chain Store Corp.	4,000	45,326
Shin Kong Financial Holding Co. Ltd.	84,000	32,311
Standard Foods Corp.	2,537	5,131
TaiMed Biologics, Inc. *	3,000	30,630
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	7,054	257,895
Uni-President Enterprises Corp.	17,000	43,092
Walsin Technology Corp.	3,000	40,954
Win Semiconductors Corp.	2,000	14,321
Wistron Corp.	14,710	10,908
Yageo Corp. *	2,000	73,506
Yuanta Financial Holding Co. Ltd.	22,000	10,019

		1,180,241

Thailand - 3.9%
Advanced Info Service PCL, NVDR	1,700	9,488
Airports of Thailand PCL, NVDR	28,400	53,989

INVESTMENTS	SHARES	VALUE ($)
Thailand - 3.9% (continued)
Bangkok Expressway & Metro PCL, NVDR	81,100	$18,230
Berli Jucker PCL, NVDR	5,700	8,684
Bumrungrad Hospital PCL, NVDR	2,000	10,055
Central Pattana PCL, NVDR	13,200	27,786
CP All PCL, NVDR	31,800	70,478
Electricity Generating PCL, NVDR	600	4,052
Energy Absolute PCL, NVDR	11,200	11,056
Home Product Center PCL, NVDR	58,100	23,528
Indorama Ventures PCL, NVDR	21,800	35,996
IRPC PCL, NVDR	162,600	28,438
Kasikornbank PCL, NVDR	1,900	11,116
PTT Exploration & Production PCL, NVDR	4,000	16,933
PTT Global Chemical PCL, NVDR	12,700	27,956
PTT PCL, NVDR	74,900	108,287
Thai Oil PCL, NVDR	6,500	15,238

		481,310

Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,176	6,045
Eregli Demir ve Celik Fabrikalari TAS	14,925	33,100
Ford Otomotiv Sanayi A/S	1,821	24,234
TAV Havalimanlari Holding A/S	1,384	6,774
Turk Hava Yollari AO *	4,921	14,513

		84,666

TOTAL COMMON STOCKS (Cost $9,571,980)		11,857,085

EXCHANGE TRADED FUNDS - 2.5%

United States - 2.5%
iShares MSCI Emerging Markets ETF (1) (Cost $327,265)	7,184	311,283

SHORT-TERM INVESTMENTS - 0.7%

Investment Companies - 0.7%
Limited Purpose Cash Investment Fund, 1.85% (e) (Cost $91,115)	91,137	91,137

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.80% (e)(f)	13,449	13,449
Limited Purpose Cash Investment Fund
1.85% (e)(f)	73,063	73,063

TOTAL SECURITIES LENDING COLLATERAL (Cost $86,512)		86,512

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $10,076,872)		12,346,017

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(51,258)

NET ASSETS - 100.0%		$12,294,759

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$981,532	8.0%
Consumer Staples	902,822	7.3
Energy	1,026,601	8.3
Financials	3,256,890	26.5
Health Care	888,915	7.2
Industrials	561,966	4.6
Information Technology	2,124,264	17.3
Materials	1,401,887	11.4
Real Estate	709,082	5.8
Telecommunication Services	84,265	0.7
Utilities	230,144	1.9
Short-Term Investments	91,137	0.7
Securities Lending Collateral	86,512	0.7

Total Investments In Securities At Value	12,346,017	100.4
Liabilities in Excess of Other Assets	(51,258)	(0.4)

Net Assets	$12,294,759	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $119,706.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $400,890, which represents approximately 3.26% of net assets of the fund.

(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $17,019, which represents approximately 0.14% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $85,593 or 0.70% of net assets.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $48,184 was received (See Note 3).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Aerospace & Defense - 4.3%
Boeing Co. (The)	7,481	$2,509,950
BWX Technologies, Inc.	1,737	108,250
General Dynamics Corp.	5,500	1,025,255
Huntington Ingalls Industries, Inc.	1,500	325,185
Lockheed Martin Corp.	6,149	1,816,599
Northrop Grumman Corp.	5,767	1,774,506
Raytheon Co.	6,465	1,248,909
Teledyne Technologies, Inc. *	513	102,118
Textron, Inc.	2,716	179,011
TransDigm Group, Inc.	269	92,843

		9,182,626

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,395	101,974
FedEx Corp.	2,577	585,134
United Parcel Service, Inc., Class B	939	99,750
XPO Logistics, Inc. *	3,894	390,101

		1,176,959

Airlines - 0.5%
Alaska Air Group, Inc.	1,420	85,754
Delta Air Lines, Inc.	7,213	357,332
Southwest Airlines Co.	9,927	505,085
United Continental Holdings, Inc. *	2,545	177,463

		1,125,634

Auto Components - 0.1%
Aptiv plc	1,655	151,647
Goodyear Tire & Rubber Co. (The)	3,168	73,783

		225,430

Automobiles - 0.1%
Thor Industries, Inc.	1,401	136,443

Banks - 7.3%
Bank of America Corp.	140,251	3,953,676
BB&T Corp.	1,201	60,578
CIT Group, Inc.	1,927	97,140
Citigroup, Inc.	18,943	1,267,666
Citizens Financial Group, Inc.	7,854	305,521
Comerica, Inc.	9,013	819,462
Commerce Bancshares, Inc.	952	61,604
Fifth Third Bancorp	12,279	352,407
First Republic Bank	4,040	391,032
Huntington Bancshares, Inc.	10,400	153,504
JPMorgan Chase & Co.	34,748	3,620,742
Regions Financial Corp.	82,334	1,463,898
Signature Bank *	600	76,728
SunTrust Banks, Inc.	1,093	72,160
SVB Financial Group *	2,489	718,724
Synovus Financial Corp.	1,378	72,800
TCF Financial Corp.	20,046	493,532
Texas Capital Bancshares, Inc. *	1,221	111,721
Webster Financial Corp.	960	61,152
Western Alliance Bancorp *	2,763	156,413
Zions Bancorp	20,642	1,087,627

		15,398,087

Beverages - 0.6%
Constellation Brands, Inc., Class A	4,147	907,654
Monster Beverage Corp. *	4,800	275,040

		1,182,694

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 2.6%
AbbVie, Inc.	17,965	$1,664,457
Agios Pharmaceuticals, Inc. *	2,780	234,159
Amgen, Inc.	901	166,316
BioMarin Pharmaceutical, Inc. *	864	81,389
Bluebird Bio, Inc. *	2,558	401,478
Exact Sciences Corp. *	6,388	381,939
Incyte Corp. *	2,919	195,573
Neurocrine Biosciences, Inc. *	5,260	516,742
Regeneron Pharmaceuticals, Inc. *	635	219,069
Sage Therapeutics, Inc. *	2,774	434,214
Sarepta Therapeutics, Inc. *	5,750	760,035
Vertex Pharmaceuticals, Inc. *	2,305	391,758

		5,447,129

Building Products - 0.4%
AO Smith Corp.	5,764	340,941
Fortune Brands Home & Security, Inc.	3,007	161,446
Lennox International, Inc.	462	92,469
Masco Corp.	4,334	162,178

		757,034

Capital Markets - 4.1%
Ameriprise Financial, Inc.	445	62,247
BlackRock, Inc.	365	182,150
Cboe Global Markets, Inc.	1,552	161,517
Charles Schwab Corp. (The)	18,855	963,491
CME Group, Inc.	4,816	789,439
E*TRADE Financial Corp. *	15,352	938,928
Evercore, Inc., Class A	1,851	195,188
Interactive Brokers Group, Inc., Class A	10,534	678,495
Intercontinental Exchange, Inc.	4,335	318,839
LPL Financial Holdings, Inc.	9,563	626,759
MarketAxess Holdings, Inc.	314	62,128
Moody’s Corp.	2,295	391,435
Morgan Stanley	25,598	1,213,345
MSCI, Inc.	1,038	171,716
Nasdaq, Inc.	1,107	101,036
Northern Trust Corp.	2,636	271,218
Raymond James Financial, Inc.	1,908	170,480
S&P Global, Inc.	3,286	669,983
SEI Investments Co.	1,599	99,969
State Street Corp.	1,127	104,912
T. Rowe Price Group, Inc.	2,172	252,147
Virtu Financial, Inc., Class A	7,098	188,452

		8,613,874

Chemicals - 0.9%
Air Products & Chemicals, Inc.	1,700	264,741
Albemarle Corp.	1,374	129,609
CF Industries Holdings, Inc.	1,478	65,623
Chemours Co. (The)	2,775	123,099
DowDuPont, Inc.	2,240	147,661
Ecolab, Inc.	1,821	255,541
LyondellBasell Industries NV, Class A	1,625	178,506
PPG Industries, Inc.	2,626	272,395
Sherwin-Williams Co. (The)	961	391,675

		1,828,850

Commercial Services & Supplies - 0.2%
Cintas Corp.	848	156,939
Copart, Inc. *	2,298	129,975
Republic Services, Inc.	1,427	97,550
Waste Management, Inc.	963	78,330

		462,794

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.6%
Arista Networks, Inc. *	3,977	$1,024,038
Cisco Systems, Inc.	38,306	1,648,307
F5 Networks, Inc. *	1,500	258,675
Palo Alto Networks, Inc. *	1,100	226,017
Ubiquiti Networks, Inc. *	2,425	205,446

		3,362,483

Construction & Engineering - 0.0% (a)
Quanta Services, Inc. *	2,951	98,563

Construction Materials - 0.2%
Eagle Materials, Inc.	1,342	140,870
Vulcan Materials Co.	2,293	295,934

		436,804

Consumer Finance - 0.7%
Ally Financial, Inc.	3,877	101,849
American Express Co.	4,146	406,308
Capital One Financial Corp.	717	65,892
Credit Acceptance Corp. *(b)	746	263,637
Discover Financial Services	3,539	249,181
OneMain Holdings, Inc. *	2,548	84,823
Santander Consumer USA Holdings, Inc.	18,692	356,830

		1,528,520

Containers & Packaging - 0.1%
Ball Corp.	2,800	99,540
Berry Global Group, Inc. *	1,537	70,610

		170,150

Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. *	783	87,391
ServiceMaster Global Holdings, Inc. *	2,514	149,507

		236,898

Diversified Financial Services - 0.0% (a)
Berkshire Hathaway, Inc., Class B *	365	68,127

Diversified Telecommunication Services - 0.0% (a)
Zayo Group Holdings, Inc. *	2,420	88,282

Electric Utilities - 1.4%
Alliant Energy Corp.	3,241	137,159
American Electric Power Co., Inc.	2,331	161,422
Avangrid, Inc.	6,884	364,370
NextEra Energy, Inc.	11,757	1,963,772
Pinnacle West Capital Corp.	1,493	120,276
Xcel Energy, Inc.	5,012	228,948

		2,975,947

Electrical Equipment - 0.1%
Eaton Corp. plc	2,886	215,700

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	4,716	210,381
Corning, Inc.	11,812	324,948
Dolby Laboratories, Inc., Class A	1,816	112,029
Keysight Technologies, Inc. *	1,832	108,143

		755,501

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	1,549	98,764
Transocean Ltd. *	5,026	67,550

		166,314

Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	4,094	590,232
AvalonBay Communities, Inc.	1,887	324,356
CoreSite Realty Corp.	568	62,946
CyrusOne, Inc.	1,564	91,275
Digital Realty Trust, Inc.	4,081	455,358

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.5% (continued)
Equinix, Inc.	459	$197,319
Equity LifeStyle Properties, Inc.	6,189	568,769
Essex Property Trust, Inc.	1,200	286,884
Extra Space Storage, Inc.	1,500	149,715
Public Storage	1,321	299,682
Realty Income Corp.	1,500	80,685
SBA Communications Corp. *	371	61,260
UDR, Inc.	2,100	78,834

		3,247,315

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	816	170,528
Kroger Co. (The)	2,883	82,022
Sysco Corp.	1,418	96,835
Walgreens Boots Alliance, Inc.	1,551	93,083

		442,468

Food Products - 0.3%
Conagra Brands, Inc.	1,869	66,779
Pilgrim’s Pride Corp. *	3,191	64,235
Pinnacle Foods, Inc.	1,572	102,274
Tyson Foods, Inc., Class A	5,589	384,803

		618,091

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	10,679	651,312
ABIOMED, Inc. *	4,030	1,648,471
Align Technology, Inc. *	2,675	915,224
Baxter International, Inc.	4,579	338,113
Becton Dickinson and Co.	1,800	431,208
Boston Scientific Corp. *	20,239	661,815
Danaher Corp.	5,248	517,873
DexCom, Inc. *	2,200	208,956
Edwards Lifesciences Corp. *	3,270	476,014
IDEXX Laboratories, Inc. *	2,339	509,762
Insulet Corp. *	3,025	259,243
Intuitive Surgical, Inc. *	2,336	1,117,729
Medtronic plc	5,559	475,906
Penumbra, Inc. *	1,970	272,156
ResMed, Inc.	1,105	114,456
Stryker Corp.	4,445	750,583
Teleflex, Inc.	1,486	398,560

		9,747,381

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	1,061	90,472
Anthem, Inc.	5,677	1,351,296
Centene Corp. *	4,020	495,304
HCA Healthcare, Inc.	2,023	207,560
Humana, Inc.	1,534	456,564
Laboratory Corp. of America Holdings *	565	101,435
Quest Diagnostics, Inc.	599	65,854
UnitedHealth Group, Inc.	16,053	3,938,443
WellCare Health Plans, Inc. *	276	67,962

		6,774,890

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	3,215	247,105

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	4,534	259,844
Domino’s Pizza, Inc.	432	121,897
Las Vegas Sands Corp.	5,293	404,174
Marriott International, Inc., Class A	3,875	490,575
McDonald’s Corp.	3,466	543,088
Starbucks Corp.	14,319	699,483
Wynn Resorts Ltd.	2,804	469,221
Yum! Brands, Inc.	1,024	80,097

		3,068,379

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 0.3%
DR Horton, Inc.	1,518	$62,238
Garmin Ltd.	2,624	160,064
Mohawk Industries, Inc. *	1,586	339,833
NVR, Inc. *	32	95,051
Whirlpool Corp.	544	79,549

		736,735

Independent Power and Renewable Electricity Producers - 0.0% (a)
NRG Energy, Inc.	3,473	106,621

Industrial Conglomerates - 0.9%
3M Co.	5,514	1,084,714
Honeywell International, Inc.	5,345	769,947
Roper Technologies, Inc.	290	80,014

		1,934,675

Insurance - 1.3%
American Financial Group, Inc.	1,717	184,286
Arch Capital Group Ltd. *	8,904	235,600
Chubb Ltd.	4,582	582,006
Everest Re Group Ltd.	999	230,249
Hartford Financial Services Group, Inc. (The)	3,282	167,809
Markel Corp. *	231	250,485
Principal Financial Group, Inc.	1,500	79,425
Progressive Corp. (The)	7,943	469,828
RenaissanceRe Holdings Ltd.	513	61,724
Travelers Cos., Inc. (The)	3,459	423,174

		2,684,586

Internet & Direct Marketing Retail -7.9%
Amazon.com, Inc. *	6,973	11,852,706
Booking Holdings, Inc. *	426	863,540
Expedia Group, Inc.	1,086	130,526
Netflix, Inc. *	8,775	3,434,798
Wayfair, Inc., Class A *	2,955	350,936

		16,632,506

Internet Software & Services - 5.2%
2U, Inc. *	4,019	335,828
Akamai Technologies, Inc. *	1,027	75,207
Alphabet, Inc., Class A *	2,395	2,704,410
CoStar Group, Inc. *	838	345,784
eBay, Inc. *	13,570	492,048
Facebook, Inc., Class A *	17,311	3,363,874
GoDaddy, Inc., Class A *	5,177	365,496
GrubHub, Inc. *	2,558	268,360
IAC/InterActiveCorp *	2,373	361,859
Match Group, Inc. *(b)	9,106	352,766
Nutanix, Inc., Class A *	10,320	532,202
Okta, Inc. *	7,637	384,676
Twilio, Inc., Class A *	8,796	492,752
Twitter, Inc. *	11,398	497,751
VeriSign, Inc. *	939	129,037
Zillow Group, Inc., Class C *(b)	5,250	310,065

		11,012,115

IT Services - 5.9%
Accenture plc, Class A	7,038	1,151,346
Amdocs Ltd.	1,750	115,833
Automatic Data Processing, Inc.	3,980	533,877
Broadridge Financial Solutions, Inc.	891	102,554
Cognizant Technology Solutions Corp., Class A	4,878	385,313
DXC Technology Co.	7,944	640,366
EPAM Systems, Inc. *	857	106,551

INVESTMENTS	SHARES	VALUE ($)
IT Services - 5.9% (continued)
Fiserv, Inc. *	6,684	$495,218
FleetCor Technologies, Inc. *	1,395	293,857
Genpact Ltd.	2,105	60,898
Global Payments, Inc.	1,848	206,034
Jack Henry & Associates, Inc.	1,350	175,986
Mastercard, Inc., Class A	12,391	2,435,079
PayPal Holdings, Inc. *	14,320	1,192,426
Square, Inc., Class A *	15,511	956,098
Total System Services, Inc.	2,522	213,159
Visa, Inc., Class A (b)	22,996	3,045,820
WEX, Inc. *	350	66,668
Worldpay, Inc. *	2,419	197,826

		12,374,909

Leisure Products - 0.1%
Brunswick Corp.	1,969	126,961
Polaris Industries, Inc.	530	64,755

		191,716

Life Sciences Tools & Services - 0.9%
Illumina, Inc. *	2,189	611,366
IQVIA Holdings, Inc. *	1,617	161,409
Thermo Fisher Scientific, Inc.	5,346	1,107,370

		1,880,145

Machinery - 2.2%
Caterpillar, Inc.	7,666	1,040,046
Deere & Co.	2,753	384,869
Dover Corp.	2,076	151,963
Fortive Corp.	2,886	222,540
Illinois Tool Works, Inc.	4,089	566,490
Ingersoll-Rand plc	3,592	322,310
Middleby Corp. (The) *(b)	1,800	187,956
Nordson Corp.	909	116,725
Oshkosh Corp.	5,294	372,274
Parker-Hannifin Corp.	1,500	233,775
Trinity Industries, Inc.	17,214	589,752
WABCO Holdings, Inc. *	800	93,616
Xylem, Inc.	6,645	447,740

		4,730,056

Media - 0.6%
CBS Corp. (Non-Voting), Class B	1,432	80,507
Charter Communications, Inc., Class A *	369	108,195
Comcast Corp., Class A	19,352	634,939
Liberty Broadband Corp., Class C *	872	66,028
Madison Square Garden Co. (The), Class A *	316	98,020
Sirius XM Holdings, Inc. (b)	26,851	181,781

		1,169,470

Metals & Mining - 0.9%
Alcoa Corp. *	4,603	215,789
Freeport-McMoRan, Inc.	20,225	349,083
Royal Gold, Inc.	6,119	568,088
Steel Dynamics, Inc.	10,719	492,538
United States Steel Corp.	8,213	285,402

		1,910,900

Multiline Retail - 0.6%
Dollar General Corp.	2,313	228,062
Dollar Tree, Inc. *	2,285	194,225
Kohl’s Corp.	2,210	161,109
Macy’s, Inc.	5,211	195,048
Target Corp.	6,867	522,716

		1,301,160

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 0.5%
Ameren Corp.	4,264	$259,464
CMS Energy Corp.	2,100	99,288
Consolidated Edison, Inc.	1,980	154,400
DTE Energy Co.	3,287	340,632
Public Service Enterprise Group, Inc.	4,420	239,299

		1,093,083

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	4,634	339,440
Centennial Resource Development, Inc., Class A *	3,412	61,621
Cheniere Energy, Inc. *	1,851	120,667
Chevron Corp.	2,745	347,050
Concho Resources, Inc. *	1,304	180,408
ConocoPhillips	15,945	1,110,091
Continental Resources, Inc. *	9,565	619,429
Devon Energy Corp.	1,437	63,171
Diamondback Energy, Inc.	8,282	1,089,663
Energen Corp. *	2,559	186,346
EOG Resources, Inc.	3,018	375,530
HollyFrontier Corp.	8,861	606,358
Marathon Oil Corp.	15,867	330,986
Marathon Petroleum Corp.	1,071	75,141
Occidental Petroleum Corp.	3,375	282,420
ONEOK, Inc.	3,772	263,399
Phillips 66	853	95,800
SM Energy Co.	7,014	180,190
Valero Energy Corp.	6,265	694,350
Whiting Petroleum Corp. *	6,497	342,522
WPX Energy, Inc. *	18,798	338,928

		7,703,510

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	4,996	712,879
Nu Skin Enterprises, Inc., Class A	1,366	106,808

		819,687

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	1,287	71,223
Eli Lilly & Co.	7,307	623,506
Johnson & Johnson	4,729	573,817
Nektar Therapeutics *	8,815	430,436
Zoetis, Inc.	6,713	571,881

		2,270,863

Professional Services - 0.2%
Equifax, Inc.	651	81,447
TransUnion	4,008	287,133
Verisk Analytics, Inc. *	906	97,522

		466,102

Road & Rail - 1.0%
CSX Corp.	10,461	667,202
Landstar System, Inc.	909	99,263
Norfolk Southern Corp.	2,500	377,175
Old Dominion Freight Line, Inc.	2,956	440,326
Schneider National, Inc., Class B	4,737	130,315
Union Pacific Corp.	2,312	327,564

		2,041,845

Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	977	93,714
Applied Materials, Inc.	25,474	1,176,644
Broadcom, Inc.	5,542	1,344,711
Cypress Semiconductor Corp.	17,005	264,938
Intel Corp.	27,459	1,364,987
Lam Research Corp.	2,223	384,245
Marvell Technology Group Ltd.	5,944	127,439
Microchip Technology, Inc.	1,024	93,133
Micron Technology, Inc. *	37,507	1,966,867
NVIDIA Corp.	18,364	4,350,432

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 6.7% (continued)
ON Semiconductor Corp. *	25,190	$560,100
Skyworks Solutions, Inc.	3,805	367,753
Texas Instruments, Inc.	16,400	1,808,100
Xilinx, Inc.	2,840	185,338

		14,088,401

Software - 10.3%
Activision Blizzard, Inc.	16,034	1,223,715
Adobe Systems, Inc. *	10,510	2,562,443
ANSYS, Inc. *	2,671	465,235
Atlassian Corp. plc, Class A *	9,017	563,743
Autodesk, Inc. *	2,608	341,883
Electronic Arts, Inc. *	8,682	1,224,336
Fortinet, Inc. *	1,306	81,534
Guidewire Software, Inc. *	2,220	197,092
Intuit, Inc.	4,182	854,403
Microsoft Corp.	94,287	9,297,641
Paycom Software, Inc. *	2,456	242,726
PTC, Inc. *	720	67,543
RealPage, Inc. *	3,443	189,709
Red Hat, Inc. *	2,671	358,902
RingCentral, Inc., Class A *	5,049	355,197
salesforce.com, Inc. *	6,637	905,287
ServiceNow, Inc. *	4,455	768,354
Splunk, Inc. *	2,895	286,923
SS&C Technologies Holdings, Inc.	2,522	130,892
Tableau Software, Inc., Class A *	2,627	256,789
Take-Two Interactive Software, Inc. *	2,784	329,514
Tyler Technologies, Inc. *	831	184,565
VMware, Inc., Class A *	2,936	431,504
Zendesk, Inc. *	8,499	463,111

		21,783,041

Specialty Retail - 2.8%
Best Buy Co., Inc.	4,524	337,400
Burlington Stores, Inc. *	2,806	422,387
Gap, Inc. (The)	5,884	190,583
Home Depot, Inc. (The)	9,814	1,914,711
Lowe’s Cos., Inc.	5,259	502,603
O’Reilly Automotive, Inc. *	1,264	345,792
Ross Stores, Inc.	10,017	848,941
TJX Cos., Inc. (The)	3,445	327,895
Ulta Beauty, Inc. *	1,847	431,201
Urban Outfitters, Inc. *	11,776	524,621

		5,846,134

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	33,087	6,124,734
Hewlett Packard Enterprise Co.	5,467	79,873
HP, Inc.	25,956	588,942
NetApp, Inc.	1,936	152,034
Pure Storage, Inc., Class A *	6,360	151,877

		7,097,460

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	1,835	198,896
Columbia Sportswear Co.	1,687	154,310
Lululemon Athletica, Inc. *	2,564	320,115
NIKE, Inc., Class B	14,717	1,172,651
PVH Corp.	2,485	372,054
Ralph Lauren Corp.	3,941	495,463
VF Corp.	7,224	588,900

		3,302,389

Tobacco - 0.2%
Altria Group, Inc.	8,400	477,036

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. *	2,092	$89,726
United Rentals, Inc. *	3,686	544,127
WW Grainger, Inc.	327	100,847

		734,700

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. *	8,471	506,142

TOTAL COMMON STOCKS (Cost $136,661,243)		204,682,459

SHORT-TERM INVESTMENTS - 3.6%

Investment Companies - 3.6%
Limited Purpose Cash Investment Fund, 1.85% (2)(c)
(Cost $7,718,881)	7,720,339	7,720,339

SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.80% (2)(c)(d)	119,017	119,017
Limited Purpose Cash Investment Fund
1.85% (2)(c)(d)	646,550	646,550

TOTAL SECURITIES LENDING COLLATERAL (Cost $765,567)		765,567

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $145,145,691)		213,168,365

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)% (e)		(1,902,401)

NET ASSETS - 100.0%		$211,265,964

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$32,847,260	15.5%
Consumer Staples	3,539,975	1.7
Energy	7,869,824	3.7
Financials	28,293,194	13.4
Health Care	26,367,513	12.5
Industrials	22,926,689	10.8
Information Technology	70,473,910	33.4
Materials	4,346,704	2.1
Real Estate	3,247,315	1.5
Telecommunication Services	594,424	0.3
Utilities	4,175,651	2.0
Short-Term Investments	7,720,339	3.6
Securities Lending Collateral	765,567	0.4

Total Investments In Securities At Value	213,168,365	100.9
Liabilities in Excess of Other Assets (e)	(1,902,401)	(0.9)

Net Assets	$211,265,964	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $3,097,332.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,400,485 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	31	9/2018	USD	$4,218,480	$(78,310)

					$(78,310)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$307,654	$307,654

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Aerospace & Defense - 1.3%
AAR Corp.	1,190	$55,323
Aerojet Rocketdyne Holdings, Inc. *	2,469	72,811
Aerovironment, Inc. *	1,689	120,645
Axon Enterprise, Inc. *	3,487	220,309
Curtiss-Wright Corp.	527	62,724
Ducommun, Inc. *	1,446	47,848
Engility Holdings, Inc. *	1,335	40,904
Esterline Technologies Corp. *	275	20,295
Kratos Defense & Security Solutions, Inc. *(a)	7,810	89,893
Mercury Systems, Inc. *	2,309	87,881
Vectrus, Inc. *	904	27,861

		846,494

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	1,652	37,319
Atlas Air Worldwide Holdings, Inc. *	400	28,680

		65,999

Airlines - 0.2%
Allegiant Travel Co.	284	39,462
SkyWest, Inc.	1,630	84,597

		124,059

Auto Components - 0.8%
Cooper-Standard Holdings, Inc. *	845	110,416
Dana, Inc.	2,709	54,695
Dorman Products, Inc. *	322	21,996
Fox Factory Holding Corp. *	1,895	88,212
Gentherm, Inc. *	1,057	41,540
LCI Industries	914	82,397
Modine Manufacturing Co. *	2,061	37,613
Motorcar Parts of America, Inc. *	1,306	24,435
Standard Motor Products, Inc.	641	30,986
Tower International, Inc.	753	23,946

		516,236

Automobiles - 0.1%
Winnebago Industries, Inc.	1,452	58,951

Banks - 4.4%
Allegiance Bancshares, Inc. *	1,709	74,085
Ameris Bancorp	1,938	103,392
Banc of California, Inc.	1,072	20,958
Blue Hills Bancorp, Inc.	1,200	26,640
Boston Private Financial Holdings, Inc.	1,715	27,269
Carolina Financial Corp.	3,277	140,649
CenterState Bank Corp.	1,137	33,905
Central Pacific Financial Corp.	835	23,923
Central Valley Community Bancorp	2,008	42,489
ConnectOne Bancorp, Inc.	1,237	30,801
Customers Bancorp, Inc. *	798	22,647
Eagle Bancorp, Inc. *	1,313	80,487
Enterprise Financial Services Corp.	1,251	67,491
FCB Financial Holdings, Inc., Class A *	1,714	100,783
Fidelity Southern Corp.	1,125	28,586
First Bancorp/PR *	13,278	101,577
First Commonwealth Financial Corp.	1,291	20,023
First Interstate BancSystem, Inc., Class A	2,466	104,065
First Merchants Corp.	654	30,346
Great Western Bancorp, Inc.	2,149	90,237
Green Bancorp, Inc.	4,394	94,910

INVESTMENTS	SHARES	VALUE ($)
Banks - 4.4% (continued)
Hanmi Financial Corp.	825	$23,389
Horizon Bancorp, Inc.	1,113	23,028
Independent Bank Corp./MA	552	43,277
Independent Bank Corp./MI	4,596	117,198
Independent Bank Group, Inc.	1,252	83,634
Lakeland Bancorp, Inc.	1,023	20,307
Lakeland Financial Corp.	1,783	85,923
LegacyTexas Financial Group, Inc.	990	38,630
Mercantile Bank Corp.	568	20,993
National Bank Holdings Corp., Class A	1,243	47,967
National Commerce Corp. *	585	27,086
OFG Bancorp (a)	3,429	48,177
Old Second Bancorp, Inc.	3,326	47,894
Pacific Premier Bancorp, Inc. *	850	32,428
Peoples Bancorp, Inc.	732	27,655
People’s Utah Bancorp	1,275	45,518
Preferred Bank	1,654	101,655
QCR Holdings, Inc.	921	43,701
Republic First Bancorp, Inc. *	10,891	85,494
Seacoast Banking Corp. of Florida *	1,369	43,233
ServisFirst Bancshares, Inc.	5,062	211,237
Southside Bancshares, Inc.	813	27,382
Towne Bank	1,096	35,182
TriState Capital Holdings, Inc. *	1,369	35,731
Triumph Bancorp, Inc. *	1,976	80,522
United Community Banks, Inc.	2,355	72,228
Veritex Holdings, Inc. *	1,476	45,859
Wintrust Financial Corp.	545	47,442

		2,828,033

Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	249	33,647
Craft Brew Alliance, Inc. *	1,463	30,211
MGP Ingredients, Inc.	1,264	112,256
National Beverage Corp. *	2,559	273,557

		449,671

Biotechnology - 12.3%
Abeona Therapeutics, Inc. *(a)	5,422	86,752
Acceleron Pharma, Inc. *	538	26,104
Adamas Pharmaceuticals, Inc. *(a)	1,805	46,623
Adverum Biotechnologies, Inc. *	3,101	16,435
Aeglea BioTherapeutics, Inc. *	3,738	39,548
Aimmune Therapeutics, Inc. *	3,053	82,095
Amicus Therapeutics, Inc. *	8,634	134,863
AnaptysBio, Inc. *	1,438	102,156
Arena Pharmaceuticals, Inc. *	1,697	73,989
ArQule, Inc. *	20,323	112,386
Array BioPharma, Inc. *	13,008	218,274
Arrowhead Pharmaceuticals, Inc. *	13,299	180,866
Atara Biotherapeutics, Inc. *	2,719	99,923
Athersys, Inc. *	13,981	27,543
Audentes Therapeutics, Inc. *	2,271	86,775
AVEO Pharmaceuticals, Inc. *	27,549	62,261
Avid Bioservices, Inc. *	1,371	5,374
BioSpecifics Technologies Corp. *	495	22,206
Bluebird Bio, Inc. *	1,382	216,905
Blueprint Medicines Corp. *	2,780	176,474
Cara Therapeutics, Inc. *(a)	1,783	34,145
CareDx, Inc. *	9,426	115,374
CASI Pharmaceuticals, Inc. *	10,817	89,024
Catalyst Biosciences, Inc. *	3,929	45,851
Catalyst Pharmaceuticals, Inc. *	27,771	86,646
ChemoCentryx, Inc. *	3,517	46,319
Corbus Pharmaceuticals Holdings, Inc. *	4,505	22,750

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 12.3% (continued)
CTI BioPharma Corp. *(a)	370	$1,843
CytomX Therapeutics, Inc. *	1,995	45,606
Dicerna Pharmaceuticals, Inc. *	6,411	78,535
Dynavax Technologies Corp. *(a)	3,962	60,421
Eagle Pharmaceuticals, Inc. *(a)	385	29,129
Editas Medicine, Inc. *	1,415	50,700
Emergent BioSolutions, Inc. *	721	36,403
Enanta Pharmaceuticals, Inc. *	1,119	129,692
Epizyme, Inc. *	2,095	28,387
Esperion Therapeutics, Inc. *(a)	2,020	79,164
Exact Sciences Corp. *	3,045	182,061
Fate Therapeutics, Inc. *	6,292	71,351
Fennec Pharmaceuticals, Inc. (Canada) *	2,346	24,492
FibroGen, Inc. *	4,305	269,493
Flexion Therapeutics, Inc. *(a)	1,317	34,044
G1 Therapeutics, Inc. *	1,475	64,104
Geron Corp. *	8,983	30,812
Global Blood Therapeutics, Inc. *	1,747	78,964
GTx, Inc. *	2,623	40,158
Halozyme Therapeutics, Inc. *	3,681	62,099
ImmunoGen, Inc. *	8,871	86,315
Immunomedics, Inc. *(a)	15,035	355,878
Insmed, Inc. *	2,533	59,905
Iovance Biotherapeutics, Inc. *	4,747	60,762
Ironwood Pharmaceuticals, Inc. *	1,510	28,871
Karyopharm Therapeutics, Inc. *	1,666	28,305
Kura Oncology, Inc. *	1,090	19,838
Lexicon Pharmaceuticals, Inc. *	2,244	26,928
Ligand Pharmaceuticals, Inc. *	630	130,517
Loxo Oncology, Inc. *	2,350	407,678
Madrigal Pharmaceuticals, Inc. *(a)	1,702	476,032
MiMedx Group, Inc. *(a)	4,217	26,947
Mirati Therapeutics, Inc. *	3,812	187,932
Momenta Pharmaceuticals, Inc. *	1,455	29,755
Myriad Genetics, Inc. *	2,484	92,827
Pieris Pharmaceuticals, Inc. *	6,644	33,685
PolarityTE, Inc. *	1,145	26,953
Portola Pharmaceuticals, Inc. *	739	27,912
PTC Therapeutics, Inc. *	2,980	100,515
Puma Biotechnology, Inc. *	1,912	113,095
REGENXBIO, Inc. *	3,555	255,071
Repligen Corp. *	1,280	60,211
Retrophin, Inc. *	2,107	57,437
Sage Therapeutics, Inc. *	758	118,650
Sangamo Therapeutics, Inc. *(a)	5,740	81,508
Sarepta Therapeutics, Inc. *	3,470	458,665
Savara, Inc. *	1,795	20,319
Sorrento Therapeutics, Inc. *	10,873	78,286
Spark Therapeutics, Inc. *	376	31,118
Spectrum Pharmaceuticals, Inc. *	5,591	117,187
Stemline Therapeutics, Inc. *	1,747	28,039
T2 Biosystems, Inc. *	4,181	32,361
TG Therapeutics, Inc. *	4,501	59,188
Vanda Pharmaceuticals, Inc. *	1,751	33,357
Verastem, Inc. *	9,980	68,662
Vericel Corp. *	6,001	58,210
Viking Therapeutics, Inc. *	12,115	114,971
Vital Therapies, Inc. *	5,053	34,613
Voyager Therapeutics, Inc. *	1,962	38,338
Xencor, Inc. *	2,514	93,043
XOMA Corp. *	1,852	38,670
Zafgen, Inc. *	2,228	22,792

		7,876,465

INVESTMENTS	SHARES	VALUE ($)
Building Products - 1.2%
AAON, Inc.	1,050	$34,913
American Woodmark Corp. *	658	60,240
Apogee Enterprises, Inc.	791	38,102
Builders FirstSource, Inc. *	5,687	104,015
Continental Building Products, Inc. *	1,526	48,145
Gibraltar Industries, Inc. *	1,568	58,800
Masonite International Corp. *	767	55,109
NCI Building Systems, Inc. *	1,241	26,061
Patrick Industries, Inc. *	3,309	188,117
PGT Innovations, Inc. *	1,534	31,984
Simpson Manufacturing Co., Inc.	500	31,095
Trex Co., Inc. *	1,886	118,045

		794,626

Capital Markets - 1.4%
Evercore, Inc., Class A	659	69,492
Hamilton Lane, Inc., Class A	2,895	138,873
Houlihan Lokey, Inc.	3,975	203,599
Investment Technology Group, Inc.	1,146	23,974
Moelis & Co., Class A	3,290	192,959
Piper Jaffray Cos.	826	63,478
PJT Partners, Inc., Class A	2,344	125,146
Stifel Financial Corp.	987	51,571
Virtu Financial, Inc., Class A	1,605	42,613

		911,705

Chemicals - 1.8%
AdvanSix, Inc. *	705	25,824
Chase Corp.	298	34,940
Ferro Corp. *	4,196	87,487
Ingevity Corp. *	1,514	122,422
Innophos Holdings, Inc.	508	24,181
Innospec, Inc.	332	25,415
Intrepid Potash, Inc. *	6,622	27,150
KMG Chemicals, Inc.	978	72,157
Koppers Holdings, Inc. *	549	21,054
Kraton Corp. *	1,461	67,410
Kronos Worldwide, Inc.	6,986	157,394
Minerals Technologies, Inc.	500	37,675
PolyOne Corp.	639	27,618
Rayonier Advanced Materials, Inc.	1,897	32,420
Sensient Technologies Corp.	883	63,179
Trinseo SA	2,538	180,071
Tronox Ltd., Class A	5,846	115,049
Valhi, Inc.	4,747	22,596

		1,144,042

Commercial Services & Supplies - 1.1%
ACCO Brands Corp.	1,709	23,670
Brady Corp., Class A	570	21,974
Brink’s Co. (The)	2,779	221,625
Casella Waste Systems, Inc., Class A *	1,226	31,398
Healthcare Services Group, Inc. (a)	1,725	74,503
Interface, Inc.	1,215	27,884
Kimball International, Inc., Class B	1,371	22,155
McGrath RentCorp	478	30,243
Mobile Mini, Inc.	671	31,470
MSA Safety, Inc.	319	30,732
Multi-Color Corp.	444	28,705
Quad/Graphics, Inc.	1,804	37,577
SP Plus Corp. *	660	24,552
Tetra Tech, Inc.	533	31,181
US Ecology, Inc.	349	22,231
Viad Corp.	445	24,141

		684,041

Communications Equipment - 0.7%
Applied Optoelectronics, Inc. *(a)	932	41,847

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 0.7% (continued)
EMCORE Corp. *	1,607	$8,115
Extreme Networks, Inc. *	8,929	71,075
InterDigital, Inc.	771	62,374
Lumentum Holdings, Inc. *(a)	2,891	167,389
Ubiquiti Networks, Inc. *(a)	596	50,493
ViaSat, Inc. *(a)	411	27,011
Viavi Solutions, Inc. *	2,785	28,518

		456,822

Construction & Engineering - 1.0%
Argan, Inc.	871	35,667
Comfort Systems USA, Inc.	1,346	61,647
Dycom Industries, Inc. *	1,060	100,180
EMCOR Group, Inc.	545	41,518
Granite Construction, Inc.	465	25,882
HC2 Holdings, Inc. *	962	5,628
IES Holdings, Inc. *	805	13,484
MasTec, Inc. *	3,296	167,272
NV5 Global, Inc. *	1,032	71,518
Primoris Services Corp.	1,390	37,850
Sterling Construction Co., Inc. *	4,619	60,185
Tutor Perini Corp. *	1,360	25,092

		645,923

Construction Materials - 0.3%
Summit Materials, Inc., Class A *	3,719	97,624
US Concrete, Inc. *(a)	1,821	95,602

		193,226

Consumer Finance - 0.7%
Encore Capital Group, Inc. *	565	20,679
Enova International, Inc. *	1,622	59,284
EZCORP, Inc., Class A *	5,444	65,600
FirstCash, Inc.	796	71,521
Green Dot Corp., Class A *	2,797	205,272
Nelnet, Inc., Class A	400	23,364

		445,720

Containers & Packaging - 0.1%
Greif, Inc., Class A	1,746	92,346

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	991	22,496

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. *	1,631	78,451
American Public Education, Inc. *	429	18,061
Cambium Learning Group, Inc. *	2,935	32,725
Career Education Corp. *	9,718	157,140
Chegg, Inc. *	8,124	225,766
Grand Canyon Education, Inc. *	465	51,899
Sotheby’s *	639	34,723
Strayer Education, Inc.	286	32,321
Weight Watchers International, Inc. *	5,019	507,421

		1,138,507

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	1,056	56,390
Intelsat SA *	12,697	211,532
Iridium Communications, Inc. *	2,656	42,762
ORBCOMM, Inc. *	3,221	32,532
Vonage Holdings Corp. *	9,181	118,343

		461,559

Electric Utilities - 0.5%
ALLETE, Inc.	864	66,882
El Paso Electric Co.	636	37,588
MGE Energy, Inc.	949	59,835
Otter Tail Corp.	739	35,176
PNM Resources, Inc.	1,826	71,031

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.5% (continued)
Spark Energy, Inc., Class A	3,072	$29,952

		300,464

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	394	18,865
Energous Corp. *	1,724	25,567
Enphase Energy, Inc. *	18,427	124,014
Generac Holdings, Inc. *	846	43,764
Plug Power, Inc. *(a)	15,010	30,320
Sunrun, Inc. *	6,676	87,789
Vicor Corp. *	2,390	104,084

		434,403

Electronic Equipment, Instruments & Components - 2.4%
Badger Meter, Inc.	1,137	50,824
Benchmark Electronics, Inc.	686	19,997
Control4 Corp. *	4,007	97,410
CTS Corp.	722	25,992
Electro Scientific Industries, Inc. *(a)	2,544	40,119
ePlus, Inc. *	1,100	103,510
Fabrinet (Thailand) *	1,258	46,408
II-VI, Inc. *	2,226	96,720
Insight Enterprises, Inc. *	904	44,233
Itron, Inc. *	845	50,742
KEMET Corp. *	5,187	125,266
Littelfuse, Inc.	299	68,226
Mesa Laboratories, Inc.	432	91,186
Methode Electronics, Inc.	887	35,746
Novanta, Inc. *	2,973	185,218
OSI Systems, Inc. *	393	30,391
PAR Technology Corp. *	1,152	20,367
Plexus Corp. *	600	35,724
Rogers Corp. *	667	74,344
Sanmina Corp. *	1,295	37,943
SYNNEX Corp.	743	71,707
Systemax, Inc.	2,525	86,683
Tech Data Corp. *	594	48,779
TTM Technologies, Inc. *	3,581	63,133

		1,550,668

Energy Equipment & Services - 1.1%
Archrock, Inc.	5,634	67,608
Bristow Group, Inc. *	1,314	18,541
Exterran Corp. *	2,681	67,132
ION Geophysical Corp. *	4,068	98,853
Mammoth Energy Services, Inc. *(a)	3,520	119,539
Matrix Service Co. *	2,886	52,958
McDermott International, Inc. *	3,719	73,078
Pioneer Energy Services Corp. *	12,911	75,529
Profire Energy, Inc. *	9,021	30,491
Solaris Oilfield Infrastructure, Inc., Class A *	3,013	43,056
Unit Corp. *	1,929	49,305

		696,090

Equity Real Estate Investment Trusts (REITs) - 1.8%
Agree Realty Corp.	570	30,079
CareTrust REIT, Inc.	2,224	37,119
EastGroup Properties, Inc.	528	50,456
Four Corners Property Trust, Inc.	799	19,679
Getty Realty Corp.	891	25,099
Gladstone Commercial Corp.	2,247	43,187
Independence Realty Trust, Inc.	2,998	30,909
Innovative Industrial Properties, Inc.	2,031	74,375
Jernigan Capital, Inc.	1,105	21,061
Monmouth Real Estate Investment Corp.	2,816	46,548
National Storage Affiliates Trust	3,565	109,873
NexPoint Residential Trust, Inc.	2,537	72,178

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.8% (continued)
Preferred Apartment Communities, Inc., Class A	2,640	$44,854
PS Business Parks, Inc.	1,113	143,021
Rexford Industrial Realty, Inc.	3,858	121,103
Ryman Hospitality Properties, Inc.	1,077	89,553
STAG Industrial, Inc.	753	20,504
Summit Hotel Properties, Inc.	1,368	19,576
Terreno Realty Corp.	2,242	84,456
UMH Properties, Inc.	1,668	25,604
Universal Health Realty Income Trust	544	34,805
Xenia Hotels & Resorts, Inc.	1,185	28,867

		1,172,906

Food & Staples Retailing - 0.1%
Performance Food Group Co. *	842	30,901

Food Products - 0.8%
Calavo Growers, Inc. (a)	432	41,537
Darling Ingredients, Inc. *	1,560	31,013
Fresh Del Monte Produce, Inc.	1,588	70,745
J&J Snack Foods Corp.	693	105,662
John B Sanfilippo & Son, Inc.	879	65,441
Lancaster Colony Corp.	718	99,386
Sanderson Farms, Inc.	885	93,058

		506,842

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	631	50,448
New Jersey Resources Corp.	914	40,902
Northwest Natural Gas Co.	369	23,542
ONE Gas, Inc.	2,675	199,930
Southwest Gas Holdings, Inc.	463	35,313
Spire, Inc.	443	31,298

		381,433

Health Care Equipment & Supplies - 5.9%
Anika Therapeutics, Inc. *	794	25,408
Antares Pharma, Inc. *	20,432	52,715
AtriCure, Inc. *	1,381	37,356
AxoGen, Inc. *	5,638	283,309
Cantel Medical Corp.	507	49,868
Cardiovascular Systems, Inc. *	1,382	44,694
Cerus Corp. *	7,731	51,566
CONMED Corp.	500	36,600
CryoPort, Inc. *	6,759	106,657
Cutera, Inc. *	2,622	105,667
CytoSorbents Corp. *	5,195	59,223
Glaukos Corp. *(a)	685	27,838
Globus Medical, Inc., Class A *	3,554	179,335
Haemonetics Corp. *	1,734	155,505
Heska Corp. *	1,195	124,029
ICU Medical, Inc. *	204	59,905
Inogen, Inc. *	1,821	339,307
Insulet Corp. *	861	73,788
Integer Holdings Corp. *	806	52,108
Integra LifeSciences Holdings Corp. *	839	54,040
IntriCon Corp. *	2,452	98,816
iRhythm Technologies, Inc. *	858	69,609
K2M Group Holdings, Inc. *	1,995	44,887
Lantheus Holdings, Inc. *	7,341	106,811
LeMaitre Vascular, Inc.	2,231	74,694
LivaNova plc *	1,454	145,138
Masimo Corp. *	723	70,601
Merit Medical Systems, Inc. *	1,284	65,741
Natus Medical, Inc. *	1,478	50,991
Neogen Corp. *	640	51,322
Nevro Corp. *	1,184	94,542
Novocure Ltd. *	5,351	167,486

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 5.9% (continued)
Nuvectra Corp. *	2,698	$55,390
OraSure Technologies, Inc. *	5,391	88,790
Penumbra, Inc. *	428	59,128
Pulse Biosciences, Inc. *(a)	1,813	27,449
Quidel Corp. *	1,768	117,572
Senseonics Holdings, Inc. *	12,072	49,616
Sientra, Inc. *	1,704	33,245
STAAR Surgical Co. *	3,345	103,695
Surmodics, Inc. *	345	19,044
Tactile Systems Technology, Inc. *	1,533	79,716
TransEnterix, Inc. *	37,446	163,265
ViewRay, Inc. *(a)	6,435	44,530

		3,800,996

Health Care Providers & Services - 2.6%
Addus HomeCare Corp. *	1,804	103,279
Amedisys, Inc. *	745	63,668
AMN Healthcare Services, Inc. *	1,696	99,386
BioTelemetry, Inc. *	3,065	137,925
Chemed Corp.	279	89,785
CorVel Corp. *	404	21,816
Diplomat Pharmacy, Inc. *(a)	2,496	63,798
Encompass Health Corp.	968	65,553
Ensign Group, Inc. (The)	1,365	48,894
HealthEquity, Inc. *	2,634	197,813
LHC Group, Inc. *	1,013	86,703
Magellan Health, Inc. *	211	20,245
Molina Healthcare, Inc. *	1,269	124,286
Providence Service Corp. (The) *	400	31,420
R1 RCM, Inc. *	7,236	62,809
RadNet, Inc. *	2,195	32,925
Select Medical Holdings Corp. *	3,001	54,468
Tenet Healthcare Corp. *	4,080	136,966
Tivity Health, Inc. *	4,511	158,787
Triple-S Management Corp., Class B *	457	17,850
US Physical Therapy, Inc.	280	26,880

		1,645,256

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. *	2,012	24,144
Evolent Health, Inc., Class A *	1,307	27,512
Inovalon Holdings, Inc., Class A *(a)	2,353	23,353
Medidata Solutions, Inc. *	1,607	129,460
Omnicell, Inc. *	1,035	54,286
Tabula Rasa HealthCare, Inc. *	2,396	152,937
Teladoc, Inc. *(a)	4,106	238,353
Vocera Communications, Inc. *	901	26,931

		676,976

Hotels, Restaurants & Leisure - 4.1%
Boyd Gaming Corp.	5,217	180,821
Caesars Entertainment Corp. *	17,399	186,169
Churchill Downs, Inc.	406	120,379
Cracker Barrel Old Country Store, Inc. (a)	385	60,141
Dave & Buster’s Entertainment, Inc. *	867	41,269
Denny’s Corp. *	2,000	31,860
Dine Brands Global, Inc.	231	17,279
Eldorado Resorts, Inc. *(a)	7,283	284,765
Golden Entertainment, Inc. *	1,870	50,471
Jack in the Box, Inc.	818	69,628
Marriott Vacations Worldwide Corp.	1,561	176,331
Nathan’s Famous, Inc.	443	41,686
Noodles & Co. *	1,484	18,253
Papa John’s International, Inc.	521	26,425
Penn National Gaming, Inc. *	4,764	160,023
Planet Fitness, Inc., Class A *	5,837	256,478
RCI Hospitality Holdings, Inc.	2,273	71,941

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 4.1% (continued)
Red Robin Gourmet Burgers, Inc. *	534	$24,884
Red Rock Resorts, Inc., Class A	2,915	97,653
Ruth’s Hospitality Group, Inc.	1,920	53,856
Scientific Games Corp. *	6,723	330,436
Sonic Corp. (a)	727	25,023
Texas Roadhouse, Inc.	2,332	152,769
Town Sports International Holdings, Inc. *	2,674	38,907
Wingstop, Inc.	1,946	101,426

		2,618,873

Household Durables - 1.5%
Cavco Industries, Inc. *	433	89,912
Helen of Troy Ltd. *	962	94,709
Hooker Furniture Corp.	780	36,582
Installed Building Products, Inc. *	2,448	138,434
iRobot Corp. *(a)	385	29,171
KB Home	2,111	57,504
La-Z-Boy, Inc.	722	22,093
LGI Homes, Inc. *(a)	3,079	177,751
MDC Holdings, Inc.	747	22,985
TopBuild Corp. *	2,711	212,380
TRI Pointe Group, Inc. *	1,755	28,712
William Lyon Homes, Class A *	1,075	24,940
ZAGG, Inc. *	2,033	35,171

		970,344

Household Products - 0.3%
Central Garden & Pet Co., Class A *	3,085	124,850
WD-40 Co.	467	68,299

		193,149

Independent Power and Renewable Electricity Producers - 0.0% (b)
NRG Yield, Inc., Class C	1,476	25,387

Insurance - 2.2%
American Equity Investment Life Holding Co.	1,528	55,008
AMERISAFE, Inc.	907	52,379
Argo Group International Holdings Ltd.	2,019	117,405
CNO Financial Group, Inc.	2,737	52,112
Employers Holdings, Inc.	574	23,075
Enstar Group Ltd. *	673	139,513
Health Insurance Innovations, Inc., Class A *	4,863	157,318
James River Group Holdings Ltd.	2,244	88,167
Kemper Corp.	765	57,872
Kingstone Cos., Inc.	811	13,706
National General Holdings Corp.	1,414	37,231
Navigators Group, Inc. (The)	766	43,662
Primerica, Inc.	1,888	188,045
RLI Corp.	1,284	84,988
Selective Insurance Group, Inc.	768	42,240
Trupanion, Inc. *(a)	2,219	85,653
United Fire Group, Inc.	1,284	69,991
United Insurance Holdings Corp.	2,600	50,908
Universal Insurance Holdings, Inc.	1,100	38,610

		1,397,883

Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A *	3,613	45,343
Gaia, Inc. *	1,586	32,116
Groupon, Inc. *	14,802	63,649
Nutrisystem, Inc.	1,547	59,559
Overstock.com, Inc. *	618	20,796
PetMed Express, Inc. (a)	2,559	112,724
Shutterfly, Inc. *	1,068	96,152

		430,339

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 7.0%
2U, Inc. *	971	$81,137
Alarm.com Holdings, Inc. *	2,412	97,397
Alteryx, Inc., Class A *	2,786	106,314
Appfolio, Inc., Class A *	3,881	237,323
Apptio, Inc., Class A *	3,248	117,578
Blucora, Inc. *	4,127	152,699
Box, Inc., Class A *	3,222	80,518
Carbonite, Inc. *	3,115	108,713
Cimpress NV (Netherlands) *	1,425	206,568
Coupa Software, Inc. *	1,480	92,115
eGain Corp. *	4,619	69,747
Envestnet, Inc. *	990	54,400
Etsy, Inc. *	7,354	310,265
Five9, Inc. *	7,053	243,822
GrubHub, Inc. *	2,909	305,183
GTT Communications, Inc. *	2,058	92,610
Hortonworks, Inc. *	4,372	79,658
Instructure, Inc. *	1,728	73,526
Internap Corp. *	1,860	19,381
j2 Global, Inc.	616	53,352
Limelight Networks, Inc. *	5,392	24,102
LivePerson, Inc. *	2,666	56,253
MINDBODY, Inc., Class A *	4,142	159,881
New Relic, Inc. *	2,895	291,208
Nutanix, Inc., Class A *	5,751	296,579
Q2 Holdings, Inc. *	1,618	92,307
QuinStreet, Inc. *	7,756	98,501
Quotient Technology, Inc. *	2,633	34,492
Remark Holdings, Inc. *	7,357	28,766
ShotSpotter, Inc. *	618	23,441
SPS Commerce, Inc. *	593	43,574
Stamps.com, Inc. *	1,216	307,709
TechTarget, Inc. *	3,191	90,624
Trade Desk, Inc. (The), Class A *(a)	1,666	156,271
TrueCar, Inc. *(a)	2,890	29,160
Tucows, Inc., Class A *	1,347	81,696
Twilio, Inc., Class A *	1,387	77,700
Veritone, Inc. *	1,449	24,372

		4,498,942

IT Services - 0.9%
Acxiom Corp. *	961	28,782
CACI International, Inc., Class A *	385	64,892
CSG Systems International, Inc.	958	39,153
EPAM Systems, Inc. *	516	64,154
Everi Holdings, Inc. *	11,920	85,824
ExlService Holdings, Inc. *	709	40,137
ManTech International Corp., Class A	743	39,855
MAXIMUS, Inc.	1,045	64,905
Perficient, Inc. *	927	24,445
Science Applications International Corp.	553	44,754
Syntel, Inc. *	1,504	48,263
Virtusa Corp. *	955	46,489

		591,653

Leisure Products - 0.1%
Callaway Golf Co.	998	18,932
Sturm Ruger & Co., Inc. (a)	385	21,560

		40,492

Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. *(a)	2,660	59,318
Cambrex Corp. *	854	44,664
Codexis, Inc. *	10,086	145,238
Enzo Biochem, Inc. *	4,748	24,642
NeoGenomics, Inc. *	2,416	31,674

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Life Sciences Tools & Services - 0.7% (continued)
PRA Health Sciences, Inc. *	938	$87,572
Syneos Health, Inc. *	751	35,222

		428,330

Machinery - 3.7%
Alamo Group, Inc.	289	26,114
Albany International Corp., Class A	692	41,624
Altra Industrial Motion Corp.	764	32,928
Astec Industries, Inc.	509	30,438
Barnes Group, Inc.	873	51,420
Chart Industries, Inc. *	1,065	65,689
Columbus McKinnon Corp.	620	26,883
DMC Global, Inc.	2,204	98,960
Douglas Dynamics, Inc.	969	46,512
EnPro Industries, Inc.	521	36,444
Federal Signal Corp.	2,000	46,580
Global Brass & Copper Holdings, Inc.	3,107	97,404
Greenbrier Cos., Inc. (The)	726	38,296
Harsco Corp. *	4,007	88,555
Hillenbrand, Inc.	650	30,648
Hyster-Yale Materials Handling, Inc.	348	22,359
John Bean Technologies Corp.	1,580	140,462
Kadant, Inc.	620	59,613
Kennametal, Inc.	2,429	87,201
Lydall, Inc. *	1,067	46,575
Manitowoc Co., Inc. (The) *	1,657	42,850
Meritor, Inc. *	4,408	90,673
Mueller Water Products, Inc., Class A	5,126	60,077
Navistar International Corp. *	5,012	204,089
Proto Labs, Inc. *	1,293	153,802
RBC Bearings, Inc. *	504	64,920
Rexnord Corp. *	1,006	29,234
Spartan Motors, Inc.	7,354	111,045
SPX Corp. *	4,606	161,440
SPX FLOW, Inc. *	638	27,925
Standex International Corp.	358	36,588
Sun Hydraulics Corp.	453	21,830
Tennant Co.	497	39,263
Titan International, Inc.	7,037	75,507
Wabash National Corp.	1,518	28,326
Watts Water Technologies, Inc., Class A	425	33,320
Woodward, Inc.	689	52,957

		2,348,551

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	7,778	26,445
Scorpio Bulkers, Inc.	4,339	30,807

		57,252

Media - 1.1%
Central European Media Enterprises Ltd., Class A *	3,911	16,231
Gray Television, Inc. *	2,135	33,733
Liberty Media Corp.-Liberty Braves, Class C *	1,059	27,386
New York Times Co. (The), Class A	7,234	187,360
Nexstar Media Group, Inc., Class A	356	26,130
Sinclair Broadcast Group, Inc., Class A	612	19,676
World Wrestling Entertainment, Inc., Class A (a)	4,982	362,789

		673,305

Metals & Mining - 1.2%
AK Steel Holding Corp. *(a)	5,205	22,590
Allegheny Technologies, Inc. *	4,725	118,692
Carpenter Technology Corp.	777	40,847
Century Aluminum Co. *	7,848	123,606

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 1.2% (continued)
Cleveland-Cliffs, Inc. *	6,004	$50,614
Kaiser Aluminum Corp.	680	70,795
Schnitzer Steel Industries, Inc., Class A	1,607	54,156
SunCoke Energy, Inc. *	3,986	53,412
Warrior Met Coal, Inc.	4,515	124,479
Worthington Industries, Inc.	1,849	77,602

		736,793

Multiline Retail - 0.7%
Big Lots, Inc.	713	29,789
Dillard’s, Inc., Class A (a)	517	48,856
Ollie’s Bargain Outlet Holdings, Inc. *	5,105	370,113

		448,758

Multi-Utilities - 0.0% (b)
Unitil Corp.	507	25,877

Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. *	19,535	56,456
Arch Coal, Inc., Class A	592	46,431
California Resources Corp. *(a)	4,667	212,068
Callon Petroleum Co. *	3,228	34,669
CVR Energy, Inc. (a)	2,269	83,930
Delek US Holdings, Inc.	3,645	182,870
Denbury Resources, Inc. *	31,909	153,482
GasLog Ltd. (Monaco)	1,757	33,559
Golar LNG Ltd.	1,216	35,823
HighPoint Resources Corp. *	11,621	70,656
Matador Resources Co. *	1,372	41,229
Northern Oil and Gas, Inc. *	6,732	21,206
Pacific Ethanol, Inc. *	900	2,340
Par Pacific Holdings, Inc. *	1,283	22,299
Peabody Energy Corp.	2,930	133,256
Penn Virginia Corp. *	279	23,684
Resolute Energy Corp. *(a)	2,135	66,612
REX American Resources Corp. *	300	24,291
Ring Energy, Inc. *	5,063	63,895
SRC Energy, Inc. *	2,645	29,148
Uranium Energy Corp. *(a)	20,939	33,712
W&T Offshore, Inc. *	14,430	103,174
WildHorse Resource Development Corp. *	5,218	132,328
Zion Oil & Gas, Inc. *	8,492	34,435

		1,641,553

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	3,731	101,558
Verso Corp., Class A *	5,660	123,161

		224,719

Personal Products - 0.4%
Medifast, Inc.	896	143,503
USANA Health Sciences, Inc. *	765	88,205

		231,708

Pharmaceuticals - 3.2%
Aerie Pharmaceuticals, Inc. *	1,859	125,576
Amphastar Pharmaceuticals, Inc. *	1,336	20,387
Ampio Pharmaceuticals, Inc. *	8,919	19,622
ANI Pharmaceuticals, Inc. *	400	26,720
Assembly Biosciences, Inc. *	2,620	102,730
Catalent, Inc. *	1,308	54,792
Clearside Biomedical, Inc. *	2,103	22,481
Collegium Pharmaceutical, Inc. *	3,303	78,777
Corcept Therapeutics, Inc. *(a)	8,060	126,703
Cymabay Therapeutics, Inc. *	5,714	76,682
Durect Corp. *	13,071	20,391
Endocyte, Inc. *	8,959	123,634
Intersect ENT, Inc. *	2,992	112,050

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 3.2% (continued)
Intra-Cellular Therapies, Inc. *	2,531	$44,723
Marinus Pharmaceuticals, Inc. *	12,261	86,685
MyoKardia, Inc. *	2,930	145,475
Nektar Therapeutics *	5,990	292,492
Omeros Corp. *	1,630	29,568
Phibro Animal Health Corp., Class A	2,245	103,382
Reata Pharmaceuticals, Inc., Class A *	1,337	46,755
Revance Therapeutics, Inc. *	805	22,097
Supernus Pharmaceuticals, Inc. *	2,833	169,555
TherapeuticsMD, Inc. *(a)	3,563	22,233
WaVe Life Sciences Ltd. *	1,387	53,053
Zogenix, Inc. *	3,119	137,860

		2,064,423

Professional Services - 1.2%
ASGN, Inc. *	1,729	135,190
Exponent, Inc.	1,152	55,642
FTI Consulting, Inc. *	505	30,542
Insperity, Inc.	1,904	181,356
Korn/Ferry International	2,498	154,701
TriNet Group, Inc. *	2,358	131,907
Willdan Group, Inc. *	2,362	73,151

		762,489

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,572	53,998
RE/MAX Holdings, Inc., Class A	1,348	70,703
RMR Group, Inc. (The), Class A	1,492	117,047

		241,748

Road & Rail - 0.9%
ArcBest Corp.	1,360	62,152
Avis Budget Group, Inc. *	1,726	56,095
Covenant Transportation Group, Inc., Class A *	1,000	31,500
Heartland Express, Inc.	1,825	33,854
Knight-Swift Transportation Holdings, Inc.	4,049	154,712
Marten Transport Ltd.	1,333	31,259
Saia, Inc. *	1,580	127,743
USA Truck, Inc. *	1,691	39,688
Werner Enterprises, Inc.	1,643	61,694

		598,697

Semiconductors & Semiconductor Equipment - 2.5%
Adesto Technologies Corp. *	2,649	22,252
Advanced Energy Industries, Inc. *	1,474	85,625
Alpha & Omega Semiconductor Ltd. *	1,934	27,540
Amkor Technology, Inc. *	7,188	61,745
Axcelis Technologies, Inc. *	3,121	61,796
AXT, Inc. *	3,076	21,686
Brooks Automation, Inc.	3,242	105,754
Cabot Microelectronics Corp.	651	70,021
CEVA, Inc. *	693	20,929
Cohu, Inc.	1,054	25,833
Cree, Inc. *	2,170	90,207
Diodes, Inc. *	1,023	35,263
Entegris, Inc.	5,309	179,975
FormFactor, Inc. *	2,760	36,708
Ichor Holdings Ltd. *(a)	997	21,156
Integrated Device Technology, Inc. *	2,712	86,458
MaxLinear, Inc. *	3,878	60,458
MKS Instruments, Inc.	1,221	116,850
Monolithic Power Systems, Inc.	536	71,647
Nanometrics, Inc. *	818	28,965
Pixelworks, Inc. *	867	3,130
Power Integrations, Inc.	424	30,973
Rambus, Inc. *	3,205	40,191
Rudolph Technologies, Inc. *	786	23,266

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 2.5% (continued)
Semtech Corp. *	645	$30,347
Silicon Laboratories, Inc. *	696	69,322
SMART Global Holdings, Inc. *	2,924	93,188
Ultra Clean Holdings, Inc. *	4,697	77,970

		1,599,255

Software - 3.6%
8x8, Inc. *	4,163	83,468
ACI Worldwide, Inc. *	1,294	31,923
Aspen Technology, Inc. *	689	63,898
Blackbaud, Inc.	2,042	209,203
Bottomline Technologies de, Inc. *	1,378	68,666
CommVault Systems, Inc. *	357	23,509
Ebix, Inc.	1,032	78,690
Ellie Mae, Inc. *	1,154	119,831
Everbridge, Inc. *	1,177	55,813
Fair Isaac Corp. *	348	67,275
Glu Mobile, Inc. *	7,732	49,562
HubSpot, Inc. *	1,930	242,022
MicroStrategy, Inc., Class A *	200	25,550
Paycom Software, Inc. *(a)	1,226	121,166
Paylocity Holding Corp. *	1,588	93,470
Pegasystems, Inc.	680	37,264
Progress Software Corp.	661	25,660
Proofpoint, Inc. *	924	106,546
PROS Holdings, Inc. *	1,046	38,252
Qualys, Inc. *	2,221	187,230
Rapid7, Inc. *	1,526	43,064
RealPage, Inc. *	1,287	70,914
RingCentral, Inc., Class A *	1,175	82,661
Upland Software, Inc. *	2,969	102,045
Varonis Systems, Inc. *	2,053	152,949
Verint Systems, Inc. *	900	39,915
VirnetX Holding Corp. *	80	272
Zendesk, Inc. *	2,072	112,903

		2,333,721

Specialty Retail - 4.0%
Aaron’s, Inc.	2,801	121,703
Abercrombie & Fitch Co., Class A	6,239	152,731
American Eagle Outfitters, Inc.	7,719	179,467
Ascena Retail Group, Inc. *	4,359	17,371
At Home Group, Inc. *	2,835	110,990
Boot Barn Holdings, Inc. *	5,347	110,950
Buckle, Inc. (The) (a)	1,279	34,405
Caleres, Inc.	931	32,017
Carvana Co. *	11,337	471,619
Children’s Place, Inc. (The)	1,228	148,342
Conn’s, Inc. *(a)	3,466	114,378
Five Below, Inc. *	2,881	281,503
Guess?, Inc.	5,515	118,021
Lithia Motors, Inc., Class A	466	44,070
Lumber Liquidators Holdings, Inc. *(a)	1,702	41,444
New York & Co., Inc. *	4,943	25,308
Party City Holdco, Inc. *	1,551	23,653
RH *(a)	1,645	229,806
Shoe Carnival, Inc.	1,281	41,568
Sleep Number Corp. *	1,551	45,010
Tailored Brands, Inc.	4,046	103,254
Tilly’s, Inc., Class A	5,051	76,523
Zumiez, Inc. *	1,702	42,635

		2,566,768

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A *	5,861	139,961
USA Technologies, Inc. *	5,065	70,910

		210,871

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co.	407	$37,228
Crocs, Inc. *	5,985	105,396
Deckers Outdoor Corp. *	1,801	203,315
Fossil Group, Inc. *	839	22,544
G-III Apparel Group Ltd. *	2,508	111,355
Movado Group, Inc.	454	21,928
Oxford Industries, Inc.	521	43,233
Rocky Brands, Inc.	1,617	48,510
Steven Madden Ltd.	947	50,286
Vera Bradley, Inc. *	2,284	32,067
Wolverine World Wide, Inc.	2,325	80,840

		756,702

Thrifts & Mortgage Finance - 2.0%
Beneficial Bancorp, Inc.	1,856	30,067
BofI Holding, Inc. *	3,235	132,344
Essent Group Ltd. *	4,362	156,247
Federal Agricultural Mortgage Corp., Class C	656	58,699
First Defiance Financial Corp.	725	48,618
HomeStreet, Inc. *	1,444	38,916
Kearny Financial Corp.	3,143	42,273
LendingTree, Inc. *(a)	962	205,676
Meridian Bancorp, Inc.	1,087	20,816
Meta Financial Group, Inc.	1,311	127,691
MGIC Investment Corp. *	12,325	132,124
NMI Holdings, Inc., Class A *	1,635	26,651
Northwest Bancshares, Inc.	5,435	94,515
Radian Group, Inc.	2,374	38,506
Walker & Dunlop, Inc.	2,009	111,801
Waterstone Financial, Inc.	2,000	34,100

		1,299,044

Tobacco - 0.0% (b)
Alliance One International, Inc. *	1,093	17,324

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,474	30,217
Beacon Roofing Supply, Inc. *	1,176	50,121
BlueLinx Holdings, Inc. *	1,821	68,342
CAI International, Inc. *	2,868	66,653
DXP Enterprises, Inc. *	1,558	59,516
H&E Equipment Services, Inc.	1,734	65,216
Herc Holdings, Inc. *	433	24,395
MRC Global, Inc. *	3,293	71,359
Rush Enterprises, Inc., Class A *	1,877	81,424
SiteOne Landscape Supply, Inc. *	2,272	190,780
Triton International Ltd.	2,900	88,914

		796,937

Water Utilities - 0.3%
American States Water Co.	1,106	63,219
Cadiz, Inc. *	2,241	29,357
California Water Service Group	597	23,253
Middlesex Water Co.	1,085	45,755

		161,584

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	3,806	85,977
NII Holdings, Inc. *	16,422	64,046
Shenandoah Telecommunications Co.	2,014	65,858

		215,881

TOTAL COMMON STOCKS (Cost $46,462,355)		62,163,208

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 3.4%

Investment Companies - 3.4%
Limited Purpose Cash Investment Fund, 1.85% (2)(c)
(Cost $2,169,991)	2,170,281	$2,170,281

SECURITIES LENDING COLLATERAL - 6.9%

Investment Companies - 6.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (2)(c)(d)	688,710	688,710
Limited Purpose Cash Investment Fund
1.85% (2)(c)(d)	3,741,349	3,741,349

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,430,059)		4,430,059

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.4% (Cost $53,062,405)		68,763,548
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)% (e)		(4,744,698)

NET ASSETS - 100.0%		$64,018,850

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,241,772	16.0%
Consumer Staples	1,429,595	2.2
Energy	2,337,644	3.7
Financials	6,882,384	10.7
Health Care	16,492,446	25.8
Industrials	8,159,470	12.7
Information Technology	11,241,932	17.6
Materials	2,391,126	3.7
Real Estate	1,414,654	2.2
Telecommunication Services	677,440	1.1
Utilities	894,745	1.4
Short-Term Investments	2,170,281	3.4
Securities Lending Collateral	4,430,059	6.9

Total Investments In Securities At Value	68,763,548	107.4
Liabilities in Excess of Other Assets (e)	(4,744,698)	(7.4)

Net Assets	$64,018,850	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $4,296,574.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	17	9/2018	USD	$1,400,375	$(26,622)

					$(26,622)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$118,779	$118,779

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.0%

Australia - 5.2%
AGL Energy Ltd.	14,330	$238,434
Alumina Ltd.	157,524	325,978
Amcor Ltd.	28,362	302,188
Aristocrat Leisure Ltd.	14,935	341,076
BHP Billiton plc	15,882	356,431
BlueScope Steel Ltd.	15,342	195,803
Caltex Australia Ltd.	6,874	165,428
CIMIC Group Ltd.	1,392	43,514
Cochlear Ltd.	668	98,899
Computershare Ltd.	4,413	60,116
CSL Ltd.	7,618	1,084,370
Dexus, REIT	12,369	88,905
Flight Centre Travel Group Ltd.	787	37,047
Fortescue Metals Group Ltd.	16,697	54,215
Goodman Group, REIT	9,510	67,795
Insurance Australia Group Ltd.	27,972	176,467
Macquarie Group Ltd.	2,314	210,889
Medibank Pvt Ltd.	36,704	79,252
Origin Energy Ltd. *	51,235	380,018
Ramsay Health Care Ltd.	4,824	192,638
REA Group Ltd.	962	64,561
Rio Tinto plc	13,589	749,005
Santos Ltd. *	22,067	102,207
South32 Ltd.	162,800	434,729
Treasury Wine Estates Ltd.	52,959	680,419

		6,530,384

Austria - 0.6%
ANDRITZ AG	2,003	106,162
OMV AG	6,031	341,100
Raiffeisen Bank International AG	8,448	258,841

		706,103

Belgium - 0.7%
Ageas	9,048	455,505
KBC Group NV	1,604	123,187
Umicore SA	5,553	317,006

		895,698

Canada - 8.2%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	95,875
Bank of Nova Scotia (The) (1)	1,651	93,485
BlackBerry Ltd. (1)*	10,813	104,293
Bombardier, Inc., Class B (1)*	79,521	314,539
Brookfield Asset Management, Inc., Class A (1)	5,542	224,816
CAE, Inc. (1)	1,834	38,099
Canadian Imperial Bank of Commerce (1)	1,138	98,993
Canadian National Railway Co. (1)	1,203	98,398
Canadian Natural Resources Ltd. (1)	14,324	517,000
Canadian Pacific Railway Ltd. (1)	1,350	247,398
Canadian Tire Corp. Ltd., Class A (1)	1,127	147,106
CCL Industries, Inc., Class B (1)	5,712	280,028
Cenovus Energy, Inc. (1)	7,592	78,828
CGI Group, Inc., Class A (1)*	1,784	113,053

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.2% (continued)
Constellation Software, Inc. (1)	608	$471,522
Dollarama, Inc. (1)	16,098	624,009
Empire Co. Ltd., Class A (1)	1,875	37,638
Encana Corp. (1)	8,690	113,496
Fairfax Financial Holdings Ltd. (1)	86	48,190
Finning International, Inc. (1)	4,203	103,744
Fortis, Inc. (1)	7,587	242,502
Franco-Nevada Corp. (1)	2,829	206,475
Gildan Activewear, Inc. (1)	2,257	63,573
International Petroleum Corp. *	3,493	23,317
Magna International, Inc. (1)	7,473	434,629
Manulife Financial Corp. (1)	8,697	156,257
Methanex Corp. (1)	2,303	162,847
National Bank of Canada (1)	4,898	235,167
Nutrien Ltd. (1)	2,715	147,702
Onex Corp. (1)	1,464	107,452
Open Text Corp. (1)	1,890	66,520
Restaurant Brands International, Inc. (1)	5,261	317,345
Rogers Communications, Inc., Class B (1)	7,436	353,177
Royal Bank of Canada (1)	2,072	156,017
Shopify, Inc., Class A (1)*	5,027	733,067
Sun Life Financial, Inc. (1)	5,115	205,549
Suncor Energy, Inc. (1)	27,073	1,101,742
Teck Resources Ltd., Class B (1)	10,080	256,783
Toronto-Dominion Bank (The) (1)	22,163	1,282,762
West Fraser Timber Co. Ltd. (1)	911	62,706
WSP Global, Inc. (1)	1,820	95,828

		10,261,927

Chile - 0.0% (a)
Antofagasta plc	3,557	46,213

China - 0.5%
BOC Hong Kong Holdings Ltd.	89,500	420,644
Minth Group Ltd. (b)	14,000	59,216
Yangzijiang Shipbuilding Holdings Ltd.	137,500	91,007

		570,867

Denmark - 2.4%
Carlsberg A/S, Class B	874	102,834
Chr Hansen Holding A/S	1,773	163,224
DSV A/S	4,230	340,522
Genmab A/S *	693	106,631
H Lundbeck A/S	3,070	215,166
ISS A/S	1,327	45,452
Novo Nordisk A/S, Class B	19,996	923,626
Novozymes A/S, Class B	1,164	58,873
Orsted A/S (c)	10,618	641,551
Pandora A/S	995	69,349
Tryg A/S	11,965	280,201
William Demant Holding A/S *	2,049	82,231

		3,029,660

Finland - 1.2%
Fortum OYJ	16,803	400,232
Kone OYJ, Class B	2,741	139,368
Metso OYJ	1,670	55,703
Neste OYJ	1,101	86,141

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.2% (continued)
Nokian Renkaat OYJ	1,449	$57,059
Sampo OYJ, Class A	3,563	173,521
Stora Enso OYJ, Class R	8,666	168,831
UPM-Kymmene OYJ	6,976	248,380
Wartsila OYJ Abp	5,676	111,118

		1,440,353

France - 4.8%
Accor SA	917	44,911
Airbus SE	10,257	1,196,939
AXA SA	6,712	164,000
BNP Paribas SA	10,463	647,209
Capgemini SE	1,863	249,660
Credit Agricole SA	26,078	346,121
Dassault Systemes SE	2,145	300,179
Essilor International Cie Generale d’Optique SA	726	102,363
Hermes International	304	185,700
Iliad SA	513	80,944
L’Oreal SA	548	135,097
LVMH Moet Hennessy Louis Vuitton SE	1,666	553,144
Orange SA	18,570	309,973
Peugeot SA	2,366	53,910
Renault SA	555	47,020
Safran SA	2,841	344,059
Sanofi	811	65,090
Societe Generale SA	5,264	221,246
TOTAL SA	10,152	616,488
Valeo SA	5,598	305,223

		5,969,276

Germany - 8.2%
1&1 Drillisch AG	1,015	57,576
adidas AG	4,540	988,439
Allianz SE (Registered)	7,572	1,560,247
Axel Springer SE	845	61,064
BASF SE	1,815	173,275
Beiersdorf AG	526	59,621
Brenntag AG	669	37,171
Continental AG	988	224,847
Covestro AG (c)	3,603	320,248
Deutsche Boerse AG	800	106,363
Deutsche Post AG (Registered)	12,399	402,848
Deutsche Wohnen SE	7,690	371,381
E.ON SE	67,552	719,733
Fraport AG Frankfurt Airport Services Worldwide	1,128	108,519
Fresenius Medical Care AG & Co. KGaA	459	46,217
Hannover Rueck SE	3,192	396,835
HeidelbergCement AG	577	48,449
HOCHTIEF AG	255	45,985
HUGO BOSS AG	915	82,980
Infineon Technologies AG	39,520	1,003,859
KION Group AG	804	57,711
LANXESS AG	1,584	123,149
MAN SE	419	47,414
MTU Aero Engines AG	328	62,826

INVESTMENTS	SHARES	VALUE ($)
Germany - 8.2% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	$55,504
Puma SE	182	106,326
RWE AG	13,533	307,531
SAP SE	7,794	899,566
Siemens AG (Registered)	1,380	181,823
Symrise AG	675	59,045
thyssenkrupp AG	3,192	77,374
United Internet AG (Registered)	2,114	120,692
Vonovia SE	8,125	386,176
Wirecard AG	5,088	814,184
Zalando SE *(c)	3,246	180,906

		10,295,884

Hong Kong - 4.0%
AIA Group Ltd.	191,600	1,669,107
ASM Pacific Technology Ltd.	7,400	93,266
CK Asset Holdings Ltd.	34,500	273,113
CK Hutchison Holdings Ltd.	7,000	74,102
CLP Holdings Ltd.	26,000	280,056
Galaxy Entertainment Group Ltd.	50,000	385,424
Hang Seng Bank Ltd.	2,400	59,929
Henderson Land Development Co. Ltd.	21,961	115,806
Hong Kong Exchanges & Clearing Ltd.	18,900	565,632
Link REIT	30,500	278,141
MTR Corp. Ltd.	19,500	107,711
New World Development Co. Ltd.	39,000	54,557
PCCW Ltd.	75,000	42,201
Power Assets Holdings Ltd.	7,000	48,900
Shangri-La Asia Ltd.	32,000	59,949
SJM Holdings Ltd.	47,000	58,291
Sun Hung Kai Properties Ltd.	13,000	195,857
Techtronic Industries Co. Ltd.	27,500	152,732
WH Group Ltd. (c)	251,500	203,510
Wharf Holdings Ltd. (The)	16,000	51,237
Wharf Real Estate Investment Co. Ltd.	16,000	113,612
Wheelock & Co. Ltd.	9,000	62,546

		4,945,679

Italy - 2.1%
Assicurazioni Generali SpA	6,913	115,571
Atlantia SpA	3,173	93,547
Enel SpA	102,597	568,510
Eni SpA	4,991	92,540
Ferrari NV	3,660	494,719
Intesa Sanpaolo SpA (b)	182,202	527,160
Mediobanca Banca di Credito Finanziario SpA	16,297	150,748
Moncler SpA	1,142	51,818
Prysmian SpA	2,292	56,871
Recordati SpA	1,120	44,380
Terna Rete Elettrica Nazionale SpA	23,336	126,030
UniCredit SpA	16,348	270,958

		2,592,852

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.8%
Aisin Seiki Co. Ltd.	1,800	$81,959
Alfresa Holdings Corp.	1,900	44,616
ANA Holdings, Inc.	9,000	330,234
Asahi Glass Co. Ltd.	3,300	128,357
Asahi Group Holdings Ltd.	9,400	482,104
Asahi Kasei Corp.	24,200	306,891
Bank of Kyoto Ltd. (The)	1,000	46,171
Benesse Holdings, Inc.	2,100	74,471
Bridgestone Corp.	7,300	285,159
Brother Industries Ltd.	7,800	153,668
Canon, Inc.	15,200	498,432
Central Japan Railway Co.	200	41,406
Chiba Bank Ltd. (The)	15,000	105,794
Chugai Pharmaceutical Co. Ltd.	7,600	397,940
Coca-Cola Bottlers Japan Holdings, Inc.	2,200	88,021
CyberAgent, Inc.	800	47,979
Daicel Corp.	3,400	37,559
Daifuku Co. Ltd.	5,700	249,043
Dai-ichi Life Holdings, Inc.	9,200	163,738
Daiichi Sankyo Co. Ltd.	8,300	317,089
Daikin Industries Ltd.	3,100	370,491
Daito Trust Construction Co. Ltd.	900	146,406
Daiwa House Industry Co. Ltd.	10,100	343,621
Denso Corp.	4,800	234,212
Disco Corp.	900	153,219
Don Quijote Holdings Co. Ltd.	1,300	62,398
Eisai Co. Ltd.	1,000	70,390
FANUC Corp.	1,400	277,497
Fast Retailing Co. Ltd.	700	320,835
Fuji Electric Co. Ltd.	6,000	45,577
FUJIFILM Holdings Corp.	2,000	78,005
Fujitsu Ltd.	10,000	60,515
Fukuoka Financial Group, Inc.	12,000	60,220
Hikari Tsushin, Inc.	400	70,200
Hitachi Construction Machinery Co. Ltd.	5,300	171,826
Hitachi Ltd.	77,000	542,464
Honda Motor Co. Ltd.	1,500	43,981
Hoshizaki Corp.	1,200	121,275
Hoya Corp.	6,900	391,430
Idemitsu Kosan Co. Ltd.	10,100	359,172
IHI Corp.	1,200	41,741
Iida Group Holdings Co. Ltd.	2,400	46,204
Inpex Corp.	15,100	156,827
ITOCHU Corp.	27,600	499,169
Japan Airlines Co. Ltd.	2,300	81,491
JFE Holdings, Inc.	5,900	111,437
JXTG Holdings, Inc.	69,800	484,257
Kajima Corp.	21,000	162,260
Kaneka Corp.	4,000	35,823
Kansai Electric Power Co., Inc. (The)	17,900	261,055
Kao Corp.	8,700	663,127
Keihan Holdings Co. Ltd.	2,600	93,220
Keisei Electric Railway Co. Ltd.	1,900	65,174
Keyence Corp.	2,100	1,184,430
Kikkoman Corp.	2,300	116,124
Kirin Holdings Co. Ltd.	18,600	498,571
Koito Manufacturing Co. Ltd.	5,000	330,266

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.8% (continued)
Komatsu Ltd.	16,100	$458,344
Konami Holdings Corp.	3,000	152,435
Kose Corp.	1,900	408,679
Kyocera Corp.	1,900	106,852
Kyowa Hakko Kirin Co. Ltd.	2,300	46,295
Lion Corp.	4,900	89,661
M3, Inc.	6,800	270,424
Mabuchi Motor Co. Ltd.	900	42,717
Makita Corp.	1,300	58,153
Marubeni Corp.	8,300	63,191
Marui Group Co. Ltd.	3,700	77,830
McDonald’s Holdings Co. Japan Ltd. (b)	3,000	152,981
MEIJI Holdings Co. Ltd.	1,100	92,900
MINEBEA MITSUMI, Inc.	18,800	316,813
MISUMI Group, Inc.	8,400	244,396
Mitsubishi Chemical Holdings Corp.	29,200	243,843
Mitsubishi Corp.	19,900	551,809
Mitsubishi Electric Corp.	13,000	172,483
Mitsubishi Gas Chemical Co., Inc.	10,600	239,536
Mitsubishi Motors Corp.	20,000	159,426
Mitsubishi Tanabe Pharma Corp.	4,300	74,240
Mitsubishi UFJ Financial Group, Inc.	10,000	56,649
Mitsui & Co. Ltd.	13,400	223,141
Mitsui Chemicals, Inc.	2,000	53,157
Nabtesco Corp.	2,200	67,595
Nexon Co. Ltd. *	19,000	275,678
Nidec Corp.	5,700	852,660
Nintendo Co. Ltd.	2,800	914,001
Nippon Electric Glass Co. Ltd.	1,600	44,352
Nippon Express Co. Ltd.	1,000	72,463
Nippon Paint Holdings Co. Ltd.	2,900	124,715
Nippon Telegraph & Telephone Corp.	3,000	136,284
Nisshin Seifun Group, Inc.	5,000	105,946
Nissin Foods Holdings Co. Ltd.	900	65,209
Nitori Holdings Co. Ltd.	2,700	420,061
Nitto Denko Corp.	1,400	105,696
Nomura Research Institute Ltd.	3,150	152,401
NSK Ltd.	12,900	132,778
NTT Data Corp.	12,500	143,787
Obayashi Corp.	15,000	155,751
Obic Co. Ltd.	2,600	214,803
Omron Corp.	4,100	190,994
Oracle Corp. Japan	1,300	105,957
Oriental Land Co. Ltd.	5,700	597,626
Otsuka Corp.	5,100	199,652
Otsuka Holdings Co. Ltd.	5,500	266,050
Panasonic Corp.	29,400	396,442
Park24 Co. Ltd.	2,900	78,867
Persol Holdings Co. Ltd.	6,200	138,076
Pola Orbis Holdings, Inc.	5,200	228,517
Recruit Holdings Co. Ltd.	29,800	823,035
Renesas Electronics Corp. *	9,800	95,803
Resona Holdings, Inc.	7,700	41,039
Rinnai Corp.	500	44,066
Rohm Co. Ltd.	3,300	275,763
Ryohin Keikaku Co. Ltd.	900	316,191
Secom Co. Ltd.	700	53,679

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.8% (continued)
Seiko Epson Corp.	2,200	$38,195
Sharp Corp.	1,600	38,916
Shimadzu Corp.	5,900	178,009
Shimano, Inc.	1,100	161,419
Shimizu Corp.	12,000	124,201
Shin-Etsu Chemical Co. Ltd.	5,400	479,890
Shionogi & Co. Ltd.	4,300	220,650
Shiseido Co. Ltd.	12,500	991,949
SMC Corp.	1,300	475,918
SoftBank Group Corp.	1,700	121,394
Sohgo Security Services Co. Ltd.	2,000	94,095
Sony Corp.	24,700	1,264,994
Sony Financial Holdings, Inc.	2,900	55,254
Stanley Electric Co. Ltd.	1,500	51,075
Start Today Co. Ltd.	10,400	376,278
SUMCO Corp.	7,200	144,608
Sumitomo Chemical Co. Ltd.	17,000	96,146
Sumitomo Corp.	14,100	231,238
Sumitomo Heavy Industries Ltd.	4,800	161,727
Sumitomo Metal Mining Co. Ltd.	5,200	198,467
Sumitomo Realty & Development Co. Ltd.	3,000	110,475
Sundrug Co. Ltd.	1,400	56,716
Suzuki Motor Corp.	9,300	512,506
Sysmex Corp.	2,500	232,937
T&D Holdings, Inc.	12,400	185,976
Taiheiyo Cement Corp.	1,200	39,476
Taisei Corp.	4,100	225,785
Takeda Pharmaceutical Co. Ltd.	5,300	222,961
TDK Corp.	600	61,094
Terumo Corp.	6,100	349,212
THK Co. Ltd.	4,600	131,338
Tokyo Electron Ltd.	3,800	652,283
Toray Industries, Inc.	5,000	39,464
Tosoh Corp.	13,000	201,008
TOTO Ltd.	3,500	162,000
Toyota Motor Corp.	30,200	1,953,003
Toyota Tsusho Corp.	3,100	103,592
Trend Micro, Inc.	3,700	210,630
Tsuruha Holdings, Inc.	700	87,678
USS Co. Ltd.	4,900	93,162
West Japan Railway Co.	1,000	73,624
Yakult Honsha Co. Ltd.	3,700	247,386
Yamaha Corp.	6,000	311,386
Yamaha Motor Co. Ltd.	6,900	173,216
Yamato Holdings Co. Ltd.	2,100	61,809
Yaskawa Electric Corp.	10,800	380,323
Yokogawa Electric Corp.	2,900	51,496

		37,262,392

Luxembourg - 0.3%
ArcelorMittal	12,141	354,223

Macau - 0.3%
MGM China Holdings Ltd.	16,000	36,996
Sands China Ltd.	45,200	240,978
Wynn Macau Ltd.	40,000	128,186

		406,160

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 5.7%
ASML Holding NV	8,129	$1,608,606
EXOR NV	2,559	171,241
Heineken NV	385	38,573
Koninklijke DSM NV	1,536	153,660
Koninklijke Philips NV	11,519	488,037
NN Group NV	3,452	140,001
Randstad NV	1,696	99,547
Royal Dutch Shell plc, Class A	97,277	3,366,652
Royal Dutch Shell plc, Class B	22,851	818,363
Wolters Kluwer NV	5,281	296,669

		7,181,349

Norway - 1.6%
DNB ASA	9,293	180,963
Equinor ASA	52,918	1,399,287
Marine Harvest ASA	2,115	42,052
Norsk Hydro ASA	41,750	249,216
Telenor ASA	4,865	99,638

		1,971,156

Portugal - 0.1%
Galp Energia SGPS SA	9,314	177,186

Singapore - 2.1%
CapitaLand Commercial Trust, REIT	39,000	47,491
City Developments Ltd.	10,300	82,502
DBS Group Holdings Ltd.	50,600	984,020
Genting Singapore Ltd.	130,400	116,762
Keppel Corp. Ltd.	25,400	132,872
Oversea-Chinese Banking Corp. Ltd.	63,500	540,877
Singapore Telecommunications Ltd.	54,500	123,050
United Overseas Bank Ltd.	26,500	519,366
UOL Group Ltd.	9,700	54,169

		2,601,109

South Africa - 0.5%
Anglo American plc	27,870	618,740

Spain - 0.8%
Aena SME SA (c)	716	129,630
Amadeus IT Group SA	6,785	533,521
Ferrovial SA	7,001	143,259
Grifols SA	3,042	91,177
Iberdrola SA	17,701	136,506

		1,034,093

Sweden - 2.2%
Assa Abloy AB, Class B	10,741	227,834
Atlas Copco AB, Class A (b)	16,607	480,948
Boliden AB *	13,259	427,914
Electrolux AB, Series B	1,668	37,853
Epiroc AB, Class A *	16,607	174,270
Hexagon AB, Class B	1,945	108,078
Kinnevik AB, Class B	2,239	76,299
Lundin Petroleum AB	6,961	220,943
Sandvik AB	31,173	550,545
Swedish Match AB	2,016	99,634
Tele2 AB, Class B	7,236	84,751
Volvo AB, Class B	20,458	325,142

		2,814,211

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 5.7%
ABB Ltd. (Registered)	16,436	$358,534
Baloise Holding AG (Registered)	623	90,371
Barry Callebaut AG (Registered)	80	143,353
Cie Financiere Richemont SA (Registered)	9,450	798,851
Coca-Cola HBC AG *	2,201	73,259
Credit Suisse Group AG (Registered) *	5,698	85,203
EMS-Chemie Holding AG (Registered)	460	294,312
Geberit AG (Registered)	528	226,071
Givaudan SA (Registered)	118	267,248
Glencore plc *	131,000	621,960
Julius Baer Group Ltd. *	1,875	109,822
Kuehne + Nagel International AG (Registered)	582	87,371
LafargeHolcim Ltd. (Registered) *	974	47,358
Lonza Group AG (Registered) *	2,711	716,372
Partners Group Holding AG (b)	1,400	1,023,463
Schindler Holding AG	335	71,925
Sika AG (Registered)	3,240	447,670
Sonova Holding AG (Registered)	662	118,421
STMicroelectronics NV	13,589	301,721
Straumann Holding AG (Registered)	850	644,628
Swatch Group AG (The)	720	340,835
Swisscom AG (Registered)	108	48,204
Vifor Pharma AG	224	35,731
Zurich Insurance Group AG *	492	145,499

		7,098,182

United Kingdom - 8.5%
3i Group plc	5,219	61,788
Admiral Group plc	1,746	43,881
Ashtead Group plc	4,765	141,899
Associated British Foods plc	1,417	51,095
AstraZeneca plc	3,436	237,658
Auto Trader Group plc (c)	29,518	165,431
BAE Systems plc	37,113	315,732
Barratt Developments plc	7,602	51,533
BP plc	188,276	1,432,501
British American Tobacco plc	28,247	1,422,897
Bunzl plc	6,811	205,700
CNH Industrial NV	14,972	158,157
Compass Group plc	27,316	582,258
Diageo plc	1,887	67,792
Direct Line Insurance Group plc	42,210	190,480
Experian plc	5,258	129,708
Fiat Chrysler Automobiles NV *	35,383	667,473
HSBC Holdings plc	147,837	1,381,441
International Consolidated Airlines Group SA	32,974	288,556
Intertek Group plc	3,758	282,566
Legal & General Group plc	45,149	157,924
Persimmon plc	12,600	419,702
Prudential plc	20,491	467,119
Reckitt Benckiser Group plc	5,607	460,698
Sage Group plc (The)	32,325	266,978
Smith & Nephew plc	3,009	55,427

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 8.5% (continued)
Standard Chartered plc	21,181	$192,396
Taylor Wimpey plc	76,759	180,692
Vodafone Group plc	183,657	444,871
Whitbread plc	1,309	68,235

		10,592,588

United States - 0.3%
QIAGEN NV *	1,704	61,769
Valeant Pharmaceuticals International, Inc. (1)*	12,552	292,162

		353,931

Zambia - 0.2%
First Quantum Minerals Ltd. (1)	18,925	278,840

TOTAL COMMON STOCKS (Cost $104,034,208)		120,029,056

	NO. OF RIGHTS
RIGHTS - 0.0%
Italy - 0.0%
Intesa Sanpaolo SpA (3)*(b)(d)
(Cost $—)	211,415	—

SHORT-TERM INVESTMENTS - 3.1%

Investment Companies - 3.1%
Limited Purpose Cash Investment Fund, 1.85% (e)
(Cost $3,898,659)	3,899,415	3,899,415

	SHARES
SECURITIES LENDING COLLATERAL - 1.6%

Investment Companies - 1.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (e)(f)	315,951	315,951
Limited Purpose Cash Investment Fund 1.85% (e)(f)	1,716,370	1,716,370

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,032,321)		2,032,321

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (Cost $109,965,188)		125,960,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (g)		(863,818)

NET ASSETS - 100.0%		$125,096,974

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$18,620,969	14.9%
Consumer Staples	7,936,937	6.4
Energy	12,033,492	9.6
Financials	18,920,818	15.1
Health Care	8,607,228	6.9
Industrials	18,505,348	14.8
Information Technology	15,274,161	12.2
Materials	11,413,209	9.1
Real Estate	2,843,792	2.3
Telecommunication Services	1,902,062	1.5
Utilities	3,971,040	3.2
Short-Term Investments	3,899,415	3.1
Securities Lending Collateral	2,032,321	1.6

Total Investments In Securities At Value	125,960,792	100.7
Liabilities in Excess of Other Assets (g)	(863,818)	(0.7)

Net Assets	$125,096,974	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $1,857,116.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $1,641,276, which represents approximately 1.31% of net assets of the fund.

(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $80,803 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	34	9/2018	USD	$3,324,180	$(28,681)

					$(28,681)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$218,337	$218,337

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.9%

Aerospace & Defense - 4.4%
Boeing Co. (The)	51,963	$17,434,106
General Dynamics Corp.	56,814	10,590,698
Harris Corp.	7,261	1,049,505
Huntington Ingalls Industries, Inc.	1,805	391,306
Lockheed Martin Corp.	23,009	6,797,549
Northrop Grumman Corp.	32,334	9,949,172
Raytheon Co.	100,702	19,453,612
Teledyne Technologies, Inc. *	9,005	1,792,535
United Technologies Corp.	24,858	3,107,996

		70,566,479

Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	25,824	2,160,436
Expeditors International of Washington, Inc.	71,959	5,260,203
FedEx Corp.	4,513	1,024,722
United Parcel Service, Inc., Class B	44,385	4,715,018

		13,160,379

Airlines - 0.3%
Southwest Airlines Co.	81,070	4,124,842

Banks - 4.1%
Bank of Hawaii Corp.	14,683	1,224,856
Bank of the Ozarks	66,265	2,984,576
BB&T Corp.	37,331	1,882,976
BOK Financial Corp.	3,011	283,064
Commerce Bancshares, Inc.	34,850	2,255,143
Cullen/Frost Bankers, Inc.	3,053	330,457
East West Bancorp, Inc.	48,904	3,188,541
JPMorgan Chase & Co.	45,390	4,729,638
M&T Bank Corp.	49,427	8,410,004
PacWest Bancorp	17,505	865,097
People’s United Financial, Inc.	22,078	399,391
PNC Financial Services Group, Inc. (The)	43,562	5,885,226
SunTrust Banks, Inc.	19,704	1,300,858
SVB Financial Group *	19,443	5,614,361
TCF Financial Corp.	103,623	2,551,198
US Bancorp	266,016	13,306,120
Wells Fargo & Co.	192,781	10,687,779

		65,899,285

Beverages - 3.7%
Brown-Forman Corp., Class B	58,785	2,881,053
Coca-Cola Co. (The)	407,238	17,861,459
Constellation Brands, Inc., Class A	41,093	8,994,025
Monster Beverage Corp. *	83,781	4,800,651
PepsiCo, Inc.	225,846	24,587,854

		59,125,042

Biotechnology - 1.1%
Amgen, Inc.	26,031	4,805,062
Biogen, Inc. *	25,508	7,403,442
Celgene Corp. *	8,892	706,202
Gilead Sciences, Inc.	38,032	2,694,187
United Therapeutics Corp. *	7,551	854,396

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 1.1% (continued)
Vertex Pharmaceuticals, Inc. *	11,076	$1,882,477

		18,345,766

Capital Markets - 2.3%
BlackRock, Inc.	3,000	1,497,120
Cboe Global Markets, Inc.	31,091	3,235,640
CME Group, Inc.	90,297	14,801,484
FactSet Research Systems, Inc.	7,520	1,489,712
Intercontinental Exchange, Inc.	40,765	2,998,266
MarketAxess Holdings, Inc.	11,588	2,292,802
S&P Global, Inc.	17,438	3,555,434
SEI Investments Co.	24,014	1,501,355
T. Rowe Price Group, Inc.	56,758	6,589,036

		37,960,849

Chemicals - 1.5%
Air Products & Chemicals, Inc.	25,689	4,000,548
Ecolab, Inc.	47,935	6,726,719
LyondellBasell Industries NV, Class A	17,307	1,901,174
NewMarket Corp.	415	167,867
PPG Industries, Inc.	26,741	2,773,844
Praxair, Inc.	13,534	2,140,402
Sherwin-Williams Co. (The)	17,826	7,265,343

		24,975,897

Commercial Services & Supplies - 2.0%
Cintas Corp.	13,680	2,531,758
Copart, Inc. *	66,509	3,761,749
Republic Services, Inc.	112,009	7,656,935
Rollins, Inc.	56,787	2,985,860
Waste Management, Inc.	191,562	15,581,653

		32,517,955

Communications Equipment - 1.5%
Arista Networks, Inc. *	17,410	4,482,901
Cisco Systems, Inc.	190,943	8,216,277
F5 Networks, Inc. *	54,899	9,467,333
Palo Alto Networks, Inc. *	9,517	1,955,458

		24,121,969

Consumer Finance - 0.2%
American Express Co.	19,451	1,906,198
Discover Financial Services	22,017	1,550,217

		3,456,415

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	286,901

Distributors - 0.1%
Pool Corp.	10,717	1,623,626

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,896	296,898
H&R Block, Inc.	62,608	1,426,210

		1,723,108

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	66,311	2,129,246
Verizon Communications, Inc.	142,033	7,145,680

		9,274,926

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 6.4%
Alliant Energy Corp.	24,766	$1,048,097
American Electric Power Co., Inc.	196,764	13,625,907
Avangrid, Inc.	37,918	2,007,000
Duke Energy Corp.	180,501	14,274,019
Evergy, Inc.	79,393	4,457,917
Eversource Energy	93,007	5,451,140
Exelon Corp.	132,094	5,627,205
NextEra Energy, Inc.	148,556	24,813,309
OGE Energy Corp.	78,748	2,772,717
Pinnacle West Capital Corp.	113,448	9,139,371
Southern Co. (The)	156,359	7,240,985
Xcel Energy, Inc.	306,450	13,998,636

		104,456,303

Electrical Equipment - 0.2%
Emerson Electric Co.	8,792	607,879
Rockwell Automation, Inc.	14,279	2,373,598

		2,981,477

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	19,003	1,656,111
Dolby Laboratories, Inc., Class A	26,488	1,634,045
FLIR Systems, Inc.	96,289	5,004,139
IPG Photonics Corp. *	3,924	865,752
National Instruments Corp.	53,708	2,254,662

		11,414,709

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	52,150	10,898,307
Sysco Corp.	133,155	9,093,155
Walgreens Boots Alliance, Inc.	8,655	519,430
Walmart, Inc.	190,943	16,354,268

		36,865,160

Food Products - 2.4%
Conagra Brands, Inc.	26,569	949,310
Flowers Foods, Inc.	139,146	2,898,411
General Mills, Inc.	46,042	2,037,819
Hershey Co. (The)	71,682	6,670,727
Hormel Foods Corp. (b)	214,022	7,963,759
Ingredion, Inc.	18,835	2,085,035
Kellogg Co.	22,182	1,549,856
Lamb Weston Holdings, Inc.	77,590	5,315,691
McCormick & Co., Inc. (Non-Voting)	67,964	7,889,941
Mondelez International, Inc., Class A	20,425	837,425
Tyson Foods, Inc., Class A	9,671	665,848

		38,863,822

Gas Utilities - 0.6%
Atmos Energy Corp.	53,415	4,814,828
UGI Corp.	79,711	4,150,552

		8,965,380

Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	65,945	4,021,986
ABIOMED, Inc. *	24,488	10,016,816
Align Technology, Inc. *	27,653	9,461,197
Baxter International, Inc.	12,700	937,768
Becton Dickinson and Co.	9,537	2,284,684
Danaher Corp.	75,655	7,465,635
DexCom, Inc. *	9,600	911,808

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 4.9% (continued)
Edwards Lifesciences Corp. *	38,686	$5,631,521
IDEXX Laboratories, Inc. *	16,231	3,537,384
Intuitive Surgical, Inc. *	26,799	12,822,786
Medtronic plc	45,777	3,918,969
ResMed, Inc.	33,673	3,487,849
Stryker Corp.	46,469	7,846,755
Varian Medical Systems, Inc. *	46,830	5,325,508
West Pharmaceutical Services, Inc.	9,245	917,936

		78,588,602

Health Care Providers & Services - 2.9%
Anthem, Inc.	41,375	9,848,491
Cigna Corp.	21,759	3,697,942
Henry Schein, Inc. *	4,476	325,137
Humana, Inc.	35,643	10,608,426
UnitedHealth Group, Inc.	90,502	22,203,761

		46,683,757

Health Care Technology - 0.0% (a)
Veeva Systems, Inc., Class A *	3,189	245,107

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	28,160	1,613,850
Darden Restaurants, Inc.	49,546	5,304,395
Domino’s Pizza, Inc.	7,900	2,229,143
Las Vegas Sands Corp.	86,255	6,586,432
McDonald’s Corp.	93,761	14,691,411
Starbucks Corp.	218,643	10,680,710
Yum! Brands, Inc.	74,360	5,816,439

		46,922,380

Household Durables - 0.2%
Garmin Ltd.	43,475	2,651,975

Household Products - 2.2%
Church & Dwight Co., Inc.	57,086	3,034,692
Clorox Co. (The)	45,137	6,104,779
Colgate-Palmolive Co.	135,276	8,767,238
Kimberly-Clark Corp.	25,641	2,701,023
Procter & Gamble Co. (The)	190,289	14,853,959

		35,461,691

Industrial Conglomerates - 1.5%
3M Co.	74,782	14,711,115
Honeywell International, Inc.	69,039	9,945,068

		24,656,183

Insurance - 7.2%
Aflac, Inc.	37,396	1,608,776
Alleghany Corp.	4,487	2,579,890
Allstate Corp. (The)	174,606	15,936,290
American Financial Group, Inc.	31,469	3,377,568
Aon plc	72,051	9,883,236
Arch Capital Group Ltd. *	100,851	2,668,517
Arthur J Gallagher & Co.	2,692	175,734
Assurant, Inc.	10,450	1,081,470
Chubb Ltd.	92,997	11,812,479
Cincinnati Financial Corp.	3,010	201,249
CNA Financial Corp.	8,681	396,548
Erie Indemnity Co., Class A	3,081	361,278
Everest Re Group Ltd.	33,131	7,636,033

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 7.2% (continued)
First American Financial Corp.	4,412	$228,189
FNF Group	138,473	5,209,354
Markel Corp. *	2,949	3,197,748
Marsh & McLennan Cos., Inc.	147,764	12,112,215
Progressive Corp. (The)	298,111	17,633,266
RenaissanceRe Holdings Ltd.	12,642	1,521,085
Travelers Cos., Inc. (The)	129,421	15,833,365
Willis Towers Watson plc	2,742	415,687
WR Berkley Corp.	37,920	2,745,787

		116,615,764

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. *	10,950	18,612,810
Booking Holdings, Inc. *	4,372	8,862,437
Netflix, Inc. *	11,953	4,678,763

		32,154,010

Internet Software & Services - 2.8%
Akamai Technologies, Inc. *	26,775	1,960,733
Alphabet, Inc., Class A *	16,469	18,596,630
CoStar Group, Inc. *	7,337	3,027,467
Facebook, Inc., Class A *	91,385	17,757,933
VeriSign, Inc. *	34,124	4,689,320

		46,032,083

IT Services - 7.2%
Accenture plc, Class A	105,195	17,208,850
Amdocs Ltd.	43,899	2,905,675
Automatic Data Processing, Inc.	82,914	11,122,084
Black Knight, Inc. *	23,686	1,268,385
Broadridge Financial Solutions, Inc.	36,384	4,187,798
Cognizant Technology Solutions Corp., Class A	160,625	12,687,769
Fiserv, Inc. *	61,178	4,532,678
Gartner, Inc. *	10,705	1,422,694
International Business Machines Corp.	33,158	4,632,173
Jack Henry & Associates, Inc.	33,023	4,304,878
Mastercard, Inc., Class A	103,521	20,343,947
Paychex, Inc.	91,996	6,287,927
PayPal Holdings, Inc. *	20,099	1,673,644
Square, Inc., Class A *	34,372	2,118,690
Teradata Corp. *	37,394	1,501,369
Visa, Inc., Class A (b)	160,298	21,231,470

		117,430,031

Leisure Products - 0.1%
Hasbro, Inc.	9,898	913,684

Life Sciences Tools & Services - 1.0%
Illumina, Inc. *	22,910	6,398,534
Mettler-Toledo International, Inc. *	11,905	6,888,590
Thermo Fisher Scientific, Inc.	7,310	1,514,193
Waters Corp. *	9,483	1,835,814

		16,637,131

Machinery - 1.2%
Cummins, Inc.	13,584	1,806,672
Fortive Corp.	32,796	2,528,900
IDEX Corp.	13,226	1,805,084
Illinois Tool Works, Inc.	74,713	10,350,739
Toro Co. (The)	26,968	1,624,822
Xylem, Inc.	25,180	1,696,628

		19,812,845

INVESTMENTS	SHARES	VALUE ($)
Media - 0.8%
Cable One, Inc.	686	$503,037
Walt Disney Co. (The)	112,555	11,796,889

		12,299,926

Multi-Utilities - 4.7%
Ameren Corp.	186,414	11,343,292
CenterPoint Energy, Inc.	24,123	668,448
CMS Energy Corp.	230,832	10,913,737
Consolidated Edison, Inc.	197,406	15,393,720
Dominion Energy, Inc.	46,227	3,151,757
DTE Energy Co.	66,062	6,846,005
NiSource, Inc.	62,133	1,632,855
Public Service Enterprise Group, Inc.	191,463	10,365,807
Sempra Energy	27,191	3,157,147
WEC Energy Group, Inc.	205,765	13,302,707

		76,775,475

Oil, Gas & Consumable Fuels - 0.2%
Exxon Mobil Corp.	34,762	2,875,860
HollyFrontier Corp.	6,959	476,205

		3,352,065

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	71,104	10,145,830
Nu Skin Enterprises, Inc., Class A	25,042	1,958,034

		12,103,864

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	85,685	4,741,808
Eli Lilly & Co.	122,372	10,442,003
Johnson & Johnson	187,170	22,711,208
Merck & Co., Inc.	134,422	8,159,415
Pfizer, Inc.	244,247	8,861,281
Zoetis, Inc.	94,839	8,079,334

		62,995,049

Professional Services - 0.3%
Equifax, Inc.	3,815	477,295
Robert Half International, Inc.	51,894	3,378,299
Verisk Analytics, Inc. *	4,533	487,932

		4,343,526

Road & Rail - 0.5%
Landstar System, Inc.	22,745	2,483,754
Old Dominion Freight Line, Inc.	23,018	3,428,761
Union Pacific Corp.	19,257	2,728,332

		8,640,847

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	14,700	1,410,024
Intel Corp.	134,159	6,669,044
Maxim Integrated Products, Inc.	89,173	5,230,888
Micron Technology, Inc. *	6,861	359,791
NVIDIA Corp.	37,663	8,922,365
Skyworks Solutions, Inc.	49,920	4,824,768
Texas Instruments, Inc.	136,792	15,081,318
Xilinx, Inc.	31,423	2,050,665

		44,548,863

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 4.4%
Activision Blizzard, Inc.	17,632	$1,345,674
Adobe Systems, Inc. *	55,490	13,529,017
ANSYS, Inc. *	12,963	2,257,896
Cadence Design Systems, Inc. *	29,426	1,274,440
Citrix Systems, Inc. *	2,892	303,197
Electronic Arts, Inc. *	27,557	3,886,088
Fortinet, Inc. *	56,770	3,544,151
Intuit, Inc.	64,463	13,170,113
Manhattan Associates, Inc. *	25,696	1,207,969
Microsoft Corp.	220,367	21,730,390
Oracle Corp.	68,257	3,007,404
Red Hat, Inc. *	39,587	5,319,305
salesforce.com, Inc. *	4,538	618,983
Synopsys, Inc. *	2,890	247,297
VMware, Inc., Class A *(b)	2,209	324,657

		71,766,581

Specialty Retail - 1.7%
AutoZone, Inc. *	510	342,174
Best Buy Co., Inc.	9,732	725,813
Home Depot, Inc. (The)	61,717	12,040,987
Lowe’s Cos., Inc.	40,548	3,875,172
O’Reilly Automotive, Inc. *	918	251,137
Ross Stores, Inc.	22,495	1,906,451
TJX Cos., Inc. (The)	61,341	5,838,437
Ulta Beauty, Inc. *	6,137	1,432,744
Williams-Sonoma, Inc. (b)	22,140	1,358,953

		27,771,868

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	45,017	8,333,097

Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. *	77,869	9,721,945
NIKE, Inc., Class B	122,292	9,744,226
VF Corp.	45,432	3,703,617

		23,169,788

Thrifts & Mortgage Finance - 0.0% (a)
TFS Financial Corp.	12,974	204,600

Tobacco - 0.7%
Altria Group, Inc.	172,250	9,782,078
Philip Morris International, Inc.	11,973	966,700

		10,748,778

Trading Companies & Distributors - 0.3%
Fastenal Co.	38,809	1,867,877
WW Grainger, Inc.	10,238	3,157,399

		5,025,276

Water Utilities - 0.6%
American Water Works Co., Inc.	98,804	8,435,886
Aqua America, Inc.	52,345	1,841,497

		10,277,383

TOTAL COMMON STOCKS (Cost $1,213,346,609)		1,537,872,519

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 4.8%

Investment Companies - 4.8%
Limited Purpose Cash Investment Fund, 1.85% (2)(c)
(Cost $77,082,958)	77,099,480	$77,099,480

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional` Shares 1.80% (2)(c)(d)	640,716	640,716
Limited Purpose Cash Investment Fund 1.85% (2)(c)(d)	3,480,625	3,480,625

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,121,341)		4,121,341

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $1,294,550,908)		1,619,093,340

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (e)		622,050

NET ASSETS - 100.0%		$1,619,715,390

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$149,230,366	9.2%
Consumer Staples	193,168,355	11.9
Energy	3,352,065	0.2
Financials	224,136,913	13.8
Health Care	223,495,413	13.8
Industrials	185,829,810	11.5
Information Technology	323,647,333	20.0
Materials	25,262,798	1.5
Telecommunication Services	9,274,926	0.6
Utilities	200,474,540	12.4
Short-Term Investments	77,099,480	4.8
Securities Lending Collateral	4,121,341	0.3

Total Investments In Securities At Value	1,619,093,340	100.0
Other Assets in Excess of Liabilities (e)	622,050	0.0(a)

Net Assets	$1,619,715,390	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $17,942,802.
(c)	Represents 7-day effective yield as of June 30, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $14,189,378 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	451	9/2018	USD	$61,372,080	$(950,617)

					$(950,617)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$4,225,452	$4,225,452

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 93.5%

Australia - 8.6%
AGL Energy Ltd.	90,641	$1,508,155
Aristocrat Leisure Ltd.	3,419	78,081
Aurizon Holdings Ltd.	65,334	208,934
AusNet Services	94,515	112,256
Australia & New Zealand Banking Group Ltd.	34,236	716,545
BHP Billiton plc	2,080	46,680
BlueScope Steel Ltd.	23,605	301,260
Caltex Australia Ltd.	81,477	1,960,806
CIMIC Group Ltd.	3,710	115,976
Coca-Cola Amatil Ltd.	63,441	431,504
Cochlear Ltd.	6,566	972,108
Commonwealth Bank of Australia	8,215	443,056
CSL Ltd.	3,379	480,977
Flight Centre Travel Group Ltd.	30,107	1,417,257
Fortescue Metals Group Ltd.	194,457	631,397
Insurance Australia Group Ltd.	13,408	84,587
Newcrest Mining Ltd.	39,353	638,980
REA Group Ltd.	2,498	167,643
South32 Ltd.	420,047	1,121,662
Telstra Corp. Ltd.	526,983	1,019,259
Wesfarmers Ltd.	48,991	1,787,500
Westpac Banking Corp.	18,552	402,893
Woodside Petroleum Ltd.	7,291	191,072
Woolworths Group Ltd.	94,821	2,141,411

		16,979,999

Austria - 0.1%
OMV AG	4,356	246,366

Belgium - 1.2%
Ageas	4,538	228,457
Anheuser-Busch InBev SA/NV	834	84,121
Colruyt SA	23,928	1,364,253
Groupe Bruxelles Lambert SA	618	65,014
KBC Group NV	525	40,320
Proximus SADP	21,391	481,129
Solvay SA	616	77,578
UCB SA	1,007	78,939

		2,419,811

Canada - 11.6%
Agnico Eagle Mines Ltd. (1)	16,719	766,481
Alimentation Couche-Tard, Inc., Class B (1)	1,149	49,914
Atco Ltd., Class I (1)	1,360	41,980
Bank of Montreal (1)	11,490	888,156
Bank of Nova Scotia (The) (1)	17,097	968,091
Barrick Gold Corp. (1)	36,900	484,740
BCE, Inc. (1)	51,234	2,074,848
Canadian Imperial Bank of Commerce (1)	10,966	953,921
Canadian National Railway Co. (1)	13,103	1,071,742
Canadian Utilities Ltd., Class A (1)	7,678	193,899
CI Financial Corp. (1)	46,030	827,360
Constellation Software, Inc. (1)	221	171,392

INVESTMENTS	SHARES	VALUE ($)
Canada - 11.6% (continued)
Emera, Inc. (1)	2,988	$97,278
Empire Co. Ltd., Class A (1)	26,898	539,945
Fortis, Inc. (1)	9,230	295,017
Franco-Nevada Corp. (1)	9,986	728,830
George Weston Ltd. (1)	2,270	185,205
Goldcorp, Inc. (1)	35,263	484,157
Hydro One Ltd. (1)(a)	57,543	877,163
Imperial Oil Ltd. (1)	19,218	638,821
Intact Financial Corp. (1)	13,650	968,214
Kinross Gold Corp. (1)*	147,606	555,775
Loblaw Cos. Ltd. (1)	11,624	597,712
Manulife Financial Corp. (1)	25,328	455,062
Methanex Corp. (1)	3,238	228,962
Metro, Inc. (1)	3,452	117,347
Power Financial Corp. (1)	43,665	1,021,336
Rogers Communications, Inc., Class B (1)	13,888	659,618
Royal Bank of Canada (1)	17,262	1,299,787
Saputo, Inc. (1)	24,465	812,305
Shaw Communications, Inc., Class B (1)	20,800	423,705
Sun Life Financial, Inc. (1)	9,175	368,703
Suncor Energy, Inc. (1)	11,314	460,426
Thomson Reuters Corp. (1)	3,381	136,433
Toronto-Dominion Bank (The) (1)	24,133	1,396,782
Wheaton Precious Metals Corp. (1)	53,732	1,186,097

		23,027,204

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	331,346

Denmark - 2.9%
Coloplast A/S, Class B	13,934	1,391,202
Danske Bank A/S	3,404	106,048
DSV A/S	12,130	976,486
H Lundbeck A/S	7,242	507,566
Novo Nordisk A/S, Class B	29,678	1,370,844
Novozymes A/S, Class B	11,837	598,695
Orsted A/S (a)	11,227	678,348

		5,629,189

Finland - 1.7%
Fortum OYJ	3,366	80,175
Kone OYJ, Class B	20,352	1,034,808
Neste OYJ	19,491	1,524,955
Nokian Renkaat OYJ	1,153	45,403
Orion OYJ, Class B	10,351	278,390
Sampo OYJ, Class A	8,074	393,209

		3,356,940

France - 6.4%
Aeroports de Paris	2,096	473,466
BNP Paribas SA	4,427	273,841
Bouygues SA	12,582	540,624
Cie Generale des Etablissements Michelin SCA	2,529	305,954
Danone SA	7,784	568,329
Dassault Systemes SE	8,273	1,157,754
Electricite de France SA	1,824	25,029
Engie SA	69,716	1,066,411

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 6.4% (continued)
Essilor International Cie Generale d’Optique SA	289	$40,748
Hermes International	2,019	1,233,315
Imerys SA	2,210	178,363
Lagardere SCA	3,911	103,048
L’Oreal SA	7,915	1,951,259
LVMH Moet Hennessy Louis Vuitton SE	493	163,685
Pernod Ricard SA	898	146,558
Sanofi	3,828	307,233
Societe BIC SA	10,589	981,665
Societe Generale SA	7,780	326,993
Sodexo SA	3,904	389,713
Suez (b)	2,973	38,459
Thales SA	5,982	769,608
TOTAL SA	18,359	1,114,864
Vinci SA	3,641	349,504

		12,506,423

Germany - 4.1%
Allianz SE (Registered)	1,544	318,149
BASF SE	6,353	606,512
Bayer AG (Registered)	1,817	199,550
Beiersdorf AG	7,238	820,414
Covestro AG (a)	4,880	433,752
Deutsche Post AG (Registered)	5,438	176,683
FUCHS PETROLUB SE (Preference)	1,561	76,811
Hannover Rueck SE	1,732	215,325
Henkel AG & Co. KGaA (Preference)	3,714	473,902
HUGO BOSS AG	6,368	577,508
MAN SE	14,212	1,608,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,286	270,372
ProSiebenSat.1 Media SE	10,928	276,533
SAP SE	15,462	1,784,589
Schaeffler AG (Preference)	5,743	74,539
Siemens AG (Registered)	273	35,969
TUI AG	6,141	134,316

		8,083,136

Hong Kong - 4.2%
CK Hutchison Holdings Ltd.	60,500	640,454
CLP Holdings Ltd.	138,000	1,486,451
Galaxy Entertainment Group Ltd.	107,000	824,804
Hang Seng Bank Ltd.	16,800	419,502
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	679,000	647,316
HKT Trust & HKT Ltd.	180,000	229,611
Hong Kong & China Gas Co. Ltd.	704,015	1,345,749
MTR Corp. Ltd.	198,500	1,096,444
Power Assets Holdings Ltd.	98,500	688,097
SJM Holdings Ltd.	500,000	620,116
WH Group Ltd. (a)	183,500	148,486
Yue Yuen Industrial Holdings Ltd.	27,500	77,513

		8,224,543

Italy - 0.3%
Enel SpA	89,661	496,828

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.1%
ABC-Mart, Inc.	8,800	$480,986
Ajinomoto Co., Inc.	1,100	20,822
Amada Holdings Co. Ltd.	2,000	19,195
ANA Holdings, Inc.	4,900	179,794
Asahi Glass Co. Ltd.	800	31,117
Asahi Group Holdings Ltd.	7,500	384,658
Asahi Kasei Corp.	12,100	153,446
Astellas Pharma, Inc.	99,800	1,518,815
Bandai Namco Holdings, Inc.	21,600	889,737
Benesse Holdings, Inc.	8,800	312,068
Bridgestone Corp.	21,500	839,851
Brother Industries Ltd.	10,100	198,981
Calbee, Inc. (b)	26,900	1,011,913
Canon, Inc.	25,200	826,347
Central Japan Railway Co.	2,300	476,167
Chubu Electric Power Co., Inc.	1,600	23,991
Chugai Pharmaceutical Co. Ltd.	8,400	439,829
Coca-Cola Bottlers Japan Holdings, Inc.	11,900	476,113
Daicel Corp.	21,500	237,507
Dai-ichi Life Holdings, Inc.	6,100	108,566
Daiichi Sankyo Co. Ltd.	9,100	347,652
East Japan Railway Co.	4,300	411,791
FANUC Corp.	300	59,464
Fast Retailing Co. Ltd.	600	275,001
FUJIFILM Holdings Corp.	1,700	66,305
Fujitsu Ltd.	15,000	90,773
Hakuhodo DY Holdings, Inc.	49,500	793,679
Hirose Electric Co. Ltd.	735	90,901
Hisamitsu Pharmaceutical Co., Inc.	13,500	1,137,515
Hitachi Chemical Co. Ltd.	11,400	229,500
Hitachi Ltd.	55,000	387,474
Hitachi Metals Ltd.	8,100	83,987
Hoshizaki Corp.	4,300	434,569
Hoya Corp.	6,000	340,374
ITOCHU Corp.	14,300	258,627
Japan Airlines Co. Ltd.	29,600	1,048,760
Japan Airport Terminal Co. Ltd.	7,200	336,725
Japan Post Bank Co. Ltd.	2,600	30,229
Japan Tobacco, Inc.	18,000	503,036
Kajima Corp.	15,000	115,900
Kakaku.com, Inc.	3,000	67,554
Kamigumi Co. Ltd.	29,000	601,919
Kao Corp.	5,500	419,219
KDDI Corp.	81,800	2,236,813
Kikkoman Corp.	5,000	252,443
Kirin Holdings Co. Ltd.	14,400	385,990
Komatsu Ltd.	7,000	199,280
Konica Minolta, Inc.	18,100	167,865
Kose Corp.	2,600	559,246
Kuraray Co. Ltd.	9,700	133,408
Kurita Water Industries Ltd.	8,500	242,099
Kyushu Railway Co.	23,000	703,237
Lawson, Inc.	4,900	306,015

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.1% (continued)
M3, Inc.	2,500	$99,421
Makita Corp.	8,800	393,651
Mazda Motor Corp.	26,400	323,838
McDonald’s Holdings Co. Japan Ltd. (b)	6,100	311,061
MEIJI Holdings Co. Ltd.	4,300	363,153
MISUMI Group, Inc.	1,700	49,461
Mitsubishi Electric Corp.	13,900	184,424
Mitsubishi Motors Corp.	15,800	125,947
Mitsubishi Tanabe Pharma Corp.	39,700	685,426
Mitsubishi UFJ Financial Group, Inc.	19,600	111,032
Mitsui & Co. Ltd.	7,900	131,553
Mixi, Inc.	3,300	83,427
Mizuho Financial Group, Inc.	183,700	309,440
Murata Manufacturing Co. Ltd.	500	83,938
Nabtesco Corp.	3,200	98,320
Nexon Co. Ltd. *	67,400	977,931
NH Foods Ltd.	1,000	40,426
Nidec Corp.	600	89,754
Nikon Corp.	7,500	119,193
Nippon Express Co. Ltd.	3,400	246,373
Nippon Telegraph & Telephone Corp.	32,100	1,458,239
Nissan Motor Co. Ltd.	37,400	363,909
Nisshin Seifun Group, Inc.	8,400	177,989
Nissin Foods Holdings Co. Ltd.	9,700	702,807
Nitori Holdings Co. Ltd.	2,200	342,272
Nitto Denko Corp.	8,300	626,629
Nomura Research Institute Ltd.	1,287	62,267
Obayashi Corp.	18,600	193,132
Omron Corp.	25,000	1,164,596
Oracle Corp. Japan	8,900	725,395
Oriental Land Co. Ltd.	9,100	954,105
Osaka Gas Co. Ltd.	81,200	1,681,323
Otsuka Corp.	23,400	916,048
Otsuka Holdings Co. Ltd.	7,800	377,307
Persol Holdings Co. Ltd.	17,000	378,597
Pola Orbis Holdings, Inc.	18,500	812,992
Recruit Holdings Co. Ltd.	74,000	2,043,780
Rinnai Corp.	600	52,879
Ryohin Keikaku Co. Ltd.	1,200	421,588
Secom Co. Ltd.	1,200	92,021
Sekisui Chemical Co. Ltd.	3,900	66,341
Seven & i Holdings Co. Ltd.	21,700	946,460
Seven Bank Ltd.	27,700	84,584
Shimamura Co. Ltd.	5,200	457,173
Shimizu Corp.	10,900	112,816
Shionogi & Co. Ltd.	15,000	769,708
SMC Corp.	100	36,609
Start Today Co. Ltd.	4,600	166,431
Subaru Corp.	36,100	1,049,969
Sumitomo Corp.	7,900	129,559
Sumitomo Dainippon Pharma Co. Ltd.	5,200	109,907
Sumitomo Mitsui Financial Group, Inc.	3,300	128,720
Sundrug Co. Ltd.	19,300	781,872

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.1% (continued)
Suntory Beverage & Food Ltd.	9,300	$397,600
Suzuki Motor Corp.	8,400	462,908
Sysmex Corp.	7,300	680,175
Taisei Corp.	5,600	308,389
Takeda Pharmaceutical Co. Ltd.	2,500	105,170
Toho Gas Co. Ltd.	18,500	640,877
Tohoku Electric Power Co., Inc.	2,200	26,880
Tokyo Electric Power Co. Holdings, Inc. *	48,800	227,191
Tokyo Electron Ltd.	1,000	171,653
Tokyo Gas Co. Ltd.	50,700	1,346,200
Tosoh Corp.	17,400	269,042
TOTO Ltd.	2,200	101,829
Toyo Suisan Kaisha Ltd.	25,300	902,669
Trend Micro, Inc.	14,100	802,673
Tsuruha Holdings, Inc.	3,500	438,388
USS Co. Ltd.	4,100	77,951
West Japan Railway Co.	4,900	360,759
Yakult Honsha Co. Ltd.	3,900	260,758
Yamada Denki Co. Ltd. (b)	7,900	39,243
Yamaha Motor Co. Ltd.	5,800	145,602
Yamato Holdings Co. Ltd.	1,200	35,319
Yamazaki Baking Co. Ltd.	19,100	500,810
Yokogawa Electric Corp.	4,600	81,683

		53,546,815

Macau - 0.2%
Sands China Ltd.	75,600	403,053

Netherlands - 1.1%
Heineken NV	2,163	216,708
Koninklijke Ahold Delhaize NV	27,176	648,898
Koninklijke Philips NV	5,681	240,692
Randstad NV	6,157	361,386
Royal Dutch Shell plc, Class A	19,109	661,342

		2,129,026

Norway - 1.6%
Gjensidige Forsikring ASA	16,603	271,816
Marine Harvest ASA	34,948	694,867
Norsk Hydro ASA	24,142	144,110
Orkla ASA	76,822	672,107
Telenor ASA	64,217	1,315,196
Yara International ASA	1,334	55,191

		3,153,287

Portugal - 0.2%
EDP - Energias de Portugal SA	82,752	327,989
Jeronimo Martins SGPS SA	2,999	43,199

		371,188

Singapore - 3.4%
ComfortDelGro Corp. Ltd.	178,200	306,679
DBS Group Holdings Ltd.	68,100	1,324,342
Genting Singapore Ltd.	100,900	90,347
Oversea-Chinese Banking Corp. Ltd.	134,400	1,144,786
SATS Ltd.	73,500	269,227
Singapore Airlines Ltd.	88,900	696,216
Singapore Telecommunications Ltd.	482,700	1,089,839
StarHub Ltd. (b)	350,000	425,792

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - 3.4% (continued)
United Overseas Bank Ltd.	58,200	$1,140,646
Wilmar International Ltd.	97,400	218,412

		6,706,286

Spain - 0.8%
Endesa SA	13,559	298,184
Iberdrola SA	109,617	845,339
Industria de Diseno Textil SA	4,730	161,076
Mapfre SA	65,467	196,777
Red Electrica Corp. SA	5,122	104,059
Repsol SA	2,886	56,332

		1,661,767

Sweden - 4.1%
Assa Abloy AB, Class B	3,685	78,165
Atlas Copco AB, Class A (b)	19,161	554,913
Boliden AB *	1,762	56,866
Epiroc AB, Class A *	19,161	201,071
Essity AB, Class B	17,630	433,726
Hennes & Mauritz AB, Class B (b)	15,607	232,311
ICA Gruppen AB (b)	19,296	590,329
Investor AB, Class B	23,812	964,544
L E Lundbergforetagen AB, Class B	6,860	209,971
Nordea Bank AB	27,239	261,293
Sandvik AB	19,119	337,660
Skanska AB, Class B	13,587	245,935
SKF AB, Class B	5,941	109,981
Svenska Handelsbanken AB, Class A	2,802	31,033
Swedish Match AB	36,094	1,783,827
Tele2 AB, Class B	68,457	801,796
Telia Co. AB	139,404	635,388
Volvo AB, Class B	28,527	453,383

		7,982,192

Switzerland - 4.5%
ABB Ltd. (Registered)	18,150	395,923
Adecco Group AG (Registered)	1,995	117,733
Chocoladefabriken Lindt & Spruengli AG	9	58,335
Coca-Cola HBC AG *	25,235	839,938
Ferguson plc	3,329	269,342
Geberit AG (Registered)	423	181,113
Kuehne + Nagel International AG (Registered)	6,770	1,016,322
Nestle SA (Registered)	21,363	1,655,650
Novartis AG (Registered)	11,270	853,713
Partners Group Holding AG (b)	212	154,982
Roche Holding AG	5,836	1,294,764
Schindler Holding AG	1,889	405,574
SGS SA (Registered)	52	138,174
Sika AG (Registered)	2,220	306,737
Sonova Holding AG (Registered)	1,598	285,856
Swatch Group AG (The)	142	67,220
Swiss Re AG	2,604	227,352
Swisscom AG (Registered)	694	309,756
Zurich Insurance Group AG *	638	188,676

		8,767,160

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.2%
Admiral Group plc	20,048	$503,852
Associated British Foods plc	31,583	1,138,831
AstraZeneca plc	10,504	726,532
BAE Systems plc	47,484	403,961
BP plc	57,637	438,532
British American Tobacco plc	8,440	425,151
BT Group plc	269,845	774,117
Bunzl plc	3,697	111,654
Burberry Group plc	30,993	880,838
Centrica plc	144,546	300,133
Compass Group plc	12,485	266,126
Diageo plc	26,783	962,203
Direct Line Insurance Group plc	128,692	580,745
easyJet plc	6,543	143,945
GlaxoSmithKline plc	24,653	497,028
HSBC Holdings plc	89,959	840,608
Imperial Brands plc	11,065	410,933
International Consolidated Airlines Group SA	4,841	42,364
ITV plc	36,474	83,388
Kingfisher plc	113,011	441,942
Marks & Spencer Group plc	31,921	123,996
Mondi plc	26,110	704,398
National Grid plc	101,740	1,124,335
Next plc	2,988	237,841
Pearson plc	76,689	893,097
Reckitt Benckiser Group plc	10,025	823,702
Royal Mail plc	167,833	1,116,580
Sage Group plc (The)	17,119	141,389
Smith & Nephew plc	51,219	943,470
SSE plc	41,219	735,782
Travis Perkins plc	2,417	45,291
Unilever NV, CVA	5,592	311,569
United Utilities Group plc	2,762	27,767
Vodafone Group plc	228,022	552,336
Whitbread plc	1,298	67,661
WPP plc	18,099	284,364

		18,106,461

United States - 0.0% (c)
Shire plc	1,638	92,283

TOTAL COMMON STOCKS (Cost $162,630,463)		184,221,303

SHORT-TERM INVESTMENTS - 3.5%

Investment Companies - 3.5%
Limited Purpose Cash Investment Fund, 1.85% (d) (Cost $6,802,956)	6,804,112	6,804,112

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 1.3%

Investment Companies - 1.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (d)(e)	384,997	$384,997
Limited Purpose Cash Investment Fund 1.85% (d)(e)	2,091,458	2,091,458

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,476,455)		2,476,455

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.3% (Cost $171,909,874)		193,501,870

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7% (f)		3,360,980

NET ASSETS - 100.0%		$196,862,850

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$20,218,128	10.3%
Consumer Staples	34,793,929	17.6
Energy	7,293,515	3.7
Financials	22,733,495	11.6
Health Care	17,173,195	8.7
Industrials	28,188,157	14.3
Information Technology	10,220,935	5.2
Materials	12,147,551	6.2
Telecommunication Services	14,063,737	7.1
Utilities	17,388,661	8.8
Short-Term Investments	6,804,112	3.5
Securities Lending Collateral	2,476,455	1.3

Total Investments In Securities At Value	193,501,870	98.3
Other Assets in Excess of Liabilities (f)	3,360,980	1.7

Net Assets	$196,862,850	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $2,785,065, which represents approximately 1.41% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $2,340,674.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	110	9/2018	USD	$10,754,700	$(208,715)

					$(208,715)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$560,169	$560,169

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 95.0%

Brazil - 3.6%
Ambev SA, ADR (1)	110,915	$513,537
BB Seguridade Participacoes SA (1)	9,700	61,567
Braskem SA (Preference), Class A (1)	3,300	42,896
Engie Brasil Energia SA (1)	29,900	262,375
Equatorial Energia SA (1)	3,800	55,768
Hypera SA (1)*	10,300	73,189
IRB Brasil Resseguros S/A (1)	4,100	50,174
Localiza Rent a Car SA (1)*	52,890	322,737
Lojas Renner SA (1)*	12,600	94,083
M Dias Branco SA (1)*	3,400	32,555
Natura Cosmeticos SA (1)	2,700	21,115
Odontoprev SA (1)	138,000	470,000
Raia Drogasil SA (1)*	5,100	86,203
Sul America SA (1)	16,000	76,537
Telefonica Brasil SA, ADR (1)	10,869	129,015
TIM Participacoes SA, ADR (1)*	19,998	337,167
Ultrapar Participacoes SA (1)	6,000	71,057
WEG SA (1)	44,954	186,856

		2,886,831

Chile - 4.3%
Aguas Andinas SA, Class A (1)	1,016,087	555,167
Banco de Chile (1)	5,728,636	885,166
Banco de Credito e Inversiones SA (1)	434	28,886
Banco Santander Chile, ADR (1)	5,696	179,025
Cia Cervecerias Unidas SA, ADR (1)	9,716	242,317
Embotelladora Andina SA (Preference), Class B (1)	14,608	56,966
Empresas COPEC SA (1)	2,396	37,136
Enel Americas SA, ADR (1)	24,890	219,281
Enel Chile SA, ADR (1)	30,507	148,874
Enel Generacion Chile SA, ADR (1)	1,680	33,617
SACI Falabella (1)	73,453	673,257
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	6,765	325,058

		3,384,750

China - 14.9%
3SBio, Inc. (b)	15,000	33,895
Agricultural Bank of China Ltd., Class H	639,000	298,240
ANTA Sports Products Ltd.	111,000	585,337
Bank of China Ltd., Class H	513,000	254,409
Beijing Capital International Airport Co. Ltd., Class H	138,000	144,959
China Communications Services Corp. Ltd., Class H	1,004,000	634,449
China Construction Bank Corp., Class H *	631,000	577,391
China Everbright Bank Co. Ltd., Class H	97,000	41,615
China Huishan Dairy Holdings Co. Ltd. (3)*(c)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	265,000	212,878
China Medical System Holdings Ltd.	58,000	115,527
China Merchants Bank Co. Ltd., Class H *	39,500	145,297
China Mobile Ltd.	103,000	913,914
China Petroleum & Chemical Corp., Class H	364,000	325,823
China Resources Beer Holdings Co. Ltd.	12,000	58,109
China Resources Gas Group Ltd.	144,000	622,540

INVESTMENTS	SHARES	VALUE ($)
China - 14.9% (Continued)
China Resources Pharmaceutical Group Ltd. (b)	29,000	$40,097
China Resources Power Holdings Co. Ltd.	132,000	231,979
China Shenhua Energy Co. Ltd., Class H	20,500	48,488
China Telecom Corp. Ltd., Class H	904,000	424,191
China Unicom Hong Kong Ltd.	166,000	206,917
Chong Sing Holdings FinTech Gr *	660,000	76,479
CSPC Pharmaceutical Group Ltd.	372,000	1,117,042
ENN Energy Holdings Ltd.	38,000	372,149
Fuyao Glass Industry Group Co. Ltd., Class H (b)	13,200	44,604
Geely Automobile Holdings Ltd.	117,000	301,028
Great Wall Motor Co. Ltd., Class H (a)	55,500	42,242
Guangdong Investment Ltd.	594,000	940,085
Haitian International Holdings Ltd.	69,000	162,612
HengTen Networks Group Ltd. *	3,008,001	106,823
Huaneng Renewables Corp. Ltd., Class H	218,000	72,259
Industrial & Commercial Bank of China Ltd., Class H	735,000	548,193
Jiangsu Expressway Co. Ltd., Class H	170,000	202,433
Luye Pharma Group Ltd. (a)	21,500	21,968
Nexteer Automotive Group Ltd.	54,000	79,428
Shenzhou International Group Holdings Ltd.	13,000	159,970
Sinotruk Hong Kong Ltd. *	54,000	88,525
Sunny Optical Technology Group Co. Ltd.	2,000	37,095
Tencent Holdings Ltd.	3,800	190,819
Tingyi Cayman Islands Holding Corp.	138,000	319,667
Towngas China Co. Ltd. *	113,000	109,343
TravelSky Technology Ltd., Class H *	29,000	84,176
Tsingtao Brewery Co. Ltd., Class H	36,000	197,247
Uni-President China Holdings Ltd.	260,000	333,581
Want Want China Holdings Ltd.	352,000	313,008
Zhongsheng Group Holdings Ltd. (a)	7,000	20,958

		11,857,790

Hong Kong - 2.1%
China Gas Holdings Ltd.	30,000	120,276
Haier Electronics Group Co. Ltd.	95,000	324,113
Kingboard Laminates Holdings Ltd.	32,000	39,346
Sino Biopharmaceutical Ltd.	715,500	1,092,717
SSY Group Ltd.	50,000	55,360

		1,631,812

India - 8.6%
Axis Bank Ltd., GDR (d)	6,212	231,321
Bharti Infratel Ltd.	59,678	262,258
Dr Reddy’s Laboratories Ltd., ADR (1)	12,821	412,836
Hindustan Unilever Ltd.	41,992	1,005,735
Infosys Ltd., ADR (1)	62,521	1,214,782
Larsen & Toubro Ltd., GDR (d)	20,191	368,404
Nestle India Ltd.	3,768	539,367
Reliance Industries Ltd., GDR (b)	36,736	1,029,482
State Bank of India, GDR *(d)	10,117	379,871
Tata Consultancy Services Ltd.	14,448	389,665
Tata Motors Ltd., ADR (1)*	3,356	65,610
Wipro Ltd., ADR (1)(a)	196,954	943,410

		6,842,741

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 3.3%
Bank Central Asia Tbk. PT	400,600	$598,269
Bank Mandiri Persero Tbk. PT	234,000	111,952
Bank Rakyat Indonesia Persero Tbk. PT	1,014,000	200,560
Hanjaya Mandala Sampoerna Tbk. PT	1,327,700	330,860
Indofood CBP Sukses Makmur Tbk. PT	215,600	133,209
Jasa Marga Persero Tbk. PT	94,300	27,469
Kalbe Farma Tbk. PT	3,684,800	313,419
Semen Indonesia Persero Tbk. PT	43,000	21,374
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	288,765
Unilever Indonesia Tbk. PT	153,200	492,321
United Tractors Tbk. PT	44,900	98,866

		2,617,064

Malaysia - 7.7%
DiGi.Com Bhd.	366,100	376,274
Fraser & Neave Holdings Bhd.	18,600	179,741
Hong Leong Bank Bhd.	84,100	379,160
IHH Healthcare Bhd.	152,600	230,653
Kuala Lumpur Kepong Bhd.	26,100	156,184
Malayan Banking Bhd.	320,800	714,487
Malaysia Airports Holdings Bhd.	45,100	98,249
Nestle Malaysia Bhd.	3,500	127,717
Petronas Chemicals Group Bhd.	211,600	440,760
Petronas Dagangan Bhd.	9,600	58,991
Petronas Gas Bhd.	102,200	436,953
PPB Group Bhd.	46,500	226,351
Public Bank Bhd.	187,800	1,086,408
Sime Darby Plantation Bhd.	245,100	322,402
Telekom Malaysia Bhd.	323,700	249,132
Tenaga Nasional Bhd.	170,300	617,407
Westports Holdings Bhd.	470,800	395,551

		6,096,420

Mexico - 5.5%
America Movil SAB de CV, Class L, ADR (1)	2,319	38,635
Arca Continental SAB de CV (1)	74,800	460,470
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	129,507
Fomento Economico Mexicano SAB de CV, ADR (1)	2,772	243,354
Gruma SAB de CV, Class B (1)	28,310	346,244
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,914	642,380
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	2,477	394,239
Grupo Bimbo SAB de CV, Series A (1)	104,900	204,357
Grupo Financiero Banorte SAB de CV, Class O (1)	15,700	92,547
Grupo Lala SAB de CV (1)	96,700	99,718
Infraestructura Energetica Nova SAB de CV (1)	84,100	375,354
Kimberly-Clark de Mexico SAB de CV, Class A (1)	18,000	30,407
Promotora y Operadora de Infraestructura SAB de CV (1)	12,895	115,209
Wal-Mart de Mexico SAB de CV (1)	440,600	1,161,607

		4,334,028

Philippines - 0.5%
Ayala Corp.	3,660	63,090
Bank of the Philippine Islands	176,330	292,543
BDO Unibank, Inc.	12,190	28,662
Jollibee Foods Corp.	5,120	25,244

		409,539

INVESTMENTS	SHARES	VALUE ($)
Poland - 2.6%
Bank Polska Kasa Opieki SA *	10,096	$303,885
Bank Zachodni WBK SA	3,292	291,461
Jastrzebska Spolka Weglowa SA *	4,443	90,374
LPP SA	240	541,348
PGE Polska Grupa Energetyczna SA *	69,490	172,686
Polski Koncern Naftowy ORLEN SA	9,987	223,679
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	46,021
Powszechna Kasa Oszczednosci Bank Polski SA *	4,356	42,794
Powszechny Zaklad Ubezpieczen SA	32,418	336,094

		2,048,342

Russia - 0.7%
Mobile TeleSystems PJSC, ADR (1)	12,058	106,472
Novolipetsk Steel PJSC, GDR (d)	4,160	100,797
Severstal PJSC, GDR (d)	20,460	297,958
Tatneft PJSC, ADR	1,177	73,997

		579,224

South Africa - 6.3%
Bidvest Group Ltd. (The)	22,037	315,569
Capitec Bank Holdings Ltd.	5,945	374,546
Clicks Group Ltd.	3,136	44,777
Coronation Fund Managers Ltd.	26,598	112,949
FirstRand Ltd.	84,297	391,593
Kumba Iron Ore Ltd.	10,004	214,117
Mr Price Group Ltd.	18,914	310,407
Nedbank Group Ltd.	2,862	51,980
Netcare Ltd.	12,382	24,825
Pick n Pay Stores Ltd.	129,535	706,171
RMB Holdings Ltd.	96,398	530,390
Shoprite Holdings Ltd.	15,793	253,142
SPAR Group Ltd. (The)	13,671	184,668
Standard Bank Group Ltd.	2,577	35,981
Tiger Brands Ltd.	30,449	735,399
Truworths International Ltd.	52,414	293,052
Vodacom Group Ltd.	48,827	436,440

		5,016,006

South Korea - 12.8%
Amorepacific Corp.	476	137,790
BGF retail Co. Ltd.	180	31,492
Celltrion, Inc. *	2,258	613,465
Cheil Worldwide, Inc.	8,801	162,992
CJ Logistics Corp. *	192	28,956
Coway Co. Ltd.	2,627	204,313
DB Insurance Co. Ltd.	9,486	502,361
Hanmi Science Co. Ltd.	1,491	86,417
Hanon Systems	51,171	486,752
Hanssem Co. Ltd.	1,290	121,402
Hanwha Life Insurance Co. Ltd.	15,054	71,553
Hotel Shilla Co. Ltd.	1,058	117,190
Hyundai Engineering & Construction Co. Ltd.	2,835	146,474
Hyundai Glovis Co. Ltd.	2,099	217,480
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	221,717
Hyundai Mobis Co. Ltd.	689	131,048
Kangwon Land, Inc.	13,654	320,408
Kia Motors Corp.	4,700	129,859
KT Corp.	1,517	37,310
KT&G Corp.	4,734	454,866
LG Chem Ltd.	1,339	400,774
LG Household & Health Care Ltd.	253	317,027
LG Innotek Co. Ltd.	219	28,401
Medy-Tox, Inc.	194	133,374

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 12.8% (Continued)
NAVER Corp.	305	$208,713
NCSoft Corp.	1,533	510,160
Ottogi Corp.	45	34,708
S-1 Corp.	8,200	712,556
Samsung Biologics Co. Ltd. *(b)	1,394	521,765
Samsung Electronics Co. Ltd.	20,750	869,209
Samsung Fire & Marine Insurance Co. Ltd.	1,141	270,349
Samsung Life Insurance Co. Ltd.	2,063	182,115
Samsung SDS Co. Ltd.	2,010	360,907
SillaJen, Inc. *	1,184	77,718
SK Hynix, Inc.	11,559	887,260
SK Innovation Co. Ltd.	197	35,682
SK Telecom Co. Ltd.	1,506	314,768
Woori Bank	6,606	96,353

		10,185,684

Taiwan - 13.7%
Advantech Co. Ltd. *	32,998	217,289
Asustek Computer, Inc.	32,000	292,020
Chang Hwa Commercial Bank Ltd.	630,126	365,352
Cheng Shin Rubber Industry Co. Ltd.	16,000	24,066
Chunghwa Telecom Co. Ltd.	312,600	1,126,558
Delta Electronics, Inc.	10,000	35,843
E.Sun Financial Holding Co. Ltd.	187,501	130,551
Far EasTone Telecommunications Co. Ltd.	403,000	1,041,015
Feng TAY Enterprise Co. Ltd.	19,040	95,439
First Financial Holding Co. Ltd.	1,347,915	910,066
Formosa Petrochemical Corp. *	130,000	521,545
Fubon Financial Holding Co. Ltd.	93,000	155,600
Globalwafers Co. Ltd.	8,000	132,448
Hon Hai Precision Industry Co. Ltd.	44,583	121,492
Hua Nan Financial Holdings Co. Ltd.	569,874	331,503
Lite-On Technology Corp. *	31,023	37,485
MediaTek, Inc.	3,000	29,448
Mega Financial Holding Co. Ltd.	518,000	456,719
Micro-Star International Co. Ltd.	86,000	264,733
Nien Made Enterprise Co. Ltd.	26,000	221,557
Novatek Microelectronics Corp.	22,000	99,005
President Chain Store Corp.	111,000	1,257,789
Realtek Semiconductor Corp. *	62,442	226,883
TaiMed Biologics, Inc. *	5,000	51,050
Taiwan Cooperative Financial Holding Co. Ltd.	453,404	265,285
Taiwan Mobile Co. Ltd.	225,000	815,145
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	30,123	1,101,297
Teco Electric and Machinery Co. Ltd.	35,000	26,266
Uni-President Enterprises Corp.	176,172	446,565
Vanguard International Semiconductor Corp.	38,000	86,808

		10,886,822

Thailand - 6.8%
Airports of Thailand PCL, NVDR	519,900	988,347
Bangkok Bank PCL, NVDR	30,000	177,135
Bangkok Dusit Medical Services PCL, NVDR	384,900	290,077
BTS Group Holdings PCL, NVDR	651,100	172,935
Bumrungrad Hospital PCL, NVDR	142,300	715,438
Delta Electronics Thailand PCL, NVDR	143,100	252,597
Electricity Generating PCL, NVDR	16,800	113,447
Glow Energy PCL, NVDR	243,600	696,686
Home Product Center PCL, NVDR	1,798,000	728,111
Kasikornbank PCL, NVDR	50,300	294,293

INVESTMENTS	SHARES	VALUE ($)
Thailand - 6.8% (Continued)
Krung Thai Bank PCL, NVDR	299,700	$150,968
Robinson PCL, NVDR	229,600	388,356
Siam Cement PCL (The), NVDR	3,700	46,199
Siam Commercial Bank PCL (The), NVDR	96,900	345,959

		5,360,548

Turkey - 1.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	33,890	170,385
BIM Birlesik Magazalar A/S	44,708	652,922
TAV Havalimanlari Holding A/S	16,885	82,643
Turkiye Sise ve Cam Fabrikalari A/S	87,052	80,137

		986,087

United Kingdom - 0.4%
Mondi Ltd.	10,770	291,722

TOTAL COMMON STOCKS (Cost $69,530,156)		75,415,410

SHORT-TERM INVESTMENTS - 4.3%

Investment Companies - 4.3%
Limited Purpose Cash Investment Fund, 1.85% (e) (Cost $3,373,655)	3,374,456	3,374,456

SECURITIES LENDING COLLATERAL - 1.3%

Investment Companies - 1.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (e)(f)	158,967	158,967
Limited Purpose Cash Investment Fund
1.85% (e)(f)	863,569	863,569

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,022,536) 1,022,536

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $73,926,347)		79,812,402

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (g)		(478,825)

NET ASSETS - 100.0%		$79,333,577

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$6,798,998	8.6%
Consumer Staples	13,621,170	17.2
Energy	2,570,766	3.2
Financials	14,801,403	18.6
Health Care	6,490,832	8.2
Industrials	6,091,374	7.7
Information Technology	8,661,290	10.9
Materials	2,272,030	2.9
Telecommunication Services	7,738,423	9.7
Utilities	6,369,124	8.0
Short-Term Investments	3,374,456	4.3
Securities Lending Collateral	1,022,536	1.3

Total Investments In Securities At Value	79,812,402	100.6
Liabilities in Excess of Other Assets (g)	(478,825)	(0.6)

Net Assets	$79,333,577	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $1,056,393.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $1,669,843, which represents approximately 2.10% of net assets of the fund.

(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $1, which represents approximately 0.00% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $1,378,351 or 1.74% of net assets.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $ 81,896 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	57	9/2018	USD	$3,030,405	$(94,686)

					$(94,686)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$311,384	$311,384

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 88.4%

Australia - 2.5%
ASX Ltd.	891	$42,472
Aurizon Holdings Ltd.	320,730	1,025,676
BHP Billiton Ltd.	14,837	371,252
BHP Billiton plc	39,704	891,054
BlueScope Steel Ltd.	33,590	428,695
Caltex Australia Ltd.	31,636	761,344
CIMIC Group Ltd.	15,991	499,883
Crown Resorts Ltd.	32,544	324,719
Dexus, REIT	14,068	101,117
Goodman Group, REIT	25,367	180,837
GPT Group (The), REIT	42,925	160,605
LendLease Group	2,927	42,856
Macquarie Group Ltd.	4,767	434,446
Mirvac Group, REIT	95,677	153,563
Newcrest Mining Ltd.	9,181	149,073
Origin Energy Ltd. *	22,754	168,770
Rio Tinto plc	43,527	2,399,143
Scentre Group, REIT	45,435	147,621
South32 Ltd.	213,407	569,866
Stockland, REIT	49,658	145,905
Vicinity Centres, REIT	79,436	152,344
Woodside Petroleum Ltd.	4,019	105,324

		9,256,565

Belgium - 0.6%
Ageas	6,413	322,850
Solvay SA	1,173	147,726
UCB SA	20,535	1,609,745

		2,080,321

Canada - 2.8%
Bank of Nova Scotia (The) (1)	8,196	464,086
BlackBerry Ltd. (1)*	44,320	427,473
Canadian Natural Resources Ltd. (1)	11,221	405,002
CGI Group, Inc., Class A (1)*	4,091	259,249
Constellation Software, Inc. (1)	1,648	1,278,074
Crescent Point Energy Corp. (1)	1,800	13,226
Dollarama, Inc. (1)	23,265	901,825
Finning International, Inc. (1)	26,616	656,973
Great-West Lifeco, Inc. (1)	1,345	33,066
Husky Energy, Inc. (1)	33,956	529,235
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,730	105,387
Linamar Corp. (1)	4,747	208,743
Magna International, Inc. (1)	8,341	485,112
Manulife Financial Corp. (1)	33,048	593,765
Methanex Corp. (1)	12,512	884,734
Power Corp. of Canada (1)	1,646	36,860
RioCan REIT (1)	6,747	123,942
Royal Bank of Canada (1)	2,575	193,891
Suncor Energy, Inc. (1)	30,745	1,251,176
Teck Resources Ltd., Class B (1)	15,081	384,180
West Fraser Timber Co. Ltd. (1)	12,865	885,524

		10,121,523

Chile - 0.2%
Antofagasta plc	62,168	807,699

Denmark - 0.9%
Carlsberg A/S, Class B	3,530	415,335
Danske Bank A/S	18,391	572,951
Novo Nordisk A/S, Class B	47,667	2,201,765

		3,190,051

Finland - 0.7%
Fortum OYJ	18,692	445,227

INVESTMENTS	SHARES	VALUE ($)
Finland - 0.7% (continued)
Neste OYJ	3,955	$309,435
UPM-Kymmene OYJ	49,001	1,744,685

		2,499,347

France - 4.0%
Aeroports de Paris	1,274	287,784
Atos SE	5,553	755,080
Capgemini SE	5,438	728,746
Cie de Saint-Gobain	29,662	1,321,292
Cie Generale des Etablissements Michelin SCA	10,353	1,252,486
CNP Assurances	14,403	327,229
Engie SA	110,369	1,688,260
Hermes International	871	532,054
Klepierre SA, REIT	2,812	105,656
Peugeot SA	81,324	1,852,990
Renault SA	17,420	1,475,848
Safran SA	1,352	163,734
Sanofi	3,421	274,568
Thales SA	3,231	415,681
TOTAL SA	48,869	2,967,606
Unibail-Rodamco-Westfield, REIT, CHDI *	5,869	63,717
Unibail-Rodamco-Westfield, REIT	1,021	224,813

		14,437,544

Germany - 3.7%
Allianz SE (Registered)	3,328	685,750
BASF SE	11,582	1,105,717
Bayer AG (Registered)	1,637	179,781
Bayerische Motoren Werke AG	8,776	793,284
Continental AG	6,850	1,558,908
Covestro AG (a)	28,695	2,550,516
Deutsche Lufthansa AG (Registered)	36,174	866,643
E.ON SE	62,607	667,047
Fresenius SE & Co. KGaA	1,365	109,288
HeidelbergCement AG	4,338	364,247
Infineon Technologies AG	5,507	139,885
Linde AG	1,365	324,295
Porsche Automobil Holding SE (Preference)	865	54,924
RWE AG	17,065	387,794
SAP SE	2,713	313,128
Schaeffler AG (Preference)	36,725	476,659
TUI AG	23,465	513,226
United Internet AG (Registered)	7,146	407,978
Volkswagen AG (Preference)	11,646	1,924,040

		13,423,110

Hong Kong - 0.8%
CK Asset Holdings Ltd.	31,201	246,997
CK Infrastructure Holdings Ltd.	2,749	20,350
Henderson Land Development Co. Ltd.	62,700	330,635
Hong Kong Exchanges & Clearing Ltd.	5,269	157,688
Kerry Properties Ltd.	100,500	480,283
Li & Fung Ltd.	430,000	157,502
Link REIT	18,329	167,149
PCCW Ltd.	19,406	10,919
Sino Land Co. Ltd.	178,000	289,245
Sun Hung Kai Properties Ltd.	34,000	512,242
Wharf Holdings Ltd. (The)	40,000	128,093
Wharf Real Estate Investment Co. Ltd.	7,000	49,705
Wheelock & Co. Ltd.	35,000	243,234

		2,794,042

Italy - 1.4%
Eni SpA	163,478	3,031,107
Intesa Sanpaolo SpA (b)	44,469	128,661

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 1.4% (continued)
Poste Italiane SpA (a)	44,604	$372,293
UniCredit SpA	85,295	1,413,714

		4,945,775

Japan - 6.7%
Aeon Mall Co. Ltd.	700	12,557
Aisin Seiki Co. Ltd.	5,300	241,323
Alfresa Holdings Corp.	6,200	145,590
ANA Holdings, Inc.	11,800	432,974
Astellas Pharma, Inc.	40,000	608,743
Bandai Namco Holdings, Inc.	5,200	214,196
Brother Industries Ltd.	8,500	167,459
Canon, Inc.	4,700	154,120
Daicel Corp.	25,900	286,114
Daifuku Co. Ltd.	2,000	87,383
Daito Trust Construction Co. Ltd.	486	79,059
Daiwa House Industry Co. Ltd.	2,451	83,388
Fujitsu Ltd.	16,115	97,520
Hitachi High-Technologies Corp.	3,258	132,536
Hitachi Ltd.	188,000	1,324,456
Hulic Co. Ltd.	1,500	16,010
Idemitsu Kosan Co. Ltd.	6,700	238,263
Inpex Corp.	18,300	190,062
ITOCHU Corp.	11,200	202,561
Japan Airlines Co. Ltd.	46,200	1,636,915
Japan Real Estate Investment Corp., REIT	30	158,701
Japan Retail Fund Investment Corp., REIT	64	115,446
JFE Holdings, Inc.	5,500	103,882
JXTG Holdings, Inc.	140,000	971,288
Kajima Corp.	53,000	409,513
Kamigumi Co. Ltd.	9,000	186,803
Kao Corp.	3,500	266,776
Keyence Corp.	200	112,803
Konami Holdings Corp.	4,800	243,896
Marubeni Corp.	39,900	303,774
McDonald’s Holdings Co. Japan Ltd.	2,600	132,584
Mitsubishi Corp.	13,600	377,115
Mitsubishi Electric Corp.	10,600	140,640
Mitsubishi Estate Co. Ltd.	5,764	100,622
Mitsubishi Gas Chemical Co., Inc.	10,400	235,016
Mitsubishi UFJ Financial Group, Inc.	135,900	769,858
Mitsui & Co. Ltd.	15,800	263,106
Mitsui Fudosan Co. Ltd.	4,598	110,758
MS&AD Insurance Group Holdings, Inc.	3,100	96,282
Nexon Co. Ltd. *	45,500	660,176
Nikon Corp.	13,100	208,191
Nintendo Co. Ltd.	1,200	391,715
Nippon Building Fund, Inc., REIT	21	121,134
Nippon Express Co. Ltd.	4,600	333,328
Nippon Telegraph & Telephone Corp.	22,296	1,012,862
NOK Corp.	8,300	160,311
Nomura Real Estate Holdings, Inc.	1,000	22,141
Nomura Real Estate Master Fund, Inc., REIT	117	165,258
Nomura Research Institute Ltd.	2,000	96,763
NTT DOCOMO, Inc.	5,300	135,057
Obayashi Corp.	9,600	99,681
Omron Corp.	6,900	321,429
Oracle Corp. Japan	3,100	252,666
ORIX Corp.	44,100	695,109
Otsuka Corp.	13,800	540,233
Panasonic Corp.	8,200	110,572
Pola Orbis Holdings, Inc.	4,400	193,360
Recruit Holdings Co. Ltd.	12,200	336,948
Resona Holdings, Inc.	67,300	358,694

INVESTMENTS	SHARES	VALUE ($)
Japan - 6.7% (continued)
Rohm Co. Ltd.	3,300	$275,763
Ryohin Keikaku Co. Ltd.	1,100	386,456
Shimadzu Corp.	12,200	368,086
Shionogi & Co. Ltd.	2,600	133,416
Shiseido Co. Ltd.	6,800	539,621
SMC Corp.	1,200	439,309
Sony Corp.	11,800	604,329
Stanley Electric Co. Ltd.	3,400	115,770
Subaru Corp.	26,900	782,387
Sumitomo Corp.	6,400	104,959
Sumitomo Heavy Industries Ltd.	11,100	373,993
Sumitomo Mitsui Financial Group, Inc.	3,900	152,123
Sumitomo Realty & Development Co. Ltd.	2,624	96,629
Taisei Corp.	16,400	903,139
THK Co. Ltd.	7,800	222,704
Tokyo Electron Ltd.	3,500	600,787
Tokyo Tatemono Co. Ltd.	1,200	16,460
Tokyu Fudosan Holdings Corp.	2,900	20,457
Tosoh Corp.	20,900	323,160
Toyota Motor Corp.	3,400	219,875
Toyota Tsusho Corp.	4,500	150,375

		24,495,518

Macau - 0.3%
Wynn Macau Ltd.	310,800	996,004

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)	96,388	141

Netherlands - 2.0%
Aegon NV	92,070	549,715
Akzo Nobel NV (b)	3,287	280,356
ASML Holding NV	1,683	333,040
ING Groep NV	19,668	282,325
Koninklijke Ahold Delhaize NV	53,708	1,282,418
Koninklijke DSM NV	16,175	1,618,130
Koninklijke Philips NV	14,576	617,556
NN Group NV	4,798	194,590
Randstad NV	5,131	301,165
Royal Dutch Shell plc, Class A	29,075	1,006,255
Royal Dutch Shell plc, Class B	22,741	814,423

		7,279,973

Singapore - 0.2%
Genting Singapore Ltd.	617,600	553,006
Sembcorp Industries Ltd.	4,477	9,019
Singapore Airlines Ltd.	22,000	172,292
Singapore Exchange Ltd.	4,067	21,372

		755,689

South Africa - 0.1%
Anglo American plc	15,269	338,986
Investec plc	14,147	100,030

		439,016

Spain - 0.7%
ACS Actividades de Construccion y Servicios SA	8,719	351,776
Banco Bilbao Vizcaya Argentaria SA	65,662	463,086
Endesa SA	9,926	218,289
Mapfre SA	296,971	892,618
Repsol SA	29,117	568,337

		2,494,106

Sweden - 0.7%
Boliden AB *	14,446	466,223
Electrolux AB, Series B	16,648	377,803
Investor AB, Class B	2,204	89,277
Kinnevik AB, Class B	1,380	47,026
Sandvik AB	30,597	540,373

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 0.7% (continued)
SKF AB, Class B	6,938	$128,438
Swedish Match AB	4,463	220,569
Volvo AB, Class B	51,887	824,647

		2,694,356

Switzerland - 2.9%
ABB Ltd. (Registered)	10,770	234,936
Adecco Group AG (Registered)	30,030	1,772,193
Barry Callebaut AG (Registered)	90	161,273
Coca-Cola HBC AG *	12,053	401,180
Nestle SA (Registered)	36,288	2,812,350
Novartis AG (Registered)	10,536	798,112
Partners Group Holding AG (b)	277	202,500
Roche Holding AG	8,764	1,944,365
Sika AG (Registered)	5,700	787,567
STMicroelectronics NV	20,245	449,506
Swiss Life Holding AG (Registered) *	2,281	790,940
Swiss Re AG	1,625	141,877
Zurich Insurance Group AG *	818	241,907

		10,738,706

United Kingdom - 3.2%
3i Group plc	9,545	113,005
Aviva plc	54,011	358,368
Barclays plc	409,321	1,011,733
Berkeley Group Holdings plc	30,032	1,495,983
BP plc	164,466	1,251,342
British Land Co. plc (The), REIT	12,747	112,773
BT Group plc	80,638	231,330
easyJet plc	8,124	178,727
Fiat Chrysler Automobiles NV *	20,873	393,753
Hammerson plc, REIT	17,591	120,893
International Consolidated Airlines Group SA	103,606	906,659
Land Securities Group plc, REIT	8,112	102,198
Lloyds Banking Group plc	1,332,842	1,105,882
Melrose Industries plc	37,856	105,924
NatWest Markets plc *	28,879	97,222
Persimmon plc	29,815	993,128
Randgold Resources Ltd.	867	66,731
Royal Mail plc	89,166	593,215
Standard Life Aberdeen plc	301,147	1,289,561
Taylor Wimpey plc	270,867	637,627
Unilever plc	5,942	328,239
Vodafone Group plc	69,344	167,971

		11,662,264

United States - 54.0%
AbbVie, Inc. (1)	9,372	868,316
ABIOMED, Inc. (1)*	2,355	963,313
Accenture plc, Class A (1)	4,002	654,687
Activision Blizzard, Inc. (1)	9,875	753,660
Adobe Systems, Inc. (1)*	10,522	2,565,369
Aetna, Inc. (1)	3,218	590,503
Aflac, Inc. (1)	21,000	903,420
Agilent Technologies, Inc. (1)	3,516	217,429
Akamai Technologies, Inc. (1)*	4,384	321,040
Align Technology, Inc. (1)*	2,542	869,720
Allstate Corp. (The) (1)	15,092	1,377,447
Alphabet, Inc., Class A (1)*	2,446	2,761,999
Alphabet, Inc., Class C (1)*	2,378	2,653,016
Amazon.com, Inc. (1)*	3,500	5,949,300
American Express Co. (1)	1,115	109,270
American Tower Corp., REIT (1)	4,396	633,771
Ameriprise Financial, Inc. (1)	3,102	433,908
Amgen, Inc. (1)	5,649	1,042,749
Anadarko Petroleum Corp. (1)	6,598	483,304
ANSYS, Inc. (1)*	1,432	249,426

INVESTMENTS	SHARES	VALUE ($)
United States - 54.0% (continued)
Anthem, Inc. (1)	4,426	$1,053,521
Apple, Inc. (1)	39,860	7,378,485
Applied Materials, Inc. (1)	49,054	2,265,804
Arista Networks, Inc. (1)*	1,534	394,990
Assurant, Inc. (1)	2,425	250,963
AT&T, Inc. (1)	4,311	138,426
AutoZone, Inc. (1)*	729	489,108
AvalonBay Communities, Inc., REIT (1)	811	139,403
Avery Dennison Corp. (1)	1,151	117,517
Bank of America Corp. (1)	10,695	301,492
Baxter International, Inc. (1)	4,597	339,442
Berkshire Hathaway, Inc., Class B (1)*	9,984	1,863,514
Best Buy Co., Inc. (1)	16,806	1,253,391
Biogen, Inc. (1)*	4,835	1,403,310
Boeing Co. (The) (1)	12,149	4,076,111
Boston Properties, Inc., REIT (1)	1,213	152,134
Bristol-Myers Squibb Co. (1)	20,480	1,133,363
Bunge Ltd. (1)	906	63,157
Cadence Design Systems, Inc. (1)*	10,407	450,727
Capital One Financial Corp. (1)	1,574	144,651
Carnival Corp. (1)	6,435	368,790
Caterpillar, Inc. (1)	5,064	687,033
Celanese Corp., Series A (1)	2,515	279,316
Centene Corp. (1)*	9,095	1,120,595
Chevron Corp. (1)	12,681	1,603,259
Cigna Corp. (1)	10,431	1,772,748
Cisco Systems, Inc. (1)	52,960	2,278,869
Cognizant Technology Solutions Corp., Class A (1)	14,045	1,109,415
Comcast Corp., Class A (1)	28,431	932,821
ConocoPhillips (1)	13,657	950,800
Consolidated Edison, Inc. (1)	8,136	634,445
Costco Wholesale Corp. (1)	2,854	596,429
Crown Castle International Corp., REIT (1)	1,970	212,405
Cummins, Inc. (1)	974	129,542
Darden Restaurants, Inc. (1)	18,453	1,975,578
Dell Technologies, Inc., Class V (1)*	2,178	184,215
Delta Air Lines, Inc. (1)	42,159	2,088,557
Devon Energy Corp. (1)	9,633	423,467
Discover Financial Services (1)	8,818	620,875
Dollar General Corp. (1)	1,624	160,126
DR Horton, Inc. (1)	27,229	1,116,389
DXC Technology Co. (1)	12,497	1,007,383
eBay, Inc. (1)*	10,645	385,988
Electronic Arts, Inc. (1)*	8,474	1,195,003
Eli Lilly & Co. (1)	4,121	351,645
Equinix, Inc., REIT (1)	445	191,301
Equity Residential, REIT (1)	2,048	130,437
Essex Property Trust, Inc., REIT (1)	720	172,130
Estee Lauder Cos., Inc. (The), Class A (1)	2,097	299,221
Everest Re Group Ltd. (1)	1,093	251,915
Exelon Corp. (1)	40,352	1,718,995
Express Scripts Holding Co. (1)*	8,113	626,405
Exxon Mobil Corp. (1)	22,183	1,835,200
F5 Networks, Inc. (1)*	1,511	260,572
Facebook, Inc., Class A (1)*	40,376	7,845,865
FLIR Systems, Inc. (1)	8,075	419,658
FNF Group (1)	38,455	1,446,677
Fortinet, Inc. (1)*	2,619	163,504
Freeport-McMoRan, Inc. (1)	76,997	1,328,968
Gap, Inc. (The) (1)	13,076	423,532
General Dynamics Corp. (1)	3,341	622,796
Gilead Sciences, Inc. (1)	23,005	1,629,674
Harris Corp. (1)	1,243	179,663
HD Supply Holdings, Inc. (1)*	16,537	709,272
HollyFrontier Corp. (1)	15,745	1,077,430

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 54.0% (continued)
Home Depot, Inc. (The) (1)	11,848	$2,311,545
Honeywell International, Inc. (1)	7,769	1,119,124
Host Hotels & Resorts, Inc., REIT (1)	5,400	113,778
HP, Inc. (1)	34,264	777,450
Humana, Inc. (1)	9,332	2,777,483
Huntington Ingalls Industries, Inc. (1)	3,693	800,605
IAC/InterActiveCorp (1)*	3,951	602,488
Ingersoll-Rand plc (1)	3,347	300,326
Intel Corp. (1)	74,048	3,680,926
International Business Machines Corp. (1)	10,815	1,510,856
Intuit, Inc. (1)	1,381	282,145
Intuitive Surgical, Inc. (1)*	540	258,379
Johnson & Johnson (1)	18,743	2,274,276
JPMorgan Chase & Co. (1)	33,142	3,453,396
KLA-Tencor Corp. (1)	8,121	832,646
Kohl’s Corp. (1)	11,937	870,207
L3 Technologies, Inc. (1)	1,771	340,599
Lam Research Corp. (1)	7,401	1,279,263
Las Vegas Sands Corp. (1)	24,260	1,852,494
Lear Corp. (1)	2,382	442,599
Lockheed Martin Corp. (1)	2,739	809,183
Lowe’s Cos., Inc. (1)	12,621	1,206,189
Lululemon Athletica, Inc. (1)*	7,121	889,057
LyondellBasell Industries NV, Class A (1)	16,265	1,786,710
M&T Bank Corp. (1)	828	140,884
Macy’s, Inc. (1)	4,333	162,184
ManpowerGroup, Inc. (1)	2,361	203,188
Marathon Oil Corp. (1)	25,337	528,530
Marathon Petroleum Corp. (1)	14,689	1,030,580
Mastercard, Inc., Class A (1)	4,465	877,462
Maxim Integrated Products, Inc. (1)	6,156	361,111
McDonald’s Corp. (1)	4,124	646,190
McKesson Corp. (1)	3,876	517,058
Merck & Co., Inc. (1)	33,037	2,005,346
Michael Kors Holdings Ltd. (1)*	25,869	1,722,875
Micron Technology, Inc. (1)*	66,826	3,504,355
Microsoft Corp. (1)	69,309	6,834,560
Netflix, Inc. (1)*	679	265,781
Newmont Mining Corp. (1)	12,484	470,772
NextEra Energy, Inc. (1)	6,944	1,159,856
Norfolk Southern Corp. (1)	7,573	1,142,539
Northrop Grumman Corp. (1)	4,769	1,467,421
Nucor Corp. (1)	6,467	404,188
NVIDIA Corp. (1)	11,634	2,756,095
NVR, Inc. (1)*	350	1,039,623
Occidental Petroleum Corp. (1)	1,179	98,659
Oracle Corp. (1)	40,795	1,797,428
Palo Alto Networks, Inc. (1)*	496	101,913
PayPal Holdings, Inc. (1)*	15,216	1,267,036
PepsiCo, Inc. (1)	14,269	1,553,466
Pfizer, Inc. (1)	44,933	1,630,169
Phillips 66 (1)	9,463	1,062,790
PNC Financial Services Group, Inc. (The) (1)	8,527	1,151,998
Procter & Gamble Co. (The) (1)	9,876	770,921
Progressive Corp. (The) (1)	10,152	600,491
Prologis, Inc., REIT (1)	2,980	195,756
Public Storage, REIT (1)	2,236	507,259
Raytheon Co. (1)	9,452	1,825,937
Reinsurance Group of America, Inc. (1)	6,562	875,896
Robert Half International, Inc. (1)	18,018	1,172,972
Ross Stores, Inc. (1)	15,120	1,281,420
S&P Global, Inc. (1)	1,101	224,483

INVESTMENTS	SHARES	VALUE ($)
United States - 54.0% (continued)
SEI Investments Co. (1)	3,972	$248,329
Shire plc	3,495	196,904
Simon Property Group, Inc., REIT (1)	1,352	230,097
Skyworks Solutions, Inc. (1)	16,667	1,610,866
Southwest Airlines Co. (1)	34,568	1,758,820
Steel Dynamics, Inc. (1)	34,162	1,569,744
Synchrony Financial (1)	37,516	1,252,284
T. Rowe Price Group, Inc. (1)	5,455	633,271
Take-Two Interactive Software, Inc. (1)*	2,570	304,185
Target Corp. (1)	10,628	809,003
TE Connectivity Ltd. (1)	1,521	136,981
Texas Instruments, Inc. (1)	16,406	1,808,762
TJX Cos., Inc. (The) (1)	13,112	1,248,000
Total System Services, Inc. (1)	11,038	932,932
Travelers Cos., Inc. (The) (1)	6,828	835,338
Twenty-First Century Fox, Inc., Class A (1)	8,466	420,676
Tyson Foods, Inc., Class A (1)	7,627	525,119
UGI Corp. (1)	5,610	292,113
Union Pacific Corp. (1)	7,521	1,065,575
United Continental Holdings, Inc. (1)*	1,381	96,297
United Technologies Corp. (1)	2,662	332,830
United Therapeutics Corp. (1)*	2,827	319,875
UnitedHealth Group, Inc. (1)	11,208	2,749,771
US Bancorp (1)	17,167	858,693
Valero Energy Corp. (1)	24,375	2,701,481
Ventas, Inc., REIT (1)	2,800	159,460
Vertex Pharmaceuticals, Inc. (1)*	5,074	862,377
Visa, Inc., Class A (1)(b)	6,520	863,574
Walmart, Inc. (1)	27,132	2,323,856
Walt Disney Co. (The) (1)	1,831	191,907
Waste Management, Inc. (1)	17,721	1,441,426
Wells Fargo & Co. (1)	25,237	1,399,139
Welltower, Inc., REIT (1)	3,001	188,133
Western Digital Corp. (1)	2,976	230,372
Weyerhaeuser Co., REIT (1)	3,285	119,771
WW Grainger, Inc. (1)	618	190,591
Zoetis, Inc. (1)	6,322	538,571

		196,708,103

TOTAL COMMON STOCKS (Cost $291,253,064)		321,819,853

	NO. OF RIGHTS
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(b)(d) (Cost $—)	44,469	—

	SHARES

SHORT-TERM INVESTMENTS - 9.7%

Investment Companies - 9.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (e)(f)	10,735,565	10,735,565
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (e)(f)	740,118	740,118
Limited Purpose Cash Investment Fund, 1.85% (e)	23,944,460	23,944,460

TOTAL SHORT-TERM INVESTMENTS (Cost $35,414,097)		35,420,143

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (e)(g)	89,580	$89,580
Limited Purpose Cash Investment Fund
1.85% (e)(g)	486,637	486,637

TOTAL SECURITIES LENDING COLLATERAL (Cost $576,217) 576,217

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.3% (Cost $327,243,378)		357,816,213

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7% (h)		6,254,690

NET ASSETS - 100.0%		$364,070,903

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$49,164,405	13.5%
Consumer Staples	12,753,288	3.5
Energy	26,377,695	7.2
Financials	35,328,685	9.7
Health Care	36,735,874	10.1
Industrials	40,922,657	11.2
Information Technology	78,485,645	21.6
Materials	24,471,786	6.7
Real Estate	8,650,876	2.4
Telecommunication Services	1,696,566	0.5
Utilities	7,232,376	2.0
Short-Term Investments	35,420,143	9.7
Securities Lending Collateral	576,217	0.2

Total Investments In Securities At Value	357,816,213	98.3
Other Assets in Excess of Liabilities (h)	6,254,690	1.7

Net Assets	$364,070,903	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $2,922,809, which represents approximately 0.80% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $1,064,966.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $141, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $546,794 was received (See Note 3).
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CHDI - Clearing House Electronic Subregister System (CHESS) Depository Interest

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	63,197,200	$6,553
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.70%)	Monthly	JPMC	09/19/2018	EUR	(193,064)	4,986
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.50%)	Monthly	JPMC	09/19/2018	SEK	(21,886,250)	10,978

								22,517

MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	HKD	21,946,154	(151,864)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	EUR	5,954,076	(131,228)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (0.14%)	Increases in total return of reference entity	Monthly	JPMC	09/25/2018	JPY	2,430,280,109	(696,170)
MSCI Singapore Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	SGD	36,600	(161)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	SGD	1,264,868	(50,579)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/21/2018	CHF	8,746,500	(31,559)
								(1,061,561)

								$(1,039,044)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	61	7/2018	EUR	$3,790,101	$(89,176)
Hang Seng Index	88	7/2018	HKD	16,110,227	31,612
DAX Index	47	9/2018	EUR	16,889,293	(718,898)
FTSE/MIB Index	38	9/2018	EUR	4,785,551	(108,908)
TOPIX Index	76	9/2018	JPY	11,878,969	(323,496)

					(1,208,866)

Short Contracts
IBEX 35 Index	(34)	7/2018	EUR	(3,812,414)	80,196
OMXS30 Index	(329)	7/2018	SEK	(5,733,877)	25,297
FTSE 100 Index	(53)	9/2018	GBP	(5,317,002)	18,664
S&P 500 E-Mini Index	(100)	9/2018	USD	(13,608,000)	306,177
S&P/TSX 60 Index	(69)	9/2018	CAD	(10,111,847)	(81,676)
SPI 200 Index	(244)	9/2018	AUD	(27,753,946)	(290,442)

					58,216

					$(1,150,650)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,181,600	USD	869,666	CITG	9/19/2018	$4,988
AUD	1,772,400	USD	1,305,326	JPMC	9/19/2018	6,654
CAD	5,427,200	USD	4,090,000	CITG	9/19/2018	43,838
CAD	8,140,800	USD	6,135,008	JPMC	9/19/2018	65,749
EUR	8,400	USD	9,807	CITG	9/19/2018	62
EUR	12,600	USD	14,710	JPMC	9/19/2018	93
GBP	1,932,800	USD	2,552,701	CITG	9/19/2018	7,171
GBP	1,950,000	USD	2,580,097	JPMC	9/19/2018	2,555
HKD	40,000	USD	5,105	CITG	9/19/2018	1
HKD	60,000	USD	7,657	JPMC	9/19/2018	1
NOK	10,472,800	USD	1,279,618	CITG	9/19/2018	10,367
NOK	15,709,200	USD	1,919,429	JPMC	9/19/2018	15,547
USD	2,981,048	AUD	3,904,800	CITG	9/19/2018	90,606
USD	4,471,567	AUD	5,857,200	JPMC	9/19/2018	135,903
USD	99,780	CAD	129,200	CITG	9/19/2018	1,370
USD	149,670	CAD	193,800	JPMC	9/19/2018	2,055
USD	19,409,184	CHF	18,983,466	CITG	9/19/2018	107,303
USD	29,113,741	CHF	28,475,200	JPMC	9/19/2018	160,917
USD	15,648	DKK	98,000	CITG	9/19/2018	190
USD	23,472	DKK	147,000	JPMC	9/19/2018	285
USD	7,769,129	EUR	6,579,600	CITG	9/19/2018	39,185
USD	11,653,678	EUR	9,869,399	JPMC	9/19/2018	58,763
USD	3,212	GBP	2,400	CITG	9/19/2018	34
USD	4,818	GBP	3,600	JPMC	9/19/2018	50
USD	7,714	HKD	60,400	CITG	9/19/2018	5
USD	11,571	HKD	90,600	JPMC	9/19/2018	8
USD	4,054,144	JPY	445,155,600	CITG	9/19/2018	10,977
USD	6,081,208	JPY	667,733,400	JPMC	9/19/2018	16,457
USD	5,667,846	NOK	45,712,200	CITG	9/19/2018	37,259
USD	8,501,759	NOK	68,568,299	JPMC	9/19/2018	55,878
USD	4,882,294	NZD	6,987,600	CITG	9/19/2018	149,236
USD	7,323,431	NZD	10,481,400	JPMC	9/19/2018	223,845
USD	19,473,228	SEK	169,196,400	CITG	9/19/2018	467,339
USD	29,209,805	SEK	253,794,601	JPMC	9/19/2018	700,972
USD	52,639	SGD	70,800	CITG	9/19/2018	587
USD	78,959	SGD	106,200	JPMC	9/19/2018	881
USD	7,295	ILS	26,400	CITG	9/20/2018	37
USD	10,942	ILS	39,600	JPMC	9/20/2018	55

Total unrealized appreciation						2,417,223

AUD	10,253,600	USD	7,753,372	CITG	9/19/2018	(163,371)
AUD	15,380,400	USD	11,630,072	JPMC	9/19/2018	(245,072)
CAD	29,705,200	USD	22,998,803	CITG	9/19/2018	(372,683)
CAD	44,557,798	USD	34,498,247	JPMC	9/19/2018	(559,065)
DKK	137,200	USD	21,887	CITG	9/19/2018	(245)
DKK	205,800	USD	32,830	JPMC	9/19/2018	(368)
EUR	800	USD	952	CITG	9/19/2018	(12)
EUR	1,200	USD	1,427	JPMC	9/19/2018	(18)
GBP	1,937,200	USD	2,601,990	CITG	9/19/2018	(36,292)
GBP	3,854,997	USD	5,162,505	JPMC	9/19/2018	(56,803)
HKD	3,603,600	USD	460,281	CITG	9/19/2018	(353)
HKD	5,405,400	USD	690,422	JPMC	9/19/2018	(528)
JPY	2,096,310,400	USD	19,285,140	CITG	9/19/2018	(245,206)
JPY	3,144,465,600	USD	28,927,746	JPMC	9/19/2018	(367,846)
NZD	11,261,600	USD	7,824,923	CITG	9/19/2018	(196,867)
NZD	16,892,401	USD	11,737,400	JPMC	9/19/2018	(295,317)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	15,581,600	USD	1,758,198	CITG	9/19/2018	$(7,912)
SEK	23,372,400	USD	2,636,807	JPMC	9/19/2018	(11,377)
SGD	574,400	USD	428,873	CITG	9/19/2018	(6,572)
SGD	861,600	USD	643,310	JPMC	9/19/2018	(9,860)
USD	5,618,680	CHF	5,536,134	CITG	9/19/2018	(10,314)
USD	8,428,009	CHF	8,304,200	JPMC	9/19/2018	(15,481)
USD	422,274	DKK	2,702,400	CITG	9/19/2018	(3,988)
USD	633,410	DKK	4,053,600	JPMC	9/19/2018	(5,983)
USD	4,080,849	EUR	3,492,400	CITG	9/19/2018	(22,144)
USD	6,121,268	EUR	5,238,601	JPMC	9/19/2018	(33,224)
USD	126,078	HKD	988,000	CITG	9/19/2018	(21)
USD	189,116	HKD	1,482,000	JPMC	9/19/2018	(32)
USD	1,864,664	NOK	15,237,400	CITG	9/19/2018	(12,199)
USD	2,796,993	NOK	22,856,100	JPMC	9/19/2018	(18,302)
USD	6,172	SGD	8,400	CITG	9/19/2018	(3)
USD	9,258	SGD	12,600	JPMC	9/19/2018	(5)
ILS	1,009,600	USD	284,783	CITG	9/20/2018	(7,228)
ILS	1,514,399	USD	427,174	JPMC	9/20/2018	(10,843)

Total unrealized depreciation						(2,715,534)

Net unrealized depreciation						$(298,311)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$8,670,534	$8,670,534

CITG
Investment Companies	240,830	—	240,830

GSIN
Investment Companies	740,118	—	740,118

JPMC
Investment Companies	10,494,735	—	10,494,735

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 87.5%
Australia - 7.8%
Alumina Ltd.	301,596	$624,118
AMP Ltd.	47,322	124,466
ASX Ltd.	5,022	239,387
Aurizon Holdings Ltd.	693,866	2,218,942
Australia & New Zealand Banking Group Ltd.	102,875	2,153,131
BHP Billiton Ltd.	92,900	2,324,546
BHP Billiton plc	141,342	3,172,059
BlueScope Steel Ltd.	90,246	1,151,771
Caltex Australia Ltd.	66,459	1,599,386
CIMIC Group Ltd.	88,689	2,772,442
Crown Resorts Ltd.	125,499	1,252,208
Dexus, REIT	23,093	165,987
Goodman Group, REIT	54,028	385,156
GPT Group (The), REIT	55,477	207,569
LendLease Group	24,576	359,832
Macquarie Group Ltd.	14,309	1,304,069
Mirvac Group, REIT	104,753	168,130
Newcrest Mining Ltd.	146,427	2,377,556
Origin Energy Ltd. *	59,734	443,056
Rio Tinto Ltd.	12,593	778,062
Rio Tinto plc	131,015	7,221,353
Scentre Group, REIT	147,628	479,651
South32 Ltd.	763,173	2,037,920
Stockland, REIT	62,453	183,499
Suncorp Group Ltd.	23,422	252,595
Vicinity Centres, REIT	94,695	181,608
Wesfarmers Ltd.	3,652	133,248

		34,311,747

Belgium - 1.3%
Ageas	50,784	2,556,623
Groupe Bruxelles Lambert SA	1,290	135,708
UCB SA	37,339	2,927,016

		5,619,347

Chile - 0.4%
Antofagasta plc	149,074	1,936,800

Denmark - 2.0%
Coloplast A/S, Class B	9,693	967,772
Novo Nordisk A/S, Class B	174,547	8,062,424

		9,030,196

Finland - 1.8%
Fortum OYJ	89,957	2,142,697
Neste OYJ	12,901	1,009,360
Sampo OYJ, Class A	6,159	299,948
UPM-Kymmene OYJ	122,896	4,375,724

		7,827,729

France - 9.0%
Atos SE	22,085	3,003,049
Capgemini SE	11,872	1,590,965
Cie de Saint-Gobain	28,626	1,275,144
Cie Generale des Etablissements Michelin SCA	34,286	4,147,855

INVESTMENTS	SHARES	VALUE ($)
France - 9.0% (continued)
CNP Assurances	27,886	$633,557
Dassault Systemes SE	4,180	584,964
Engie SA	348,991	5,338,342
Hermes International	306	186,921
Kering SA	1,464	824,671
Klepierre SA, REIT	3,302	124,067
L’Oreal SA	511	125,975
Pernod Ricard SA	2,229	363,784
Peugeot SA	167,126	3,808,012
Renault SA	22,130	1,874,886
Safran SA	14,941	1,809,428
Sanofi	13,215	1,060,630
Schneider Electric SE	1,683	139,970
Thales SA	31,320	4,029,440
TOTAL SA	120,451	7,314,479
Unibail-Rodamco-Westfield, REIT	3,742	823,946
Vinci SA	7,672	736,444

		39,796,529

Germany - 9.0%
adidas AG	532	115,826
Allianz SE (Registered)	18,902	3,894,847
BASF SE	44,207	4,220,379
Bayer AG (Registered)	15,498	1,702,046
Bayerische Motoren Werke AG	24,061	2,174,933
Continental AG	9,144	2,080,972
Covestro AG (a)	63,535	5,647,221
Deutsche Boerse AG	5,074	674,609
Deutsche Lufthansa AG (Registered)	117,771	2,821,514
Deutsche Wohnen SE	9,934	479,752
E.ON SE	53,639	571,497
Fresenius SE & Co. KGaA	10,315	825,867
Hannover Rueck SE	3,406	423,440
HeidelbergCement AG	12,043	1,011,208
HOCHTIEF AG	676	121,905
Infineon Technologies AG	127,161	3,230,055
Linde AG	5,612	1,333,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	583	122,572
OSRAM Licht AG	13,637	555,365
Porsche Automobil Holding SE (Preference)	4,664	296,143
RWE AG	70,180	1,594,807
SAP SE	21,503	2,481,829
Schaeffler AG (Preference)	79,849	1,036,372
TUI AG	35,934	785,948
United Internet AG (Registered)	9,795	559,214
Volkswagen AG (Preference)	5,086	840,259
Vonovia SE	7,064	335,747

		39,937,620

Hong Kong - 2.4%
CK Asset Holdings Ltd.	29,462	233,230
CK Infrastructure Holdings Ltd.	17,827	131,968
Galaxy Entertainment Group Ltd.	36,000	277,504
Henderson Land Development Co. Ltd.	184,800	974,502

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 2.4% (continued)
Hong Kong Exchanges & Clearing Ltd.	32,254	$965,283
Kerry Properties Ltd.	337,500	1,612,891
Li & Fung Ltd.	2,422,000	887,137
Link REIT	67,882	619,042
NWS Holdings Ltd.	73,000	125,979
PCCW Ltd.	64,000	36,012
Sino Land Co. Ltd.	660,000	1,072,481
Sun Hung Kai Properties Ltd.	105,000	1,581,925
Wharf Holdings Ltd. (The)	88,000	281,804
Wharf Real Estate Investment Co. Ltd.	42,000	298,232
Wheelock & Co. Ltd.	149,000	1,035,480
Yue Yuen Industrial Holdings Ltd.	126,500	356,561

		10,490,031

Italy - 2.6%
Enel SpA	260,614	1,444,110
Eni SpA	331,873	6,153,382
Intesa Sanpaolo SpA (b)	57,384	166,027
Moncler SpA	7,237	328,379
UniCredit SpA	204,544	3,390,196

		11,482,094

Japan - 20.2%
Aisin Seiki Co. Ltd.	9,700	441,666
Alfresa Holdings Corp.	8,200	192,555
Alps Electric Co. Ltd.	26,400	678,014
Amada Holdings Co. Ltd.	26,700	256,249
ANA Holdings, Inc.	30,300	1,111,789
Asahi Kasei Corp.	32,100	407,075
Astellas Pharma, Inc.	166,000	2,526,285
Bandai Namco Holdings, Inc.	57,500	2,368,512
Brother Industries Ltd.	48,300	951,562
CyberAgent, Inc.	5,400	323,856
Daifuku Co. Ltd.	6,100	266,519
Daito Trust Construction Co. Ltd.	2,487	404,570
Daiwa House Industry Co. Ltd.	8,395	285,613
Fast Retailing Co. Ltd.	1,000	458,336
Fuji Electric Co. Ltd.	50,000	379,806
Fujitsu Ltd.	114,000	689,873
Hitachi Construction Machinery Co. Ltd.	13,700	444,154
Hitachi High-Technologies Corp.	29,300	1,191,931
Hitachi Ltd.	579,000	4,079,045
Honda Motor Co. Ltd.	4,000	117,284
Hoya Corp.	8,900	504,888
Hulic Co. Ltd.	8,000	85,385
ITOCHU Corp.	42,300	765,031
Japan Airlines Co. Ltd.	87,200	3,089,590
Japan Real Estate Investment Corp., REIT	41	216,891
Japan Retail Fund Investment Corp., REIT	73	131,681
JFE Holdings, Inc.	23,100	436,306
JXTG Holdings, Inc.	372,900	2,587,097
Kajima Corp.	200,000	1,545,332
Kamigumi Co. Ltd.	9,500	197,181
Kao Corp.	13,100	998,503

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.2% (continued)
Kirin Holdings Co. Ltd.	8,200	$219,800
Konami Holdings Corp.	21,100	1,072,127
Kose Corp.	3,900	838,868
Kyocera Corp.	9,500	534,260
Marubeni Corp.	140,600	1,070,442
Mazda Motor Corp.	55,000	674,663
McDonald’s Holdings Co. Japan Ltd.	4,400	224,372
Mebuki Financial Group, Inc.	113,100	379,380
MINEBEA MITSUMI, Inc.	10,900	183,684
Mitsubishi Corp.	26,300	729,275
Mitsubishi Electric Corp.	42,100	558,579
Mitsubishi Estate Co. Ltd.	38,020	663,712
Mitsubishi Gas Chemical Co., Inc.	57,600	1,301,627
Mitsubishi Motors Corp.	111,300	887,206
Mitsubishi UFJ Financial Group, Inc.	508,991	2,883,375
Mitsui & Co. Ltd.	101,200	1,685,212
Mitsui Fudosan Co. Ltd.	29,205	703,498
MS&AD Insurance Group Holdings, Inc.	12,800	397,550
Nexon Co. Ltd. *	199,600	2,896,070
Nikon Corp.	62,100	986,919
Nintendo Co. Ltd.	8,200	2,676,719
Nippon Building Fund, Inc., REIT	41	236,499
Nippon Express Co. Ltd.	32,300	2,340,540
Nippon Telegraph & Telephone Corp.	18,738	851,230
Nomura Real Estate Holdings, Inc.	3,900	86,349
Nomura Research Institute Ltd.	7,800	377,374
NTT DOCOMO, Inc.	39,500	1,006,554
Omron Corp.	29,000	1,350,932
Oracle Corp. Japan	1,800	146,709
Oriental Land Co. Ltd.	14,100	1,478,338
ORIX Corp.	96,500	1,521,043
Otsuka Corp.	31,700	1,240,971
Panasonic Corp.	24,200	326,323
Pola Orbis Holdings, Inc.	3,400	149,415
Recruit Holdings Co. Ltd.	42,300	1,168,269
Resona Holdings, Inc.	254,400	1,355,896
Rohm Co. Ltd.	19,300	1,612,795
Ryohin Keikaku Co. Ltd.	1,800	632,382
Sega Sammy Holdings, Inc.	23,900	409,060
Shimadzu Corp.	42,700	1,288,301
Shimizu Corp.	24,100	249,436
Shionogi & Co. Ltd.	8,600	441,299
Shiseido Co. Ltd.	29,800	2,364,808
Sony Corp.	63,000	3,226,505
Stanley Electric Co. Ltd.	3,500	119,175
Subaru Corp.	77,421	2,251,791
SUMCO Corp.	45,200	907,817
Sumitomo Corp.	20,500	336,196
Sumitomo Dainippon Pharma Co. Ltd.	45,900	970,140
Sumitomo Heavy Industries Ltd.	35,400	1,192,733
Sumitomo Mitsui Financial Group, Inc.	28,436	1,109,175
Sumitomo Realty & Development Co. Ltd.	12,261	451,511
Suzuken Co. Ltd.	2,700	114,181

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.2% (continued)
Taisei Corp.	41,900	$2,307,410
THK Co. Ltd.	34,100	973,615
Tokyo Electron Ltd.	22,700	3,896,530
Tokyu Fudosan Holdings Corp.	12,883	90,876
Toshiba Corp. *	162,000	486,333
Tosoh Corp.	13,200	204,101
Toyota Tsusho Corp.	17,200	574,768
Yamaha Motor Co. Ltd.	7,200	180,747

		89,728,044

Macau - 0.6%
Sands China Ltd.	97,200	518,211
Wynn Macau Ltd.	615,200	1,971,497

		2,489,708

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)	143,427	210

Netherlands - 6.0%
Aegon NV	33,502	200,028
ASML Holding NV	9,553	1,890,394
ING Groep NV	98,316	1,411,279
Koninklijke Ahold Delhaize NV	210,448	5,024,992
Koninklijke DSM NV	21,626	2,163,444
Koninklijke Philips NV	76,915	3,258,733
NN Group NV	50,305	2,040,191
Randstad NV	3,139	184,244
Royal Dutch Shell plc, Class A	172,706	5,977,169
Royal Dutch Shell plc, Class B	96,178	3,444,422
Wolters Kluwer NV	14,716	826,697

		26,421,593

Singapore - 0.7%
Ascendas REIT	102,137	197,793
CapitaLand Commercial Trust, REIT	121,300	147,709
CapitaLand Mall Trust, REIT	120,594	183,308
DBS Group Holdings Ltd.	10,200	198,360
Genting Singapore Ltd.	1,416,400	1,268,262
Oversea-Chinese Banking Corp. Ltd.	18,600	158,430
Sembcorp Industries Ltd.	29,317	59,059
Singapore Airlines Ltd.	24,700	193,437
Singapore Exchange Ltd.	25,572	134,378
United Overseas Bank Ltd.	23,200	454,691

		2,995,427

South Africa - 0.7%
Anglo American plc	96,536	2,143,189
Investec plc	145,353	1,027,754

		3,170,943

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	15,555	627,581
Banco Bilbao Vizcaya Argentaria SA	178,949	1,262,050
Endesa SA	92,610	2,036,642
Mapfre SA	801,027	2,407,681
Repsol SA	10,995	214,612

		6,548,566

Sweden - 3.0%
Atlas Copco AB, Class B	6,481	168,842
Boliden AB *	25,787	832,236

INVESTMENTS	SHARES	VALUE ($)
Sweden - 3.0% (continued)
Electrolux AB, Series B	58,208	$1,320,950
Epiroc AB, Class B *	6,481	59,334
Essity AB, Class B	24,061	591,939
Hexagon AB, Class B	6,823	379,135
Investor AB, Class B	9,454	382,950
Sandvik AB	188,894	3,336,053
SKF AB, Class B	8,792	162,760
Swedish Match AB	65,119	3,218,292
Volvo AB, Class B	187,025	2,972,411

		13,424,902

Switzerland - 8.8%
ABB Ltd. (Registered)	75,699	1,651,293
Adecco Group AG (Registered)	53,868	3,178,971
Coca-Cola HBC AG *	76,543	2,547,706
Ferguson plc	3,054	247,092
Nestle SA (Registered)	134,822	10,448,819
Novartis AG (Registered)	36,054	2,731,125
Partners Group Holding AG (b)	831	607,499
Roche Holding AG	35,265	7,823,829
Sika AG (Registered)	8,883	1,227,361
Sonova Holding AG (Registered)	894	159,922
STMicroelectronics NV	109,730	2,436,368
Swatch Group AG (The)	4,214	1,994,830
Swiss Life Holding AG (Registered) *	2,130	738,581
Swiss Re AG	5,091	444,489
Zurich Insurance Group AG *	9,767	2,888,396

		39,126,281

United Kingdom - 9.4%
3i Group plc	29,271	346,543
Ashtead Group plc	56,782	1,690,931
Associated British Foods plc	43,834	1,580,580
Aviva plc	161,988	1,074,805
Barclays plc	1,898,880	4,693,527
Berkeley Group Holdings plc	18,363	914,716
BP plc	605,107	4,603,967
British Land Co. plc (The), REIT	28,168	249,202
BT Group plc	418,603	1,200,866
Burberry Group plc	79,595	2,262,133
Direct Line Insurance Group plc	50,353	227,227
Fiat Chrysler Automobiles NV *	23,890	450,667
Hammerson plc, REIT	24,134	165,859
International Consolidated Airlines Group SA	369,081	3,229,838
Land Securities Group plc, REIT	21,547	271,456
Lloyds Banking Group plc	5,677,256	4,710,519
London Stock Exchange Group plc	8,751	515,167
NatWest Markets plc *	440,341	1,482,423
Persimmon plc	70,723	2,355,761
Randgold Resources Ltd.	1,836	141,312
RELX NV	25,248	536,743
RELX plc	31,122	664,609
Royal Mail plc	343,990	2,288,539
RSA Insurance Group plc	30,956	276,849
Sky plc	35,934	692,046
Smith & Nephew plc	25,972	478,412
Standard Life Aberdeen plc	281,930	1,207,271
Taylor Wimpey plc	594,928	1,400,474
Unilever plc	31,121	1,719,138

		41,431,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 0.3%
Shire plc	25,194	$1,419,401

TOTAL COMMON STOCKS (Cost $363,922,764)		387,188,748

	NO. OF RIGHTS
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA (3)*(b)(d) (Cost $—)	57,384	—

SHORT-TERM INVESTMENTS - 9.9%

Investment Companies - 9.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (e)(f)	11,277,464	11,277,464
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.75% (e)(f)	1,006,461	1,006,461
Limited Purpose Cash Investment Fund, 1.85% (e)	31,517,312	31,517,312

TOTAL SHORT-TERM INVESTMENTS (Cost $43,792,734)		43,801,237

	SHARES

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.80% (e)(g)	112,822	112,822
Limited Purpose Cash Investment Fund 1.85% (e)(g)	612,892	612,892

TOTAL SECURITIES LENDING COLLATERAL (Cost $725,714)		725,714

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.6% (Cost $408,441,212)		431,715,699

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (h)		10,394,223

NET ASSETS - 100.0%		$442,109,922

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$51,531,272	11.6%
Consumer Staples	30,325,868	6.9
Energy	33,346,931	7.5
Financials	53,874,171	12.2
Health Care	36,166,524	8.2
Industrials	60,597,152	13.7
Information Technology	41,747,003	9.4
Materials	47,068,659	10.6
Real Estate	16,176,443	3.7
Telecommunication Services	3,094,661	0.7
Utilities	13,260,064	3.0
Short-Term Investments	43,801,237	9.9
Securities Lending Collateral	725,714	0.2

Total Investments In Securities At Value	431,715,699	97.6
Other Assets in Excess of Liabilities (h)	10,394,223	2.4

Net Assets	$442,109,922	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $5,647,221, which represents approximately 1.28% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $689,340.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $210, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of June 30, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swaps contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2018	HKD	17,235,600	$1,911
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2018	HKD	101,977,300	47,789
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.20%)	Monthly	JPMC	09/19/2018	EUR	(1,783,577)	47,520
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	09/19/2018	EUR	(970,727)	26,365
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	09/19/2018	EUR	(333,683)	7,765
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.50%)	Monthly	JPMC	09/19/2018	SEK	(18,539,383)	9,299
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	09/21/2018	CHF	(7,117,250)	25,851

								166,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (-0.45%)	Monthly	JPMC	09/19/2018	AUD	(1,271,072)	$(29,261)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/21/2018	EUR	6,312,480	(139,127)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.14%)	Increases in total return of reference entity	Monthly	JPMC	09/25/2018	JPY	1,238,173,661	(354,683)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	SGD	5,919	(204)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	SGD	3,484,354	(139,331)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2018	SGD	28,751	(396)
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	09/21/2018	CHF	(8,918,000)	(14,833)

								(677,835)

								$(511,335)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	178	7/2018	EUR	$11,059,638	$(285,205)
Hang Seng Index	149	7/2018	HKD	27,277,544	90,686
MSCI Singapore Index	9	7/2018	SGD	241,761	741
DAX Index	61	9/2018	EUR	21,920,146	(782,488)
FTSE/MIB Index	99	9/2018	EUR	12,467,620	(290,879)
TOPIX Index	302	9/2018	JPY	47,203,270	(1,009,453)

					(2,276,598)

Short Contracts
Amsterdam Exchange Index	(65)	7/2018	EUR	(8,374,060)	126,458
IBEX 35 Index	(62)	7/2018	EUR	(6,952,049)	146,227
OMXS30 Index	(597)	7/2018	SEK	(10,404,633)	5,295
FTSE 100 Index	(397)	9/2018	GBP	(39,827,355)	136,899
SPI 200 Index	(185)	9/2018	AUD	(21,042,951)	(233,740)

					181,139

					$(2,095,459)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	5,596,400	USD	4,123,823	CITG	9/19/2018	$18,789
AUD	6,690,000	USD	4,925,321	JPMC	9/19/2018	26,805
CHF	18,400	USD	18,633	CITG	9/19/2018	76
CHF	27,600	USD	27,950	JPMC	9/19/2018	113
DKK	497,600	USD	78,090	CITG	9/19/2018	399
DKK	746,400	USD	117,135	JPMC	9/19/2018	598
EUR	1,757,200	USD	2,041,758	CITG	9/19/2018	22,663
EUR	2,635,800	USD	3,062,640	JPMC	9/19/2018	33,990
GBP	5,009,200	USD	6,619,057	CITG	9/19/2018	15,313
GBP	7,513,800	USD	9,928,598	JPMC	9/19/2018	22,957
HKD	1,151,600	USD	146,947	CITG	9/19/2018	31
HKD	1,727,400	USD	220,421	JPMC	9/19/2018	48
SEK	41,200	USD	4,620	CITG	9/19/2018	8
SEK	61,800	USD	6,930	JPMC	9/19/2018	12
SGD	94,000	USD	68,844	CITG	9/19/2018	265
SGD	141,000	USD	103,265	JPMC	9/19/2018	398
USD	6,268,278	AUD	8,205,600	CITG	9/19/2018	194,263
USD	9,402,405	AUD	12,308,400	JPMC	9/19/2018	291,383
USD	10,852,910	CHF	10,614,864	CITG	9/19/2018	59,999
USD	16,279,345	CHF	15,922,296	JPMC	9/19/2018	89,979
USD	121,877	DKK	765,600	CITG	9/19/2018	1,115
USD	182,816	DKK	1,148,400	JPMC	9/19/2018	1,674
USD	22,545,658	EUR	19,095,380	CITG	9/19/2018	111,737
USD	33,818,444	EUR	28,643,070	JPMC	9/19/2018	167,564
USD	1,496,080	GBP	1,113,480	CITG	9/19/2018	21,346
USD	2,244,117	GBP	1,670,220	JPMC	9/19/2018	32,015
USD	122,848	HKD	962,000	CITG	9/19/2018	68
USD	184,272	HKD	1,443,000	JPMC	9/19/2018	101
USD	16,890,524	JPY	1,842,747,600	CITG	9/19/2018	153,598
USD	25,334,067	JPY	2,764,121,400	JPMC	9/19/2018	228,677
USD	8,985,106	NZD	12,863,600	CITG	9/19/2018	271,934
USD	13,477,642	NZD	19,295,400	JPMC	9/19/2018	407,885
USD	4,619,595	SEK	40,111,602	CITG	9/19/2018	113,846
USD	6,929,383	SEK	60,167,398	JPMC	9/19/2018	170,759
USD	169,307	SGD	226,800	CITG	9/19/2018	2,563
USD	253,961	SGD	340,200	JPMC	9/19/2018	3,845
USD	62,741	ILS	224,800	CITG	9/20/2018	940
USD	94,112	ILS	337,200	JPMC	9/20/2018	1,411

Total unrealized appreciation						2,469,167

AUD	14,868,040	USD	11,205,923	CITG	9/19/2018	(200,182)
AUD	24,006,660	USD	18,071,133	JPMC	9/19/2018	(300,735)
CHF	609,600	USD	622,821	CITG	9/19/2018	(2,996)
CHF	914,400	USD	934,233	JPMC	9/19/2018	(4,495)
DKK	665,200	USD	106,353	CITG	9/19/2018	(1,428)
DKK	997,800	USD	159,530	JPMC	9/19/2018	(2,142)
EUR	642,400	USD	763,417	CITG	9/19/2018	(8,704)
EUR	963,600	USD	1,144,918	JPMC	9/19/2018	(12,847)
GBP	5,822,400	USD	7,811,303	CITG	9/19/2018	(99,900)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	8,733,600	USD	11,716,969	JPMC	9/19/2018	$(149,867)
HKD	10,182,000	USD	1,300,454	CITG	9/19/2018	(924)
HKD	15,273,000	USD	1,950,683	JPMC	9/19/2018	(1,384)
JPY	4,408,748,720	USD	40,532,074	CITG	9/19/2018	(489,202)
JPY	6,613,123,080	USD	60,798,188	JPMC	9/19/2018	(733,883)
NZD	24,172,400	USD	16,795,763	CITG	9/19/2018	(422,564)
NZD	36,258,600	USD	25,193,676	JPMC	9/19/2018	(633,880)
SEK	2,659,600	USD	302,167	CITG	9/19/2018	(3,415)
SEK	3,989,400	USD	453,251	JPMC	9/19/2018	(5,119)
SGD	1,631,320	USD	1,218,431	CITG	9/19/2018	(19,085)
SGD	2,446,980	USD	1,827,649	JPMC	9/19/2018	(28,627)
USD	2,604,198	CHF	2,571,856	CITG	9/19/2018	(10,796)
USD	3,906,292	CHF	3,857,784	JPMC	9/19/2018	(16,200)
USD	717,989	DKK	4,591,600	CITG	9/19/2018	(6,265)
USD	1,076,983	DKK	6,887,400	JPMC	9/19/2018	(9,400)
USD	11,394,325	EUR	9,745,660	CITG	9/19/2018	(55,217)
USD	17,091,466	EUR	14,618,490	JPMC	9/19/2018	(82,848)
USD	10,048	GBP	7,600	CITG	9/19/2018	(18)
USD	15,071	GBP	11,400	JPMC	9/19/2018	(27)
USD	187,498	HKD	1,469,200	CITG	9/19/2018	(17)
USD	281,246	HKD	2,203,800	JPMC	9/19/2018	(26)
USD	885,075	JPY	97,465,200	CITG	9/19/2018	(162)
USD	1,327,611	JPY	146,197,800	JPMC	9/19/2018	(244)
USD	728,602	SEK	6,522,000	CITG	9/19/2018	(4,017)
USD	1,092,902	SEK	9,783,000	JPMC	9/19/2018	(6,026)
USD	35,564	SGD	48,400	CITG	9/19/2018	(19)
USD	53,346	SGD	72,600	JPMC	9/19/2018	(29)
ILS	3,594,001	USD	1,013,408	CITG	9/20/2018	(25,363)
ILS	5,390,999	USD	1,520,114	JPMC	9/20/2018	(38,047)

Total unrealized depreciation						(3,376,100)

Net unrealized depreciation						$(906,933)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$13,809,076	$13,809,076

CITG
Investment Companies	70,001	—	70,001

JPMC
Investment Companies	11,207,463	—	11,207,463

GSIN
Investment Companies	1,006,461	—	1,006,461

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 129.5%

COMMON STOCKS - 127.3%
Aerospace & Defense - 5.9%
Boeing Co. (The) (a)	890	$298,604
Curtiss-Wright Corp.	146	17,377
Esterline Technologies Corp. *	366	27,011
General Dynamics Corp.	202	37,655
Huntington Ingalls Industries, Inc.	459	99,507
L3 Technologies, Inc.	168	32,310
Lockheed Martin Corp.	156	46,087
Northrop Grumman Corp.	132	40,616
Raytheon Co. (a)	769	148,555
Spirit AeroSystems Holdings, Inc., Class A (a)	2,152	184,878
Teledyne Technologies, Inc. *	299	59,519

		992,119

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	148	10,819
FedEx Corp.	534	121,250

		132,069

Airlines - 0.1%
Delta Air Lines, Inc.	418	20,708
Southwest Airlines Co.	36	1,831

		22,539

Auto Components - 1.2%
BorgWarner, Inc.	66	2,849
Gentex Corp.	367	8,448
Lear Corp. (a)	1,010	187,668

		198,965

Automobiles - 0.8%
General Motors Co.	2,392	94,245
Thor Industries, Inc.	463	45,091

		139,336

Banks - 7.8%
Bank of America Corp. (a)	4,962	139,879
BankUnited, Inc.	1,313	53,636
Citigroup, Inc.	1,670	111,756
Citizens Financial Group, Inc.	1,710	66,519
Comerica, Inc.	344	31,276
Fifth Third Bancorp	336	9,643
JPMorgan Chase & Co. (a)	2,596	270,503
KeyCorp	2,648	51,742
M&T Bank Corp.	189	32,158
PNC Financial Services Group, Inc. (The) (a)	1,080	145,908
Popular, Inc.	1,037	46,883
Regions Financial Corp.	3,842	68,311
Synovus Financial Corp.	1,008	53,253
TCF Financial Corp.	2,313	56,946
US Bancorp	503	25,160
Wells Fargo & Co. (a)	2,549	141,317

		1,304,890

INVESTMENTS	SHARES	VALUE ($)
Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A *	65	$19,480
Constellation Brands, Inc., Class A	294	64,348
PepsiCo, Inc.	488	53,129

		136,957

Biotechnology - 4.2%
AbbVie, Inc.	1,337	123,873
Amgen, Inc.	444	81,958
Biogen, Inc. *	345	100,133
Celgene Corp. *	1,195	94,907
Exelixis, Inc. *	2,327	50,077
Gilead Sciences, Inc. (a)	1,616	114,477
Regeneron Pharmaceuticals, Inc. *	14	4,830
United Therapeutics Corp. *	538	60,875
Vertex Pharmaceuticals, Inc. *	395	67,134

		698,264

Building Products - 0.2%
Armstrong World Industries, Inc. *	544	34,381

Capital Markets - 2.7%
Ameriprise Financial, Inc.	421	58,889
BlackRock, Inc.	104	51,900
CME Group, Inc.	243	39,833
Federated Investors, Inc., Class B	3,409	79,498
Goldman Sachs Group, Inc. (The)	105	23,160
Invesco Ltd.	1,410	37,450
Moody’s Corp.	115	19,614
Morgan Stanley	130	6,162
Nasdaq, Inc.	392	35,778
S&P Global, Inc.	152	30,991
State Street Corp.	88	8,192
T. Rowe Price Group, Inc.	458	53,169

		444,636

Chemicals - 4.1%
Cabot Corp.	662	40,892
Celanese Corp., Series A	257	28,542
Chemours Co. (The)	1,529	67,826
Eastman Chemical Co.	818	81,767
Huntsman Corp.	3,214	93,849
LyondellBasell Industries NV, Class A (a)	1,950	214,208
Olin Corp.	2,200	63,184
PolyOne Corp.	881	38,077
Westlake Chemical Corp.	383	41,222
WR Grace & Co.	118	8,651

		678,218

Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	1,005	34,069
KAR Auction Services, Inc.	469	25,701
Pitney Bowes, Inc.	303	2,597
Waste Management, Inc.	812	66,048

		128,415

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.2%
Arista Networks, Inc. *	55	$14,162
Cisco Systems, Inc.	2,898	124,701
F5 Networks, Inc. *	340	58,633
Juniper Networks, Inc.	398	10,913

		208,409

Construction & Engineering - 0.8%
EMCOR Group, Inc.	1,254	95,530
KBR, Inc.	2,170	38,886

		134,416

Consumer Finance - 0.5%
Capital One Financial Corp.	555	51,005
Discover Financial Services	406	28,586
Synchrony Financial	246	8,211

		87,802

Containers & Packaging - 0.0% (b)
Greif, Inc., Class A	142	7,510

Diversified Consumer Services - 0.0% (b)
Graham Holdings Co., Class B	6	3,517

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,237	230,886

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,358	43,606
Verizon Communications, Inc.	978	49,203

		92,809

Electric Utilities - 1.7%
American Electric Power Co., Inc.	175	12,119
Entergy Corp.	20	1,616
Exelon Corp. (a)	4,863	207,164
NextEra Energy, Inc.	187	31,234
OGE Energy Corp.	1,070	37,675
PG&E Corp.	70	2,979

		292,787

Electrical Equipment - 0.4%
Eaton Corp. plc	590	44,096
Emerson Electric Co.	250	17,285
nVent Electric plc (United Kingdom) *	298	7,480

		68,861

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	527	42,576
Jabil, Inc.	1,999	55,292
Zebra Technologies Corp., Class A *	143	20,485

		118,353

Energy Equipment & Services - 0.4%
Halliburton Co.	395	17,799
Patterson-UTI Energy, Inc.	2,448	44,064
Superior Energy Services, Inc. *	619	6,029

		67,892

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	223	$32,150
AvalonBay Communities, Inc.	34	5,844
Boston Properties, Inc.	183	22,952
Crown Castle International Corp.	212	22,858
Digital Realty Trust, Inc.	220	24,548
Equinix, Inc.	33	14,186
Equity Residential	274	17,451
Host Hotels & Resorts, Inc.	664	13,990
Prologis, Inc.	751	49,333
Public Storage	325	73,729
Realty Income Corp.	977	52,553
SBA Communications Corp. *	80	13,210
Simon Property Group, Inc.	340	57,865
Ventas, Inc.	772	43,965
Welltower, Inc.	595	37,301
Weyerhaeuser Co.	578	21,074

		503,009

Food & Staples Retailing - 0.9%
Walgreens Boots Alliance, Inc.	82	4,921
Walmart, Inc. (a)	1,776	152,115

		157,036

Food Products - 0.9%
Archer-Daniels-Midland Co.	1,560	71,495
Bunge Ltd.	81	5,646
Ingredion, Inc.	197	21,808
Sanderson Farms, Inc.	132	13,880
Tyson Foods, Inc., Class A	660	45,441

		158,270

Gas Utilities - 0.5%
UGI Corp.	1,511	78,678

Health Care Equipment & Supplies - 3.6%
ABIOMED, Inc. *	137	56,040
Align Technology, Inc. *	222	75,955
Baxter International, Inc. (a)	2,432	179,579
Boston Scientific Corp. *	759	24,819
Danaher Corp.	451	44,505
Globus Medical, Inc., Class A *	468	23,615
Haemonetics Corp. *	510	45,737
Hill-Rom Holdings, Inc.	149	13,014
Intuitive Surgical, Inc. *	138	66,030
Medtronic plc	857	73,368
Varian Medical Systems, Inc. *	28	3,184

		605,846

Health Care Providers & Services - 4.1%
Aetna, Inc.	206	37,801
Anthem, Inc.	103	24,517
Cardinal Health, Inc.	285	13,916
Centene Corp. *	589	72,571
Cigna Corp.	433	73,588
Envision Healthcare Corp. *	76	3,345
Express Scripts Holding Co. *	375	28,954
Humana, Inc.	444	132,148
McKesson Corp.	445	59,363

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 4.1% (continued)
UnitedHealth Group, Inc.	540	$132,484
WellCare Health Plans, Inc. *	451	111,054

		689,741

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	603	34,558
Darden Restaurants, Inc.	434	46,464
Extended Stay America, Inc.	2,366	51,129
Hilton Grand Vacations, Inc. *	824	28,593
Hyatt Hotels Corp., Class A	323	24,919
Las Vegas Sands Corp.	1,691	129,125
Royal Caribbean Cruises Ltd.	589	61,020
Starbucks Corp.	259	12,652
Wyndham Destinations, Inc.	78	3,453
Wyndham Hotels & Resorts, Inc.	78	4,589
Wynn Resorts Ltd.	484	80,993

		477,495

Household Durables - 0.9%
DR Horton, Inc.	1,061	43,501
NVR, Inc. *	26	77,229
PulteGroup, Inc.	63	1,811
Toll Brothers, Inc.	294	10,875
Tupperware Brands Corp.	214	8,826

		142,242

Household Products - 0.2%
Procter & Gamble Co. (The)	383	29,897

Independent Power and Renewable Electricity Producers - 0.0% (b)
Vistra Energy Corp. *	156	3,691

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	390	56,179

Insurance - 3.8%
Aflac, Inc. (a)	2,360	101,527
Allstate Corp. (The)	1,082	98,754
Assurant, Inc.	121	12,522
Assured Guaranty Ltd.	946	33,801
Everest Re Group Ltd.	34	7,836
First American Financial Corp.	683	35,325
FNF Group (a)	3,820	143,709
Hanover Insurance Group, Inc. (The)	140	16,738
Lincoln National Corp.	449	27,950
Prudential Financial, Inc.	317	29,643
Reinsurance Group of America, Inc.	372	49,655
Travelers Cos., Inc. (The)	580	70,957
Unum Group	295	10,912

		639,329

Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. *(a)	297	504,841
Booking Holdings, Inc. *	65	131,761
Expedia Group, Inc.	154	18,509
Netflix, Inc. *	224	87,680
Qurate Retail, Inc. *	266	5,645

		748,436

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 7.2%
Akamai Technologies, Inc. *	780	$57,119
Alphabet, Inc., Class A *(a)	209	236,001
Alphabet, Inc., Class C *(a)	194	216,436
eBay, Inc. *	795	28,827
Facebook, Inc., Class A *(a)	2,374	461,316
IAC/InterActiveCorp *	744	113,452
Match Group, Inc. *	80	3,099
Twitter, Inc. *	1,991	86,947

		1,203,197

IT Services - 5.2%
Accenture plc, Class A	25	4,090
Booz Allen Hamilton Holding Corp.	142	6,210
Cognizant Technology Solutions Corp., Class A	1,150	90,838
Convergys Corp.	1,699	41,523
DXC Technology Co.	1,249	100,682
International Business Machines Corp. (a)	1,389	194,043
Mastercard, Inc., Class A	163	32,033
MAXIMUS, Inc.	863	53,601
PayPal Holdings, Inc. *(a)	1,858	154,716
Science Applications International Corp.	868	70,247
Teradata Corp. *	432	17,345
Total System Services, Inc.	1,216	102,776

		868,104

Leisure Products - 0.3%
Brunswick Corp.	705	45,458

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	714	44,154
Bruker Corp.	2,016	58,545
Charles River Laboratories International, Inc. *	160	17,961
Thermo Fisher Scientific, Inc.	100	20,714

		141,374

Machinery - 3.0%
Allison Transmission Holdings, Inc.	333	13,483
Caterpillar, Inc.	348	47,213
Crane Co.	326	26,122
Cummins, Inc.	655	87,115
Ingersoll-Rand plc	1,017	91,256
ITT, Inc.	1,540	80,496
Oshkosh Corp.	1,095	77,000
PACCAR, Inc.	462	28,626
Terex Corp.	824	34,765
WABCO Holdings, Inc. *	67	7,840

		493,916

Media - 2.0%
Comcast Corp., Class A	4,114	134,980
John Wiley & Sons, Inc., Class A	540	33,696
News Corp., Class A	198	3,069
Twenty-First Century Fox, Inc., Class A	666	33,094

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Media - 2.0% (continued)
Viacom, Inc., Class B	1,620	$48,859
Walt Disney Co. (The)	822	86,154

		339,852

Metals & Mining - 2.3%
Alcoa Corp. *	2,731	128,029
Commercial Metals Co.	154	3,251
Freeport-McMoRan, Inc.	5,755	99,331
Newmont Mining Corp.	179	6,750
Reliance Steel & Aluminum Co.	788	68,982
Steel Dynamics, Inc.	1,491	68,512
United States Steel Corp.	199	6,915

		381,770

Multiline Retail - 0.5%
Big Lots, Inc.	280	11,698
Macy’s, Inc.	608	22,758
Target Corp.	639	48,641

		83,097

Multi-Utilities - 2.1%
Ameren Corp.	225	13,691
CenterPoint Energy, Inc.	2,385	66,088
Consolidated Edison, Inc.	1,116	87,026
DTE Energy Co.	115	11,918
MDU Resources Group, Inc.	1,997	57,274
NorthWestern Corp.	903	51,697
Public Service Enterprise Group, Inc.	1,180	63,885

		351,579

Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	1,334	97,716
Apache Corp.	159	7,433
Cabot Oil & Gas Corp.	1,154	27,465
Chevron Corp.	1,363	172,324
CNX Resources Corp. *	2,565	45,606
ConocoPhillips	2,511	174,816
CONSOL Energy, Inc. *	2,647	101,512
Devon Energy Corp.	2,250	98,910
Energen Corp. *	1,085	79,010
EOG Resources, Inc.	369	45,915
Exxon Mobil Corp. (a)	1,858	153,712
HollyFrontier Corp.	1,398	95,665
Marathon Oil Corp.	3,930	81,980
Marathon Petroleum Corp.	147	10,314
Newfield Exploration Co. *	663	20,056
Occidental Petroleum Corp.	1,194	99,914
PBF Energy, Inc., Class A	330	13,837
Phillips 66	317	35,602
Pioneer Natural Resources Co.	96	18,167
QEP Resources, Inc. *	2,199	26,960
Southwestern Energy Co. *	12,430	65,879
Valero Energy Corp. (a)	1,246	138,094
Whiting Petroleum Corp. *	181	9,542
World Fuel Services Corp.	796	16,246

		1,636,675

INVESTMENTS	SHARES	VALUE ($)
Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	127	$9,930

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	529	29,275
Johnson & Johnson (a)	1,231	149,370
Merck & Co., Inc.	2,089	126,802
Pfizer, Inc. (a)	4,048	146,861

		452,308

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	635	77,883
ManpowerGroup, Inc.	191	16,437
Robert Half International, Inc.	1,123	73,107

		167,427

Road & Rail - 1.7%
CSX Corp.	668	42,605
Kansas City Southern	348	36,874
Norfolk Southern Corp.	732	110,437
Old Dominion Freight Line, Inc.	80	11,917
Ryder System, Inc.	111	7,976
Union Pacific Corp.	553	78,349

		288,158

Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc. (a)	3,370	155,660
Broadcom, Inc.	8	1,941
Cavium, Inc. *	43	3,720
Cirrus Logic, Inc. *	82	3,143
First Solar, Inc. *	721	37,968
Intel Corp. (a)	3,957	196,702
KLA-Tencor Corp.	541	55,469
Lam Research Corp.	531	91,783
Maxim Integrated Products, Inc.	1,049	61,534
Micron Technology, Inc. *(a)	3,755	196,912
MKS Instruments, Inc.	30	2,871
NVIDIA Corp.	578	136,928
ON Semiconductor Corp. *	1,166	25,926
QUALCOMM, Inc.	29	1,628
Skyworks Solutions, Inc.	1,010	97,617
Texas Instruments, Inc.	831	91,618

		1,161,420

Software - 8.6%
Activision Blizzard, Inc.	708	54,034
Adobe Systems, Inc. *(a)	759	185,052
Aspen Technology, Inc. *	259	24,020
Cadence Design Systems, Inc. *	1,667	72,198
Citrix Systems, Inc. *	311	32,605
Dell Technologies, Inc., Class V *	506	42,797
Electronic Arts, Inc. *	537	75,728
Fortinet, Inc. *	758	47,322
Intuit, Inc.	237	48,420
Manhattan Associates, Inc. *	476	22,377
Microsoft Corp. (a)	5,662	558,330
Oracle Corp. (a)	3,918	172,627
Red Hat, Inc. *	238	31,980
SS&C Technologies Holdings, Inc.	210	10,899

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 8.6% (continued)
Take-Two Interactive Software, Inc. *	199	$23,554
Zynga, Inc., Class A *	10,408	42,360

		1,444,303

Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	2,970	69,052
AutoZone, Inc. *	35	23,483
Best Buy Co., Inc.	1,337	99,713
Burlington Stores, Inc. *	243	36,579
Foot Locker, Inc.	715	37,645
Home Depot, Inc. (The)	410	79,991
Lowe’s Cos., Inc.	314	30,009
Michaels Cos., Inc. (The) *	1,035	19,841
Ross Stores, Inc.	287	24,323
Signet Jewelers Ltd.	468	26,091
TJX Cos., Inc. (The)	737	70,148
Urban Outfitters, Inc. *	1,025	45,664

		562,539

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc. (a)	2,897	536,264
Hewlett Packard Enterprise Co.	2,509	36,656
HP, Inc.	2,051	46,537
Seagate Technology plc	176	9,939
Western Digital Corp.	280	21,675

		651,071

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	56	6,070
Deckers Outdoor Corp. *	590	66,605
Lululemon Athletica, Inc. *	410	51,189
Michael Kors Holdings Ltd. *	1,882	125,341
PVH Corp.	21	3,144
Ralph Lauren Corp.	113	14,206
Skechers U.S.A., Inc., Class A *	2,599	77,996

		344,551

Tobacco - 0.1%
Philip Morris International, Inc.	190	15,341

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. *	118	5,061
MSC Industrial Direct Co., Inc., Class A	187	15,867
United Rentals, Inc. *	183	27,014
WESCO International, Inc. *	638	36,430
WW Grainger, Inc.	227	70,007

		154,379

TOTAL COMMON STOCKS (Cost $18,753,937)		21,310,329

EXCHANGE TRADED FUNDS - 1.3%
SPDR S&P 500 ETF Trust (Cost $219,929)	815	221,093

INVESTMENTS	SHARES	VALUE ($)

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(c)	4,556	$4,556
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(c)	18,223	18,223
Limited Purpose Cash Investment Fund, 1.85% (2)(c)	109,392	109,392
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(c)	22,779	22,779

TOTAL SHORT-TERM INVESTMENTS (Cost $154,944)		154,950

TOTAL LONG POSITIONS (Cost $19,128,810)		21,686,372

SHORT POSITIONS - (29.5)%

COMMON STOCKS - (29.5)%
Aerospace & Defense - (0.6)%
Arconic, Inc.	(431)	(7,331)
HEICO Corp.	(51)	(3,738)
TransDigm Group, Inc.	(282)	(97,329)

		(108,398)

Airlines - (0.4)%
American Airlines Group, Inc.	(1,784)	(67,721)

Automobiles - (0.1)%
Tesla, Inc. *	(71)	(24,349)

Banks - (2.5)%
Bank of the Ozarks	(79)	(3,558)
Chemical Financial Corp.	(1,511)	(84,117)
Home BancShares, Inc.	(1,407)	(31,742)
Sterling Bancorp	(5,726)	(134,561)
Texas Capital Bancshares, Inc. *	(171)	(15,647)
United Bankshares, Inc.	(3,987)	(145,127)

		(414,752)

Biotechnology - (3.1)%
Agios Pharmaceuticals, Inc. *	(939)	(79,092)
Alkermes plc *	(1,334)	(54,907)
Alnylam Pharmaceuticals, Inc. *	(393)	(38,707)
BioMarin Pharmaceutical, Inc. *	(392)	(36,926)
Bluebird Bio, Inc. *	(212)	(33,273)
Exact Sciences Corp. *	(814)	(48,669)
Incyte Corp. *	(210)	(14,070)
Intrexon Corp.*	(3,057)	(42,615)
Ionis Pharmaceuticals, Inc. *	(1,128)	(47,004)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - (3.1)% (continued)
Neurocrine Biosciences, Inc. *	(466)	$(45,780)
OPKO Health, Inc. *	(3,167)	(14,885)
Seattle Genetics, Inc. *	(841)	(55,834)

		(511,762)

Capital Markets - (0.3)%
Charles Schwab Corp. (The)	(400)	(20,440)
MarketAxess Holdings, Inc.	(109)	(21,567)

		(42,007)

Chemicals - (1.2)%
Albemarle Corp.	(1,557)	(146,872)
Axalta Coating Systems Ltd. *	(1,101)	(33,371)
Platform Specialty Products Corp. *	(353)	(4,095)
Valvoline, Inc.	(596)	(12,856)

		(197,194)

Commercial Services & Supplies - (0.4)%
Healthcare Services Group, Inc.	(756)	(32,652)
Stericycle, Inc. *	(402)	(26,246)

		(58,898)

Communications Equipment - (0.7)%
Ciena Corp. *	(144)	(3,818)
EchoStar Corp., Class A *	(311)	(13,808)
NetScout Systems, Inc. *	(372)	(11,048)
ViaSat, Inc. *	(1,333)	(87,605)

		(116,279)

Construction & Engineering - 0.0% (b)
Granite Construction, Inc.	(91)	(5,065)

Containers & Packaging - (0.3)%
Ball Corp.	(417)	(14,824)
Crown Holdings, Inc. *	(767)	(34,331)
Sealed Air Corp.	(84)	(3,566)

		(52,721)

Diversified Telecommunication Services - (0.2)%
CenturyLink, Inc.	(1,165)	(21,716)
Zayo Group Holdings, Inc. *	(425)	(15,504)

		(37,220)

Electric Utilities - (1.1)%
PPL Corp.	(6,589)	(188,116)

Electrical Equipment - (0.1)%
GrafTech International Ltd.	(561)	(10,092)

Electronic Equipment, Instruments & Components - (0.8)%
Belden, Inc.	(1,445)	(88,318)
Cognex Corp.	(964)	(43,004)

		(131,322)

Energy Equipment & Services - (1.3)%
Core Laboratories NV	(434)	(54,775)
Ensco plc, Class A	(10,376)	(75,330)
Rowan Cos. plc, Class A *	(2,027)	(32,878)
Transocean Ltd. *	(881)	(11,840)
Weatherford International plc *	(14,600)	(48,034)

		(222,857)

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - (0.2)%
Casey’s General Stores, Inc.	(214)	$(22,487)
Sprouts Farmers Market, Inc. *	(630)	(13,904)

		(36,391)

Food Products - (1.7)%
Campbell Soup Co.	(2,730)	(110,674)
Hain Celestial Group, Inc. (The) *	(1,696)	(50,541)
Kraft Heinz Co. (The)	(995)	(62,506)
McCormick & Co., Inc. (Non-Voting)	(171)	(19,851)
Post Holdings, Inc. *	(98)	(8,430)
TreeHouse Foods, Inc. *	(525)	(27,568)

		(279,570)

Gas Utilities - 0.0% (b)
WGL Holdings, Inc.	(26)	(2,308)

Health Care Equipment & Supplies - (0.2)%
DexCom, Inc. *	(354)	(33,623)

Health Care Providers & Services - (1.5)%
Acadia Healthcare Co., Inc. *	(2,200)	(90,002)
Henry Schein, Inc. *	(786)	(57,095)
LifePoint Health, Inc. *	(340)	(16,592)
Premier, Inc., Class A *	(2,599)	(94,552)

		(258,241)

Health Care Technology - (0.2)%
Medidata Solutions, Inc. *	(342)	(27,552)

Hotels, Restaurants & Leisure - (0.7)%
Caesars Entertainment Corp. *	(5,012)	(53,628)
Scientific Games Corp. *	(1,213)	(59,619)

		(113,247)

Household Durables - (0.4)%
Leggett & Platt, Inc.	(165)	(7,366)
Lennar Corp., Class A	(196)	(10,290)
Newell Brands, Inc.	(1,539)	(39,691)
Tempur Sealy International, Inc. *	(51)	(2,450)

		(59,797)

Insurance - (0.3)%
Kemper Corp.	(734)	(55,527)

Internet Software & Services - (0.3)%
Pandora Media, Inc. *	(7,114)	(56,058)

IT Services - (0.8)%
Gartner, Inc. *	(742)	(98,612)
Square, Inc., Class A *	(457)	(28,169)

		(126,781)

Leisure Products - (0.2)%
Mattel, Inc.	(2,035)	(33,415)

Life Sciences Tools & Services - (0.2)%
Syneos Health, Inc.*	(775)	(36,348)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - (1.3)%
Colfax Corp. *	(1,342)	$(41,132)
Flowserve Corp.	(1,464)	(59,146)
Middleby Corp. (The) *	(443)	(46,258)
Wabtec Corp.	(792)	(78,075)

		(224,611)

Media - (2.0)%
Discovery, Inc., Class A *	(6,900)	(189,750)
DISH Network Corp., Class A *	(330)	(11,091)
Liberty Broadband Corp., Class C *	(205)	(15,523)
Lions Gate Entertainment Corp., Class A	(569)	(14,123)
Meredith Corp.	(279)	(14,229)
New York Times Co. (The), Class A	(3,199)	(82,854)

		(327,570)

Metals & Mining - (1.0)%
Allegheny Technologies, Inc. *	(3,774)	(94,803)
Compass Minerals International, Inc.	(608)	(39,976)
Royal Gold, Inc.	(424)	(39,364)

		(174,143)

Multi-Utilities - (0.1)%
Black Hills Corp.	(399)	(24,423)

Oil, Gas & Consumable Fuels - (1.5)%
Callon Petroleum Co. *	(2,932)	(31,490)
Cheniere Energy, Inc. *	(328)	(21,382)
Chesapeake Energy Corp. *	(9,524)	(49,906)
Extraction Oil & Gas, Inc. *	(2,628)	(38,605)
Hess Corp.	(385)	(25,753)
Matador Resources Co. *	(563)	(16,918)
RSP Permian, Inc. *	(151)	(6,647)
Targa Resources Corp.	(1,228)	(60,774)

		(251,475)

Personal Products - (0.3)%
Coty, Inc., Class A	(4,083)	(57,570)

Pharmaceuticals - (1.1)%
Akorn, Inc. *	(2,722)	(45,158)
Allergan plc	(60)	(10,003)
Catalent, Inc. *	(1,013)	(42,435)
Nektar Therapeutics *	(945)	(46,144)
Prestige Brands Holdings, Inc. *	(846)	(32,470)

		(176,210)

Professional Services - 0.0% (b)
IHS Markit Ltd. *	(41)	(2,115)

Semiconductors & Semiconductor Equipment - (0.4)%
Advanced Micro Devices, Inc. *	(2,313)	(34,672)
Cree, Inc. *	(132)	(5,487)
Cypress Semiconductor Corp.	(185)	(2,882)
Integrated Device Technology, Inc. *	(659)	(21,009)
Microchip Technology, Inc.	(41)	(3,729)

		(67,779)

INVESTMENTS	SHARES	VALUE ($)
Software - (0.2)%
FireEye, Inc. *	(1,310)	$(20,161)
Workday, Inc., Class A *	(69)	(8,357)

		(28,518)

Specialty Retail - (1.3)%
CarMax, Inc. *	(734)	(53,487)
Floor & Decor Holdings, Inc., Class A *	(347)	(17,117)
L Brands, Inc.	(1,331)	(49,087)
Office Depot, Inc.	(30,842)	(78,647)
Penske Automotive Group, Inc.	(508)	(23,800)

		(222,138)

Textiles, Apparel & Luxury Goods - (0.4)%
Under Armour, Inc., Class A *	(2,810)	(63,169)

Trading Companies & Distributors - (0.1)%
NOW, Inc. *	(1,457)	(19,422)

TOTAL COMMON STOCKS (Proceeds $(4,801,640))		(4,946,754)

TOTAL SHORT POSITIONS (Proceeds $(4,801,640))		(4,946,754)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $14,327,170)		16,739,618

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		9,816

NET ASSETS - 100.0%		$16,749,434

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,241,802	13.4%
Consumer Staples	133,899	0.8
Energy	1,230,234	7.4
Exchange Traded Funds	221,093	1.3
Financials	2,195,258	13.1
Health Care	1,543,798	9.2
Industrials	2,176,538	13.0
Information Technology	5,128,120	30.6
Materials	643,440	3.9
Real Estate	503,009	3.0
Telecommunication Services	55,589	0.3
Utilities	511,888	3.1
Short-Term Investments	154,950	0.9

Total Investments In Securities At Value	16,739,618	100.0
Other Assets in Excess of Liabilities	9,816	0.0 (b)

Net Assets	$16,749,434	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,446,028.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.1%

COMMON STOCKS - 127.8%
Aerospace & Defense - 2.2%
AAR Corp.	63	$2,929
Axon Enterprise, Inc. *	121	7,645
Engility Holdings, Inc. *	37	1,134
Esterline Technologies Corp. *	177	13,062
KLX, Inc. *	78	5,608
Moog, Inc., Class A	159	12,396
Vectrus, Inc. *	922	28,416

		71,190

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A *	190	9,462

Airlines - 0.2%
Allegiant Travel Co.	14	1,945
SkyWest, Inc.	80	4,152

		6,097

Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. *	92	1,432
Cooper-Standard Holdings, Inc. *	88	11,499
Dana, Inc. (a)	838	16,919
Modine Manufacturing Co. *	385	7,026
Stoneridge, Inc. *(a)	726	25,512
Tenneco, Inc.	196	8,616
Tower International, Inc.	931	29,606

		100,610

Banks - 9.0%
1st Source Corp. (a)	288	15,388
BancFirst Corp.	85	5,032
Bancorp, Inc. (The) *	1,362	14,246
Bank of Marin Bancorp	29	2,345
Cathay General Bancorp	109	4,413
Central Pacific Financial Corp.	292	8,366
CoBiz Financial, Inc.	184	3,952
Community Trust Bancorp, Inc.	102	5,095
Customers Bancorp, Inc. *	231	6,556
Eagle Bancorp, Inc. *(a)	244	14,957
FB Financial Corp.	130	5,294
Fidelity Southern Corp.	51	1,296
Financial Institutions, Inc.	365	12,008
First Bancorp/PR *	3,428	26,224
First Busey Corp.	96	3,045
First Citizens BancShares, Inc., Class A (a)	40	16,132
First of Long Island Corp. (The)	111	2,758
Franklin Financial Network, Inc.*	83	3,121
Fulton Financial Corp.	233	3,844
Great Southern Bancorp, Inc.	248	14,186
Great Western Bancorp, Inc.	114	4,787
Hanmi Financial Corp.	468	13,268
Hilltop Holdings, Inc.	612	13,507

INVESTMENTS	SHARES	VALUE ($)
Banks - 9.0% (continued)
IBERIABANK Corp.	37	$2,805
Independent Bank Corp./MI	753	19,201
International Bancshares Corp. (a)	365	15,622
Investors Bancorp, Inc.	203	2,596
MB Financial, Inc.	134	6,258
Mercantile Bank Corp.	63	2,328
National Commerce Corp. *	126	5,834
OFG Bancorp	542	7,615
Opus Bank	20	574
Peapack Gladstone Financial Corp.	123	4,255
Sandy Spring Bancorp, Inc.	131	5,372
TriCo Bancshares	117	4,382
Triumph Bancorp, Inc. *	164	6,683
United Community Banks, Inc.	185	5,674
Wintrust Financial Corp.	74	6,442

		295,461

Beverages - 0.0% (b)
National Beverage Corp. *	11	1,176

Biotechnology - 5.4%
Acorda Therapeutics, Inc. *	153	4,391
Adverum Biotechnologies, Inc. *	269	1,426
Amicus Therapeutics, Inc. *	215	3,358
Arena Pharmaceuticals, Inc. *	79	3,444
Array BioPharma, Inc. *	252	4,229
BioSpecifics Technologies Corp. *	169	7,581
Blueprint Medicines Corp. *	10	635
CareDx, Inc. *	170	2,081
Catalyst Pharmaceuticals, Inc. *	241	752
Clovis Oncology, Inc. *	52	2,364
Concert Pharmaceuticals, Inc. *	373	6,278
CytomX Therapeutics, Inc. *	56	1,280
Eagle Pharmaceuticals, Inc. *	55	4,161
Emergent BioSolutions, Inc. *(a)	282	14,238
Enanta Pharmaceuticals, Inc. *(a)	186	21,557
FibroGen, Inc. *	104	6,510
Genomic Health, Inc. *	259	13,054
Halozyme Therapeutics, Inc. *	187	3,155
Insmed, Inc. *	120	2,838
Ligand Pharmaceuticals, Inc. *	26	5,386
Loxo Oncology, Inc. *	10	1,735
Mirati Therapeutics, Inc. *	13	641
Momenta Pharmaceuticals, Inc. *	20	409
Myriad Genetics, Inc. *(a)	437	16,331
Palatin Technologies, Inc. *	1,021	990
PDL BioPharma, Inc. *	3,120	7,301
Pieris Pharmaceuticals, Inc. *	332	1,683
Portola Pharmaceuticals, Inc. *	71	2,682
PTC Therapeutics, Inc. *	53	1,788
Puma Biotechnology, Inc. *	41	2,425
REGENXBIO, Inc. *(a)	240	17,220
Sangamo Therapeutics, Inc. *	144	2,045
Spectrum Pharmaceuticals, Inc. *	419	8,782
Vericel Corp. *	300	2,910

		175,660

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Building Products - 3.4%
Armstrong Flooring, Inc. *	100	$1,404
Builders FirstSource, Inc. *	778	14,230
Continental Building Products, Inc. *(a)	743	23,442
CSW Industrials, Inc. *	238	12,578
NCI Building Systems, Inc. *(a)	1,816	38,136
PGT Innovations, Inc. *	459	9,570
Simpson Manufacturing Co., Inc.	136	8,458
Universal Forest Products, Inc.	126	4,614

		112,432

Capital Markets - 0.9%
BrightSphere Investment Group plc	118	1,683
Diamond Hill Investment Group, Inc.	4	778
Federated Investors, Inc., Class B	280	6,530
Financial Engines, Inc.	124	5,567
Investment Technology Group, Inc.	298	6,234
Oppenheimer Holdings, Inc., Class A	263	7,364
Waddell & Reed Financial, Inc., Class A	39	701

		28,857

Chemicals - 4.2%
A Schulman, Inc.	44	1,958
AdvanSix, Inc. *(a)	532	19,487
FutureFuel Corp.	1,552	21,743
Hawkins, Inc.	119	4,207
Ingevity Corp. *	59	4,771
Innospec, Inc.	34	2,603
Koppers Holdings, Inc. *	82	3,145
Kraton Corp. *	201	9,274
OMNOVA Solutions, Inc. *	1,053	10,951
PolyOne Corp.	248	10,719
Stepan Co.	78	6,085
Tredegar Corp.	263	6,180
Trinseo SA (a)	350	24,832
Valhi, Inc.	2,587	12,314

		138,269

Commercial Services & Supplies - 3.1%
Brady Corp., Class A	73	2,814
Brink’s Co. (The) (a)	94	7,496
Ennis, Inc.	218	4,436
Heritage-Crystal Clean, Inc. *	686	13,789
Herman Miller, Inc.	208	7,051
Interface, Inc. (a)	722	16,570
McGrath RentCorp (a)	253	16,007
Pitney Bowes, Inc.	358	3,068
RR Donnelley & Sons Co.	171	985
SP Plus Corp. *	299	11,123
Steelcase, Inc., Class A	663	8,951
VSE Corp.	163	7,788

		100,078

Communications Equipment - 0.7%
Aerohive Networks, Inc. *	2,741	10,882
Extreme Networks, Inc. *	199	1,584
NETGEAR, Inc. *	74	4,625
Ribbon Communications, Inc. *	702	4,998

		22,089

INVESTMENTS	SHARES	VALUE ($)
Construction & Engineering - 2.0%
Argan, Inc.	169	$6,920
Comfort Systems USA, Inc.	103	4,717
EMCOR Group, Inc.	170	12,951
KBR, Inc.	717	12,849
MYR Group, Inc. *	13	461
Primoris Services Corp. (a)	962	26,195

		64,093

Consumer Finance - 1.1%
Enova International, Inc. *	354	12,939
FirstCash, Inc.	49	4,403
Green Dot Corp., Class A *	68	4,990
LendingClub Corp. *	451	1,709
Nelnet, Inc., Class A	53	3,096
Regional Management Corp. *	277	9,700

		36,837

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	96	4,618
American Public Education, Inc. *	342	14,398
Bridgepoint Education, Inc. *	957	6,249
Cambium Learning Group, Inc. *	161	1,795
Capella Education Co.	19	1,875
Career Education Corp. *	488	7,891
K12, Inc. *	474	7,759
Weight Watchers International, Inc. *	75	7,583

		52,168

Diversified Telecommunication Services - 0.0% (b)
Vonage Holdings Corp. *	58	748

Electric Utilities - 0.3%
Portland General Electric Co.	240	10,262

Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	49	2,346
Atkore International Group, Inc. *	1,027	21,331
Encore Wire Corp.	74	3,511
EnerSys	68	5,076
Generac Holdings, Inc. *	48	2,483

		34,747

Electronic Equipment, Instruments & Components - 3.7%
Anixter International, Inc. *	36	2,279
Control4 Corp. *	478	11,620
Electro Scientific Industries, Inc. *	786	12,395
ePlus, Inc. *(a)	187	17,597
FARO Technologies, Inc. *	49	2,663
Insight Enterprises, Inc. *(a)	365	17,860
KEMET Corp. *(a)	641	15,480
Kimball Electronics, Inc. *	233	4,264
Methode Electronics, Inc.	63	2,539
Rogers Corp. *	58	6,465
ScanSource, Inc. *	84	3,385
SYNNEX Corp.	47	4,536
Systemax, Inc.	283	9,715

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 3.7% (contineud)
Tech Data Corp. *	7	$575
VeriFone Systems, Inc. *	421	9,607

		120,980

Energy Equipment & Services - 2.2%
Archrock, Inc.	565	6,780
C&J Energy Services, Inc. *(a)	377	8,897
Covia Holdings Corp. *	48	891
Helix Energy Solutions Group, Inc. *	197	1,641
ION Geophysical Corp. *	211	5,127
Keane Group, Inc. *	350	4,784
Matrix Service Co. *	823	15,102
Ocean Rig UDW, Inc., Class A (Cyprus) *	229	6,751
Pioneer Energy Services Corp. *	2,490	14,567
Profire Energy, Inc. *	499	1,687
TETRA Technologies, Inc. *	640	2,848
US Silica Holdings, Inc.	124	3,186

		72,261

Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexander & Baldwin, Inc.	20	470
Alexander’s, Inc.	3	1,148
Ashford Hospitality Trust, Inc.	435	3,523
Cedar Realty Trust, Inc.	595	2,808
CoreCivic, Inc.	175	4,181
CorePoint Lodging, Inc. *	63	1,632
Four Corners Property Trust, Inc.	228	5,616
GEO Group, Inc. (The)	115	3,167
Getty Realty Corp.	183	5,155
Gramercy Property Trust	249	6,803
Investors Real Estate Trust	413	2,284
iStar, Inc. *	374	4,035
Kite Realty Group Trust	180	3,074
LaSalle Hotel Properties	179	6,127
Mack-Cali Realty Corp.	178	3,610
MedEquities Realty Trust, Inc.	118	1,300
PotlatchDeltic Corp.	9	458
QTS Realty Trust, Inc., Class A	32	1,264
Ramco-Gershenson Properties Trust	136	1,797
Select Income REIT	133	2,989
Xenia Hotels & Resorts, Inc.	337	8,209

		69,650

Food & Staples Retailing - 0.2%
Performance Food Group Co. *	79	2,899
Rite Aid Corp. *	1,657	2,867
SpartanNash Co.	44	1,123

		6,889

Food Products - 1.0%
Darling Ingredients, Inc. *	507	10,079
Dean Foods Co.	142	1,492
John B Sanfilippo & Son, Inc.	150	11,168
Sanderson Farms, Inc. (a)	94	9,884

		32,623

Gas Utilities - 0.2%
WGL Holdings, Inc.	68	6,035

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 5.1%
Abaxis, Inc.	42	$3,486
AngioDynamics, Inc. *	159	3,536
Atrion Corp.	1	599
Cardiovascular Systems, Inc. *	303	9,799
Cerus Corp. *	667	4,449
Cutera, Inc. *	196	7,899
Globus Medical, Inc., Class A *(a)	364	18,368
Haemonetics Corp. *	127	11,389
Inogen, Inc. *	73	13,602
Integer Holdings Corp. *	20	1,293
Lantheus Holdings, Inc. *	833	12,120
LeMaitre Vascular, Inc.	324	10,848
LivaNova plc *	14	1,398
Meridian Bioscience, Inc.	59	938
Merit Medical Systems, Inc. *	148	7,578
Natus Medical, Inc. *	178	6,141
Novocure Ltd. *	334	10,454
NuVasive, Inc. *	51	2,658
OraSure Technologies, Inc. *	371	6,110
Orthofix International NV *	224	12,728
STAAR Surgical Co. *(a)	508	15,748
Surmodics, Inc. *	21	1,159
Tandem Diabetes Care, Inc. *	244	5,373

		167,673

Health Care Providers & Services - 3.1%
Aceto Corp.	1,288	4,315
Addus HomeCare Corp. *	106	6,068
Civitas Solutions, Inc. *	88	1,443
CorVel Corp. *(a)	294	15,876
Cross Country Healthcare, Inc. *	375	4,219
Kindred Healthcare, Inc. *	381	3,429
LHC Group, Inc. *	13	1,113
Magellan Health, Inc. *	145	13,913
National HealthCare Corp.	63	4,434
Patterson Cos., Inc.	114	2,584
RadNet, Inc. *	1,406	21,090
Triple-S Management Corp., Class B *	552	21,561

		100,045

Health Care Technology - 2.1%
HealthStream, Inc.	629	17,178
HMS Holdings Corp. *	432	9,340
Inovalon Holdings, Inc., Class A *	538	5,340
Quality Systems, Inc. *(a)	934	18,213
Tabula Rasa HealthCare, Inc. *(a)	285	18,191

		68,262

Hotels, Restaurants & Leisure - 3.5%
BBX Capital Corp.	400	3,612
BJ’s Restaurants, Inc.	217	13,020
Bloomin’ Brands, Inc.	377	7,578
Bojangles’, Inc. *	118	1,699
Boyd Gaming Corp.	256	8,873
Cheesecake Factory, Inc. (The)	8	440
Dave & Buster’s Entertainment, Inc. *(a)	204	9,710

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 3.5% (contineud)
Del Frisco’s Restaurant Group, Inc. *	279	$3,515
Drive Shack, Inc. *	975	7,527
ILG, Inc.	119	3,931
International Speedway Corp., Class A	118	5,275
Marriott Vacations Worldwide Corp.	17	1,920
Monarch Casino & Resort, Inc. *	70	3,084
OBH, Inc. *	9	1,651
Penn National Gaming, Inc. *(a)	483	16,224
Pinnacle Entertainment, Inc. *	83	2,800
RCI Hospitality Holdings, Inc.	118	3,735
Ruth’s Hospitality Group, Inc.	571	16,017
Texas Roadhouse, Inc.	30	1,965
Town Sports International Holdings, Inc. *	148	2,153

		114,729

Household Durables - 2.1%
Beazer Homes USA, Inc. *	538	7,936
Century Communities, Inc. *	106	3,344
Flexsteel Industries, Inc.	196	7,820
Hooker Furniture Corp.	88	4,127
KB Home	107	2,915
La-Z-Boy, Inc.	69	2,111
M/I Homes, Inc. *	153	4,052
MDC Holdings, Inc.	42	1,292
Meritage Homes Corp. *	88	3,868
Taylor Morrison Home Corp., Class A *	362	7,522
William Lyon Homes, Class A *	101	2,343
ZAGG, Inc. *	1,159	20,051

		67,381

Insurance - 3.4%
Ambac Financial Group, Inc. *	617	12,247
Argo Group International Holdings Ltd.	187	10,874
CNO Financial Group, Inc. (a)	545	10,377
Employers Holdings, Inc. (a)	530	21,306
Enstar Group Ltd. *	12	2,488
Genworth Financial, Inc., Class A *	530	2,385
National Western Life Group, Inc., Class A	29	8,911
Safety Insurance Group, Inc.	101	8,625
Stewart Information Services Corp.	78	3,360
Third Point Reinsurance Ltd. *	716	8,950
United Fire Group, Inc.	8	436
Universal Insurance Holdings, Inc. (a)	573	20,112

		110,071

Internet & Direct Marketing Retail - 1.5%
1-800-Flowers.com, Inc., Class A *	1,983	24,887
Groupon, Inc. *	4,133	17,772
Liberty TripAdvisor Holdings, Inc., Class A *	40	644
PetMed Express, Inc.	79	3,480
Shutterfly, Inc. *	40	3,601

		50,384

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 6.3%
Appfolio, Inc., Class A *(a)	243	$14,859
Apptio, Inc., Class A *	106	3,837
Blucora, Inc. *	122	4,514
Box, Inc., Class A *	405	10,121
Brightcove, Inc. *	1,254	12,101
Care.com, Inc. *	796	16,620
Cars.com, Inc. *	107	3,038
eGain Corp. *	256	3,866
Etsy, Inc. *(a)	503	21,222
Five9, Inc. *	89	3,077
Hortonworks, Inc. *	326	5,940
j2 Global, Inc.	66	5,716
Limelight Networks, Inc. *	1,909	8,533
LivePerson, Inc. *(a)	707	14,918
New Relic, Inc. *	56	5,633
NIC, Inc.	38	591
QuinStreet, Inc. *	192	2,438
Shutterstock, Inc. *	35	1,661
SPS Commerce, Inc. *	134	9,846
Stamps.com, Inc. *	39	9,869
TechTarget, Inc. *	101	2,868
Trade Desk, Inc. (The), Class A *	7	657
TrueCar, Inc. *	864	8,718
Web.com Group, Inc. *	59	1,525
XO Group, Inc. *	627	20,064
Yelp, Inc. *(a)	404	15,829

		208,061

IT Services - 1.7%
CACI International, Inc., Class A *	4	674
EVERTEC, Inc.	603	13,176
Hackett Group, Inc. (The)	55	884
MAXIMUS, Inc.	21	1,304
MoneyGram International, Inc. *	250	1,673
Perficient, Inc. *	43	1,134
Perspecta, Inc.	220	4,521
Science Applications International Corp.	9	728
Sykes Enterprises, Inc. *	37	1,065
Syntel, Inc. *(a)	500	16,045
Travelport Worldwide Ltd.	839	15,555

		56,759

Leisure Products - 1.3%
Johnson Outdoors, Inc., Class A	139	11,749
MCBC Holdings, Inc. *	542	15,691
Nautilus, Inc. *	971	15,245

		42,685

Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	99	5,178
Enzo Biochem, Inc. *	493	2,558
Medpace Holdings, Inc. *	289	12,427

		20,163

Machinery - 4.6%
Alamo Group, Inc.	30	2,711
Barnes Group, Inc.	55	3,239

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 4.6% (continued)
Briggs & Stratton Corp.	183	$3,222
Columbus McKinnon Corp.	252	10,927
Commercial Vehicle Group, Inc. *	1,234	9,057
DMC Global, Inc.	106	4,759
EnPro Industries, Inc.	26	1,819
Global Brass & Copper Holdings, Inc.	583	18,277
Gorman-Rupp Co. (The)	79	2,765
Harsco Corp. *	438	9,680
Kadant, Inc.	81	7,788
Lydall, Inc. *	26	1,135
Manitowoc Co., Inc. (The) *	130	3,362
Meritor, Inc. *(a)	1,152	23,697
Milacron Holdings Corp. *	218	4,127
Mueller Water Products, Inc., Class A	1,011	11,849
Spartan Motors, Inc.	411	6,206
SPX Corp. *	113	3,961
Standex International Corp.	35	3,577
TriMas Corp. *	417	12,260
Wabash National Corp.	343	6,400

		150,818

Media - 1.1%
Entravision Communications Corp., Class A	4,927	24,635
MDC Partners, Inc., Class A *	1,167	5,368
MSG Networks, Inc., Class A *	184	4,407
tronc, Inc. *	154	2,661

		37,071

Metals & Mining - 3.3%
Century Aluminum Co. *	463	7,292
Cleveland-Cliffs, Inc. *	655	5,522
Commercial Metals Co.	463	9,774
Kaiser Aluminum Corp.	126	13,118
Materion Corp. (a)	561	30,378
Olympic Steel, Inc.	232	4,735
Ryerson Holding Corp. *	620	6,913
SunCoke Energy, Inc. *	1,179	15,798
Warrior Met Coal, Inc.	251	6,920
Worthington Industries, Inc.	179	7,513

		107,963

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance, Inc.	181	3,309
Blackstone Mortgage Trust, Inc., Class A	152	4,777

		8,086

Multiline Retail - 0.3%
Big Lots, Inc.	210	8,774

Multi-Utilities - 0.2%
Avista Corp.	148	7,794

Oil, Gas & Consumable Fuels - 8.5%
Abraxas Petroleum Corp. *	5,174	14,953
Arch Coal, Inc., Class A (a)	451	35,372
Ardmore Shipping Corp. (Ireland) *	157	1,287

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuel - 8.5% (continued)
Bonanza Creek Energy, Inc. *	505	$19,124
California Resources Corp. *	111	5,044
Clean Energy Fuels Corp. *	1,786	6,590
Delek US Holdings, Inc. (a)	284	14,248
Denbury Resources, Inc. *	2,359	11,347
Evolution Petroleum Corp.	182	1,793
HighPoint Resources Corp. *	607	3,690
Laredo Petroleum, Inc. *	172	1,655
Midstates Petroleum Co., Inc. *	1,483	20,184
NACCO Industries, Inc., Class A	218	7,357
Northern Oil and Gas, Inc. *	3,361	10,587
Oasis Petroleum, Inc. *	364	4,721
Overseas Shipholding Group, Inc., Class A *	6,349	24,634
PDC Energy, Inc. *	170	10,276
Peabody Energy Corp. (a)	518	23,559
Penn Virginia Corp. *(a)	175	14,856
REX American Resources Corp. *	72	5,830
SandRidge Energy, Inc. *	55	976
Ultra Petroleum Corp. *	4,203	9,709
W&T Offshore, Inc. *	4,148	29,658

		277,450

Paper & Forest Products - 1.6%
Boise Cascade Co.	162	7,241
KapStone Paper and Packaging Corp.	135	4,658
Louisiana-Pacific Corp. (a)	952	25,914
Schweitzer-Mauduit International, Inc.	21	918
Verso Corp., Class A *	595	12,947

		51,678

Personal Products - 1.2%
Medifast, Inc. (a)	87	13,934
Natural Health Trends Corp.	336	8,407
USANA Health Sciences, Inc. *(a)	159	18,332

		40,673

Pharmaceuticals - 1.6%
Corcept Therapeutics, Inc. *	516	8,112
Depomed, Inc. *	124	827
Durect Corp. *	643	1,003
Endo International plc *	139	1,311
Horizon Pharma plc *	342	5,664
Innoviva, Inc. *	239	3,298
Intersect ENT, Inc. *	33	1,236
Nektar Therapeutics *(a)	257	12,549
Otonomy, Inc. *	32	123
Phibro Animal Health Corp., Class A (a)	329	15,150
Supernus Pharmaceuticals, Inc. *	54	3,232
Zogenix, Inc. *	36	1,591

		54,096

Professional Services - 4.3%
Acacia Research Corp. *	1,979	8,213
Barrett Business Services, Inc.	251	24,239
CRA International, Inc.	142	7,226

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 4.3% (continued)
Heidrick & Struggles International, Inc.	251	$8,785
ICF International, Inc.	172	12,221
Insperity, Inc. (a)	333	31,718
Kelly Services, Inc., Class A	88	1,976
Kforce, Inc.	716	24,559
Navigant Consulting, Inc. *(a)	446	9,874
TrueBlue, Inc. *	475	12,801

		141,612

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	348	11,954

Road & Rail - 1.0%
ArcBest Corp.	147	6,718
Avis Budget Group, Inc. *	35	1,137
Covenant Transportation Group, Inc., Class A *	371	11,687
Marten Transport Ltd.	246	5,769
USA Truck, Inc. *	87	2,042
YRC Worldwide, Inc. *	403	4,050

		31,403

Semiconductors & Semiconductor Equipment - 5.1%
Adesto Technologies Corp. *	144	1,210
Advanced Energy Industries, Inc. *	213	12,373
Alpha & Omega Semiconductor Ltd. *	550	7,832
Amkor Technology, Inc. *	1,306	11,219
Axcelis Technologies, Inc. *	258	5,108
Brooks Automation, Inc. (a)	261	8,514
Cirrus Logic, Inc. *(a)	167	6,401
Entegris, Inc. (a)	622	21,086
FormFactor, Inc. *	1,074	14,284
Ichor Holdings Ltd. *	360	7,639
Lattice Semiconductor Corp. *	1,117	7,328
Nanometrics, Inc. *	291	10,304
Photronics, Inc. *	501	3,996
Pixelworks, Inc. *	490	1,769
Rudolph Technologies, Inc. *	675	19,980
Semtech Corp. *	266	12,515
Synaptics, Inc. *	152	7,656
Ultra Clean Holdings, Inc. *	564	9,362

		168,576

Software - 4.8%
8x8, Inc. *	459	9,203
A10 Networks, Inc. *	780	4,859
Aspen Technology, Inc. *(a)	228	21,145
CommVault Systems, Inc. *	57	3,753
Glu Mobile, Inc. *	2,480	15,897
Imperva, Inc. *	168	8,106
MicroStrategy, Inc., Class A *(a)	84	10,731
Mitek Systems, Inc. *	1,308	11,641
MobileIron, Inc. *	1,045	4,650
OneSpan, Inc. *	578	11,358
Progress Software Corp.	228	8,851
Qualys, Inc. *(a)	119	10,032
Rapid7, Inc. *	54	1,524

INVESTMENTS	SHARES	VALUE ($)
Software - 4.8% (continued)
Upland Software, Inc. *	30	$1,031
Varonis Systems, Inc. *	88	6,556
Verint Systems, Inc. *	274	12,152
Zix Corp. *	3,238	17,453

		158,942

Specialty Retail - 3.7%
Abercrombie & Fitch Co., Class A	225	5,508
American Eagle Outfitters, Inc.	232	5,394
America’s Car-Mart, Inc. *	16	990
Asbury Automotive Group, Inc. *	57	3,907
Barnes & Noble Education, Inc. *	345	1,946
Bed Bath & Beyond, Inc.	346	6,894
Cato Corp. (The), Class A	489	12,039
Chico’s FAS, Inc.	1,181	9,613
Children’s Place, Inc. (The)	33	3,986
Citi Trends, Inc.	765	20,992
DSW, Inc., Class A	385	9,941
Francesca’s Holdings Corp. *	711	5,368
Genesco, Inc. *	78	3,097
Haverty Furniture Cos., Inc.	194	4,190
Hibbett Sports, Inc. *	215	4,923
J. Jill, Inc. *	341	3,185
Kirkland’s, Inc. *	32	372
Lumber Liquidators Holdings, Inc. *	153	3,726
Signet Jewelers Ltd.	82	4,572
Tailored Brands, Inc.	123	3,139
Tilly’s, Inc., Class A	398	6,030
Zumiez, Inc. *	74	1,854

		121,666

Technology Hardware, Storage & Peripherals - 0.4%
Eastman Kodak Co. *	323	1,228
Immersion Corp. *	685	10,576

		11,804

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *	358	6,304
Deckers Outdoor Corp. *	44	4,967
Fossil Group, Inc. *	79	2,123
Perry Ellis International, Inc. *	489	13,286
Rocky Brands, Inc.	90	2,700
Unifi, Inc. *	154	4,882
Vera Bradley, Inc. *	1,088	15,276

		49,538

Thrifts & Mortgage Finance - 2.9%
Dime Community Bancshares, Inc.	635	12,383
Essent Group Ltd. *	77	2,758
Federal Agricultural Mortgage Corp., Class C	14	1,253
First Defiance Financial Corp.	257	17,234
MGIC Investment Corp. *(a)	2,695	28,890
Ocwen Financial Corp. *	166	657
PHH Corp. *	50	543
Radian Group, Inc. (a)	741	12,019
TrustCo Bank Corp.	1,176	10,466
Walker & Dunlop, Inc.	73	4,063

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 2.9% (continued)
Washington Federal, Inc.	197	$6,442

		96,708

Tobacco - 0.1%
Alliance One International, Inc. *	38	602
Vector Group Ltd.	100	1,908

		2,510

Trading Companies & Distributors - 2.0%
BlueLinx Holdings, Inc. *	178	6,680
BMC Stock Holdings, Inc. *	266	5,546
CAI International, Inc. *	106	2,463
GMS, Inc. *(a)	911	24,679
H&E Equipment Services, Inc.	16	602
Nexeo Solutions, Inc. *	606	5,533
Rush Enterprises, Inc., Class A *(a)	395	17,135
Titan Machinery, Inc. *	212	3,297
Triton International Ltd.	33	1,012

		66,947

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. *	302	3,398

Water Utilities - 0.2%
American States Water Co.	76	4,344
SJW Group	25	1,656

		6,000

TOTAL COMMON STOCKS (Cost $3,657,157)		4,190,348

EXCHANGE TRADED FUNDS - 1.0%
iShares Russell 2000 ETF (Cost $32,428)	203	33,245

	NO. OF RIGHTS

RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c) (Cost $33)	112	2

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.80% (2)(d)	238	$238
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.76% (2)(d)	952	952
Limited Purpose Cash Investment Fund, 1.85% (2)(d)	39,898	39,898
UBS Select Treasury Preferred Fund, Class I, 1.76% (2)(d)	1,190	1,190

TOTAL SHORT-TERM INVESTMENTS (Cost $42,269)		42,278

TOTAL LONG POSITIONS (Cost $3,731,887)		4,265,873

SHORT POSITIONS - (29.6)%

COMMON STOCKS - (29.6)%
Aerospace & Defense - (0.9)%
KeyW Holding Corp. (The) *	(1,989)	(17,384)
Kratos Defense & Security Solutions, Inc. *	(590)	(6,791)
Mercury Systems, Inc. *	(133)	(5,062)

		(29,237)

Auto Components - (1.1)%
Cooper Tire & Rubber Co.	(209)	(5,497)
Motorcar Parts of America, Inc. *	(248)	(4,640)
Superior Industries International, Inc.	(1,409)	(25,221)

		(35,358)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(11)	(977)

Biotechnology - (1.3)%
Adamas Pharmaceuticals, Inc. *	(186)	(4,804)
Aduro Biotech, Inc. *	(236)	(1,652)
Agenus, Inc. *	(1,299)	(2,949)
Bellicum Pharmaceuticals, Inc. *	(381)	(2,812)
Curis, Inc. *	(527)	(912)
Fate Therapeutics, Inc. *	(338)	(3,833)
Flexion Therapeutics, Inc. *	(193)	(4,989)
Immune Design Corp. *	(195)	(887)
Inovio Pharmaceuticals, Inc. *	(683)	(2,677)
Ironwood Pharmaceuticals, Inc. *	(127)	(2,428)
Lexicon Pharmaceuticals, Inc. *	(422)	(5,064)
Ra Pharmaceuticals, Inc. *	(157)	(1,562)
Radius Health, Inc. *	(119)	(3,507)
Selecta Biosciences, Inc. *	(102)	(1,352)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - (1.3)% (continued)
Seres Therapeutics, Inc. *	(94)	$(808)
Ultragenyx Pharmaceutical, Inc. *	(23)	(1,768)

		(42,004)

Building Products - (0.7)%
AAON, Inc.	(135)	(4,489)
American Woodmark Corp. *	(34)	(3,113)
Gibraltar Industries, Inc. *	(49)	(1,837)
Griffon Corp.	(734)	(13,065)

		(22,504)

Capital Markets - (0.3)%
Cowen, Inc. *	(288)	(3,988)
Greenhill & Co., Inc.	(72)	(2,045)
Virtus Investment Partners, Inc.	(23)	(2,943)

		(8,976)

Chemicals - (1.0)%
Intrepid Potash, Inc. *	(1,311)	(5,375)
LSB Industries, Inc. *	(3,213)	(17,029)
Rayonier Advanced Materials, Inc.	(658)	(11,245)

		(33,649)

Commercial Services & Supplies - (2.0)%
Aqua Metals, Inc. *	(4,784)	(13,778)
Covanta Holding Corp.	(619)	(10,214)
Hudson Technologies, Inc. *	(3,105)	(6,241)
Multi-Color Corp.	(225)	(14,546)
Team, Inc. *	(868)	(20,051)

		(64,830)

Communications Equipment - (0.3)%
Harmonic, Inc. *	(175)	(744)
Infinera Corp. *	(724)	(7,189)
ViaSat, Inc. *	(29)	(1,906)

		(9,839)

Construction & Engineering - (0.3)%
NV5 Global, Inc. *	(142)	(9,841)

Diversified Telecommunication Services - (0.8)%
Consolidated Communications Holdings, Inc.	(910)	(11,248)
Intelsat SA *	(139)	(2,316)
Iridium Communications, Inc. *	(248)	(3,993)
ORBCOMM, Inc. *	(935)	(9,443)

		(27,000)

Electrical Equipment - 0.0% (b)
Vivint Solar, Inc. *	(180)	(891)

Electronic Equipment, Instruments & Components - (0.6)%
Belden, Inc.	(16)	(978)
Iteris, Inc. *	(134)	(648)
Mesa Laboratories, Inc.	(46)	(9,710)
MicroVision, Inc. *	(1,865)	(2,089)
PCM, Inc. *	(477)	(7,226)

		(20,651)

Energy Equipment & Services - (2.0)%
Bristow Group, Inc. *	(204)	(2,878)
Dril-Quip, Inc. *	(163)	(8,378)

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - (2.0)% (continued)
Forum Energy Technologies, Inc. *	(103)	$(1,272)
Frank’s International NV	(2,022)	(15,772)
Noble Corp. plc *	(1,076)	(6,811)
Oil States International, Inc. *	(236)	(7,576)
Rowan Cos. plc, Class A *	(448)	(7,266)
SEACOR Marine Holdings, Inc. *	(653)	(15,078)

		(65,031)

Equity Real Estate Investment Trusts (REITs) - (1.3)%
Bluerock Residential Growth REIT, Inc.	(2,430)	(21,676)
Front Yard Residential Corp.	(435)	(4,533)
Government Properties Income Trust	(269)	(4,264)
New Senior Investment Group, Inc.	(215)	(1,627)
Pennsylvania REIT	(310)	(3,407)
Preferred Apartment Communities, Inc., Class A	(374)	(6,354)

		(41,861)

Food & Staples Retailing - (0.2)%
Chefs’ Warehouse, Inc. (The) *	(114)	(3,249)
Smart & Final Stores, Inc. *	(412)	(2,287)

		(5,536)

Food Products - (0.7)%
B&G Foods, Inc.	(318)	(9,508)
Hostess Brands, Inc. *	(920)	(12,512)

		(22,020)

Health Care Equipment & Supplies - (0.2)%
Endologix, Inc. *	(907)	(5,134)
GenMark Diagnostics, Inc. *	(400)	(2,552)

		(7,686)

Health Care Providers & Services - (1.7)%
BioScrip, Inc. *	(4,418)	(12,945)
BioTelemetry, Inc. *	(532)	(23,940)
Capital Senior Living Corp. *	(1,558)	(16,624)
Community Health Systems, Inc. *	(280)	(929)
Diplomat Pharmacy, Inc. *	(38)	(971)

		(55,409)

Health Care Technology - (0.7)%
Castlight Health, Inc., Class B *	(531)	(2,257)
Evolent Health, Inc., Class A *	(215)	(4,526)
Teladoc, Inc. *	(283)	(16,428)

		(23,211)

Hotels, Restaurants & Leisure - (0.5)%
Dine Brands Global, Inc.	(124)	(9,275)
Golden Entertainment, Inc. *	(191)	(5,155)

		(14,430)

Household Durables - (0.3)%
Hovnanian Enterprises, Inc., Class A *	(623)	(1,016)
Libbey, Inc.	(630)	(5,122)
Universal Electronics, Inc. *	(143)	(4,726)

		(10,864)

Independent Power and Renewable Electricity Producers - (0.7)%
Pattern Energy Group, Inc., Class A	(1,143)	(21,431)
TerraForm Power, Inc., Class A	(63)	(737)

		(22,168)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - (0.1)%
HCI Group, Inc.	(34)	$(1,414)
MBIA, Inc. *	(152)	(1,374)
State Auto Financial Corp.	(42)	(1,256)

		(4,044)

Internet & Direct Marketing Retail - (0.1)%
Fluent, Inc. *	(1,212)	(2,969)

Internet Software & Services - (0.2)%
Benefitfocus, Inc. *	(54)	(1,814)
GTT Communications, Inc. *	(40)	(1,800)
Internap Corp. *	(288)	(3,001)

		(6,615)

IT Services - (0.4)%
Cardtronics plc, Class A *	(169)	(4,086)
Presidio, Inc. *	(103)	(1,349)
Unisys Corp. *	(401)	(5,173)
Virtusa Corp. *	(58)	(2,824)

		(13,432)

Life Sciences Tools & Services - (0.3)%
NeoGenomics, Inc. *	(492)	(6,450)
Pacific Biosciences of California, Inc. *	(1,126)	(3,997)

		(10,447)

Machinery - (0.6)%
CIRCOR International, Inc.	(389)	(14,377)
Energy Recovery, Inc. *	(487)	(3,935)

		(18,312)

Marine - (0.1)%
Scorpio Bulkers, Inc.	(532)	(3,777)

Media - (1.4)%
AMC Entertainment Holdings, Inc., Class A	(1,046)	(16,632)
Entercom Communications Corp., Class A	(1,002)	(7,565)
EW Scripps Co. (The), Class A	(1,149)	(15,385)
Liberty Media Corp.-Liberty Braves, Class C *	(121)	(3,129)
Nexstar Media Group, Inc., Class A	(16)	(1,174)
WideOpenWest, Inc. *	(68)	(657)
World Wrestling Entertainment, Inc., Class A	(29)	(2,112)

		(46,654)

Metals & Mining - (1.3)%
AK Steel Holding Corp. *	(210)	(911)
Allegheny Technologies, Inc. *	(351)	(8,817)
Coeur Mining, Inc. *	(773)	(5,875)
Hecla Mining Co.	(7,247)	(25,220)
TimkenSteel Corp. *	(55)	(899)

		(41,722)

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - (2.1)%
Callon Petroleum Co. *	(410)	$(4,403)
Carrizo Oil & Gas, Inc. *	(127)	(3,537)
DHT Holdings, Inc.	(921)	(4,319)
Dorian LPG Ltd. *	(46)	(351)
Eclipse Resources Corp. *	(1,571)	(2,514)
EP Energy Corp., Class A *	(111)	(333)
Golar LNG Ltd.	(39)	(1,149)
Green Plains, Inc.	(950)	(17,385)
International Seaways, Inc. *	(119)	(2,754)
Jones Energy, Inc., Class A *	(597)	(222)
Matador Resources Co. *	(90)	(2,704)
Nordic American Tankers Ltd.	(471)	(1,262)
Ring Energy, Inc. *	(398)	(5,023)
Scorpio Tankers, Inc. (Monaco)	(3,491)	(9,810)
SemGroup Corp., Class A	(442)	(11,227)
Teekay Tankers Ltd., Class A	(1,165)	(1,363)

		(68,356)

Pharmaceuticals - (1.6)%
Aclaris Therapeutics, Inc. *	(484)	(9,666)
Aerie Pharmaceuticals, Inc. *	(106)	(7,160)
Corium International, Inc. *	(938)	(7,513)
Dermira, Inc. *	(358)	(3,294)
Medicines Co. (The) *	(117)	(4,294)
Neos Therapeutics, Inc. *	(318)	(1,988)
Ocular Therapeutix, Inc. *	(397)	(2,680)
Paratek Pharmaceuticals, Inc. *	(1,002)	(10,220)
Teligent, Inc. *	(471)	(1,630)
Tetraphase Pharmaceuticals, Inc. *	(197)	(703)
TherapeuticsMD, Inc. *	(176)	(1,098)
WaVe Life Sciences Ltd. *	(77)	(2,945)

		(53,191)

Professional Services - (1.0)%
WageWorks, Inc. *	(72)	(3,600)
Willdan Group, Inc. *	(895)	(27,718)

		(31,318)

Real Estate Management & Development - 0.0% (b)
Kennedy-Wilson Holdings, Inc.	(52)	(1,100)

Semiconductors & Semiconductor Equipment - (0.8)%
AXT, Inc. *	(358)	(2,524)
CyberOptics Corp. *	(193)	(3,358)
Inphi Corp. *	(169)	(5,511)
Kopin Corp. *	(1,016)	(2,906)
MaxLinear, Inc. *	(274)	(4,272)
PDF Solutions, Inc. *	(737)	(8,829)

		(27,400)

Software - (0.1)%
Everbridge, Inc. *	(30)	(1,422)
PROS Holdings, Inc. *	(47)	(1,719)

		(3,141)

Specialty Retail - (0.1)%
Camping World Holdings, Inc., Class A	(60)	(1,499)
Vitamin Shoppe, Inc. *	(125)	(869)

		(2,368)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.0% (b)
USA Technologies, Inc. *	(63)	$(882)

Thrifts & Mortgage Finance - (1.2)%
LendingTree, Inc. *	(83)	(17,746)
Meta Financial Group, Inc.	(233)	(22,694)

		(40,440)

Trading Companies & Distributors - (0.6)%
Beacon Roofing Supply, Inc. *	(68)	(2,898)
SiteOne Landscape Supply, Inc. *	(210)	(17,634)

		(20,532)

TOTAL COMMON STOCKS (Proceeds $(954,607))		(970,673)

TOTAL SHORT POSITIONS (Proceeds $(954,607))		(970,673)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.5% (Cost $2,777,280)		3,295,200

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(17,402)

NET ASSETS - 100.0%		$3,277,798

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$532,365	16.2%
Consumer Staples	55,339	1.7
Energy	216,323	6.6
Financials	522,561	16.0
Health Care	393,952	12.0
Industrials	591,035	18.0
Information Technology	665,249	20.3
Investment Funds	33,245	1.0
Materials	222,539	6.8
Real Estate	38,643	1.2
Telecommunication Services	(26,252)	(0.8)
Utilities	7,923	0.2
Short-Term Investments	42,278	1.3

Total Investments In Securities At Value	3,295,200	100.5
Liabilities in Excess of Other Assets	(17,402)	(0.5)

Net Assets	$3,277,798	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,067,962.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $2, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 127.6%

COMMON STOCKS - 125.8%
Australia - 11.4%
AGL Energy Ltd.	10,911	$181,546
Alumina Ltd.	63,229	130,845
Ansell Ltd.	11,093	222,869
Aurizon Holdings Ltd.	110,183	352,359
Australia & New Zealand Banking Group Ltd.	16,269	340,503
BHP Billiton Ltd.	13,029	326,012
BHP Billiton plc	30,874	692,888
BlueScope Steel Ltd.	29,583	377,555
Caltex Australia Ltd.	18,082	435,157
CIMIC Group Ltd.	960	30,010
Crown Resorts Ltd.	15,142	151,084
Dexus, REIT	18,310	131,608
Goodman Group, REIT	5,489	39,130
LendLease Group	47,526	695,856
Macquarie Group Ltd.	2,534	230,939
Mirvac Group, REIT	12,917	20,732
National Australia Bank Ltd.	9,969	202,417
Newcrest Mining Ltd.	26,926	437,201
Orica Ltd.	12,106	158,933
Origin Energy Ltd. *	26,676	197,860
Qantas Airways Ltd.	123,966	564,492
REA Group Ltd.	1,056	70,869
Rio Tinto Ltd.	994	61,415
Rio Tinto plc	18,396	1,013,959
Scentre Group, REIT	20,610	66,963
South32 Ltd.	185,983	496,635
Star Entertainment Grp Ltd. (The)	25,329	92,261
Suncorp Group Ltd.	15,907	171,549
Vicinity Centres, REIT	11,571	22,191
Wesfarmers Ltd.	871	31,780
Woodside Petroleum Ltd.	3,531	92,535

		8,040,153

Belgium - 1.7%
Ageas	5,235	263,546
Bekaert SA	2,745	88,941
KBC Group NV	4,033	309,735
UCB SA (a)	6,825	535,014

		1,197,236

Chile - 0.7%
Antofagasta plc	38,822	504,383

Denmark - 4.2%
Coloplast A/S, Class B	1,877	187,404
Danske Bank A/S	6,061	188,824
Dfds A/S	1,926	122,593
DSV A/S	258	20,769
GN Store Nord A/S (a)	20,217	918,584
H Lundbeck A/S	1,344	94,196
Jyske Bank A/S (Registered)	2,636	144,084
Novo Nordisk A/S, Class B (a)	23,467	1,083,954
Rockwool International A/S, Class B	533	207,767
William Demant Holding A/S *	517	20,748

		2,988,923

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.4%
Fortum OYJ	16,362	$389,728
Kesko OYJ, Class B	546	33,349
Neste OYJ (a)	6,741	527,408
Stora Enso OYJ, Class R	5,305	103,352
UPM-Kymmene OYJ (a)	18,942	674,432

		1,728,269

France - 11.3%
Aeroports de Paris	325	73,414
Airbus SE	664	77,485
Amundi SA (b)	2,068	142,950
Arkema SA	429	50,622
Atos SE	2,385	324,305
BioMerieux	228	20,485
BNP Paribas SA (a)	7,848	485,453
Bouygues SA	3,535	151,892
Capgemini SE	2,081	278,875
Cie de Saint-Gobain (a)	9,567	426,162
Cie Generale des Etablissements Michelin SCA (a)	4,334	524,319
Eiffage SA	188	20,425
Engie SA (a)	50,783	776,802
Eutelsat Communications SA	3,165	65,500
Faurecia SA	1,056	75,067
Hermes International	416	254,115
Kering SA	253	142,515
Klepierre SA, REIT	785	29,495
LVMH Moet Hennessy Louis Vuitton SE	64	21,249
Natixis SA	2,930	20,731
Peugeot SA (a)	39,097	890,837
Renault SA	1,322	112,002
Safran SA	2,275	275,514
Sanofi	4,190	336,287
Schneider Electric SE	252	20,958
Societe BIC SA	413	38,288
Societe Generale SA	4,218	177,282
Sopra Steria Group	412	83,829
Teleperformance	831	146,668
Thales SA	1,225	157,601
TOTAL SA (a)	22,750	1,381,512
Ubisoft Entertainment SA *	900	98,377
Unibail-Rodamco-Westfield, REIT	841	185,179
Veolia Environnement SA	1,447	30,921
Vinci SA	1,164	111,734

		8,008,850

Germany - 12.1%
adidas AG	1,435	312,425
Allianz SE (Registered) (a)	1,835	378,110
Aurubis AG	2,114	161,371
BASF SE (a)	4,470	426,744
Bayer AG (Registered)	2,674	293,668
Bayerische Motoren Werke AG	1,566	141,555
Continental AG	1,974	449,239
Covestro AG (a)(b)	8,221	730,713
Deutsche Boerse AG	411	54,644

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 12.1% (continued)
Deutsche Lufthansa AG (Registered)	3,377	$80,905
Deutsche Post AG (Registered)	5,104	165,831
Deutsche Wohnen SE	1,675	80,892
E.ON SE (a)	52,320	557,444
Fresenius Medical Care AG & Co. KGaA	3,337	336,007
Fresenius SE & Co. KGaA	1,557	124,661
HeidelbergCement AG	1,012	84,974
Hella GmbH & Co. KGaA	2,894	161,593
HOCHTIEF AG	547	98,642
Infineon Technologies AG (a)	25,904	657,995
Linde AG	672	159,653
MTU Aero Engines AG	147	28,157
Puma SE	37	21,616
Rheinmetall AG (a)	4,027	443,060
RWE AG	10,137	230,359
Salzgitter AG	4,178	181,776
SAP SE (a)	5,043	582,052
Schaeffler AG (Preference)	19,004	246,656
Software AG	7,564	351,554
STADA Arzneimittel AG	420	39,443
Suedzucker AG	1,282	20,377
Talanx AG	3,938	143,460
TUI AG	11,273	246,563
United Internet AG (Registered)	3,247	185,377
Volkswagen AG (Preference)	1,861	307,456
Vonovia SE	1,077	51,189
Wacker Chemie AG	362	47,314

		8,583,475

Hong Kong - 2.7%
CK Asset Holdings Ltd.	9,000	71,247
CLP Holdings Ltd.	5,000	53,857
Galaxy Entertainment Group Ltd.	11,000	84,793
Henderson Land Development Co. Ltd.	37,510	197,801
Hong Kong Exchanges & Clearing Ltd.	3,600	107,739
Kerry Properties Ltd.	9,000	43,010
Li & Fung Ltd.	584,000	213,910
Link REIT	2,500	22,798
Sino Land Co. Ltd.	130,000	211,246
Sun Hung Kai Properties Ltd. (a)	31,000	467,045
Swire Properties Ltd.	6,200	22,865
Wharf Holdings Ltd. (The)	41,000	131,295
Wharf Real Estate Investment Co. Ltd.	3,000	21,302
Wheelock & Co. Ltd.	9,000	62,546
Yue Yuen Industrial Holdings Ltd.	61,500	173,348

		1,884,802

Italy - 3.4%
A2A SpA	31,337	54,242
Autogrill SpA	11,825	146,057
BPER Banca	36,654	199,997
Enel SpA	44,938	249,010
Eni SpA (a)	49,722	921,913
Hera SpA	23,712	73,782
Intesa Sanpaolo SpA (a)	100,125	289,689
Luxottica Group SpA	56	3,606

INVESTMENTS	SHARES	VALUE ($)
Italy - 3.4% (continued)
Mediobanca Banca di Credito Finanziario SpA	14,703	$136,003
Moncler SpA	2,460	111,623
UniCredit SpA	14,509	240,478

		2,426,400

Japan - 28.4%
Advantest Corp.	18,600	385,818
Aisin Seiki Co. Ltd.	3,700	168,470
Alfresa Holdings Corp.	10,200	239,520
Alps Electric Co. Ltd.	9,700	249,119
Amada Holdings Co. Ltd.	11,600	111,329
ANA Holdings, Inc.	8,800	322,896
Aozora Bank Ltd.	1,300	49,337
Asahi Intecc Co. Ltd.	4,000	151,024
Asahi Kasei Corp.	8,500	107,792
Astellas Pharma, Inc. (a)	29,700	451,992
Bandai Namco Holdings, Inc.	6,600	271,864
Brother Industries Ltd.	7,700	151,698
Canon Marketing Japan, Inc.	4,600	95,813
Canon, Inc.	1,100	36,071
Citizen Watch Co. Ltd.	4,100	26,885
Credit Saison Co. Ltd.	11,800	185,389
Daicel Corp.	14,000	154,656
Daifuku Co. Ltd.	2,000	87,383
Daiichi Sankyo Co. Ltd.	600	22,922
Daiwa House Industry Co. Ltd.	1,300	44,228
Disco Corp.	500	85,122
Electric Power Development Co. Ltd.	1,400	36,134
Ezaki Glico Co. Ltd.	600	28,822
Fast Retailing Co. Ltd.	100	45,834
Fuji Electric Co. Ltd.	7,000	53,173
FUJIFILM Holdings Corp.	1,200	46,803
GungHo Online Entertainment, Inc.	25,000	63,518
Haseko Corp.	23,400	322,525
Hikari Tsushin, Inc.	100	17,550
Hino Motors Ltd.	6,900	73,577
Hiroshima Bank Ltd. (The)	3,100	20,560
Hitachi Construction Machinery Co. Ltd.	5,400	175,068
Hitachi High-Technologies Corp.	800	32,544
Hitachi Ltd. (a)	95,000	669,274
Hoya Corp.	6,700	380,084
Inpex Corp.	12,700	131,901
ITOCHU Corp.	9,400	170,007
Itochu Techno-Solutions Corp.	4,600	79,349
Japan Airlines Co. Ltd. (a)	22,800	807,830
Japan Post Holdings Co. Ltd.	3,600	39,398
JFE Holdings, Inc.	9,500	179,433
JXTG Holdings, Inc.	64,300	446,099
Kajima Corp.	35,000	270,433
Kakaku.com, Inc.	4,600	103,583
Kamigumi Co. Ltd.	11,000	228,314
Kao Corp.	2,300	175,310
Keyence Corp. (a)	200	112,803
Kirin Holdings Co. Ltd.	2,200	58,971
Kobe Steel Ltd.	10,300	94,127
Komatsu Ltd.	1,400	39,856
Konami Holdings Corp.	2,300	116,867

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.4% (continued)
Kose Corp.	700	$150,566
Kyocera Corp.	3,500	196,833
Kyushu Railway Co.	4,700	143,705
Lion Corp.	3,900	71,363
Marubeni Corp.	28,500	216,982
Matsumotokiyoshi Holdings Co. Ltd.	8,000	358,991
McDonald’s Holdings Co. Japan Ltd.	1,700	86,689
Mebuki Financial Group, Inc.	42,800	143,567
Medipal Holdings Corp.	5,700	114,497
MINEBEA MITSUMI, Inc.	4,800	80,888
MISUMI Group, Inc.	700	20,366
Mitsubishi Chemical Holdings Corp.	16,600	138,623
Mitsubishi Corp.	6,100	169,147
Mitsubishi Electric Corp.	13,800	183,097
Mitsubishi Estate Co. Ltd.	2,300	40,151
Mitsubishi Gas Chemical Co., Inc.	4,900	110,729
Mitsubishi Motors Corp.	8,200	65,365
Mitsubishi UFJ Financial Group, Inc.	40,300	228,295
Mitsui & Co. Ltd.	17,200	286,419
Mitsui Fudosan Co. Ltd.	1,600	38,541
Mizuho Financial Group, Inc.	18,000	30,321
Nexon Co. Ltd. *	22,200	322,108
NHK Spring Co. Ltd.	20,800	195,792
Nikon Corp.	14,200	225,672
Nintendo Co. Ltd.	900	293,786
Nippon Express Co. Ltd.	3,700	268,111
Nippon Shinyaku Co. Ltd.	500	31,029
Nitto Denko Corp.	300	22,649
Nomura Research Institute Ltd.	600	29,029
NTT DOCOMO, Inc.	5,100	129,960
Obayashi Corp.	2,000	20,767
Obic Co. Ltd.	500	41,308
Omron Corp.	5,500	256,211
Oriental Land Co. Ltd.	1,200	125,816
ORIX Corp.	20,800	327,852
Otsuka Corp.	5,200	203,566
Panasonic Corp.	12,600	169,904
Persol Holdings Co. Ltd.	900	20,043
Pola Orbis Holdings, Inc.	4,200	184,571
Recruit Holdings Co. Ltd.	1,200	33,142
Resona Holdings, Inc.	41,000	218,521
Rohm Co. Ltd.	5,100	426,179
Ryohin Keikaku Co. Ltd.	900	316,191
Sega Sammy Holdings, Inc.	3,500	59,904
Seiko Epson Corp.	1,700	29,514
Sekisui Chemical Co. Ltd.	1,300	22,114
Seven & i Holdings Co. Ltd.	1,300	56,700
SG Holdings Co. Ltd.	4,100	89,695
Shikoku Electric Power Co., Inc.	6,600	88,276
Shimadzu Corp.	7,700	232,317
Shimamura Co. Ltd.	800	70,334
Shimizu Corp.	4,500	46,575
Shinsei Bank Ltd.	1,400	21,481
Shionogi & Co. Ltd.	3,600	184,730
Shiseido Co. Ltd. (a)	5,100	404,716
SMC Corp.	100	36,609
Sojitz Corp.	87,000	315,081
Sony Corp.	5,000	256,072

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.4% (continued)
Square Enix Holdings Co. Ltd.	2,900	$142,193
Stanley Electric Co. Ltd.	600	20,430
Subaru Corp.	7,100	206,504
Sugi Holdings Co. Ltd.	500	28,927
SUMCO Corp.	11,500	230,971
Sumitomo Chemical Co. Ltd.	7,000	39,589
Sumitomo Corp.	1,800	29,520
Sumitomo Dainippon Pharma Co. Ltd.	8,300	175,428
Sumitomo Heavy Industries Ltd.	5,100	171,834
Sumitomo Mitsui Financial Group, Inc.	3,000	117,018
Suzuken Co. Ltd.	2,300	97,266
Taiheiyo Cement Corp.	600	19,738
Taisei Corp.	6,700	368,965
THK Co. Ltd.	4,200	119,917
Tokyo Electron Ltd. (a)	4,100	703,780
Toshiba Corp. *	14,000	42,029
Tosoh Corp.	17,200	265,950
Toyo Suisan Kaisha Ltd.	800	28,543
Toyota Boshoku Corp.	1,200	22,012
Toyota Tsusho Corp.	3,600	120,300
West Japan Railway Co.	300	22,087

		20,043,536

Luxembourg - 0.9%
Aperam SA	3,249	139,261
ArcelorMittal	16,759	488,957

		628,218

Macau - 0.7%
Sands China Ltd.	10,400	55,446
Wynn Macau Ltd.	139,600	447,369

		502,815

Malta - 0.6%
Kindred Group plc, SDR	34,510	432,333

Netherlands - 7.4%
Aalberts Industries NV	454	21,688
Aegon NV	33,312	198,893
ASM International NV	3,891	214,405
ASML Holding NV	2,354	465,821
ASR Nederland NV (a)	16,101	655,647
ING Groep NV	15,785	226,586
Koninklijke Ahold Delhaize NV (a)	28,101	670,984
Koninklijke DSM NV	2,349	234,992
Koninklijke Philips NV (a)	14,761	625,394
NN Group NV	1,132	45,910
Randstad NV	347	20,367
Royal Dutch Shell plc, Class A	26,453	915,509
Royal Dutch Shell plc, Class B	18,239	653,193
Signify NV (b)	11,253	291,133

		5,240,522

Norway - 2.5%
Equinor ASA (a)	22,819	603,392
Leroy Seafood Group ASA (a)	55,123	371,324
Norsk Hydro ASA	30,218	180,379
Salmar ASA	9,235	387,351
Telenor ASA	12,033	246,442

		1,788,888

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Portugal - 0.1%
Galp Energia SGPS SA	3,177	$60,438

Russia - 0.3%
Evraz plc	31,504	210,271

Singapore - 1.3%
DBS Group Holdings Ltd.	6,800	132,240
Genting Singapore Ltd.	496,700	444,751
Oversea-Chinese Banking Corp. Ltd.	5,000	42,589
Singapore Airlines Ltd.	20,700	162,111
United Overseas Bank Ltd.	7,300	143,071
Venture Corp. Ltd.	1,600	20,904

		945,666

South Africa - 0.7%
Anglo American plc	22,051	489,553

Spain - 3.3%
Acerinox SA	15,657	206,882
ACS Actividades de Construccion y Servicios SA	3,145	126,888
Amadeus IT Group SA	2,047	160,961
Banco Bilbao Vizcaya Argentaria SA (a)	72,315	510,006
Banco Santander SA	31,981	170,921
Endesa SA	17,891	393,452
Mapfre SA	61,962	186,242
Mediaset Espana Comunicacion SA	8,304	69,801
Melia Hotels International SA	8,389	114,750
Repsol SA	20,419	398,560

		2,338,463

Sweden - 3.1%
Ahlsell AB (b)	7,206	42,416
Atlas Copco AB, Class B	307	7,998
Boliden AB *	7,594	245,085
Electrolux AB, Series B	13,714	311,220
Epiroc AB, Class B *	307	2,811
Essity AB, Class B	1,537	37,813
Investor AB, Class B	1,119	45,327
Sandvik AB	25,084	443,008
SKF AB, Class B	1,115	20,641
SSAB AB, Class A	44,869	211,012
Swedish Match AB	3,607	178,264
Swedish Orphan Biovitrum AB *	4,735	103,119
Volvo AB, Class B	34,110	542,114

		2,190,828

Switzerland - 11.2%
ABB Ltd. (Registered)	4,419	96,396
Adecco Group AG (Registered) (a)	11,600	684,564
Barry Callebaut AG (Registered)	31	55,549
Bucher Industries AG (Registered)	518	172,789
Cie Financiere Richemont SA (Registered)	481	40,661
Coca-Cola HBC AG *	2,625	87,372
GAM Holding AG *	22,813	313,697
Georg Fischer AG (Registered)	259	330,739
Glencore plc *	39,496	187,519
Helvetia Holding AG (Registered)	63	35,941

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 11.2% (continued)
IWG plc	65,787	$276,449
Nestle SA (Registered) (a)	13,407	1,039,054
Novartis AG (Registered) (a)	11,339	858,940
OC Oerlikon Corp. AG (Registered) *	10,743	163,667
Partners Group Holding AG	42	30,704
Roche Holding AG (a)	5,807	1,288,329
Sonova Holding AG (Registered)	2,349	420,197
STMicroelectronics NV (a)	38,592	856,099
STMicroelectronics NV	516	11,457
Swatch Group AG (The)	524	248,052
Swiss Life Holding AG (Registered) *	709	245,847
Temenos AG (Registered) *	1,865	280,471
Zurich Insurance Group AG *	576	170,341

		7,894,834

United Kingdom - 15.1%
Ashtead Group plc	3,836	114,234
Associated British Foods plc	6,814	245,701
BAE Systems plc	2,534	21,558
Barclays plc	182,453	450,975
Barratt Developments plc	25,197	170,808
BBA Aviation plc	39,034	175,113
Bellway plc	4,174	164,897
Berkeley Group Holdings plc	9,359	466,199
BP plc	112,228	853,888
British Land Co. plc (The), REIT	4,014	35,512
BT Group plc	210,075	602,651
Burberry Group plc	26,500	753,143
Close Brothers Group plc	8,414	164,257
Dialog Semiconductor plc *	2,196	33,285
Dixons Carphone plc	135,077	331,482
Drax Group plc	9,384	40,478
DS Smith plc	3,027	20,740
Fiat Chrysler Automobiles NV *	23,895	450,761
GlaxoSmithKline plc	2,806	56,572
Hammerson plc, REIT	7,915	54,395
Hays plc	14,705	36,111
Howden Joinery Group plc	4,066	28,673
HSBC Holdings plc	25,624	239,440
Inchcape plc	26,236	269,720
Indivior plc *	9,112	45,883
Intermediate Capital Group plc	2,649	38,376
International Consolidated Airlines Group SA	2,287	19,953
JD Sports Fashion plc	38,117	220,868
Just Eat plc *	23,949	245,585
Land Securities Group plc, REIT	4,815	60,661
Lloyds Banking Group plc	496,412	411,882
London Stock Exchange Group plc	925	54,454
Man Group plc	132,109	306,244
Melrose Industries plc	12,830	35,901
Mondi plc	936	25,251
Moneysupermarket.com Group plc	83,402	346,201
NatWest Markets plc *	82,433	277,513
Next plc	956	76,096
Persimmon plc	7,972	265,545
Playtech plc	6,304	62,510
RELX NV	4,136	87,927
RELX plc	1,965	41,963

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 15.1% (continued)
Royal Mail plc	19,587	$130,311
Segro plc, REIT	5,458	48,068
Sky plc	4,482	86,318
Smith & Nephew plc	25,578	471,154
Spectris plc	1,338	45,972
Standard Life Aberdeen plc	76,885	329,234
Tate & Lyle plc	3,513	29,897
Taylor Wimpey plc	26,198	61,671
Thomas Cook Group plc	134,342	190,371
Unilever plc	5,326	294,211
Vodafone Group plc	52,292	126,666
WH Smith plc	2,516	66,226
William Hill plc	104,916	419,032

		10,702,537

United States - 0.3%
Shire plc	4,253	239,609

TOTAL COMMON STOCKS (Cost $91,865,726)		89,071,002

	NO. OF RIGHTS

RIGHTS - 0.0%
Italy - 0.0%
Intesa Sanpaolo SpA (3)*(c) (Cost $—)	124,442	—

	SHARES

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment Fund, 1.85% (d) (Cost $1,249,223)	1,249,621	1,249,621

TOTAL LONG POSITIONS (Cost $93,114,949)		90,320,623

SHORT POSITIONS - (29.1)%

COMMON STOCKS - (29.1)%

Australia - (2.7)%
APA Group	(9,205)	(67,062)
Boral Ltd.	(46,014)	(221,995)
Challenger Ltd.	(38,863)	(340,100)
Healthscope Ltd.	(62,534)	(102,037)
Magellan Financial Group Ltd.	(11,169)	(192,224)
SEEK Ltd.	(24,683)	(397,768)
Tabcorp Holdings Ltd.	(35,316)	(116,423)
TPG Telecom Ltd.	(56,993)	(217,858)
Transurban Group	(2,342)	(20,739)
Vocus Group Ltd. *	(93,692)	(159,959)

		(1,836,165)

INVESTMENTS	SHARES	VALUE ($)
Belgium - (0.3)%
Galapagos NV *	(598)	$(55,074)
Telenet Group Holding NV *	(3,476)	(161,830)
Umicore SA	(478)	(27,288)

		(244,192)

Colombia - (0.2)%
Millicom International Cellular SA, SDR	(2,863)	(168,265)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B	(639)	(790,507)
Chr Hansen Holding A/S	(658)	(60,576)
Genmab A/S *	(1,093)	(168,178)
ISS A/S	(795)	(27,230)
Pandora A/S	(3,240)	(225,820)
Vestas Wind Systems A/S	(325)	(20,064)

		(1,292,375)

Finland - (0.4)%
Amer Sports OYJ *	(1,233)	(38,771)
Huhtamaki OYJ	(4,265)	(157,278)
Outokumpu OYJ	(18,523)	(114,724)

		(310,773)

France - (2.4)%
Air France-KLM *	(19,523)	(159,546)
Bollore SA	(17,671)	(82,063)
Electricite de France SA	(5,016)	(68,829)
Iliad SA	(3,253)	(513,275)
Ingenico Group SA	(1,783)	(159,871)
Suez	(28,204)	(364,847)
Technicolor SA (Registered) *	(98,431)	(120,938)
Valeo SA	(4,030)	(219,730)

		(1,689,099)

Germany - (1.2)%
Deutsche Bank AG (Registered)	(13,478)	(144,194)
Sartorius AG (Preference)	(1,354)	(201,572)
Telefonica Deutschland Holding AG	(5,011)	(19,713)
thyssenkrupp AG	(12,793)	(310,101)
Zalando SE *(b)	(2,671)	(148,860)

		(824,440)

Ireland - (0.4)%
James Hardie Industries plc, CDI	(15,261)	(255,867)

Italy - (2.3)%
Banco BPM SpA *	(114,584)	(332,855)
Brembo SpA	(11,509)	(155,219)
Buzzi Unicem SpA	(4,325)	(105,673)
Davide Campari-Milano SpA	(16,287)	(133,683)
Leonardo SpA	(32,993)	(324,730)
Recordati SpA	(7,804)	(309,235)
Unione di Banche Italiane SpA	(75,113)	(287,705)

		(1,649,100)

Japan - (6.3)%
Acom Co. Ltd.	(7,600)	(29,176)
Bank of Kyoto Ltd. (The)	(3,500)	(161,600)
Calbee, Inc.	(1,300)	(48,903)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (6.3)% (continued)
Chugoku Electric Power Co., Inc. (The)	(10,900)	$(140,807)
Concordia Financial Group Ltd.	(8,300)	(42,179)
Hitachi Metals Ltd.	(10,900)	(113,020)
Hokuriku Electric Power Co. *	(46,000)	(462,023)
Isetan Mitsukoshi Holdings Ltd.	(2,700)	(33,685)
Japan Tobacco, Inc.	(2,500)	(69,866)
Kansai Paint Co. Ltd.	(2,800)	(58,107)
Keikyu Corp.	(22,000)	(360,347)
Kyushu Electric Power Co., Inc.	(2,200)	(24,565)
LINE Corp. *	(4,900)	(202,306)
Marui Group Co. Ltd.	(8,200)	(172,488)
Nagoya Railroad Co. Ltd.	(1,300)	(33,533)
Nankai Electric Railway Co. Ltd.	(1,200)	(33,287)
Nifco, Inc.	(600)	(18,542)
Nippon Paint Holdings Co. Ltd.	(6,000)	(258,031)
Odakyu Electric Railway Co. Ltd.	(6,000)	(128,676)
Ricoh Co. Ltd.	(31,800)	(291,216)
Sawai Pharmaceutical Co. Ltd.	(2,900)	(131,883)
Seven Bank Ltd.	(10,700)	(32,673)
Sony Financial Holdings, Inc.	(2,100)	(40,012)
Sosei Group Corp. *	(19,200)	(308,475)
Suruga Bank Ltd.	(10,500)	(93,527)
T&D Holdings, Inc.	(11,700)	(175,477)
Toho Gas Co. Ltd.	(4,000)	(138,568)
Toray Industries, Inc.	(40,800)	(322,029)
Toyota Industries Corp.	(700)	(39,183)
Yamato Holdings Co. Ltd.	(9,700)	(285,497)
Yokohama Rubber Co. Ltd. (The)	(6,500)	(134,824)

		(4,384,505)

Luxembourg - (0.8)%
Eurofins Scientific SE	(237)	(131,443)
Tenaris SA	(23,926)	(436,650)

		(568,093)

Netherlands - (1.4)%
ALTICE EUROPE NV *	(21,336)	(86,603)
Boskalis Westminster	(12,145)	(352,926)
Koninklijke KPN NV	(47,054)	(127,948)
Koninklijke Vopak NV	(1,115)	(51,393)
OCI NV *	(11,388)	(305,808)
SBM Offshore NV	(4,302)	(66,704)

		(991,382)

Norway - (0.6)%
Gjensidige Forsikring ASA	(4,570)	(74,818)
Schibsted ASA, Class A	(783)	(23,744)
Yara International ASA	(8,609)	(356,173)

		(454,735)

Portugal - 0.0% (e)
NOS SGPS SA	(3,933)	(21,513)

Singapore - 0.0% (e)
Singapore Press Holdings Ltd.	(10,700)	(20,391)

Spain - (1.1)%
Bankia SA	(78,485)	(292,676)
Cellnex Telecom SA (b)	(19,824)	(498,405)

		(791,081)

INVESTMENTS	SHARES	VALUE ($)
Sweden - (0.3)%
Getinge AB, Class B	(4,342)	$(39,417)
Hexpol AB	(2,002)	(20,708)
Modern Times Group MTG AB, Class B	(408)	(17,025)
Svenska Handelsbanken AB, Class A	(2,313)	(25,618)
Telefonaktiebolaget LM Ericsson, Class B	(12,743)	(98,174)

		(200,942)

Switzerland - (0.6)%
Aryzta AG *	(6,071)	(90,810)
Vifor Pharma AG	(2,204)	(351,568)

		(442,378)

United Kingdom - (5.7)%
AstraZeneca plc	(672)	(46,480)
Auto Trader Group plc (b)	(5,045)	(28,274)
Babcock International Group plc	(12,405)	(133,285)
Cobham plc *	(13,036)	(22,043)
ConvaTec Group plc (b)	(179,978)	(502,455)
Greene King plc	(8,226)	(62,313)
Hargreaves Lansdown plc	(1,266)	(32,817)
Inmarsat plc	(33,345)	(241,123)
Intertek Group plc	(310)	(23,309)
John Wood Group plc	(93,838)	(774,914)
Johnson Matthey plc	(1,216)	(57,902)
Melrose Industries plc	(69,537)	(194,569)
Merlin Entertainments plc	(69,449)	(354,099)
Metro Bank plc *	(1,445)	(61,476)
Micro Focus International plc	(14,158)	(245,660)
Pennon Group plc	(11,784)	(123,238)
RPC Group plc	(5,144)	(50,646)
Severn Trent plc	(12,842)	(334,839)
Subsea 7 SA	(9,725)	(154,599)
United Utilities Group plc	(52,825)	(531,065)

		(3,975,106)

United States - (0.6)%
Altice USA, Inc., Class A (1)	(8,882)	(151,530)
QIAGEN NV *	(8,378)	(303,696)

		(455,226)

TOTAL COMMON STOCKS (Proceeds $(21,911,428))		(20,575,628)

TOTAL SHORT POSITIONS (Proceeds $(21,911,428))		(20,575,628)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.5% (Cost $71,203,521)		69,744,995

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (f)		1,035,257

NET ASSETS - 100.0%		$70,780,252

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$11,681,615	16.5%
Consumer Staples	4,687,244	6.6
Energy	6,135,109	8.7
Financials	8,677,080	12.3
Health Care	7,519,501	10.6
Industrials	9,467,270	13.3
Information Technology	9,485,266	13.4
Materials	7,886,979	11.1
Real Estate	2,895,947	4.1
Telecommunication Services	(840,824)	(1.2)
Utilities	900,187	1.3
Short-Term Investments	1,249,621	1.8

Total Investments In Securities At Value	69,744,995	98.5
Other Assets in Excess of Liabilities (f)	1,035,257	1.5

Net Assets	$70,780,252	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $22,939,699.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $29,218, which represents approximately 0.04% of net assets of the fund.

(c)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Represents less than 0.05% of net assets.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	11	9/2018	USD	$1,075,470	$(1,526)

					$(1,526)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$63,732	$63,732

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 72.8%
Brazil - 7.6%
Ambev SA, ADR (1)	44,145	$204,391
Banco do Brasil SA (1)*	12,400	91,022
Braskem SA (Preference), Class A (1)	12,200	158,585
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	10,797	64,890
Cosan SA Industria e Comercio (1)	5,200	47,737
Embraer SA, ADR (1)	11,637	289,761
Hypera SA (1)*	18,700	132,877
Itausa - Investimentos Itau SA (Preference) (1)	23,460	55,627
Magazine Luiza SA (1)	2,500	82,242
Odontoprev SA (1)	7,100	24,181
Petrobras Distribuidora SA (1)	8,300	38,762
Petroleo Brasileiro SA (Preference) (1)*	94,800	419,974
Porto Seguro SA (1)*	8,700	90,822
Sul America SA (1)	23,440	112,127
Suzano Papel e Celulose SA (1)	79,500	917,304
Vale SA, ADR (1)*	83,436	1,069,651
WEG SA (1)	22,880	95,103

		3,895,056

Chile - 1.5%
Banco de Chile, ADR (1)	1,329	123,544
Banco de Credito e Inversiones SA (1)	286	19,036
Banco Santander Chile, ADR (1)	6,166	193,798
Cia Cervecerias Unidas SA, ADR (1)	844	21,049
Empresas CMPC SA (1)	24,756	90,174
Empresas COPEC SA (1)	4,786	74,178
Enel Americas SA, ADR (1)	5,009	44,129
Enel Chile SA, ADR (1)	14,320	69,882
Latam Airlines Group SA, ADR (1)	6,760	66,856
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,607	77,216

		779,862

China - 7.6%
58.com, Inc., ADR (1)*	858	59,494
Alibaba Group Holding Ltd., ADR (1)*	10,946	2,030,810
Autohome, Inc., ADR (1)	520	52,520
Baidu, Inc., ADR (1)*	2,558	621,594
Ctrip.com International Ltd., ADR (1)*	3,695	175,993
Huazhu Group Ltd., ADR (1)	1,296	54,419
JD.com, Inc., ADR (1)*	6,072	236,504
Momo, Inc., ADR (1)*	1,127	49,025
NetEase, Inc., ADR (1)	734	185,460
New Oriental Education & Technology Group, Inc., ADR (1)	1,251	118,420
SINA Corp. (1)*	568	48,104
TAL Education Group, ADR (1)*	2,653	97,630
Vipshop Holdings Ltd., ADR (1)*	3,741	40,590
Weibo Corp., ADR (1)*	222	19,705
Yum China Holdings, Inc. (1)	3,591	138,110

		3,928,378

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.1%
MOL Hungarian Oil & Gas plc	4,222	$40,626
OTP Bank Nyrt	853	30,798

		71,424

India - 7.1%
Dr Reddy’s Laboratories Ltd., ADR (1)	12,391	398,990
ICICI Bank Ltd., ADR (1)*	64,490	517,855
Infosys Ltd., ADR (1)	79,680	1,548,182
Tata Motors Ltd., ADR (1)*	17,083	333,973
Vedanta Ltd., ADR (1)	19,520	265,472
Wipro Ltd., ADR (1)	125,435	600,834

		3,665,306

Indonesia - 2.2%
Adaro Energy Tbk. PT	3,269,200	407,919
Bank Central Asia Tbk. PT	12,300	18,369
Bank Negara Indonesia Persero Tbk. PT	683,200	335,697
Bank Rakyat Indonesia Persero Tbk. PT	456,100	90,212
Perusahaan Gas Negara Persero Tbk.	246,500	34,212
United Tractors Tbk. PT	101,500	223,494

		1,109,903

Peru - 0.2%
Credicorp Ltd. (1)	441	99,278
Southern Copper Corp. (1)	529	24,794

		124,072

Philippines - 0.7%
Ayala Corp.	610	10,515
Ayala Land, Inc.	64,900	46,079
BDO Unibank, Inc.	6,970	16,388
Jollibee Foods Corp.	23,170	114,240
Metro Pacific Investments Corp.	109,100	9,406
Security Bank Corp.	5,250	19,633
SM Investments Corp.	4,280	70,213
SM Prime Holdings, Inc.	97,800	65,880

		352,354

Poland - 1.8%
Alior Bank SA *	7,798	138,088
CD Projekt SA *	381	16,339
Cyfrowy Polsat SA	6,225	38,324
Jastrzebska Spolka Weglowa SA *	15,247	310,136
LPP SA	26	58,646
PGE Polska Grupa Energetyczna SA *	56,098	139,406
Polski Koncern Naftowy ORLEN SA	9,486	212,458
Polskie Gornictwo Naftowe i Gazownictwo SA	16,739	25,484

		938,881

Qatar - 0.4%
Qatar National Bank QPSC	4,409	184,148

Romania - 0.1%
NEPI Rockcastle plc	4,687	41,710
New Europe Property Investments plc (3)*(a)	246	—

		41,710

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 6.0%
Anglo American Platinum Ltd.	600	$15,649
AngloGold Ashanti Ltd., ADR (1)	2,968	24,367
Bid Corp. Ltd.	3,200	64,077
Coronation Fund Managers Ltd.	8,755	37,178
Exxaro Resources Ltd.	88,232	805,563
Foschini Group Ltd. (The)	5,295	67,031
Gold Fields Ltd., ADR (1)	62,454	222,961
Growthpoint Properties Ltd., REIT	39,573	76,857
Imperial Holdings Ltd.	12,761	182,022
MMI Holdings Ltd.	51,272	66,060
Mr Price Group Ltd.	27,406	449,773
Naspers Ltd., Class N	2,007	506,053
Redefine Properties Ltd., REIT	73,102	55,870
Remgro Ltd.	4,935	73,327
RMB Holdings Ltd.	10,261	56,457
Sasol Ltd.	4,623	168,124
Standard Bank Group Ltd.	2,219	30,982
Truworths International Ltd.	3,385	18,926
Woolworths Holdings Ltd.	34,168	137,767

		3,059,044

South Korea - 25.7%
BGF retail Co. Ltd.	8	1,400
BNK Financial Group, Inc.	19,415	162,680
Daelim Industrial Co. Ltd.	1,165	80,030
DB Insurance Co. Ltd.	365	19,330
DGB Financial Group, Inc.	5,939	54,621
Doosan Bobcat, Inc.	644	18,492
GS Holdings Corp.	452	22,052
Hana Financial Group, Inc.	8,512	326,867
Hanwha Chemical Corp.	5,957	116,758
Hanwha Corp.	9,488	268,430
Hanwha Life Insurance Co. Ltd.	50,996	242,390
HDC Holdings Co. Ltd.	745	19,116
HDC Hyundai Development Co.-Engineering & Construction *	1,041	50,345
Hotel Shilla Co. Ltd.	1,976	218,873
Hyundai Department Store Co. Ltd.	2,381	246,827
Hyundai Marine & Fire Insurance Co. Ltd.	5,059	153,191
KB Financial Group, Inc.	2,706	127,376
Korea Investment Holdings Co. Ltd.	7,244	546,195
KT Corp., ADR (1)	11,280	149,798
LG Corp.	11,332	732,609
LG Electronics, Inc.	10,779	802,553
Lotte Chemical Corp.	1,612	502,511
Lotte Shopping Co. Ltd.	1,603	302,253
Medy-Tox, Inc.	42	28,875
NCSoft Corp.	882	293,516
NH Investment & Securities Co. Ltd.	11,373	152,358
OCI Co. Ltd.	5,613	519,301
POSCO	1,772	522,846
Posco Daewoo Corp.	6,824	131,042

INVESTMENTS	SHARES	VALUE ($)
South Korea - 25.7% (continued)
Samsung Electronics Co. Ltd.	78,412	$3,284,647
Samsung SDS Co. Ltd.	3,004	539,385
Shinsegae, Inc.	359	129,114
SK Hynix, Inc.	25,596	1,964,730
SK Innovation Co. Ltd.	1,495	270,787
SK Telecom Co. Ltd.	825	172,433

		13,173,731

Taiwan - 11.4%
ASE Technology Holding Co. Ltd. *	35,000	82,195
Catcher Technology Co. Ltd.	51,000	569,431
Chailease Holding Co. Ltd.	21,000	68,676
China Airlines Ltd. *	586,000	182,759
China Development Financial Holding Corp.	1,028,000	375,272
China Life Insurance Co. Ltd.	25,170	26,469
CTBC Financial Holding Co. Ltd.	269,000	193,281
E.Sun Financial Holding Co. Ltd.	79,000	55,005
Eva Airways Corp.	301,000	145,494
Evergreen Marine Corp. Taiwan Ltd. *	35,000	14,901
First Financial Holding Co. Ltd.	323,240	218,241
Formosa Chemicals & Fibre Corp.	17,000	67,648
Formosa Petrochemical Corp. *	8,000	32,095
Formosa Plastics Corp.	8,000	29,482
Globalwafers Co. Ltd.	2,000	33,112
Hiwin Technologies Corp.	23,000	270,961
Lite-On Technology Corp. *	133,000	160,704
Macronix International *	229,000	324,744
MediaTek, Inc.	3,000	29,448
Micro-Star International Co. Ltd.	65,000	200,089
Nan Ya Plastics Corp.	9,000	25,705
Nanya Technology Corp.	40,000	108,579
Nien Made Enterprise Co. Ltd.	4,000	34,086
Novatek Microelectronics Corp.	10,000	45,002
Phison Electronics Corp.	10,000	78,879
Powertech Technology, Inc.	13,000	37,681
Realtek Semiconductor Corp. *	57,000	207,109
Shin Kong Financial Holding Co. Ltd.	334,000	128,473
TaiMed Biologics, Inc. *	1,000	10,210
Taiwan Business Bank	54,000	16,648
Taiwan Cooperative Financial Holding Co. Ltd.	90,000	52,659
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	51,993	1,900,865
Uni-President Enterprises Corp.	16,000	40,557
Walsin Technology Corp.	4,000	54,606
Yuanta Financial Holding Co. Ltd.	122,000	55,559

		5,876,625

United Arab Emirates - 0.2%
Emaar Properties PJSC	37,388	50,171
Emirates Telecommunications Group Co. PJSC	16,258	71,532

		121,703

United Kingdom - 0.2%
Mondi Ltd.	3,434	93,015

TOTAL COMMON STOCKS (Cost $40,153,029)		37,415,212

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 26.4%

Investment Companies - 26.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.82% (b)(c)	8,696,071	$8,696,071
Limited Purpose Cash Investment Fund, 1.85% (b)	4,864,037	4,864,037

TOTAL SHORT-TERM INVESTMENTS (Cost $13,558,648)		13,560,108

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.2% (Cost $53,711,677)		50,975,320

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8% (d)		410,733

NET ASSETS - 100.0%		$51,386,053

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,623,129	9.0%
Consumer Staples	331,474	0.6
Energy	2,582,368	5.0
Financials	5,395,658	10.5
Health Care	595,133	1.2
Industrials	2,436,113	4.7
Information Technology	15,146,787	29.5
Materials	5,221,699	10.2
Real Estate	336,568	0.6
Telecommunication Services	393,764	0.8
Utilities	352,519	0.7
Short-Term Investments	13,560,108	26.4

Total Investments In Securities At Value	50,975,320	99.2
Other Assets in Excess of Liabilities (d)	410,733	0.8

Net Assets	$51,386,053	100.0%

*	Non-income producing security.
(a)

Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(b)	Represents 7-day effective yield as of June 30, 2018.
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	22	9/2018	USD	$1,169,630	$(51,895)

					$(51,895)

Total Return Basket Swaps Outstanding at June 30, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (-0.70% to 0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 02/06/2023 - 04/19/2023	$112,913	$7,396	$169	$7,565

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (-5.00%), which is denominated in ZAR based on the local currencies of the positions within the swap.	48-61 months maturity ranging from 05/31/2022 - 07/04/2023	$456,732	$35,533	$34,030	$69,563

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-5.25% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	42-61 months maturity ranging from 12/20/2021 - 07/03/2023	$13,308,943	$258,864	$121,556	$380,420

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

India
Axis Bank Ltd.	3,120	$116,182	$(12,826)	(3.4)%
Larsen & Toubro Ltd.	8,914	162,644	(19,973)	(5.3)
Reliance Industries Ltd.	13,394	375,351	(6,138)	(1.6)
State Bank of India	3,621	135,960	(12,848)	(3.4)

Malaysia
AirAsia Bhd.	148,500	110,064	(38,455)	(10.1)
Genting Bhd.	47,400	98,610	(9,218)	(2.4)
Hong Leong Bank Bhd.	17,800	80,250	(3,455)	(0.9)
Malayan Banking Bhd.	245,400	546,555	(102,651)	(27.0)
Malaysia Airports Holdings Bhd.	181,300	394,959	(8,873)	(2.3)
My EG Services Bhd.	583,100	139,096	(2,712)	(0.7)
Petronas Chemicals Group Bhd.	33,500	69,780	1,381	0.4
Public Bank Bhd.	15,900	91,980	392	0.1

Russia
Gazprom PJSC, ADR	49,419	216,562	(23,701)	(6.2)
LUKOIL PJSC, ADR	3,969	270,296	10,168	2.7
Novatek PJSC	856	126,527	9,184	2.4
Novolipetsk Steel PJSC	14,332	347,266	(20,740)	(5.5)
Rosneft Oil Co. PJSC	11,077	68,637	5,387	1.4
Severstal PJSC	16,452	239,590	(29,466)	(7.7)
Tatneft PJSC, ADR	2,369	148,937	8,225	2.2

Thailand
Airports of Thailand PCL	104,000	197,707	(28,172)	(7.4)
Home Product Center PCL	504,400	204,260	(22,318)	(5.9)
Indorama Ventures PCL	68,000	112,281	(7,390)	(1.9)
PTT Global Chemical PCL	335,900	739,403	(238,138)	(62.6)
PTT PCL	66,300	95,854	(8,658)	(2.3)
Robinson PCL	54,400	92,014	(29,589)	(7.8)
Thai Oil PCL	202,300	474,245	(169,905)	(44.7)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Brazil
B3 SA - Brasil Bolsa Balcao	(13,600)	$(71,759)	$839	0.2%
BRF SA	(83,500)	(387,796)	96,294	25.3
Centrais Eletricas Brasileiras SA	(62,400)	(196,260)	178,399	46.9
Cia Siderurgica Nacional SA	(98,500)	(199,757)	78,365	20.6
Localiza Rent a Car SA	(17,800)	(108,984)	112	0.0
Raia Drogasil SA	(18,000)	(308,379)	63,604	16.7
Rumo SA	(23,300)	(84,766)	(1,358)	(0.4)
Telefonica Brasil SA (Preference)	(9,500)	(112,115)	1,669	0.4

Mexico
Grupo Televisa SAB, ADR	(9,135)	(173,108)	(4,559)	(1.2)

South Korea
CJ CheilJedang Corp.	(2,604)	(824,400)	(31,841)	(8.4)
CJ Corp.	(1,971)	(251,136)	40,102	10.5
CJ Logistics Corp.	(2,787)	(420,313)	(65,342)	(17.2)
GS Retail Co. Ltd.	(9,450)	(372,914)	(62,948)	(16.5)
Hanssem Co. Ltd.	(4,042)	(380,392)	148,771	39.1
Hanwha Aerospace Co. Ltd.	(14,890)	(312,566)	75,404	19.8
Hyundai Heavy Industries Co. Ltd.	(1,505)	(137,632)	19,522	5.1
Korea Aerospace Industries Ltd.	(24,635)	(908,437)	206,155	54.2
Kumho Petrochemical Co. Ltd.	(1,559)	(162,879)	(31,033)	(8.2)
Lotte Corp.	(1,516)	(77,820)	5,702	1.5
Pan Ocean Co. Ltd.	(88,031)	(385,144)	93,445	24.6
Samsung Biologics Co. Ltd.	(305)	(114,160)	26	0.0
Samsung C&T Corp.	(4,356)	(455,467)	90,157	23.7
Samsung SDI Co. Ltd.	(1,370)	(262,777)	(15,939)	(4.2)

Thailand
True Corp. PCL	(3,172,100)	(506,733)	134,220	35.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (-0.50% to 0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	43-61 months maturity ranging from 12/20/2021 - 05/18/2023	$1,911,921	$218,088	$(14,461)	$203,627

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Fibra Uno Administracion SA de CV	41,400	$60,119	$2,734	1.3%
Gentera SAB de CV	34,000	30,079	3,686	1.8
Grupo Aeroportuario del Pacifico SAB de CV	14,100	130,555	(5,207)	(2.6)
Grupo Mexico SAB de CV	15,800	44,861	(75)	(0.0)
Mexichem SAB de CV	127,178	367,761	17,356	8.5
Wal-Mart de Mexico SAB de CV	474,543	1,251,096	199,884	98.2

Short Positions

Common Stock

Mexico
Alfa SAB de CV	(23,600)	(27,450)	(290)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-6.00% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	42-64 months maturity ranging from 12/20/2021 - 07/04/2023	$26,187,423	$(603,269)	$(174,243)	$(777,512)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
AAC Technologies Holdings, Inc.	28,500	$400,233	$(125,234)	16.1%
ANTA Sports Products Ltd.	131,000	690,803	36,391	(4.7)
Bank of China Ltd.	662,000	328,302	(41,273)	5.3
Beijing Capital International Airport Co. Ltd.	208,000	218,490	(86,744)	11.2
Beijing Enterprises Holdings Ltd.	42,500	206,351	(24,135)	3.1
China Cinda Asset Management Co. Ltd.	466,000	149,234	(21,215)	2.7
China Construction Bank Corp.	1,083,000	990,990	(159,146)	20.5
China Huarong Asset Management Co. Ltd.	897,000	258,582	(85,358)	11.0
China Mobile Ltd.	116,000	1,029,262	(44,798)	5.8
China National Building Material Co. Ltd.	470,000	462,601	(53,499)	6.9
China Overseas Land & Investment Ltd.	40,000	131,288	(11,626)	1.5
China Petroleum & Chemical Corp.	326,000	291,808	(5,078)	0.7
China Resources Cement Holdings Ltd.	274,000	275,750	(10,128)	1.3
China Shenhua Energy Co. Ltd.	239,500	566,477	(72,811)	9.4
Chongqing Rural Commercial Bank Co. Ltd.	284,000	168,567	(62,319)	8.0
CNOOC Ltd.	205,000	351,277	45,970	(5.9)
Country Garden Holdings Co. Ltd.	82,000	143,746	(41)	0.0
CSPC Pharmaceutical Group Ltd.	358,000	1,075,003	131,820	(17.0)
Fosun International Ltd.	88,000	164,823	(24,355)	3.1
GCL-Poly Energy Holdings Ltd.	1,592,000	149,499	(105,587)	13.6
Geely Automobile Holdings Ltd.	334,000	859,346	(137,179)	17.6
Haitian International Holdings Ltd.	109,000	256,880	(48,082)	6.2
Industrial & Commercial Bank of China Ltd.	796,000	593,689	(122,299)	15.7%
Kingsoft Corp. Ltd.	62,000	187,124	(9,969)	1.3
Luye Pharma Group Ltd.	139,500	142,536	(4,511)	0.6
MMG Ltd.	184,000	128,097	(10,526)	1.4
People’s Insurance Co. Group of China Ltd. (The)	656,000	307,092	(33,974)	4.4
PICC Property & Casualty Co. Ltd.	327,000	351,696	(62,205)	8.0
Sinotruk Hong Kong Ltd.	92,500	151,639	1,360	(0.2)
Sunny Optical Technology Group Co. Ltd.	21,200	393,204	32,213	(4.1)
Tencent Holdings Ltd.	47,100	2,365,145	(269,062)	34.6

Hong Kong
Haier Electronics Group Co. Ltd.	414,000	1,412,451	(19,078)	2.5
Nine Dragons Paper Holdings Ltd.	227,000	288,020	(40,251)	5.2
Sino Biopharmaceutical Ltd.	1,053,000	1,608,149	353,410	(45.5)
Sun Art Retail Group Ltd.	214,000	279,178	19,559	(2.5)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

China
Beijing Enterprises Water Group Ltd.	(590,000)	$(320,821)	$31,099	(4.0)
Brilliance China Automotive Holdings Ltd.	(306,000)	(549,028)	77,574	(10.0)
BYD Co. Ltd.	(80,500)	(496,415)	127,080	(16.3)
CGN Power Co. Ltd.	(1,952,000)	(504,027)	12,481	(1.6)
China Galaxy Securities Co. Ltd.	(573,000)	(292,937)	101,492	(13.1)
China Pacific Insurance Group Co. Ltd.	(108,200)	(416,788)	100,289	(12.9)
China Railway Construction Corp. Ltd.	(296,500)	(299,934)	17,394	(2.2)
China State Construction International Holdings Ltd.	(466,000)	(476,650)	148,539	(19.1)
China Unicom Hong Kong Ltd.	(124,000)	(154,564)	12,535	(1.6)
Haitong Securities Co. Ltd.	(135,200)	(136,389)	54,526	(7.0)
Lenovo Group Ltd.	(2,790,000)	(1,501,747)	(101,209)	13.0
Semiconductor Manufacturing International Corp.	(205,000)	(265,603)	(12,659)	1.6
Zijin Mining Group Co. Ltd.	(442,000)	(169,449)	41,804	(5.4)

Hong Kong
Alibaba Pictures Group Ltd.	(2,070,000)	(226,332)	43,140	(5.5)
China Gas Holdings Ltd.	(66,600)	(267,013)	(26,174)	3.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.75% to 0.70%), which is denominated in TRY based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 09/21/2022 - 06/19/2023	$1,250,697	$(54,191)	$(64,422)	$(118,613)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Turkey
BIM Birlesik Magazalar A/S	1,839	$26,857	$(2,190)	1.8%
TAV Havalimanlari Holding A/S	22,712	111,163	(411)	0.3
Turk Hava Yollari AO	185,692	547,651	(149,728)	126.2

Short Positions

Common Stock

Turkey
Arcelik A/S	(6,709)	(22,263)	5,084	(4.3)
KOC Holding A/S	(10,213)	(31,557)	(777)	0.7
Tupras Turkiye Petrol Rafinerileri A/S	(5,613)	(132,312)	1,979	(1.7)
Turk Telekomunikasyon A/S	(41,055)	(44,631)	10,397	(8.8)
Turkcell Iletisim Hizmetleri A/S	(126,089)	(334,263)	81,455	(68.7)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$9,266,070	$—	$9,266,070

JPMS
Cash	—	135,252	135,252

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 26.8%
Aerospace & Defense - 0.7%
Hexcel Corp. 3.95%, 2/15/2027	$730,000	$711,148

Auto Components - 0.7%
Lear Corp. 3.80%, 9/15/2027	750,000	704,199

Banks - 2.7%
BB&T Corp.
2.85%, 10/26/2024	770,000	730,606
Huntington Bancshares, Inc.
2.30%, 1/14/2022	290,000	278,491
Regions Financial Corp.
2.75%, 8/14/2022	890,000	858,263
SunTrust Banks, Inc.
2.70%, 1/27/2022	880,000	857,398

		2,724,758

Beverages - 1.2%
Constellation Brands, Inc.
4.25%, 5/1/2023	550,000	560,735
Dr Pepper Snapple Group, Inc.
4.50%, 11/15/2045	740,000	681,158

		1,241,893

Capital Markets - 1.0%
CDBI Treasure I Ltd. (China)
2.25%, 8/2/2021 (a)	200,000	190,839
Nasdaq, Inc.
4.25%, 6/1/2024	710,000	716,599
Raymond James Financial, Inc.
4.95%, 7/15/2046	100,000	101,897

		1,009,335

Chemicals - 0.7%
Methanex Corp. (Canada)
4.25%, 12/1/2024	730,000	717,137

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.75%, 5/15/2022	720,000	717,671

Consumer Finance - 1.2%
American Express Co.
2.50%, 8/1/2022	690,000	661,676
Synchrony Financial
3.95%, 12/1/2027	550,000	507,379

		1,169,055

Diversified Financial Services - 0.9%
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (b)	240,000	276,008
Voya Financial, Inc.
4.80%, 6/15/2046	700,000	680,796

		956,804

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Electric Utilities - 3.1%
Avangrid, Inc.
3.15%, 12/1/2024	$760,000	$730,744
Exelon Corp.
3.50%, 6/1/2022 (c)	860,000	850,050
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	810,000	785,789
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	830,000	797,817

		3,164,400

Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.
3.65%, 9/1/2027	100,000	93,016

Gas Utilities - 0.2%
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b)	200,000	185,500

Health Care Providers & Services - 2.1%
Aetna, Inc.
2.80%, 6/15/2023	770,000	733,678
Anthem, Inc.
4.63%, 5/15/2042	760,000	736,695
Humana, Inc.
4.95%, 10/1/2044	680,000	709,301

		2,179,674

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc.
2.30%, 1/15/2022	620,000	594,639
Wyndham Destinations, Inc.
4.15%, 4/1/2024 (c)	730,000	718,138

		1,312,777

Insurance - 0.5%
Progressive Corp. (The)
4.13%, 4/15/2047	490,000	479,733

IT Services - 0.7%
Total System Services, Inc.
4.80%, 4/1/2026	690,000	707,342

Multiline Retail - 1.6%
Kohl’s Corp.
4.25%, 7/17/2025	720,000	716,462
Macy’s Retail Holdings, Inc.
2.88%, 2/15/2023	770,000	724,309
Nordstrom, Inc.
5.00%, 1/15/2044	160,000	147,531

		1,588,302

Multi-Utilities - 0.1%
DTE Energy Co.
2.85%, 10/1/2026	100,000	91,094

Oil, Gas & Consumable Fuels - 2.9%
Continental Resources, Inc.
5.00%, 9/15/2022	820,000	830,834

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 2.9% (continued)
Hess Corp.
4.30%, 4/1/2027	$790,000	$763,003
HollyFrontier Corp.
5.88%, 4/1/2026	740,000	789,491
Marathon Petroleum Corp.
4.75%, 9/15/2044	360,000	342,510
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	20,000	18,764
6.50%, 3/13/2027	50,000	51,271
6.75%, 9/21/2047	160,000	150,864

		2,946,737

Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (b)	670,000	663,300
Verisk Analytics, Inc.
4.00%, 6/15/2025	730,000	717,968

		1,381,268

Software - 1.4%
Citrix Systems, Inc.
4.50%, 12/1/2027	720,000	697,748
VMware, Inc.
3.90%, 8/21/2027	770,000	711,001

		1,408,749

Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.
3.30%, 9/29/2024	130,000	124,203
Seagate HDD Cayman
4.75%, 1/1/2025	740,000	709,700

		833,903

Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.
4.13%, 7/15/2027	740,000	705,660

Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. (Canada)
4.30%, 2/15/2048	110,000	104,957

TOTAL CORPORATE BONDS (Cost $27,576,775)		27,135,112

MORTGAGE-BACKED SECURITIES - 33.9%
FNMA
TBA, 3.50%, 10/25/2027	450,000	455,379
TBA, 4.00%, 7/25/2033	150,000	153,879
TBA, 3.00%, 7/25/2033	3,400,000	3,380,041
TBA, 5.00%, 4/25/2037	1,500,000	1,588,966
TBA, 4.50%, 4/25/2041	2,100,000	2,186,643
TBA, 4.00%, 9/25/2043	6,100,000	6,218,961
TBA, 3.50%, 4/25/2044	11,150,000	11,097,550
TBA, 3.00%, 5/25/2044	9,550,000	9,251,189

TOTAL MORTGAGE-BACKED SECURITIES (Cost $34,112,586)		34,332,608

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 17.7%
Arab Republic of Egypt
5.88%, 6/11/2025 (b)		$230,000	$213,930
6.59%, 2/21/2028 (a)		200,000	183,844
Australia Government Bond
4.25%, 4/21/2026 (a)	AUD	1,660,000	1,375,438
2.75%, 11/21/2027 (a)	AUD	540,000	403,737
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 2/15/2028 (a)	EUR	970,000	1,153,278
Federal Republic of Nigeria
7.88%, 2/16/2032 (b)		200,000	196,100
Federative Republic of Brazil
8.25%, 1/20/2034		70,000	79,835
France Government Bond OAT
1.00%, 5/25/2027 (a)	EUR	3,200,000	3,909,335
Hungary Government Bond
6.38%, 3/29/2021		180,000	192,248
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 (b)		200,000	207,000
Kingdom of Belgium
1.00%, 6/22/2026 (a)	EUR	260,000	318,147
0.80%, 6/22/2027 (a)	EUR	540,000	643,704
Kingdom of Denmark
0.50%, 11/15/2027	DKK	920,000	146,546
Kingdom of Jordan
5.75%, 1/31/2027 (b)		290,000	269,010
Kingdom of Spain
2.15%, 10/31/2025 (a)	EUR	10,000	12,692
5.90%, 7/30/2026 (a)	EUR	160,000	256,777
5.15%, 10/31/2028 (a)	EUR	1,840,000	2,921,972
Kingdom of Sweden
1.00%, 11/12/2026	SEK	14,930,000	1,761,079
0.75%, 5/12/2028	SEK	1,740,000	198,847
Mexico Government Bond
6.05%, 1/11/2040		250,000	275,625
People’s Republic of China
2.13%, 11/2/2022 (a)		310,000	299,956
Republic of Chile
3.25%, 9/14/2021		100,000	99,800
3.13%, 3/27/2025		200,000	193,000
Republic of Ecuador
10.75%, 3/28/2022 (b)		200,000	205,340
Republic of Indonesia
2.95%, 1/11/2023		200,000	189,816
4.13%, 1/15/2025 (a)		200,000	196,320
Republic of Italy
7.25%, 11/1/2026	EUR	40,000	63,392
6.00%, 5/1/2031	EUR	330,000	508,280
5.75%, 2/1/2033	EUR	20,000	30,798
Republic of Panama
6.70%, 1/26/2036		10,000	12,250
Republic of Peru
8.75%, 11/21/2033		270,000	396,225
Republic of South Africa
4.67%, 1/17/2024		270,000	265,599

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Republic of Ukraine
7.75%, 9/1/2025 (a)	$110,000	$102,972
7.75%, 9/1/2025 (b)	310,000	290,194
Socialist Republic of Romania
6.75%, 2/7/2022 (b)	350,000	381,339

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $18,470,231)		17,954,425

U.S. TREASURY OBLIGATIONS - 37.1%
U.S. Treasury Bonds
2.88%, 5/15/2043	9,490,000	9,324,666
U.S. Treasury Notes
1.63%, 6/30/2019	3,680,000	3,653,119
1.63%, 8/31/2019	5,790,000	5,737,528
1.50%, 10/31/2019	4,100,000	4,049,070
2.38%, 3/15/2021	2,780,000	2,763,168
2.63%, 5/15/2021	10,080,000	10,080,788
2.00%, 5/31/2021	2,050,000	2,014,525

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,526,588)		37,622,864

	SHARES
SHORT-TERM INVESTMENTS - 13.2%

Investment Companies - 13.2%
Limited Purpose Cash Investment Fund, 1.85% (d)
(Cost $13,370,172)	13,371,940	13,371,940

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 128.7% (Cost $131,056,352)		130,416,949

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.7)% (e)		(29,082,518)

NET ASSETS - 100.0%		$101,334,431

	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,310,938	4.3%
Consumer Staples	1,241,893	1.2
Energy	2,946,737	2.9
Financials	6,339,685	6.3
Foreign Government Securities	17,954,425	17.7
Health Care	2,179,674	2.1
Industrials	2,092,416	2.1
Information Technology	3,667,665	3.6
Materials	717,137	0.7
Mortgage-Backed Securities	34,332,608	33.9
Real Estate	93,016	0.1
Telecommunication Services	104,957	0.1
U.S. Treasury Obligations	37,622,864	37.1
Utilities	3,440,994	3.4
Short-Term Investments	13,371,940	13.2

Total Investments In Securities At Value	130,416,949	128.7
Liabilities in Excess of Other Assets (e)	(29,082,518)	(28.7)

Net Assets	$101,334,431	100.0%

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2018, the value of these securities amounted to $11,969,011 or 11.81% of net assets.

(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2018 amounted to $2,887,721, which represents approximately 2.85% of net assets of the fund.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2018.

(d)	Represents 7-day effective yield as of June 30, 2018.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 4).

Abbreviations

AUD - Australian Dollar

DKK - Danish Krone

EUR - Euro

FNMA - Federal National Mortgage Association

SEK - Swedish Krona

TBA - To Be Announced; Security is subject to delayed delivery.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Credit default swap contracts outstanding — buy protection as of June 30, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 29.V1	1.00%	Quarterly	6/20/2023	1.90%	USD	6,230,000	$98,243	$147,326	$245,569
Republic of South Africa, 5.50%, 3/9/2020	1.00	Quarterly	6/20/2023	2.15	USD	900,000	—	45,707	45,707
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	6/20/2023	2.95	USD	2,000,000	21,828	146,198	168,026

							120,071	339,231	459,302

Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.67	USD	5,730,000	$(93,458)	$5,643	$(87,815)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	6/20/2023	0.50	USD	3,400,000	—	(79,507)	(79,507)

							(93,458)	(73,864)	(167,322)

							$26,613	$265,367	$291,980

Credit default swap contracts outstanding — sell protection as of June 30, 2018:

Exchange Cleared
REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00%	Quarterly	6/20/2023	2.68%	USD	1,500,000	$—	$(110,310)	$(110,310)
Mexico Government Bond, 4.15%, 3/28/2027	1.00	Quarterly	6/20/2023	1.34	USD	1,000,000	—	(15,033)	(15,033)
Penerbangan Malaysia Bhd., 5.63%, 3/15/2016	1.00	Quarterly	6/20/2023	1.07	USD	3,900,000	—	(11,912)	(11,912)

							$—	$(137,255)	$(137,255)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Forward Effective Interest rate swap contracts outstanding as of June 30, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	9/16/2020	NZD	9,400,000	$13,881	$24,758	$38,639
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/14/2020	CAD	24,200,000	37,441	30,667	68,108
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	9/20/2028	SEK	50,300,000	90,213	90,343	180,556
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	9/07/2028	AUD	500,000	1,810	3,300	5,110
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/19/2028	EUR	8,500,000	(58,025)	138,224	80,199
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	9/16/2020	CHF	6,300,000	16,864	14,687	31,551
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/16/2020	NOK	282,800,000	(79,463)	82,286	2,823
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	9/10/2020	AUD	1,600,000	4,454	(2,473)	1,981
Receive	3 Month London Interbank Offered Rate Quarterly	2.25% Semi-Annually	9/21/2020	USD	30,300,000	256,230	101,153	357,383
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/19/2028	GBP	8,200,000	113,351	(65,089)	48,262

						396,756	417,856	814,612

Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	9/19/2028	USD	7,000,000	(234,154)	(36,719)	(270,873)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	9/21/2020	GBP	38,200,000	(275,519)	196,004	(79,515)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/20/2028	JPY	186,600,000	(9,241)	6,223	(3,018)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.50% Semi-Annually	9/13/2028	NZD	2,000,000	(35,057)	(16,993)	(52,050)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	9/18/2028	CAD	5,000,000	(129,348)	(13,027)	(142,375)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	9/16/2020	SEK	242,100,000	$(254,509)	$(68,555)	$(323,064)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/21/2020	EUR	40,200,000	(30,003)	(96,356)	(126,359)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/16/2020	JPY	987,600,000	(35,518)	(385)	(35,903)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/20/2028	CHF	1,300,000	(2,031)	(6,491)	(8,522)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	9/20/2028	NOK	61,100,000	(154,862)	(55,662)	(210,524)

						(1,160,242)	(91,961)	(1,252,203)

						$(763,486)	$325,895	$(437,591)

(a)	Floating rate indices at June 30, 2018 were as follows:

3 Month Australian Bank-Bill Reference Rate: 2.11%

3 Month Canadian Bankers’ Acceptance Rate: 1.77%

3 Month London Interbank Offered Rate: 2.34%

3 Month Stockholm Interbank Offered Rate: (0.35)%

6 Month Australian Bank-Bill Reference Rate: 2.22%

6 Month Euro Interbank Offered Rate: (0.27)%

6 Month London Interbank Offered Rate: 2.50%

6 Month Norwegian Interbank Offered Rate: 1.18%

Futures contracts outstanding as of June 30, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Euro-BTP	20	9/2018	EUR	$2,971,817	$29,318
Euro-Bund	2	9/2018	EUR	379,652	6,432
U.S. Treasury 2 Year Note	10	9/2018	USD	2,118,281	2,285
U.S. Treasury 5 Year Note	6	9/2018	USD	681,703	1,534
U.S. Treasury Ultra Bond	3	9/2018	USD	478,688	5,807

					45,376

Short Contracts
Japan 10 Year Bond	(10)	9/2018	JPY	(13,624,170)	(16,644)
Long Gilt	(19)	9/2018	GBP	(3,085,760)	(4,342)
U.S. Treasury 10 Year Note	(66)	9/2018	USD	(7,932,375)	(64,391)

					(85,377)

					$(40,001)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Forward foreign currency contracts outstanding as of June 30, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	240,998	USD	177,750	CITI	9/19/2018	$644
AUD	361,497	USD	266,625	JPMC	9/19/2018	965
CAD	1,613,232	USD	1,214,441	CITI	9/19/2018	14,338
CAD	2,419,847	USD	1,821,663	JPMC	9/19/2018	21,508
COP	12,000,000	USD	4,069	CITI**	9/19/2018	10
COP	18,000,000	USD	6,104	JPMC**	9/19/2018	14
DKK	159,076	USD	24,865	CITI	9/19/2018	227
DKK	238,614	USD	37,297	JPMC	9/19/2018	340
EUR	507,167	USD	592,703	CITI	9/19/2018	3,135
EUR	760,751	USD	889,056	JPMC	9/19/2018	4,700
GBP	118,000	USD	155,786	CITI	9/19/2018	498
GBP	177,000	USD	233,679	JPMC	9/19/2018	746
MXN	7,252,587	USD	354,332	CITI	9/19/2018	6,312
MXN	10,878,878	USD	531,499	JPMC	9/19/2018	9,467
NOK	453,200	USD	55,352	CITI	9/19/2018	471
NOK	679,800	USD	83,028	JPMC	9/19/2018	706
TRY	1,036,000	USD	212,279	CITI	9/19/2018	5,728
TRY	1,554,000	USD	318,419	JPMC	9/19/2018	8,593
USD	834,112	AUD	1,099,912	CITI	9/19/2018	19,926
USD	1,251,167	AUD	1,649,870	JPMC	9/19/2018	29,888
USD	520,823	BRL	1,966,600	CITI**	9/19/2018	17,567
USD	781,234	BRL	2,949,900	JPMC**	9/19/2018	26,348
USD	788,983	CAD	1,016,262	CITI	9/19/2018	14,907
USD	1,183,478	CAD	1,524,399	JPMC	9/19/2018	22,360
USD	1,467,779	CHF	1,436,214	CITI	9/19/2018	7,474
USD	2,201,665	CHF	2,154,320	JPMC	9/19/2018	11,208
USD	43,058	COP	124,000,000	CITI**	9/19/2018	907
USD	64,587	COP	186,000,000	JPMC**	9/19/2018	1,361
USD	63,142	DKK	396,000	CITI	9/19/2018	679
USD	94,713	DKK	594,000	JPMC	9/19/2018	1,018
USD	4,979,460	EUR	4,216,698	CITI	9/19/2018	25,536
USD	7,469,180	EUR	6,325,046	JPMC	9/19/2018	38,295
USD	382,879	GBP	285,086	CITI	9/19/2018	5,300
USD	574,323	GBP	427,633	JPMC	9/19/2018	7,950
USD	220,101	IDR	3,125,000,000	CITI**	9/19/2018	4,313
USD	330,151	IDR	4,687,500,000	JPMC**	9/19/2018	6,469
USD	292,442	JPY	32,082,000	CITI	9/19/2018	1,054
USD	438,662	JPY	48,123,000	JPMC	9/19/2018	1,581
USD	453,758	KRW	486,218,800	CITI**	9/19/2018	16,070
USD	680,635	KRW	729,328,200	JPMC**	9/19/2018	24,104
USD	404,442	NOK	3,261,900	CITI	9/19/2018	2,658
USD	606,663	NOK	4,892,850	JPMC	9/19/2018	3,987
USD	373,254	NZD	534,400	CITI	9/19/2018	11,278
USD	559,881	NZD	801,600	JPMC	9/19/2018	16,916
USD	241,196	PHP	12,800,000	CITI**	9/19/2018	2,906
USD	361,794	PHP	19,200,000	JPMC**	9/19/2018	4,358
USD	2,372,484	SEK	20,613,390	CITI	9/19/2018	56,975
USD	3,558,723	SEK	30,920,091	JPMC	9/19/2018	85,458

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	46,843	TRY	220,000	CITI	9/19/2018	$548
USD	70,265	TRY	330,000	JPMC	9/19/2018	822
USD	52,812	ZAR	720,000	CITI	9/19/2018	865
USD	79,218	ZAR	1,080,000	JPMC	9/19/2018	1,297
USD	25,511	CLP	16,000,000	CITI**	9/20/2018	1,024
USD	38,266	CLP	24,000,000	JPMC**	9/20/2018	1,536
USD	612,923	ILS	2,172,000	CITI	9/20/2018	15,807
USD	919,383	ILS	3,258,000	JPMC	9/20/2018	23,710

Total unrealized appreciation						592,862

AUD	311,091	USD	234,619	CITI	9/19/2018	(4,341)
AUD	466,637	USD	351,930	JPMC	9/19/2018	(6,512)
BRL	24,000	USD	6,329	CITI**	9/19/2018	(188)
BRL	36,000	USD	9,494	JPMC**	9/19/2018	(281)
CAD	1,739,893	USD	1,345,369	CITI	9/19/2018	(20,110)
CAD	2,609,842	USD	2,018,058	JPMC	9/19/2018	(30,171)
COP	36,000,000	USD	12,254	CITI**	9/19/2018	(17)
COP	54,000,000	USD	18,381	JPMC**	9/19/2018	(24)
CZK	1,560,000	USD	71,184	CITI	9/19/2018	(756)
CZK	2,340,000	USD	106,777	JPMC	9/19/2018	(1,134)
EUR	1,964,137	USD	2,326,411	CITI	9/19/2018	(18,875)
EUR	2,946,204	USD	3,489,620	JPMC	9/19/2018	(28,316)
GBP	319,488	USD	428,124	CITI	9/19/2018	(4,982)
GBP	479,231	USD	642,185	JPMC	9/19/2018	(7,474)
HUF	56,000,000	USD	206,847	CITI	9/19/2018	(7,328)
HUF	84,000,000	USD	310,271	JPMC	9/19/2018	(10,992)
IDR	2,080,000,000	USD	146,386	CITI**	9/19/2018	(2,758)
IDR	3,120,000,000	USD	219,579	JPMC**	9/19/2018	(4,137)
INR	14,800,000	USD	216,209	CITI**	9/19/2018	(2,397)
INR	22,200,000	USD	324,314	JPMC**	9/19/2018	(3,596)
JPY	122,399,200	USD	1,126,635	CITI	9/19/2018	(14,933)
JPY	183,598,800	USD	1,689,955	JPMC	9/19/2018	(22,401)
MXN	3,427,815	USD	171,308	CITI	9/19/2018	(855)
MXN	5,141,720	USD	256,962	JPMC	9/19/2018	(1,283)
NOK	188,000	USD	23,457	CITI	9/19/2018	(300)
NOK	282,000	USD	35,185	JPMC	9/19/2018	(450)
NZD	815,200	USD	566,427	CITI	9/19/2018	(14,251)
NZD	1,222,800	USD	849,642	JPMC	9/19/2018	(21,377)
PHP	2,000,000	USD	37,804	CITI**	9/19/2018	(571)
PHP	3,000,000	USD	56,706	JPMC**	9/19/2018	(857)
PLN	836,000	USD	227,651	CITI	9/19/2018	(4,174)
PLN	1,254,000	USD	341,477	JPMC	9/19/2018	(6,261)
RUB	11,200,000	USD	178,782	CITI**	9/19/2018	(1,906)
RUB	16,800,000	USD	268,173	JPMC**	9/19/2018	(2,859)
SEK	3,494,059	USD	397,647	CITI	9/19/2018	(5,158)
SEK	5,241,088	USD	596,471	JPMC	9/19/2018	(7,738)
SGD	456,000	USD	340,434	CITI	9/19/2018	(5,182)
SGD	684,000	USD	510,651	JPMC	9/19/2018	(7,773)
TRY	48,000	USD	10,207	CITI	9/19/2018	(106)
TRY	72,000	USD	15,311	JPMC	9/19/2018	(160)
USD	37,884	BRL	148,600	CITI**	9/19/2018	(144)
USD	56,826	BRL	222,900	JPMC**	9/19/2018	(215)
USD	217,627	CHF	214,586	CITI	9/19/2018	(557)
USD	326,442	CHF	321,880	JPMC	9/19/2018	(836)
USD	20,882	DKK	133,141	CITI	9/19/2018	$(119)
USD	31,323	DKK	199,712	JPMC	9/19/2018	(179)
USD	2,556,532	EUR	2,189,376	CITI	9/19/2018	(15,624)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	3,834,790	EUR	3,284,062	JPMC	9/19/2018	(23,441)
USD	129,280	IDR	1,875,000,000	CITI**	9/19/2018	(192)
USD	193,920	IDR	2,812,500,000	JPMC**	9/19/2018	(288)
USD	173,052	INR	12,000,000	CITI**	9/19/2018	(309)
USD	259,578	INR	18,000,000	JPMC**	9/19/2018	(463)
USD	74,964	MXN	1,560,000	CITI	9/19/2018	(2,609)
USD	112,446	MXN	2,340,000	JPMC	9/19/2018	(3,914)
USD	133,057	NOK	1,087,300	CITI	9/19/2018	(870)
USD	199,586	NOK	1,630,950	JPMC	9/19/2018	(1,306)
USD	67,315	SEK	603,406	CITI	9/19/2018	(466)
USD	100,973	SEK	905,110	JPMC	9/19/2018	(699)
USD	151,165	TRY	744,000	CITI	9/19/2018	(5,396)
USD	226,747	TRY	1,116,000	JPMC	9/19/2018	(8,095)
USD	17,182	ZAR	240,000	CITI	9/19/2018	(134)
USD	25,773	ZAR	360,000	JPMC	9/19/2018	(201)
ZAR	509,600	USD	40,039	CITI	9/19/2018	(3,271)
ZAR	764,400	USD	60,058	JPMC	9/19/2018	(4,907)
CLP	32,000,000	USD	50,693	CITI**	9/20/2018	(1,720)
CLP	48,000,000	USD	76,039	JPMC**	9/20/2018	(2,580)
ILS	452,000	USD	126,936	CITI	9/20/2018	(2,675)
ILS	678,000	USD	190,405	JPMC	9/20/2018	(4,012)

Total unrealized depreciation						(358,206)

Net unrealized appreciation						$234,656

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITG
Cash	$—	$30,030	$30,030

CITI
Cash	(80,000)	—	(80,000)

CRSU
Cash	—	901,482	901,482

JPMS
Cash	—	4,312,399	4,312,399

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2018 (Unaudited)

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 2.02%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.01%

Johannesburg Interbank Agreed Rate: 6.96%

London Interbank Offered Rate (“LIBOR”): 2.09%

Mexico Equilibrium Interbank Interest Rate: 8.10%

Singapore Swap Offered Rate (“SOR”): 1.38%

Stockholm Interbank Offered Rate (“STIBOR”): -0.47%

Warsaw Interbank Effective Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust consists of thirty-nine active series, twenty-five of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, AQR Emerging Relaxed Constraint Equity Fund and AQR Core Plus Bond Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

AQR Core Plus Bond Fund commenced operations on April 5, 2018.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund and AQR Core Plus Bond Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. The borrower pledges and maintains with the Funds collateral consisting of cash and/or securities issued or guaranteed by the U.S. Government. Collateral received by each Fund is required to have a value of at least 102% to 105% of the market value of the securities on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of a loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans are subject to termination by the Funds or the borrower at any time.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Global Securities Lending Agency Agreement between the Funds and the lending agent, Citibank, N.A.

Cash collateral invested by the securities lending agent, if any, is disclosed in the Schedules of Investments. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Certain of the securities on loan may have been sold prior to the close of the reporting period.

To-Be-Announced Commitments: Certain Funds may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made, however delivered securities must meet specified terms, including issuer, rate and mortgage terms. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i) taking or making delivery of mortgage pools/securities; or ii) pairing-off with an offsetting trade for cash settlement.

Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Funds are subject to this risk whether or not the Funds take delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,933,288,997	$—	$—		$1,933,288,997
Securities Lending Collateral	—	22,793,301	—		22,793,301
Short-Term Investments	—	71,843,325	—		71,843,325

Total Assets	$1,933,288,997	$94,636,626	$—		$2,027,925,623

LIABILITIES
Futures Contracts*	$(825,840)	$—	$—		$(825,840)

Total Liabilities	$(825,840)	$—	$—		$(825,840)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$713,153,171	$—	$—		$713,153,171
Preferred Stocks	65,857	—	—		65,857
Rights	—	—	627		627
Securities Lending Collateral	—	34,590,111	—		34,590,111
Short-Term Investments	—	20,140,016	—		20,140,016

Total Assets	$713,219,028	$54,730,127	$627		$767,949,782

LIABILITIES
Futures Contracts*	$(256,259)	$—	$—		$(256,259)

Total Liabilities	$(256,259)	$—	$—		$(256,259)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$42,475,931	$410,779,834	$—		$453,255,765
Rights†	—	—	—	(a)	— (a)
Short-Term Investments	—	11,421,295	—		11,421,295

Total Assets	$42,475,931	$422,201,129	$—	(a)	$464,677,060

LIABILITIES
Futures Contracts*	$(264,234)	$—	$—		$(264,234)

Total Liabilities	$(264,234)	$—	$—		$(264,234)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$84,475,739	$213,844,061	$—		$298,319,800
Securities Lending Collateral	—	3,827,570	—		3,827,570
Short-Term Investments	—	9,108,858	—		9,108,858

Total Assets	$84,475,739	$226,780,489	$—		$311,256,228

LIABILITIES
Futures Contracts*	$(248,869)	$—	$—		$(248,869)

Total Liabilities	$(248,869)	$—	$—		$(248,869)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$268,441,802	$—	$—		$268,441,802
Securities Lending Collateral	—	1,094,051	—		1,094,051
Short-Term Investments	—	13,444,136	—		13,444,136

Total Assets	$268,441,802	$14,538,187	$—		$282,979,989

LIABILITIES
Futures Contracts*	$(100,713)	$—	$—		$(100,713)

Total Liabilities	$(100,713)	$—	$—		$(100,713)

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$33,833,534	$—	$—		$33,833,534
Preferred Stocks	2,536	—	—		2,536
Rights	—	—	13		13
Securities Lending Collateral	—	1,630,559	—		1,630,559
Short-Term Investments	—	1,276,599	—		1,276,599

Total Assets	$33,836,070	$2,907,158	$13		$36,743,241

LIABILITIES
Futures Contracts*	$(16,881)	$—	$—		$(16,881)

Total Liabilities	$(16,881)	$—	$—		$(16,881)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$16,868,029	$163,079,651	$—		$179,947,680
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	118,670	—		118,670
Short-Term Investments	—	5,414,746	—		5,414,746

Total Assets	$16,868,029	$168,613,067	$—	(a)	$185,481,096

LIABILITIES
Futures Contracts*	$(114,471)	$—	$—		$(114,471)

Total Liabilities	$(114,471)	$—	$—		$(114,471)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$90,432,577	$230,540,328	$—		$320,972,905
Securities Lending Collateral	—	4,192,661	—		4,192,661
Short-Term Investments	—	9,099,398	—		9,099,398

Total Assets	$90,432,577	$243,832,387	$—		$334,264,964

LIABILITIES
Futures Contracts*	$(293,756)	$—	$—		$(293,756)

Total Liabilities	$(293,756)	$—	$—		$(293,756)

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,039,643,027	$—	$—		$1,039,643,027
Securities Lending Collateral	—	7,314,277	—		7,314,277
Short-Term Investments	—	28,166,945	—		28,166,945

Total Assets	$1,039,643,027	$35,481,222	$—		$1,075,124,249

LIABILITIES
Futures Contracts*	$(399,806)	$—	$—		$(399,806)

Total Liabilities	$(399,806)	$—	$—		$(399,806)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$374,271,666	$—	$—	(a)	$374,271,666
Securities Lending Collateral	—	29,722,946	—		29,722,946
Short-Term Investments	—	8,454,619	—		8,454,619
Warrants	—	—	—	(a)	— (a)

Total Assets	$374,271,666	$38,177,565	$—	(a)	$412,449,231

LIABILITIES
Futures Contracts*	$(133,457)	$—	$—		$(133,457)

Total Liabilities	$(133,457)	$—	$—		$(133,457)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$32,299,835	$382,923,267	$1,231		$415,224,333
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	2,955,132	—		2,955,132
Short-Term Investments	—	10,421,476	—		10,421,476

Total Assets	$32,299,835	$396,299,875	$1,231		$428,600,941

LIABILITIES
Futures Contracts*	$(169,658)	$—	$—		$(169,658)

Total Liabilities	$(169,658)	$—	$—		$(169,658)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$1,697,026	$10,143,040	$17,019		$11,857,085
Exchange-Traded Funds†	311,283	—	—		311,283
Securities Lending Collateral	—	86,512	—		86,512
Short-Term Investments	—	91,137	—		91,137

Total Assets	$2,008,309	$10,320,689	$17,019		$12,346,017

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$204,682,459	$—	$—		$204,682,459
Securities Lending Collateral	—	765,567	—		765,567
Short-Term Investments	—	7,720,339	—		7,720,339

Total Assets	$204,682,459	$8,485,906	$—		$213,168,365

LIABILITIES
Futures Contracts*	$(78,310)	$—	$—		$(78,310)

Total Liabilities	$(78,310)	$—	$—		$(78,310)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$62,163,208	$—	$—		$62,163,208
Securities Lending Collateral	—	4,430,059	—		4,430,059
Short-Term Investments	—	2,170,281	—		2,170,281

Total Assets	$62,163,208	$6,600,340	$—		$68,763,548

LIABILITIES
Futures Contracts*	$(26,622)	$—	$—		$(26,622)

Total Liabilities	$(26,622)	$—	$—		$(26,622)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$10,809,612	$109,219,444	$—		$120,029,056
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	2,032,321	—		2,032,321
Short-Term Investments	—	3,899,415	—		3,899,415

Total Assets	$10,809,612	$115,151,180	$—	(a)	$125,960,792

LIABILITIES
Futures Contracts*	$(28,681)	$—	$—		$(28,681)

Total Liabilities	$(28,681)	$—	$—		$(28,681)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,537,872,519	$—	$—		$1,537,872,519
Securities Lending Collateral	—	4,121,341	—		4,121,341
Short-Term Investments	—	77,099,480	—		77,099,480

Total Assets	$1,537,872,519	$81,220,821	$—		$1,619,093,340

LIABILITIES
Futures Contracts*	$(950,617)	$—	$—		$(950,617)

Total Liabilities	$(950,617)	$—	$—		$(950,617)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$23,027,204	$161,194,099	$—		$184,221,303
Securities Lending Collateral	—	2,476,455	—		2,476,455
Short-Term Investments	—	6,804,112	—		6,804,112

Total Assets	$23,027,204	$170,474,666	$—		$193,501,870

LIABILITIES
Futures Contracts*	$(208,715)	$—	$—		$(208,715)

Total Liabilities	$(208,715)	$—	$—		$(208,715)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$14,450,016	$60,965,393	$1		$75,415,410
Securities Lending Collateral	—	1,022,536	—		1,022,536
Short-Term Investments	—	3,374,456	—		3,374,456

Total Assets	$14,450,016	$65,362,385	$1		$79,812,402

LIABILITIES
Futures Contracts*	$(94,686)	$—	$—		$(94,686)

Total Liabilities	$(94,686)	$—	$—		$(94,686)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$206,632,722	$115,186,990	$141		$321,819,853
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	576,217	—		576,217
Short-Term Investments	—	35,420,143	—		35,420,143
Futures Contracts*	461,946	—	—		461,946
Forward Foreign Currency Exchange Contracts*	—	2,417,223	—		2,417,223
Total Return Swaps Contracts*	—	22,517	—		22,517

Total Assets	$207,094,668	$153,623,090	$141		$360,717,899

LIABILITIES
Futures Contracts*	$(1,612,596)	$—	$—		$(1,612,596)
Forward Foreign Currency Exchange Contracts*	—	(2,715,534)	—		(2,715,534)
Total Return Swaps Contracts*	—	(1,061,561)	—		(1,061,561)

Total Liabilities	$(1,612,596)	$(3,777,095)	$—		$(5,389,691)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$387,188,538	$210		$387,188,748
Rights†	—	—	—	(a)	— (a)
Securities Lending Collateral	—	725,714	—		725,714
Short-Term Investments	—	43,801,237	—		43,801,237
Futures Contracts*	506,306	—	—		506,306
Forward Foreign Currency Exchange Contracts*	—	2,469,167	—		2,469,167
Total Return Swaps Contracts*	—	166,500	—		166,500

Total Assets	$506,306	$434,351,156	$210		$434,857,672

LIABILITIES
Futures Contracts*	$(2,601,765)	$—	$—		$(2,601,765)
Forward Foreign Currency Exchange Contracts*	—	(3,376,100)	—		(3,376,100)
Total Return Swaps Contracts*	—	(677,835)	—		(677,835)

Total Liabilities	$(2,601,765)	$(4,053,935)	$—		$(6,655,700)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$21,310,329	$—	$—		$21,310,329
Exchange-Traded Funds	221,093	—	—		221,093
Short-Term Investments	—	154,950	—		154,950

Total Assets	$21,531,422	$154,950	$—		$21,686,372

LIABILITIES
Common Stocks (Sold Short)	$(4,946,754)	$—	$—		$(4,946,754)

Total Liabilities	$(4,946,754)	$—	$—		$(4,946,754)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$4,190,348	$—	$—		$4,190,348
Exchange-Traded Funds	33,245	—	—		33,245
Rights	—	—	2		2
Short-Term Investments	—	42,278	—		42,278

Total Assets	$4,223,593	$42,278	$2		$4,265,873

LIABILITIES
Common Stocks (Sold Short)	$(970,673)	$—	$—		$(970,673)

Total Liabilities	$(970,673)	$—	$—		$(970,673)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$89,071,002	$—		$89,071,002
Rights†	—	—	—	(a)	— (a)
Short-Term Investments	—	1,249,621	—		1,249,621

Total Assets	$—	$90,320,623	$—	(a)	$90,320,623

LIABILITIES
Common Stocks (Sold Short)†	$(151,530)	$(20,424,098)	$—		$(20,575,628)
Futures Contracts*	(1,526)	—	—		(1,526)

Total Liabilities	$(153,056)	$(20,424,098)	$—		$(20,577,154)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$14,690,665	$22,724,547	$—		$37,415,212
Short-Term Investments	—	13,560,108	—		13,560,108
Total Return Basket Swaps Contracts*	—	661,175	—		661,175

Total Assets	$14,690,665	$36,945,830	$—		$51,636,495

LIABILITIES
Futures Contracts*	$(51,895)	$—	$—		$(51,895)
Total Return Basket Swaps Contracts*	—	(896,125)	—		(896,125)

Total Liabilities	$(51,895)	$(896,125)	$—		$(948,020)

AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Corporate Bonds	$—	$27,135,112	$—		$27,135,112
Foreign Government Securities	—	17,954,425	—		17,954,425
Mortgage-Backed Securities	—	34,332,608	—		34,332,608
U.S. Treasury Obligations	—	37,622,864	—		37,622,864
Short-Term Investments	—	13,371,940	—		13,371,940
Futures Contracts*	45,376	—	—		45,376
Forward Foreign Currency Exchange Contracts*	—	592,862	—		592,862
Interest Rate Swap Contracts*	—	814,612	—		814,612
Credit Default Swap Contracts*	—	459,302	—		459,302

Total Assets	$45,376	$132,283,725	$—		$132,329,101

LIABILITIES
Futures Contracts*	$(85,377)	$—	$—		$(85,377)
Forward Foreign Currency Exchange Contracts*	—	(358,206)	—		(358,206)
Interest Rate Swap Contracts*	—	(1,252,203)	—		(1,252,203)
Credit Default Swap Contracts*	—	(304,577)	—		(304,577)

Total Liabilities	$(85,377)	$(1,914,986)	$—		$(2,000,363)

*

Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended June 30, 2018, the amount of securities that transferred from Level 1 into Level 2 for AQR Emerging Relaxed Constraint Equity Fund was $41,710. There were no transfers between Level 1 and 2 for any of the remaining Funds.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

There were no other Level 3 securities held at period end, except where noted in AQR Emerging Momentum Style Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR International Relaxed Constraint Equity.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for AQR Emerging Momentum Style Fund that held level 3 securities that were considered quantitatively significant:

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCKS
Balance as of September 30, 2017	$— (a)
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,096)
Purchases[1]	—
Sales[2]	—
Transfers in to Level 3	19,115
Transfers out of Level 3	—

Balance as of June 30, 2018	$17,019

Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2018	$(2,096)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2018 for the AQR Emerging Momentum Style Fund:

Quantitative Information about Level 3 Fair Value Measurements

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERBAVLE INPUT(S)	INPUT VALUE/ RANGE	WEIGHTED AVERAGE
Common Stock	$17,019	Options Pricing Model	Discount for Lack of Marketability*	5.63%	N/A

*	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

5. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended June 30, 2018 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$825,840	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	256,259	—	—
AQR International Multi-Style Fund	—	—	—	264,234	—	—
AQR Emerging Multi-Style Fund	—	—	—	248,869	—	—
AQR TM Large Cap Multi-Style Fund	—	—	—	100,713	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	16,881	—	—
AQR TM International Multi-Style Fund	—	—	—	114,471	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	293,756	—	—
AQR Large Cap Momentum Style Fund	—	—	—	399,806	—	—
AQR Small Cap Momentum Style Fund	—	—	—	133,457	—	—
AQR International Momentum Style Fund	—	—	—	169,658	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	78,310	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	26,622	—	—
AQR TM International Momentum Style Fund	—	—	—	28,681	—	—
AQR Large Cap Defensive Style Fund	—	—	—	950,617	—	—
AQR International Defensive Style Fund	—	—	—	208,715	—	—
AQR Emerging Defensive Style Fund	—	—	—	94,686	—	—
AQR Global Equity Fund	461,946	22,517	—	1,612,596	1,061,561	—
AQR International Equity Fund	506,306	166,500	—	2,601,765	677,835	—
AQR International Relaxed Constraint Equity Fund	—	—	—	1,526	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	661,175	—	51,895	896,125	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,417,223	—	—	2,715,534
AQR International Equity Fund	—	—	2,469,167	—	—	3,376,100
AQR Core Plus Bond Fund	—	—	592,862	—	—	358,206

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	45,376	814,612	—	85,377	1,252,203	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	459,302	—	—	304,577	—

Netting:
AQR Global Equity Fund	(461,946)	(22,517)	(2,417,223)	(461,946)	(22,517)	(2,417,223)
AQR International Equity Fund	(506,306)	(166,500)	(2,469,167)	(506,306)	(166,500)	(2,469,167)
AQR Emerging Relaxed Constraint Equity Fund	—	(661,175)	—	—	(661,175)	—
AQR Core Plus Bond Fund	(45,376)	(1,119,189)	(358,206)	(45,376)	(1,119,189)	(358,206)

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$825,840	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	256,259	—	—
AQR International Multi-Style Fund	—	—	—	264,234	—	—
AQR Emerging Multi-Style Fund	—	—	—	248,869	—	—
AQR TM Large Cap Multi-Style Fund	—	—	—	100,713	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	16,881	—	—
AQR TM International Multi-Style Fund	—	—	—	114,471	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	293,756	—	—
AQR Large Cap Momentum Style Fund	—	—	—	399,806	—	—
AQR Small Cap Momentum Style Fund	—	—	—	133,457	—	—
AQR International Momentum Style Fund	—	—	—	169,658	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	78,310	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	26,622	—	—
AQR TM International Momentum Style Fund	—	—	—	28,681	—	—
AQR Large Cap Defensive Style Fund	—	—	—	950,617	—	—
AQR International Defensive Style Fund	—	—	—	208,715	—	—
AQR Emerging Defensive Style Fund	—	—	—	94,686	—	—
AQR Global Equity Fund	—	—	—	1,150,650	1,039,044	298,311
AQR International Equity Fund	—	—	—	2,095,459	511,335	906,933
AQR International Relaxed Constraint Equity Fund	—	—	—	1,526	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	51,895	234,950	—
AQR Core Plus Bond Fund	—	—	234,656	40,001	282,867	—

6. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate. In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

7. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow money from and lend money to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the Interfund Lending Program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must (i) repay all of its outstanding loans through the Interfund Lending Program, (ii) reduce its outstanding indebtedness to 10% or less of its total assets, or (iii) secure each of its outstanding borrowings through the Interfund Lending Program with collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

8. Line of Credit

Effective February 23, 2018 and terminating on February 23, 2019, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $350,000,000, prior to February 23, 2018 the line of credit available was $300,000,000 at substantially similar terms.

The Funds had the following borrowings during the year.

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE%	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Small Cap Multi-Style Fund	$12,300,000	2.41%	8	$6,501
AQR TM Small Cap Multi-Style Fund	300,000	2.56	5	105
AQR Emerging Momentum Style Fund	325,000	2.54	16	361
AQR Large Cap Relaxed Constraint Equity Fund	1,200,000	2.59	5	427
AQR International Relaxed Constraint Equity Fund	300,000	1.25	2	21

Notes to Schedules of Investments	June 30, 2018 (Unaudited)

9. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of these changes on the financial statements, if any.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 24, 2018

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
August 24, 2018